UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-10325

VANECK ETF TRUST
(Exact name of registrant as specified in charter)

666 Third Avenue, New York, NY 10017
(Address of principal executive offices) (Zip code)

Van Eck Associates Corporation
666 Third Avenue, New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end: DECEMBER 31

Date of reporting period: DECEMBER 31, 2025

Item 1.	REPORTS TO STOCKHOLDERS.

VanEck AA-BB CLO ETF

Ticker: CLOB | NYSE Arca, Inc.

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the VanEck AA-BB CLO ETF (the "Fund") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck AA-BB CLO ETF	$47	0.45%

How did the Fund perform last year?

  Strong collateralized loan obligation total returns were driven by high interest rates, even as the Federal Reserve restarted its easing cycle in September, and benefited from spread tightening.

  The Fund slightly underperformed its benchmark, the J.P. Morgan CLO Balanced Mezzanine Index, and most of the underperformance occurred in April. The Fund largely made up for this underperformance through the rest of the period.

  Single-A rated CLOs contributed positively to returns relative to the benchmark, while AA, BBB and BB rated CLOs detracted from relative performance.

How did the Fund perform since inception?

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV since inception (9/24/2024).

Cumulative Performance Based on $10,000 Investment

	Fund	ICE BofA US Broad Market Index	J.P. Morgan CLOIE Balanced Mezzanine Index
Sep 24	$10,000	$10,000	$10,000
Sep 24	$10,031	$9,970	$10,025
Oct 24	$10,116	$9,726	$10,123
Nov 24	$10,205	$9,824	$10,205
Dec 24	$10,288	$9,665	$10,285
Jan 25	$10,379	$9,721	$10,376
Feb 25	$10,428	$9,931	$10,427
Mar 25	$10,404	$9,935	$10,390
Apr 25	$10,346	$9,971	$10,385
May 25	$10,549	$9,900	$10,566
Jun 25	$10,625	$10,051	$10,638
Jul 25	$10,722	$10,030	$10,724
Aug 25	$10,793	$10,148	$10,796
Sep 25	$10,860	$10,258	$10,870
Oct 25	$10,893	$10,323	$10,904
Nov 25	$10,878	$10,386	$10,938
Dec 25	$11,002	$10,356	$11,016

Average Annual Total Returns

.	1 Year	Life*
VanEck AA-BB CLO ETF	6.94%	7.82%
J.P. Morgan CLOIE Balanced Mezzanine Index	7.10%	7.92%
ICE BofA US Broad Market Index	7.15%	2.80%

* Inception of Fund: 09/24/2024.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$151,981,350
  Number of Portfolio Holdings50
  Portfolio Turnover Rate47%
  Advisory Fees Paid$505,803

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		1.4%
Government		4.6%
Collateralized Loan Obligations		94.0%

Top Ten Holdings Footnote Reference* (% of Total Net Assets)

Octagon 64 Ltd., 5.57%, 7/21/2037	6.6%
Rockford Tower CLO 2022-1 Ltd., 5.58%, 7/20/2035	4.6%
Dryden 95 CLO Ltd., 6.94%, 8/20/2034	4.6%
Rockford Tower CLO 2021-2 Ltd., 5.58%, 7/20/2034	4.3%
Capital Four US CLO III Ltd., 6.07%, 4/21/2038	3.3%
Signal Peak CLO 4 Ltd., 5.51%, 10/26/2034	3.3%
Brant Point CLO 2025-8 Ltd., 5.66%, 3/31/2038	3.3%
KKR CLO 36 Ltd., 5.65%, 10/15/2034	3.3%
Neuberger Berman Loan Advisers CLO 38 Ltd., 5.28%, 10/20/2036	3.3%
Sound Point CLO XXIX Ltd., 5.50%, 4/25/2034	3.3%
Footnote	Description
Footnote*	Excludes short-term investments

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Africa Index ETF

Ticker: AFK | NYSE Arca, Inc.

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the VanEck Africa Index ETF (the "Fund") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Africa Index ETF	$101	0.76%

How did the Fund perform last year?

  The Fund posted a positive return over the period as improving economic growth, firm commodity prices and increased investor interest contributed to broader regional equity gains.

  From a country of risk perspective, South Africa contributed the most to the Fund’s performance during the period, followed by the United Kingdom and Morocco. India was the only detractor during the period.

  In terms of sectors, the Materials sector contributed the most to the Fund’s performance during the period, followed by Financials and Communication Services. The Energy sector detracted the most from the Fund’s performance during the period, followed by Health Care.

  The leading individual contributors to performance were Airtel Africa Plc, Barrick Mining Corporation and Anglogold Ashanti PLC.

  The leading individual detractors to performance were Kosmos Energy Ltd., MakeMyTrip Ltd. and Ivanhoe Mines Ltd. Class A.

How did the Fund perform over the past 10 years?

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years.

Cumulative Performance Based on $10,000 Investment

	Fund	MSCI ACWI Index	MVIS® GDP Africa Index
Dec 15	$10,000	$10,000	$10,000
Jan 16	$9,216	$9,397	$9,148
Feb 16	$9,503	$9,332	$9,509
Mar 16	$10,491	$10,024	$10,496
Apr 16	$11,745	$10,172	$11,738
May 16	$11,309	$10,185	$11,326
Jun 16	$11,165	$10,123	$11,179
Jul 16	$11,645	$10,559	$11,712
Aug 16	$11,231	$10,595	$11,292
Sep 16	$11,491	$10,660	$11,572
Oct 16	$11,623	$10,479	$11,719
Nov 16	$10,889	$10,558	$11,060
Dec 16	$11,394	$10,786	$11,630
Jan 17	$12,114	$11,081	$12,310
Feb 17	$11,564	$11,392	$12,240
Mar 17	$11,751	$11,532	$12,291
Apr 17	$11,881	$11,711	$12,553
May 17	$12,199	$11,970	$12,858
Jun 17	$12,352	$12,024	$12,971
Jul 17	$13,146	$12,360	$13,840
Aug 17	$13,611	$12,408	$14,085
Sep 17	$13,220	$12,647	$13,708
Oct 17	$13,276	$12,910	$13,774
Nov 17	$13,770	$13,160	$14,302
Dec 17	$14,358	$13,372	$14,964
Jan 18	$15,093	$14,127	$15,715
Feb 18	$14,827	$13,533	$15,506
Mar 18	$14,746	$13,244	$15,384
Apr 18	$14,688	$13,370	$15,341
May 18	$14,022	$13,387	$14,648
Jun 18	$13,634	$13,314	$14,272
Jul 18	$13,669	$13,716	$14,307
Aug 18	$12,790	$13,824	$13,379
Sep 18	$12,541	$13,884	$13,146
Oct 18	$11,684	$12,843	$12,251
Nov 18	$11,893	$13,031	$12,458
Dec 18	$11,817	$12,113	$12,416
Jan 19	$12,952	$13,070	$13,578
Feb 19	$12,858	$13,419	$13,518
Mar 19	$12,740	$13,588	$13,390
Apr 19	$13,058	$14,047	$13,724
May 19	$12,193	$13,214	$12,843
Jun 19	$13,141	$14,079	$13,856
Jul 19	$12,494	$14,120	$13,210
Aug 19	$11,919	$13,785	$12,584
Sep 19	$11,922	$14,075	$12,486
Oct 19	$12,052	$14,460	$12,629
Nov 19	$12,230	$14,813	$12,830
Dec 19	$12,823	$15,335	$13,504
Jan 20	$12,035	$15,166	$12,716
Feb 20	$10,886	$13,941	$11,407
Mar 20	$8,036	$12,059	$8,519
Apr 20	$9,270	$13,350	$9,951
May 20	$9,602	$13,931	$10,174
Jun 20	$10,328	$14,376	$10,899
Jul 20	$10,839	$15,137	$11,522
Aug 20	$11,172	$16,063	$11,927
Sep 20	$11,031	$15,545	$11,755
Oct 20	$11,338	$15,167	$12,062
Nov 20	$12,192	$17,037	$13,107
Dec 20	$13,117	$17,828	$14,072
Jan 21	$13,482	$17,747	$14,480
Feb 21	$13,651	$18,158	$14,576
Mar 21	$13,491	$18,643	$14,459
Apr 21	$13,950	$19,458	$14,934
May 21	$14,573	$19,761	$15,598
Jun 21	$14,026	$20,021	$15,051
Jul 21	$13,973	$20,159	$15,012
Aug 21	$14,150	$20,664	$15,173
Sep 21	$13,475	$19,810	$14,515
Oct 21	$13,815	$20,821	$14,932
Nov 21	$13,082	$20,320	$14,139
Dec 21	$13,601	$21,133	$14,724
Jan 22	$13,824	$20,095	$14,860
Feb 22	$14,278	$19,576	$15,366
Mar 22	$14,363	$20,000	$15,532
Apr 22	$13,317	$18,399	$14,460
May 22	$12,895	$18,420	$14,044
Jun 22	$11,347	$16,868	$12,281
Jul 22	$11,634	$18,046	$12,556
Aug 22	$11,236	$17,381	$12,159
Sep 22	$10,136	$15,717	$11,152
Oct 22	$10,283	$16,666	$11,309
Nov 22	$11,645	$17,958	$12,839
Dec 22	$11,106	$17,252	$12,369
Jan 23	$11,767	$18,488	$13,138
Feb 23	$11,139	$17,958	$12,578
Mar 23	$11,080	$18,512	$12,449
Apr 23	$10,799	$18,778	$12,304
May 23	$10,107	$18,577	$11,665
Jun 23	$10,351	$19,656	$11,778
Jul 23	$11,216	$20,375	$12,944
Aug 23	$10,412	$19,806	$12,016
Sep 23	$10,044	$18,987	$11,738
Oct 23	$9,424	$18,416	$11,073
Nov 23	$10,055	$20,116	$11,907
Dec 23	$10,169	$21,082	$12,250
Jan 24	$9,688	$21,206	$11,780
Feb 24	$9,528	$22,116	$11,483
Mar 24	$10,672	$22,810	$12,887
Apr 24	$10,711	$22,057	$12,998
May 24	$11,129	$22,953	$13,454
Jun 24	$11,275	$23,464	$13,680
Jul 24	$11,553	$23,843	$14,036
Aug 24	$11,780	$24,448	$14,344
Sep 24	$12,253	$25,016	$14,954
Oct 24	$11,924	$24,455	$14,547
Nov 24	$11,688	$25,369	$14,252
Dec 24	$11,263	$24,769	$13,766
Jan 25	$12,012	$25,600	$14,713
Feb 25	$11,909	$25,446	$14,550
Mar 25	$12,517	$24,441	$15,296
Apr 25	$12,792	$24,669	$15,661
May 25	$13,401	$26,087	$16,429
Jun 25	$14,289	$27,258	$17,519
Jul 25	$14,823	$27,628	$18,216
Aug 25	$15,851	$28,310	$19,443
Sep 25	$17,294	$29,336	$21,234
Oct 25	$17,297	$29,992	$21,257
Nov 25	$17,722	$29,989	$21,764
Dec 25	$18,978	$30,302	$23,342

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Africa Index ETF	68.50%	7.67%	6.62%
MVIS® GDP Africa Index	69.57%	10.65%	8.85%
MSCI ACWI Index	22.34%	11.19%	11.72%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$107,286,040
  Number of Portfolio Holdings71
  Portfolio Turnover Rate36%
  Advisory Fees Paid$308,288

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.2%
Other Investments		0.5%
Energy		2.1%
Industrials		3.2%
Consumer Staples		3.3%
Consumer Discretionary		7.4%
Communication Services		12.6%
Financials		32.6%
Materials		38.1%

Top Ten Holdings (% of Total Net Assets)

Attijariwafa Bank	6.2%
Airtel Africa PLC	4.9%
Endeavour Mining PLC	4.8%
Naspers Ltd.	4.5%
Anglo American PLC	4.2%
Ivanhoe Mines Ltd.	3.9%
Banque Centrale Populaire	3.3%
Perseus Mining Ltd.	3.3%
Gold Fields Ltd.	3.2%
Guaranty Trust Holding Co. PLC	3.0%

Material Fund Changes

The following material fund change occurred during the period ended December 31, 2025:

The Fund's net expense ratio decreased to 0.76% for the year ended December 31, 2025 from 0.88% for the year ended December 31, 2024 primarily resulting from lower interest expense and an increase in average net assets.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Agribusiness ETF

Ticker: MOO | NYSE Arca, Inc.

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the VanEck Agribusiness ETF (the "Fund") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Agribusiness ETF	$60	0.56%

How did the Fund perform last year?

  During the period, performance reflected improving global agribusiness fundamentals amid easing cost pressures and stabilizing supply-demand dynamics.

  The health care sector, which includes Bayer as a result its 2018 acquisition of Monsanto, rebounded from the prior-year’s detraction and ended the period as the Fund’s largest contributor. Materials, consumer staples, and industrials all contributed positively to performance.

  From a country perspective, Germany was the largest contributor due to strong performance from select holdings, while the United States detracted modestly as a result of its higher portfolio weighting and lower relative returns.

  The leading individual contributors to performance were Bayer and Nutrien.

  The leading detractors were Zoetis and FMC.

How did the Fund perform over the past 10 years?

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years.

Cumulative Performance Based on $10,000 Investment

	Fund	MSCI ACWI Index	MVIS® Global Agribusiness Index
Dec 15	$10,000	$10,000	$10,000
Jan 16	$9,456	$9,397	$9,401
Feb 16	$9,598	$9,332	$9,577
Mar 16	$10,028	$10,024	$10,002
Apr 16	$10,445	$10,172	$10,464
May 16	$10,548	$10,185	$10,526
Jun 16	$10,307	$10,123	$10,250
Jul 16	$10,537	$10,559	$10,517
Aug 16	$10,971	$10,595	$10,938
Sep 16	$10,730	$10,660	$10,682
Oct 16	$10,610	$10,479	$10,583
Nov 16	$10,945	$10,558	$10,902
Dec 16	$11,274	$10,786	$11,251
Jan 17	$11,724	$11,081	$11,694
Feb 17	$11,808	$11,392	$11,778
Mar 17	$11,720	$11,532	$11,693
Apr 17	$11,974	$11,711	$11,957
May 17	$12,038	$11,970	$12,009
Jun 17	$12,091	$12,024	$12,041
Jul 17	$12,446	$12,360	$12,411
Aug 17	$12,367	$12,408	$12,327
Sep 17	$12,933	$12,647	$12,889
Oct 17	$13,208	$12,910	$13,161
Nov 17	$13,449	$13,160	$13,397
Dec 17	$13,719	$13,372	$13,695
Jan 18	$14,349	$14,127	$14,236
Feb 18	$13,897	$13,533	$13,819
Mar 18	$13,736	$13,244	$13,615
Apr 18	$13,794	$13,370	$13,714
May 18	$13,915	$13,387	$13,825
Jun 18	$13,841	$13,314	$13,758
Jul 18	$14,235	$13,716	$14,138
Aug 18	$14,447	$13,824	$14,354
Sep 18	$14,645	$13,884	$14,556
Oct 18	$13,703	$12,843	$13,622
Nov 18	$13,923	$13,031	$13,834
Dec 18	$12,929	$12,113	$12,861
Jan 19	$13,954	$13,070	$13,868
Feb 19	$14,045	$13,419	$13,972
Mar 19	$14,142	$13,588	$14,057
Apr 19	$14,591	$14,047	$14,504
May 19	$13,733	$13,214	$13,668
Jun 19	$15,132	$14,079	$15,043
Jul 19	$15,146	$14,120	$15,097
Aug 19	$14,933	$13,785	$14,862
Sep 19	$14,912	$14,075	$14,844
Oct 19	$15,113	$14,460	$15,062
Nov 19	$14,998	$14,813	$14,942
Dec 19	$15,734	$15,335	$15,690
Jan 20	$14,905	$15,166	$14,908
Feb 20	$13,770	$13,941	$13,687
Mar 20	$11,776	$12,059	$11,762
Apr 20	$12,774	$13,350	$12,739
May 20	$13,493	$13,931	$13,410
Jun 20	$13,818	$14,376	$13,741
Jul 20	$14,699	$15,137	$14,628
Aug 20	$15,586	$16,063	$15,531
Sep 20	$15,496	$15,545	$15,446
Oct 20	$15,222	$15,167	$15,171
Nov 20	$17,222	$17,037	$17,180
Dec 20	$18,051	$17,828	$17,996
Jan 21	$18,286	$17,747	$18,254
Feb 21	$19,649	$18,158	$19,599
Mar 21	$20,298	$18,643	$20,245
Apr 21	$21,164	$19,458	$21,128
May 21	$21,544	$19,761	$21,486
Jun 21	$21,132	$20,021	$21,092
Jul 21	$21,288	$20,159	$21,256
Aug 21	$21,535	$20,664	$21,515
Sep 21	$21,147	$19,810	$21,170
Oct 21	$22,127	$20,821	$22,120
Nov 21	$21,068	$20,320	$21,089
Dec 21	$22,383	$21,133	$22,407
Jan 22	$21,833	$20,095	$21,825
Feb 22	$22,538	$19,576	$22,567
Mar 22	$24,507	$20,000	$24,584
Apr 22	$23,128	$18,399	$23,221
May 22	$23,303	$18,420	$23,344
Jun 22	$20,318	$16,868	$20,336
Jul 22	$21,548	$18,046	$21,572
Aug 22	$21,301	$17,381	$21,366
Sep 22	$18,954	$15,717	$19,017
Oct 22	$20,854	$16,666	$20,914
Nov 22	$21,864	$17,958	$21,879
Dec 22	$20,604	$17,252	$20,695
Jan 23	$22,058	$18,488	$22,106
Feb 23	$21,291	$17,958	$21,375
Mar 23	$20,853	$18,512	$20,907
Apr 23	$20,493	$18,778	$20,543
May 23	$18,502	$18,577	$18,539
Jun 23	$19,570	$19,656	$19,600
Jul 23	$20,995	$20,375	$21,037
Aug 23	$20,045	$19,806	$20,100
Sep 23	$18,889	$18,987	$18,954
Oct 23	$17,395	$18,416	$17,431
Nov 23	$17,642	$20,116	$17,685
Dec 23	$18,835	$21,082	$18,903
Jan 24	$17,534	$21,206	$17,626
Feb 24	$17,937	$22,116	$18,006
Mar 24	$18,572	$22,810	$18,647
Apr 24	$17,672	$22,057	$17,771
May 24	$17,948	$22,953	$17,989
Jun 24	$17,339	$23,464	$17,401
Jul 24	$17,789	$23,843	$17,863
Aug 24	$18,201	$24,448	$18,260
Sep 24	$18,642	$25,016	$18,714
Oct 24	$17,623	$24,455	$17,713
Nov 24	$17,782	$25,369	$17,849
Dec 24	$16,530	$24,769	$16,616
Jan 25	$17,723	$25,600	$17,826
Feb 25	$17,412	$25,446	$17,483
Mar 25	$17,339	$24,441	$17,403
Apr 25	$17,603	$24,669	$17,672
May 25	$18,457	$26,087	$18,554
Jun 25	$18,754	$27,258	$18,840
Jul 25	$18,546	$27,628	$18,663
Aug 25	$19,076	$28,310	$19,178
Sep 25	$18,758	$29,336	$18,846
Oct 25	$18,217	$29,992	$18,317
Nov 25	$18,668	$29,989	$18,766
Dec 25	$19,014	$30,302	$19,134

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Agribusiness ETF	15.03%	1.04%	6.64%
MVIS® Global Agribusiness Index	15.15%	1.23%	6.70%
MSCI ACWI Index	22.34%	11.19%	11.72%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$574,540,696
  Number of Portfolio Holdings51
  Portfolio Turnover Rate17%
  Advisory Fees Paid$2,979,225

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.1%
Health Care		18.6%
Industrials		19.3%
Materials		24.9%
Consumer Staples		37.1%

Top Ten Holdings (% of Total Net Assets)

Zoetis, Inc.	8.4%
Deere & Co.	7.8%
Bayer AG	7.0%
Corteva, Inc.	6.6%
Nutrien Ltd.	6.1%
Archer-Daniels-Midland Co.	5.3%
Tyson Foods, Inc.	5.0%
CF Industries Holdings, Inc.	3.8%
Mowi ASA	3.7%
Kubota Corp.	3.7%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck BDC Income ETF

Ticker: BIZD | NYSE Arca, Inc.

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the VanEck BDC Income ETF (the "Fund") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference(a)
VanEck BDC Income ETF	$41	0.42%
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

How did the Fund perform last year?

  Business development company equities were pressured during the period as discounts to NAV widened amid changing rate expectations and a shift in sentiment following select idiosyncratic credit events in the direct lending market.

  Sixth Street Specialty Lending, Inc. was the top contributor to Fund performance during the period, while Blackstone Secured Lending Fund was the greatest detractor.

  The Fund utilized index-linked swaps to achieve its investment objective of replicating as closely as possible, before fees and expenses, the price and yield performance of the MVIS US Business Development Companies Index.

How did the Fund perform over the past 10 years?

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years.

Cumulative Performance Based on $10,000 Investment

	Fund	S&P 500 Index	MVIS® US Business Development Companies Index
Dec 15	$10,000	$10,000	$10,000
Jan 16	$9,649	$9,504	$9,412
Feb 16	$9,903	$9,491	$9,661
Mar 16	$10,737	$10,135	$10,469
Apr 16	$10,979	$10,174	$10,695
May 16	$10,832	$10,357	$10,541
Jun 16	$11,146	$10,384	$10,841
Jul 16	$11,791	$10,766	$11,465
Aug 16	$12,338	$10,782	$11,991
Sep 16	$12,153	$10,784	$11,811
Oct 16	$11,987	$10,587	$11,648
Nov 16	$12,476	$10,979	$12,116
Dec 16	$12,595	$11,196	$12,484
Jan 17	$12,957	$11,408	$12,570
Feb 17	$13,591	$11,861	$13,183
Mar 17	$13,705	$11,875	$13,301
Apr 17	$13,907	$11,997	$13,498
May 17	$13,065	$12,166	$12,683
Jun 17	$13,297	$12,242	$12,913
Jul 17	$13,393	$12,494	$13,010
Aug 17	$12,660	$12,532	$12,304
Sep 17	$13,201	$12,790	$12,839
Oct 17	$12,833	$13,089	$12,489
Nov 17	$12,984	$13,490	$12,634
Dec 17	$12,530	$13,640	$12,509
Jan 18	$12,687	$14,421	$12,353
Feb 18	$12,222	$13,890	$11,899
Mar 18	$12,586	$13,537	$12,255
Apr 18	$12,784	$13,589	$12,456
May 18	$13,276	$13,916	$12,933
Jun 18	$13,212	$14,002	$12,875
Jul 18	$13,840	$14,523	$13,485
Aug 18	$14,034	$14,996	$13,680
Sep 18	$13,840	$15,081	$13,490
Oct 18	$13,271	$14,050	$12,942
Nov 18	$13,345	$14,337	$13,011
Dec 18	$11,802	$13,042	$11,835
Jan 19	$13,637	$14,087	$13,302
Feb 19	$14,063	$14,540	$13,717
Mar 19	$13,927	$14,822	$13,588
Apr 19	$14,480	$15,422	$14,128
May 19	$14,007	$14,442	$13,669
Jun 19	$14,532	$15,460	$14,186
Jul 19	$14,695	$15,682	$14,352
Aug 19	$14,725	$15,434	$14,382
Sep 19	$15,073	$15,723	$14,723
Oct 19	$14,962	$16,063	$14,611
Nov 19	$15,458	$16,646	$15,101
Dec 19	$15,286	$17,149	$15,264
Jan 20	$15,712	$17,142	$15,355
Feb 20	$14,121	$15,731	$13,800
Mar 20	$8,747	$13,788	$8,482
Apr 20	$10,459	$15,555	$10,127
May 20	$11,742	$16,296	$11,350
Jun 20	$11,751	$16,620	$11,348
Jul 20	$11,731	$17,558	$11,315
Aug 20	$12,286	$18,820	$11,852
Sep 20	$12,222	$18,105	$11,792
Oct 20	$11,696	$17,623	$11,280
Nov 20	$14,214	$19,552	$13,704
Dec 20	$14,197	$20,304	$14,022
Jan 21	$14,861	$20,099	$14,341
Feb 21	$16,401	$20,653	$15,832
Mar 21	$17,132	$21,558	$16,546
Apr 21	$18,180	$22,708	$17,581
May 21	$18,507	$22,867	$17,900
Jun 21	$18,587	$23,401	$17,999
Jul 21	$18,710	$23,956	$18,124
Aug 21	$18,951	$24,685	$18,365
Sep 21	$18,952	$23,537	$18,370
Oct 21	$19,800	$25,186	$19,204
Nov 21	$19,302	$25,011	$18,727
Dec 21	$19,850	$26,132	$19,265
Jan 22	$20,272	$24,780	$19,681
Feb 22	$20,225	$24,038	$19,641
Mar 22	$20,582	$24,931	$20,007
Apr 22	$19,676	$22,757	$19,133
May 22	$19,002	$22,798	$18,481
Jun 22	$17,738	$20,916	$17,244
Jul 22	$19,178	$22,845	$18,668
Aug 22	$19,150	$21,913	$18,641
Sep 22	$16,343	$19,895	$15,888
Oct 22	$18,281	$21,506	$17,785
Nov 22	$19,146	$22,708	$18,625
Dec 22	$18,107	$21,399	$17,615
Jan 23	$19,598	$22,744	$19,064
Feb 23	$19,862	$22,189	$19,323
Mar 23	$18,965	$23,004	$18,457
Apr 23	$19,164	$23,363	$18,636
May 23	$19,352	$23,464	$18,814
Jun 23	$20,231	$25,015	$19,672
Jul 23	$21,370	$25,818	$20,784
Aug 23	$21,347	$25,407	$20,762
Sep 23	$21,685	$24,196	$21,097
Oct 23	$20,750	$23,687	$20,171
Nov 23	$22,072	$25,850	$21,456
Dec 23	$22,984	$27,025	$22,350
Jan 24	$23,344	$27,479	$22,702
Feb 24	$23,337	$28,946	$22,695
Mar 24	$24,240	$29,878	$23,570
Apr 24	$24,536	$28,657	$23,845
May 24	$25,528	$30,078	$24,809
Jun 24	$25,203	$31,157	$24,485
Jul 24	$25,247	$31,537	$24,533
Aug 24	$24,876	$32,302	$24,171
Sep 24	$25,046	$32,992	$24,337
Oct 24	$25,288	$32,692	$24,575
Nov 24	$26,357	$34,612	$25,615
Dec 24	$26,526	$33,786	$25,784
Jan 25	$27,940	$34,727	$27,173
Feb 25	$28,053	$34,274	$27,285
Mar 25	$26,873	$32,343	$26,140
Apr 25	$25,111	$32,124	$24,364
May 25	$26,521	$34,146	$25,744
Jun 25	$26,789	$35,882	$26,004
Jul 25	$27,301	$36,687	$26,512
Aug 25	$27,221	$37,431	$26,447
Sep 25	$25,206	$38,797	$24,514
Oct 25	$24,926	$39,706	$24,251
Nov 25	$25,355	$39,803	$24,677
Dec 25	$25,301	$39,827	$24,636

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck BDC Income ETF	(4.62)%	12.25%	9.73%
MVIS® US Business Development Companies Index	(4.45)%	11.93%	9.44%
S&P 500 Index	17.88%	14.42%	14.82%

MVBDCTRG replaced the MVIS® US Business Development Companies Index (MVBIZDTG) effective June 19, 2023. Index history prior to June 19, 2023 reflects the performance of the MVIS® US Business Development Companies Index.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$1,606,047,024
  Number of Portfolio Holdings33
  Portfolio Turnover Rate28%
  Advisory Fees Paid$6,190,323

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilitiesFootnote Reference*		32.2%
Financials		67.8%
Footnote	Description
Footnote*	Includes net unrealized appreciation (depreciation) on total return swap contracts of (0.4)%

Top Ten Holdings Footnote Reference* (% of Total Net Assets)

Ares Capital Corp.	15.5%
Blue Owl Capital Corp.	9.1%
Blackstone Secured Lending Fund	7.7%
Hercules Capital, Inc.	3.3%
Main Street Capital Corp.	3.2%
Golub Capital BDC, Inc.	3.1%
FS KKR Capital Corp.	3.1%
Sixth Street Specialty Lending, Inc.	2.5%
Capital Southwest Corp.	1.6%
Morgan Stanley Direct Lending Fund	1.5%
Footnote	Description
Footnote*	Excludes short-term investments

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Brazil Small-Cap ETF

Ticker: BRF | NYSE Arca, Inc.

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the VanEck Brazil Small-Cap ETF (the "Fund") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Brazil Small-Cap ETF	$76	0.60%

How did the Fund perform last year?

  The Fund posted a positive return over the period as improving domestic economic activity, resilient export demand and broad equity market strength lifted valuations, despite headwinds from high interest rates and trade tensions.

  The Consumer Discretionary sector contributed the most to the Fund’s performance during the period, followed by Utilities and Financials.

  The leading individual contributors to performance were Modec, Inc., Inter & Co., Inc. and Cyrela Brazil Realty SA Empreendimentos e Participacoes.

  There were no negative detractors to the Fund’s performance during the period from a sector-level perspective.

  The leading individual detractors to performance were Brava Energia SA, Raizen SA and Sao Martinho S.A.

How did the Fund perform over the past 10 years?

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years.

Cumulative Performance Based on $10,000 Investment

	Fund	MSCI ACWI Index	MVIS® Brazil Small-Cap Index	S&P 500 Index
Dec 15	$10,000	$10,000	$10,000	$10,000
Jan 16	$9,109	$9,397	$9,044	$9,504
Feb 16	$9,607	$9,332	$9,666	$9,491
Mar 16	$11,887	$10,024	$12,030	$10,135
Apr 16	$13,027	$10,172	$12,973	$10,174
May 16	$12,002	$10,185	$12,040	$10,357
Jun 16	$14,492	$10,123	$14,519	$10,384
Jul 16	$16,398	$10,559	$16,451	$10,766
Aug 16	$16,648	$10,595	$16,635	$10,782
Sep 16	$16,312	$10,660	$16,346	$10,784
Oct 16	$17,893	$10,479	$18,055	$10,587
Nov 16	$15,575	$10,558	$15,603	$10,979
Dec 16	$16,092	$10,786	$16,164	$11,196
Jan 17	$18,301	$11,081	$18,425	$11,408
Feb 17	$20,000	$11,392	$20,105	$11,861
Mar 17	$19,900	$11,532	$19,755	$11,875
Apr 17	$20,300	$11,711	$20,278	$11,997
May 17	$19,570	$11,970	$19,661	$12,166
Jun 17	$19,510	$12,024	$19,663	$12,242
Jul 17	$22,089	$12,360	$22,221	$12,494
Aug 17	$23,658	$12,408	$23,867	$12,532
Sep 17	$24,728	$12,647	$24,981	$12,790
Oct 17	$23,948	$12,910	$24,186	$13,089
Nov 17	$23,238	$13,160	$23,517	$13,490
Dec 17	$24,414	$13,372	$24,712	$13,640
Jan 18	$26,506	$14,127	$26,981	$14,421
Feb 18	$25,805	$13,533	$26,130	$13,890
Mar 18	$25,136	$13,244	$25,350	$13,537
Apr 18	$23,932	$13,370	$24,410	$13,589
May 18	$20,542	$13,387	$20,886	$13,916
Jun 18	$18,815	$13,314	$19,264	$14,002
Jul 18	$20,249	$13,716	$20,434	$14,523
Aug 18	$18,124	$13,824	$18,101	$14,996
Sep 18	$17,779	$13,884	$18,136	$15,081
Oct 18	$21,452	$12,843	$21,725	$14,050
Nov 18	$21,222	$13,031	$21,436	$14,337
Dec 18	$21,568	$12,113	$21,913	$13,042
Jan 19	$24,987	$13,070	$25,312	$14,087
Feb 19	$24,448	$13,419	$24,808	$14,540
Mar 19	$23,123	$13,588	$23,592	$14,822
Apr 19	$23,802	$14,047	$24,052	$15,422
May 19	$23,500	$13,214	$23,940	$14,442
Jun 19	$25,794	$14,079	$26,271	$15,460
Jul 19	$26,875	$14,120	$27,674	$15,682
Aug 19	$25,066	$13,785	$25,578	$15,434
Sep 19	$25,095	$14,075	$25,552	$15,723
Oct 19	$26,252	$14,460	$26,779	$16,063
Nov 19	$25,950	$14,813	$26,561	$16,646
Dec 19	$30,370	$15,335	$30,990	$17,149
Jan 20	$28,954	$15,166	$29,710	$17,142
Feb 20	$25,599	$13,941	$26,021	$15,731
Mar 20	$14,537	$12,059	$14,968	$13,788
Apr 20	$15,928	$13,350	$16,445	$15,555
May 20	$16,810	$13,931	$17,031	$16,296
Jun 20	$18,453	$14,376	$18,818	$16,620
Jul 20	$20,445	$15,137	$21,036	$17,558
Aug 20	$19,612	$16,063	$20,154	$18,820
Sep 20	$18,406	$15,545	$18,892	$18,105
Oct 20	$17,597	$15,167	$18,058	$17,623
Nov 20	$21,795	$17,037	$22,369	$19,552
Dec 20	$24,067	$17,828	$24,759	$20,304
Jan 21	$22,189	$17,747	$22,940	$20,099
Feb 21	$21,182	$18,158	$21,949	$20,653
Mar 21	$22,050	$18,643	$22,707	$21,558
Apr 21	$23,854	$19,458	$24,650	$22,708
May 21	$26,278	$19,761	$27,066	$22,867
Jun 21	$27,757	$20,021	$28,468	$23,401
Jul 21	$25,221	$20,159	$26,313	$23,956
Aug 21	$24,298	$20,664	$25,325	$24,685
Sep 21	$21,521	$19,810	$22,282	$23,537
Oct 21	$18,432	$20,821	$19,126	$25,186
Nov 21	$17,970	$20,320	$18,555	$25,011
Dec 21	$18,922	$21,133	$19,691	$26,132
Jan 22	$20,479	$20,095	$21,259	$24,780
Feb 22	$19,892	$19,576	$20,743	$24,038
Mar 22	$23,226	$20,000	$24,051	$24,931
Apr 22	$20,513	$18,399	$21,200	$22,757
May 22	$20,928	$18,420	$21,719	$22,798
Jun 22	$16,179	$16,868	$16,768	$20,916
Jul 22	$17,137	$18,046	$17,685	$22,845
Aug 22	$18,571	$17,381	$19,335	$21,913
Sep 22	$17,690	$15,717	$18,318	$19,895
Oct 22	$19,405	$16,666	$19,878	$21,506
Nov 22	$17,217	$17,958	$17,661	$22,708
Dec 22	$16,404	$17,252	$17,114	$21,399
Jan 23	$17,827	$18,488	$18,544	$22,744
Feb 23	$15,875	$17,958	$16,618	$22,189
Mar 23	$16,047	$18,512	$16,750	$23,004
Apr 23	$16,795	$18,778	$17,490	$23,363
May 23	$18,914	$18,577	$19,605	$23,464
Jun 23	$21,872	$19,656	$22,729	$25,015
Jul 23	$23,003	$20,375	$23,944	$25,818
Aug 23	$20,641	$19,806	$21,601	$25,407
Sep 23	$19,800	$18,987	$20,828	$24,196
Oct 23	$17,885	$18,416	$18,746	$23,687
Nov 23	$20,438	$20,116	$21,422	$25,850
Dec 23	$22,332	$21,082	$23,525	$27,025
Jan 24	$20,717	$21,206	$21,875	$27,479
Feb 24	$20,860	$22,116	$21,979	$28,946
Mar 24	$21,254	$22,810	$22,436	$29,878
Apr 24	$18,972	$22,057	$20,049	$28,657
May 24	$18,361	$22,953	$19,354	$30,078
Jun 24	$17,424	$23,464	$18,505	$31,157
Jul 24	$17,662	$23,843	$18,679	$31,537
Aug 24	$18,584	$24,448	$19,594	$32,302
Sep 24	$18,832	$25,016	$19,948	$32,992
Oct 24	$17,444	$24,455	$18,474	$32,692
Nov 24	$16,173	$25,369	$17,144	$34,612
Dec 24	$14,574	$24,769	$15,442	$33,786
Jan 25	$16,158	$25,600	$17,140	$34,727
Feb 25	$15,486	$25,446	$16,447	$34,274
Mar 25	$16,774	$24,441	$17,722	$32,343
Apr 25	$17,943	$24,669	$19,047	$32,124
May 25	$19,003	$26,087	$20,109	$34,146
Jun 25	$20,266	$27,258	$21,438	$35,882
Jul 25	$18,684	$27,628	$19,860	$36,687
Aug 25	$20,673	$28,310	$21,974	$37,431
Sep 25	$21,449	$29,336	$22,806	$38,797
Oct 25	$21,551	$29,992	$22,896	$39,706
Nov 25	$23,148	$29,989	$24,597	$39,803
Dec 25	$22,419	$30,302	$23,933	$39,827

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Brazil Small-Cap ETF	53.82%	(1.41)%	8.41%
MVIS® Brazil Small-Cap Index	54.99%	(0.68)%	9.12%
MSCI ACWI Index	22.34%	11.19%	11.72%
S&P 500 Index	17.88%	14.42%	14.82%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$21,798,792
  Number of Portfolio Holdings93
  Portfolio Turnover Rate43%
  Advisory Fees Paid$-

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.6%
Information Technology		3.5%
Health Care		4.5%
Energy		4.6%
Real Estate		5.1%
Financials		6.6%
Consumer Staples		8.3%
Industrials		11.1%
Utilities		12.5%
Materials		12.6%
Consumer Discretionary		30.6%

Top Ten Holdings  (% of Total Net Assets)

ERO Copper Corp.	5.1%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	3.8%
Cia de Saneamento de Minas Gerais Copasa MG	3.7%
Alupar Investimento SA	3.5%
Cia De Sanena Do Parana	3.1%
Iguatemi SA	2.8%
Cogna Educacao SA	2.7%
Brava Energia SA	2.5%
Cury Construtora e Incorporadora SA	2.3%
Fleury SA	2.2%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck China Bond ETF

Ticker: CBON | NYSE Arca, Inc.

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the VanEck China Bond ETF (the "Fund") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck China Bond ETF	$52	0.50%

How did the Fund perform last year?

  The Fund had a positive return over the period, benefiting primarily from Chinese Renminbi appreciation as the central bank allowed for larger adjustments through the year.

  Policy banks, sovereign, and corporate bonds all contributed positively to returns over the period.

  Currency appreciation contributed the most to performance during the period, while movements in local interest rates detracted from performance slightly.

How did the Fund perform over the past 10 years?

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years.

Cumulative Performance Based on $10,000 Investment

	Fund	ICE BofA Global Broad Market Plus Index	FTSE Chinese Broad Bond 0-10 Years Diversified Select Index
Dec 15	$10,000	$10,000	$10,000
Jan 16	$9,906	$10,097	$9,977
Feb 16	$9,949	$10,314	$10,073
Mar 16	$10,151	$10,578	$10,275
Apr 16	$10,029	$10,713	$10,135
May 16	$9,920	$10,581	$10,040
Jun 16	$9,870	$10,889	$9,994
Jul 16	$9,984	$10,972	$10,141
Aug 16	$9,923	$10,922	$10,103
Sep 16	$9,997	$10,975	$10,182
Oct 16	$9,855	$10,685	$10,058
Nov 16	$9,567	$10,268	$9,766
Dec 16	$9,357	$10,225	$9,533
Jan 17	$9,562	$10,336	$9,700
Feb 17	$9,485	$10,389	$9,668
Mar 17	$9,441	$10,402	$9,650
Apr 17	$9,428	$10,518	$9,561
May 17	$9,615	$10,673	$9,716
Jun 17	$9,678	$10,664	$9,813
Jul 17	$9,768	$10,838	$9,901
Aug 17	$9,945	$10,947	$10,081
Sep 17	$9,902	$10,851	$10,063
Oct 17	$9,895	$10,808	$10,037
Nov 17	$9,866	$10,921	$10,016
Dec 17	$10,004	$10,961	$10,195
Jan 18	$10,411	$11,082	$10,584
Feb 18	$10,434	$10,984	$10,617
Mar 18	$10,575	$11,101	$10,822
Apr 18	$10,648	$10,929	$10,883
May 18	$10,481	$10,845	$10,756
Jun 18	$10,193	$10,797	$10,474
Jul 18	$10,039	$10,780	$10,327
Aug 18	$10,023	$10,784	$10,303
Sep 18	$9,981	$10,695	$10,263
Oct 18	$9,907	$10,583	$10,217
Nov 18	$9,999	$10,622	$10,358
Dec 18	$10,130	$10,836	$10,561
Jan 19	$10,465	$11,001	$10,907
Feb 19	$10,497	$10,940	$10,938
Mar 19	$10,505	$11,079	$10,941
Apr 19	$10,438	$11,048	$10,829
May 19	$10,210	$11,204	$10,614
Jun 19	$10,350	$11,451	$10,773
Jul 19	$10,369	$11,425	$10,815
Aug 19	$10,031	$11,671	$10,482
Sep 19	$10,071	$11,548	$10,517
Oct 19	$10,201	$11,624	$10,636
Nov 19	$10,284	$11,532	$10,749
Dec 19	$10,402	$11,591	$10,893
Jan 20	$10,428	$11,746	$11,042
Feb 20	$10,531	$11,833	$11,106
Mar 20	$10,454	$11,576	$11,039
Apr 20	$10,621	$11,792	$11,244
May 20	$10,391	$11,857	$10,966
Jun 20	$10,496	$11,963	$11,027
Jul 20	$10,613	$12,344	$11,119
Aug 20	$10,808	$12,304	$11,317
Sep 20	$10,922	$12,263	$11,422
Oct 20	$11,130	$12,251	$11,636
Nov 20	$11,322	$12,463	$11,843
Dec 20	$11,560	$12,617	$12,083
Jan 21	$11,650	$12,483	$12,204
Feb 21	$11,561	$12,235	$12,144
Mar 21	$11,524	$12,004	$12,070
Apr 21	$11,742	$12,153	$12,313
May 21	$11,976	$12,249	$12,575
Jun 21	$11,826	$12,169	$12,421
Jul 21	$11,933	$12,323	$12,566
Aug 21	$11,994	$12,272	$12,630
Sep 21	$11,996	$12,036	$12,630
Oct 21	$12,099	$12,003	$12,733
Nov 21	$12,211	$11,966	$12,892
Dec 21	$12,292	$11,937	$12,988
Jan 22	$12,328	$11,675	$13,078
Feb 22	$12,433	$11,530	$13,152
Mar 22	$12,356	$11,173	$13,080
Apr 22	$11,862	$10,564	$12,568
May 22	$11,866	$10,593	$12,574
Jun 22	$11,821	$10,256	$12,526
Jul 22	$11,810	$10,486	$12,527
Aug 22	$11,626	$10,067	$12,355
Sep 22	$11,233	$9,531	$11,945
Oct 22	$10,960	$9,461	$11,688
Nov 22	$11,283	$9,907	$11,976
Dec 22	$11,554	$9,949	$12,271
Jan 23	$11,858	$10,265	$12,592
Feb 23	$11,553	$9,932	$12,288
Mar 23	$11,740	$10,245	$12,516
Apr 23	$11,768	$10,297	$12,480
May 23	$11,455	$10,102	$12,206
Jun 23	$11,295	$10,104	$12,001
Jul 23	$11,540	$10,161	$12,267
Aug 23	$11,359	$10,029	$12,117
Sep 23	$11,318	$9,730	$12,045
Oct 23	$11,248	$9,607	$11,998
Nov 23	$11,572	$10,088	$12,355
Dec 23	$11,664	$10,509	$12,504
Jan 24	$11,642	$10,376	$12,519
Feb 24	$11,646	$10,238	$12,563
Mar 24	$11,576	$10,295	$12,497
Apr 24	$11,631	$10,029	$12,560
May 24	$11,646	$10,165	$12,603
Jun 24	$11,648	$10,185	$12,609
Jul 24	$11,813	$10,469	$12,797
Aug 24	$12,041	$10,712	$13,050
Sep 24	$12,178	$10,893	$13,224
Oct 24	$12,006	$10,526	$13,017
Nov 24	$11,847	$10,571	$12,865
Dec 24	$11,838	$10,335	$12,839
Jan 25	$11,921	$10,397	$12,931
Feb 25	$11,857	$10,558	$12,875
Mar 25	$11,926	$10,622	$12,935
Apr 25	$11,977	$10,926	$12,994
May 25	$12,104	$10,875	$13,143
Jun 25	$12,201	$11,082	$13,253
Jul 25	$12,108	$10,919	$13,164
Aug 25	$12,250	$11,078	$13,320
Sep 25	$12,236	$11,154	$13,299
Oct 25	$12,292	$11,129	$13,375
Nov 25	$12,372	$11,156	$13,485
Dec 25	$12,553	$11,167	$13,669

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck China Bond ETF	6.04%	1.66%	2.30%
FTSE Chinese Broad Bond 0-10 Years Diversified Select Index	6.46%	2.50%	3.17%
ICE BofA Global Broad Market Plus Index	8.05%	(2.41)%	1.11%

FTSE Chinese Broad Bond 0-10 Years Diversified Select Index replaced the ChinaBond China High Quality Bond Index effective May 31, 2024. Index history prior to May 31, 2024 reflects the performance of the ChinaBond China High Quality Bond Index.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Effective May 31, 2024, the index that the Fund seeks to track changed from the ChinaBond China High Quality Bond Index to the FTSE Chinese Broad Bond 0 – 10 Diversified Select Index.

Key Fund Statistics

  Total Net Assets$18,344,486
  Number of Portfolio Holdings29
  Portfolio Turnover Rate48%
  Advisory Fees Paid$-

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		2.0%
Energy		12.0%
Utilities		14.0%
Government		25.3%
Financials		46.7%

Top Ten Holdings (% of Total Net Assets)

China Petrochemical Corp., 2.00%, 8/9/2029	7.8%
Agricultural Development Bank of China, 2.96%, 4/17/2030	6.6%
China Government Bond, 2.67%, 11/25/2033	5.8%
China Government Bond, 1.62%, 8/15/2027	5.6%
China Everbright Bank Co. Ltd., 2.72%, 9/25/2026	4.6%
Bank of Communications Co. Ltd., 2.70%, 9/26/2026	4.6%
State Grid Corp. of China, 2.88%, 8/30/2027	4.4%
China Petroleum & Chemical Corp., 3.20%, 7/27/2026	4.1%
China Development Bank, 3.45%, 9/20/2029	4.0%
China Development Bank, 3.48%, 1/8/2029	3.7%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck ChiNext ETF

Ticker: CNXT | NYSE Arca, Inc.

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the VanEck ChiNext ETF (the "Fund") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck ChiNext ETF	$84	0.65%

How did the Fund perform last year?

  The Fund posted a positive return over the period, supported by a sharp rebound in Chinese technology and innovation-oriented companies as policy support improved, valuations recovered from depressed levels and investor sentiment strengthened.

  The Information Technology sector contributed the most to the Fund’s performance during the period, followed by Industrials and Materials.

  The leading individual contributors to performance were Zhongji Innolight Co., Ltd., Eoptolink Technology Inc., Ltd. and Contemporary Amperex Technology Co., Ltd.

  The Healthcare sector detracted the most from the Fund’s performance during the period, followed by Consumer Discretionary.

  The leading individual detractors from performance were Shenzhen Mindray Bio-Medical Electronics Co., Ltd., East Money Information Co., Ltd and Chongqing Zhifei Biological Products Co., Ltd.

How did the Fund perform over the past 10 years?

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years.

Cumulative Performance Based on $10,000 Investment

	Fund	MSCI ACWI Index	ChiNext Index
Dec 15	$10,000	$10,000	$10,000
Jan 16	$7,175	$9,397	$7,524
Feb 16	$6,715	$9,332	$7,170
Mar 16	$8,170	$10,024	$8,424
Apr 16	$7,856	$10,172	$8,195
May 16	$7,832	$10,185	$8,141
Jun 16	$8,115	$10,123	$8,263
Jul 16	$7,904	$10,559	$8,044
Aug 16	$8,071	$10,595	$8,260
Sep 16	$7,851	$10,660	$8,012
Oct 16	$7,779	$10,479	$8,032
Nov 16	$7,714	$10,558	$8,008
Dec 16	$6,996	$10,786	$7,277
Jan 17	$6,981	$11,081	$7,271
Feb 17	$7,209	$11,392	$7,495
Mar 17	$7,223	$11,532	$7,505
Apr 17	$7,080	$11,711	$7,388
May 17	$7,053	$11,970	$7,347
Jun 17	$7,511	$12,024	$7,830
Jul 17	$7,520	$12,360	$7,852
Aug 17	$8,103	$12,408	$8,421
Sep 17	$8,201	$12,647	$8,526
Oct 17	$8,524	$12,910	$8,888
Nov 17	$8,237	$13,160	$8,626
Dec 17	$8,350	$13,372	$8,758
Jan 18	$8,475	$14,127	$8,993
Feb 18	$8,362	$13,533	$8,974
Mar 18	$8,473	$13,244	$9,171
Apr 18	$7,926	$13,370	$8,485
May 18	$7,940	$13,387	$8,543
Jun 18	$7,023	$13,314	$7,578
Jul 18	$6,754	$13,716	$7,237
Aug 18	$6,169	$13,824	$6,631
Sep 18	$6,039	$13,884	$6,514
Oct 18	$5,233	$12,843	$5,639
Nov 18	$5,398	$13,031	$5,817
Dec 18	$5,033	$12,113	$5,443
Jan 19	$5,276	$13,070	$5,687
Feb 19	$6,457	$13,419	$7,018
Mar 19	$6,990	$13,588	$7,603
Apr 19	$6,649	$14,047	$7,219
May 19	$5,902	$13,214	$6,447
Jun 19	$6,205	$14,079	$6,754
Jul 19	$6,360	$14,120	$6,984
Aug 19	$6,267	$13,785	$6,842
Sep 19	$6,338	$14,075	$6,925
Oct 19	$6,651	$14,460	$7,294
Nov 19	$6,601	$14,813	$7,213
Dec 19	$7,188	$15,335	$7,848
Jan 20	$7,339	$15,166	$8,323
Feb 20	$7,744	$13,941	$8,635
Mar 20	$6,760	$12,059	$7,754
Apr 20	$7,408	$13,350	$8,554
May 20	$7,337	$13,931	$8,328
Jun 20	$8,684	$14,376	$9,867
Jul 20	$10,164	$15,137	$11,585
Aug 20	$10,257	$16,063	$11,706
Sep 20	$9,884	$15,545	$11,186
Oct 20	$10,446	$15,167	$11,922
Nov 20	$10,586	$17,037	$12,113
Dec 20	$11,804	$17,828	$13,476
Jan 21	$12,358	$17,747	$14,269
Feb 21	$11,837	$18,158	$13,643
Mar 21	$10,790	$18,643	$12,407
Apr 21	$11,780	$19,458	$13,703
May 21	$12,483	$19,761	$14,678
Jun 21	$13,114	$20,021	$15,201
Jul 21	$12,692	$20,159	$14,648
Aug 21	$12,216	$20,664	$14,090
Sep 21	$12,244	$19,810	$14,194
Oct 21	$12,899	$20,821	$14,915
Nov 21	$13,104	$20,320	$15,112
Dec 21	$12,773	$21,133	$14,705
Jan 22	$11,348	$20,095	$12,887
Feb 22	$11,247	$19,576	$12,869
Mar 22	$10,175	$20,000	$11,809
Apr 22	$8,431	$18,399	$9,872
May 22	$8,770	$18,420	$10,194
Jun 22	$10,278	$16,868	$11,879
Jul 22	$9,694	$18,046	$11,214
Aug 22	$9,051	$17,381	$10,548
Sep 22	$7,798	$15,717	$9,144
Oct 22	$7,526	$16,666	$8,795
Nov 22	$8,165	$17,958	$9,290
Dec 22	$8,240	$17,252	$9,545
Jan 23	$9,347	$18,488	$10,821
Feb 23	$8,478	$17,958	$9,894
Mar 23	$8,479	$18,512	$9,905
Apr 23	$8,184	$18,778	$9,524
May 23	$7,500	$18,577	$8,768
Jun 23	$7,468	$19,656	$8,698
Jul 23	$7,678	$20,375	$8,926
Aug 23	$7,068	$19,806	$8,219
Sep 23	$6,747	$18,987	$7,825
Oct 23	$6,553	$18,416	$7,660
Nov 23	$6,567	$20,116	$7,700
Dec 23	$6,484	$21,082	$7,615
Jan 24	$5,363	$21,206	$6,250
Feb 24	$6,116	$22,116	$7,159
Mar 24	$6,073	$22,810	$7,158
Apr 24	$6,254	$22,057	$7,354
May 24	$6,097	$22,953	$7,163
Jun 24	$5,659	$23,464	$6,662
Jul 24	$5,753	$23,843	$6,748
Aug 24	$5,479	$24,448	$6,447
Sep 24	$7,567	$25,016	$8,995
Oct 24	$7,629	$24,455	$8,785
Nov 24	$7,777	$25,369	$8,901
Dec 24	$7,330	$24,769	$8,470
Jan 25	$7,164	$25,600	$8,228
Feb 25	$7,536	$25,446	$8,626
Mar 25	$7,315	$24,441	$8,408
Apr 25	$6,785	$24,669	$7,810
May 25	$6,971	$26,087	$8,098
Jun 25	$7,620	$27,258	$8,805
Jul 25	$8,141	$27,628	$9,474
Aug 25	$10,274	$28,310	$11,879
Sep 25	$11,585	$29,336	$13,317
Oct 25	$11,362	$29,992	$13,142
Nov 25	$11,033	$29,989	$12,664
Dec 25	$11,650	$30,302	$13,459

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck ChiNext ETF	58.93%	(0.26)%	1.54%
ChiNext Index	58.91%	(0.03)%	3.02%
MSCI ACWI Index	22.34%	11.19%	11.72%

ChiNext Index replaced the SME-ChiNext Index effective December 10, 2021. Index history prior to December 10, 2021 reflects the performance of the SME-ChiNext Index.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$52,882,300
  Number of Portfolio Holdings98
  Portfolio Turnover Rate48%
  Advisory Fees Paid$50,778

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.1%
Consumer Discretionary		1.2%
Communication Services		2.2%
Consumer Staples		3.0%
Materials		3.4%
Financials		7.9%
Health Care		8.8%
Industrials		33.0%
Information Technology		40.4%

Top Ten Holdings  (% of Total Net Assets)

Contemporary Amperex Technology Co. Ltd.	18.1%
Zhongji Innolight Co. Ltd.	10.0%
Eoptolink Technology, Inc. Ltd.	7.3%
East Money Information Co. Ltd.	5.7%
Sungrow Power Supply Co. Ltd.	4.9%
Victory Giant Technology Huizhou Co. Ltd.	3.3%
Shenzhen Inovance Technology Co. Ltd.	2.8%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd.	2.2%
Wens Foodstuff Group Co. Ltd.	1.8%
Suzhou TFC Optical Communication Co. Ltd.	1.7%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck CLO ETF

Ticker: CLOI | NYSE Arca, Inc.

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the VanEck CLO ETF (the "Fund") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck CLO ETF	$40	0.39%

How did the Fund perform last year?

  Strong collateralized loan obligation total returns were driven by high interest rates, even as the Federal Reserve restarted its easing cycle in September, and benefited from spread tightening.

  The Fund outperformed its benchmark, the J.P. Morgan CLO Index, over the period.

  AAA, single-A and BB rated CLOs contributed positively to returns relative to the benchmark, while AA and BBB rated CLOs detracted from relative performance.

How did the Fund perform since inception?

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV since inception (6/21/2022).

Cumulative Performance Based on $10,000 Investment

	Fund	ICE BofA US Broad Market Index	J.P. Morgan CLO IG Index	J.P. Morgan Collateralized Loan Obligation Index
Jun 22	$10,000	$10,000	$10,000	$10,000
Jun 22	$10,008	$10,186	$9,982	$9,978
Jul 22	$10,072	$10,422	$10,036	$10,035
Aug 22	$10,171	$10,139	$10,116	$10,126
Sep 22	$10,010	$9,692	$9,983	$9,967
Oct 22	$10,024	$9,559	$10,016	$10,000
Nov 22	$10,218	$9,906	$10,191	$10,186
Dec 22	$10,326	$9,864	$10,271	$10,269
Jan 23	$10,500	$10,161	$10,425	$10,436
Feb 23	$10,588	$9,906	$10,488	$10,496
Mar 23	$10,579	$10,157	$10,466	$10,472
Apr 23	$10,662	$10,222	$10,559	$10,571
May 23	$10,703	$10,110	$10,611	$10,621
Jun 23	$10,798	$10,074	$10,709	$10,726
Jul 23	$10,919	$10,065	$10,871	$10,901
Aug 23	$10,990	$10,003	$10,950	$10,988
Sep 23	$11,066	$9,754	$11,016	$11,054
Oct 23	$11,103	$9,603	$11,054	$11,090
Nov 23	$11,203	$10,024	$11,175	$11,229
Dec 23	$11,293	$10,396	$11,287	$11,352
Jan 24	$11,381	$10,384	$11,382	$11,459
Feb 24	$11,449	$10,241	$11,451	$11,531
Mar 24	$11,550	$10,328	$11,523	$11,614
Apr 24	$11,621	$10,078	$11,601	$11,697
May 24	$11,728	$10,249	$11,690	$11,797
Jun 24	$11,786	$10,347	$11,745	$11,855
Jul 24	$11,857	$10,587	$11,819	$11,933
Aug 24	$11,930	$10,737	$11,880	$11,991
Sep 24	$12,001	$10,882	$11,955	$12,073
Oct 24	$12,068	$10,616	$12,026	$12,152
Nov 24	$12,146	$10,722	$12,093	$12,225
Dec 24	$12,212	$10,549	$12,158	$12,294
Jan 25	$12,306	$10,610	$12,236	$12,378
Feb 25	$12,346	$10,840	$12,274	$12,420
Mar 25	$12,356	$10,843	$12,290	$12,426
Apr 25	$12,366	$10,883	$12,321	$12,455
May 25	$12,491	$10,805	$12,429	$12,577
Jun 25	$12,550	$10,970	$12,499	$12,650
Jul 25	$12,621	$10,947	$12,562	$12,720
Aug 25	$12,688	$11,076	$12,624	$12,785
Sep 25	$12,749	$11,196	$12,688	$12,853
Oct 25	$12,802	$11,267	$12,736	$12,900
Nov 25	$12,801	$11,336	$12,788	$12,949
Dec 25	$12,916	$11,303	$12,851	$13,016

Average Annual Total Returns

.	1 Year	Life*
VanEck CLO ETF	5.76%	7.52%
J.P. Morgan CLO IG Index	5.70%	7.37%
ICE BofA US Broad Market Index	7.15%	3.53%
J.P. Morgan Collateralized Loan Obligation Index	5.87%	7.75%

* Inception of Fund: 06/21/2022.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$1,324,486,229
  Number of Portfolio Holdings160
  Portfolio Turnover Rate39%
  Advisory Fees Paid$4,178,564

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		1.4%
Government		6.6%
Collateralized Loan Obligations		92.0%

Top Ten Holdings Footnote Reference* (% of Total Net Assets)

Signal Peak CLO 4 Ltd., 5.81%, 10/26/2034	2.8%
Regatta VI Funding Ltd., 5.21%, 10/20/2038	2.8%
Neuberger Berman Loan Advisers CLO 38 Ltd., 5.28%, 10/20/2036	2.0%
Trinitas CLO XIX Ltd., 4.99%, 10/20/2033	2.0%
Octagon 64 Ltd., 5.57%, 7/21/2037	1.9%
Neuberger Berman Loan Advisers CLO 42 Ltd., 5.29%, 7/16/2036	1.7%
Sagard-Halseypoint CLO 10 Ltd., 5.63%, 10/20/2038	1.7%
KKR CLO 36 Ltd., 5.92%, 10/15/2034	1.7%
RR 20 Ltd., 5.45%, 7/15/2037	1.7%
Silver Rock CLO II Ltd., 5.48%, 1/20/2035	1.6%
Footnote	Description
Footnote*	Excludes short-term investments

Material Fund Changes

The following material fund change occurred during the period ended December 31, 2025:

Effective September 8, 2025, the Fund's contractual management fee rate was reduced from 0.40% to 0.36%.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck CMCI Commodity Strategy ETF

Ticker: CMCI | Cboe BZX Exchange, Inc.

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the VanEck CMCI Commodity Strategy ETF (the "Fund") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck CMCI Commodity Strategy ETF	$70	0.67%

How did the Fund perform last year?

  The Fund utilized commodity index-linked swaps as an effective means of gaining exposure to the UBS Constant Maturity Commodity Total Return Index.

  Commodities showed mixed performance with metals standing out on the upside and some energy and agricultural commodities lagging. Inflationary pressures, demand, and geopolitical risks supported prices, while weaker-than-expected economic conditions in China and softer global growth expectations weighed on certain commodity markets at points during the period.

  Industrial metals and precious metals were the Fund’s largest contributors, particularly copper and aluminum, while gold and silver also contributed meaningfully.

  Energy and agricultural commodities were the Fund’s largest detractors, as declining oil prices and weakness in key crops reflected ample global supply and favorable growing conditions.

How did the Fund perform since inception?

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV since inception (8/21/2023).

Cumulative Performance Based on $10,000 Investment

	Fund	S&P 500 Index	Bloomberg Commodity Index Total Return	UBS CM Commodity Index
Aug 23	$10,000	$10,000	$10,000	$10,000
Aug 23	$10,167	$10,252	$10,185	$10,173
Sep 23	$10,195	$9,763	$10,114	$10,208
Oct 23	$10,107	$9,558	$10,141	$10,129
Nov 23	$9,998	$10,430	$9,913	$10,029
Dec 23	$9,768	$10,904	$9,646	$9,803
Jan 24	$9,920	$11,087	$9,684	$9,966
Feb 24	$9,826	$11,680	$9,542	$9,880
Mar 24	$10,246	$12,055	$9,857	$10,310
Apr 24	$10,520	$11,563	$10,123	$10,600
May 24	$10,553	$12,136	$10,300	$10,634
Jun 24	$10,412	$12,572	$10,142	$10,505
Jul 24	$10,012	$12,725	$9,733	$10,109
Aug 24	$9,969	$13,033	$9,737	$10,071
Sep 24	$10,308	$13,312	$10,211	$10,415
Oct 24	$10,191	$13,191	$10,022	$10,311
Nov 24	$10,158	$13,965	$10,062	$10,285
Dec 24	$10,248	$13,632	$10,165	$10,384
Jan 25	$10,514	$14,012	$10,567	$10,662
Feb 25	$10,494	$13,829	$10,649	$10,651
Mar 25	$10,742	$13,050	$11,068	$10,915
Apr 25	$10,140	$12,962	$10,535	$10,314
May 25	$10,230	$13,777	$10,475	$10,415
Jun 25	$10,524	$14,478	$10,727	$10,723
Jul 25	$10,596	$14,803	$10,678	$10,807
Aug 25	$10,738	$15,103	$10,884	$10,957
Sep 25	$10,795	$15,654	$11,118	$11,025
Oct 25	$10,950	$16,021	$11,440	$11,194
Nov 25	$10,993	$16,060	$11,806	$11,250
Dec 25	$11,112	$16,070	$11,768	$11,376

Average Annual Total Returns

.	1 Year	Life*
VanEck CMCI Commodity Strategy ETF	8.42%	4.56%
UBS CM Commodity Index	9.55%	5.61%
S&P 500 Index	17.88%	22.25%
Bloomberg Commodity Index Total Return	15.77%	7.14%

* Inception of Fund: 08/21/2023.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$2,391,210
  Number of Portfolio Holdings18
  Portfolio Turnover Rate-%
  Advisory Fees Paid$-

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assetsFootnote Reference*		(5.7)%
Money Market Fund		12.4%
United States Treasuries		93.3%
Footnote	Description
Footnote*	Includes net unrealized appreciation (depreciation) on total return swap contracts of 0.5%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Digital India ETF

Ticker: DGIN | NYSE Arca, Inc.

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the VanEck Digital India ETF (the "Fund") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Digital India ETF	$68	0.70%

How did the Fund perform last year?

  The Fund posted a negative return over the period, as Indian technology companies faced persistent headwinds from weak global IT spending, slower corporate technology budgets, foreign investor outflows and margin pressure across the IT services sector.

  The Energy sector contributed the most to the Fund’s performance during the period, followed by Communication Services and Financials.

  The leading individual contributors to performance were Bharti Airtel Ltd., Reliance Industries Ltd. and Multi Commodity Exchange of India Ltd.

  The Information Technology sector detracted the most from the Fund’s performance during the period, followed by Consumer Discretionary.

  The leading individual detractors from performance were Tata Consultancy Services Ltd., Infosys Ltd. and Dixon Technologies (India) Ltd.

How did the Fund perform since inception?

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV since inception (2/15/2022).

Cumulative Performance Based on $10,000 Investment

	Fund	MSCI ACWI Index	MVIS® Digital India Index
Feb 22	$10,000	$10,000	$10,000
Feb 22	$9,648	$9,732	$9,626
Mar 22	$10,154	$9,942	$10,255
Apr 22	$9,197	$9,146	$9,307
May 22	$8,547	$9,157	$8,612
Jun 22	$7,936	$8,385	$7,951
Jul 22	$8,281	$8,971	$8,302
Aug 22	$8,187	$8,641	$8,344
Sep 22	$7,770	$7,813	$7,894
Oct 22	$7,911	$8,285	$7,980
Nov 22	$8,427	$8,928	$8,448
Dec 22	$7,744	$8,576	$7,833
Jan 23	$7,849	$9,191	$7,898
Feb 23	$7,763	$8,928	$7,861
Mar 23	$7,741	$9,203	$7,813
Apr 23	$7,929	$9,335	$8,003
May 23	$8,206	$9,235	$8,330
Jun 23	$8,668	$9,771	$8,777
Jul 23	$8,792	$10,129	$8,923
Aug 23	$8,994	$9,846	$9,185
Sep 23	$9,105	$9,439	$9,308
Oct 23	$8,878	$9,155	$9,038
Nov 23	$9,496	$10,000	$9,736
Dec 23	$10,072	$10,480	$10,421
Jan 24	$10,591	$10,542	$10,997
Feb 24	$10,869	$10,994	$11,348
Mar 24	$10,640	$11,339	$11,074
Apr 24	$10,478	$10,965	$10,983
May 24	$10,412	$11,411	$10,850
Jun 24	$11,396	$11,665	$12,055
Jul 24	$12,112	$11,853	$12,864
Aug 24	$12,532	$12,154	$13,542
Sep 24	$12,497	$12,436	$13,568
Oct 24	$11,961	$12,157	$12,921
Nov 24	$12,525	$12,612	$13,581
Dec 24	$12,392	$12,313	$13,508
Jan 25	$11,684	$12,727	$12,508
Feb 25	$10,625	$12,650	$11,148
Mar 25	$10,926	$12,150	$11,571
Apr 25	$11,463	$12,263	$12,174
May 25	$11,711	$12,968	$12,477
Jun 25	$12,319	$13,551	$13,241
Jul 25	$11,506	$13,734	$12,366
Aug 25	$11,383	$14,074	$12,179
Sep 25	$11,144	$14,584	$11,898
Oct 25	$11,645	$14,910	$12,548
Nov 25	$11,816	$14,908	$12,704
Dec 25	$11,655	$15,064	$12,536

Average Annual Total Returns

.	1 Year	Life*
VanEck Digital India ETF	(5.95)%	4.03%
MVIS® Digital India Index	(7.20)%	6.01%
MSCI ACWI Index	22.34%	11.16%

* Inception of Fund: 02/15/2022.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$18,431,900
  Number of Portfolio Holdings49
  Portfolio Turnover Rate22%
  Advisory Fees Paid$151,275

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.3%
Other Investments		0.5%
Industrials		3.3%
Energy		8.2%
Financials		12.6%
Consumer Discretionary		13.7%
Communication Services		17.9%
Information Technology		43.5%

Top Ten Holdings  (% of Total Net Assets)

Reliance Industries Ltd.	8.2%
Bharti Airtel Ltd.	8.1%
Infosys Ltd.	6.9%
Tata Consultancy Services Ltd.	6.5%
HCL Technologies Ltd.	5.8%
Eternal Ltd.	5.4%
Jio Financial Services Ltd.	4.5%
Tech Mahindra Ltd.	4.4%
PB Fintech Ltd.	3.8%
Wipro Ltd.	3.7%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Gold Miners ETF

Ticker: GDX | NYSE Arca, Inc.

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the VanEck Gold Miners ETF (the "Fund") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Gold Miners ETF	$91	0.51%

How did the Fund perform last year?

  During the period, gold prices remained well supported, reflecting continued central bank demand, easing monetary policy expectations and persistent geopolitical uncertainty. Gold mining equities benefited from higher realized gold prices and disciplined cost management, which supported cash flow generation and balance sheet strength across much of the industry.

  The Fund’s exposure to Canada, the United States and South Africa were the largest positive contributors to performance for the period.

  The leading individual contributors to performance were Newmont, Agnico Eagle Mines and Barrick Gold.

  There were no detractors at the country level. Countries with the lowest contributions included Indonesia, Columbia and Kyrgyzstan.

  The only individual detractors from performance were Amman Mineral, Equinox Gold Corp. and Bellevue Gold.

How did the Fund perform over the past 10 years?

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years.

Cumulative Performance Based on $10,000 Investment

	Fund	MSCI ACWI Index	MarketVector™ Global Gold Miners Index	NYSE Arca Gold Miners Index
Dec 15	$10,000	$10,000	$10,000	$10,000
Jan 16	$10,350	$9,397	$10,333	$10,333
Feb 16	$14,052	$9,332	$14,061	$14,061
Mar 16	$14,585	$10,024	$14,621	$14,621
Apr 16	$18,717	$10,172	$18,726	$18,726
May 16	$16,465	$10,185	$16,490	$16,490
Jun 16	$20,204	$10,123	$20,240	$20,240
Jul 16	$22,259	$10,559	$22,276	$22,276
Aug 16	$18,564	$10,595	$18,643	$18,643
Sep 16	$19,242	$10,660	$19,344	$19,344
Oct 16	$17,901	$10,479	$17,930	$17,930
Nov 16	$15,146	$10,558	$15,256	$15,256
Dec 16	$15,291	$10,786	$15,424	$15,424
Jan 17	$17,440	$11,081	$17,535	$17,535
Feb 17	$16,738	$11,392	$16,846	$16,846
Mar 17	$16,629	$11,532	$16,734	$16,734
Apr 17	$16,329	$11,711	$16,408	$16,408
May 17	$16,600	$11,970	$16,715	$16,715
Jun 17	$16,117	$12,024	$16,236	$16,236
Jul 17	$16,702	$12,360	$16,813	$16,813
Aug 17	$18,010	$12,408	$18,128	$18,128
Sep 17	$16,797	$12,647	$16,937	$16,937
Oct 17	$16,439	$12,910	$16,585	$16,585
Nov 17	$16,388	$13,160	$16,543	$16,543
Dec 17	$17,125	$13,372	$17,297	$17,297
Jan 18	$17,464	$14,127	$17,635	$17,635
Feb 18	$15,696	$13,533	$15,884	$15,884
Mar 18	$16,175	$13,244	$16,330	$16,330
Apr 18	$16,403	$13,370	$16,606	$16,606
May 18	$16,433	$13,387	$16,630	$16,630
Jun 18	$16,403	$13,314	$16,585	$16,585
Jul 18	$15,659	$13,716	$15,854	$15,854
Aug 18	$13,715	$13,824	$13,863	$13,863
Sep 18	$13,641	$13,884	$13,820	$13,820
Oct 18	$13,906	$12,843	$14,088	$14,088
Nov 18	$14,068	$13,031	$14,260	$14,260
Dec 18	$15,597	$12,113	$15,797	$15,797
Jan 19	$16,767	$13,070	$16,978	$16,978
Feb 19	$16,470	$13,419	$16,705	$16,705
Mar 19	$16,604	$13,588	$16,830	$16,830
Apr 19	$15,471	$14,047	$15,679	$15,679
May 19	$15,952	$13,214	$16,161	$16,161
Jun 19	$18,972	$14,079	$19,243	$19,243
Jul 19	$19,787	$14,120	$20,122	$20,122
Aug 19	$22,131	$13,785	$22,456	$22,456
Sep 19	$19,872	$14,075	$20,207	$20,207
Oct 19	$20,771	$14,460	$21,082	$21,082
Nov 19	$20,026	$14,813	$20,351	$20,351
Dec 19	$21,859	$15,335	$22,256	$22,256
Jan 20	$21,605	$15,166	$21,937	$21,937
Feb 20	$19,747	$13,941	$20,153	$20,153
Mar 20	$17,452	$12,059	$17,802	$17,802
Apr 20	$24,168	$13,350	$24,681	$24,681
May 20	$25,525	$13,931	$26,068	$26,068
Jun 20	$27,277	$14,376	$27,733	$27,733
Jul 20	$32,074	$15,137	$32,627	$32,627
Aug 20	$31,444	$16,063	$32,091	$32,091
Sep 20	$29,214	$15,545	$29,756	$29,756
Oct 20	$27,956	$15,167	$28,506	$28,506
Nov 20	$25,780	$17,037	$26,325	$26,325
Dec 20	$26,951	$17,828	$27,527	$27,527
Jan 21	$25,851	$17,747	$26,476	$26,476
Feb 21	$23,368	$18,158	$23,930	$23,930
Mar 21	$24,255	$18,643	$24,762	$24,763
Apr 21	$25,695	$19,458	$26,308	$26,309
May 21	$29,381	$19,761	$30,074	$30,074
Jun 21	$25,410	$20,021	$25,987	$25,987
Jul 21	$26,160	$20,159	$26,788	$26,788
Aug 21	$24,425	$20,664	$25,006	$25,006
Sep 21	$22,051	$19,810	$22,560	$22,561
Oct 21	$23,775	$20,821	$24,337	$24,337
Nov 21	$23,826	$20,320	$24,416	$24,416
Dec 21	$24,375	$21,133	$24,948	$24,948
Jan 22	$23,024	$20,095	$23,534	$23,535
Feb 22	$26,228	$19,576	$26,878	$26,878
Mar 22	$29,239	$20,000	$29,934	$29,934
Apr 22	$26,776	$18,399	$27,484	$27,484
May 22	$24,258	$18,420	$24,917	$24,917
Jun 22	$20,933	$16,868	$21,478	$21,478
Jul 22	$19,986	$18,046	$20,483	$20,483
Aug 22	$18,179	$17,381	$18,683	$18,684
Sep 22	$18,308	$15,717	$18,765	$18,765
Oct 22	$18,459	$16,666	$18,937	$18,937
Nov 22	$22,042	$17,958	$22,541	$22,541
Dec 22	$22,212	$17,252	$22,794	$22,795
Jan 23	$24,760	$18,488	$25,390	$25,391
Feb 23	$21,195	$17,958	$21,762	$21,762
Mar 23	$25,109	$18,512	$25,828	$25,828
Apr 23	$26,037	$18,778	$26,767	$26,767
May 23	$23,832	$18,577	$24,477	$24,477
Jun 23	$23,259	$19,656	$23,870	$23,870
Jul 23	$24,289	$20,375	$24,954	$24,954
Aug 23	$22,698	$19,806	$23,399	$23,399
Sep 23	$20,851	$18,987	$21,497	$21,497
Oct 23	$21,752	$18,416	$22,392	$22,392
Nov 23	$24,211	$20,116	$24,921	$24,921
Dec 23	$24,481	$21,082	$25,211	$25,211
Jan 24	$22,059	$21,206	$22,733	$22,733
Feb 24	$20,697	$22,116	$21,346	$21,346
Mar 24	$24,786	$22,810	$25,532	$25,532
Apr 24	$26,194	$22,057	$27,093	$27,093
May 24	$27,858	$22,953	$28,714	$28,714
Jun 24	$26,803	$23,464	$27,650	$27,650
Jul 24	$29,736	$23,843	$30,666	$30,667
Aug 24	$30,389	$24,448	$31,415	$31,415
Sep 24	$31,311	$25,016	$32,381	$32,381
Oct 24	$31,755	$24,455	$32,840	$32,840
Nov 24	$29,570	$25,369	$30,512	$30,512
Dec 24	$26,970	$24,769	$27,893	$27,893
Jan 25	$30,962	$25,600	$32,052	$32,053
Feb 25	$31,689	$25,446	$32,697	$32,697
Mar 25	$36,520	$24,441	$37,733	$37,734
Apr 25	$38,991	$24,669	$40,352	$40,352
May 25	$40,189	$26,087	$41,569	$41,569
Jun 25	$41,428	$27,258	$42,827	$42,827
Jul 25	$41,052	$27,628	$42,577	$42,577
Aug 25	$50,088	$28,310	$51,829	$51,829
Sep 25	$60,716	$29,336	$63,001	$62,709
Oct 25	$57,223	$29,992	$59,408	$59,323
Nov 25	$66,011	$29,989	$68,540	$68,330
Dec 25	$68,926	$30,302	$71,794	$72,042

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Gold Miners ETF	155.57%	20.66%	21.29%
MarketVector™ Global Gold Miners Index	157.39%	21.13%	21.79%
MSCI ACWI Index	22.34%	11.19%	11.72%
NYSE Arca Gold Miners Index	158.28%	21.22%	21.83%

Index data prior to September 22, 2025 reflects that of the NYSE Arca Gold Miners Index. From September 22, 2025 forward, the index data reflects that of the Fund's underlying index, MarketVector Global Gold Miners Index.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$25,801,227,773
  Number of Portfolio Holdings49
  Portfolio Turnover Rate50%
  Advisory Fees Paid$88,063,011

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.1%
Copper		1.1%
Precious Metals & Minerals		1.9%
Diversified Metals & Mining		1.9%
Silver		5.4%
Gold		89.6%

Top Ten Holdings  (% of Total Net Assets)

Agnico Eagle Mines Ltd.	8.9%
Newmont Corp.	8.8%
Barrick Mining Corp.	7.2%
Wheaton Precious Metals Corp.	5.0%
Anglogold Ashanti PLC	4.9%
Gold Fields Ltd.	4.8%
Franco-Nevada Corp.	4.8%
Kinross Gold Corp.	4.4%
Pan American Silver Corp.	4.0%
Northern Star Resources Ltd.	3.5%

Material Fund Changes

The following material fund change occurred during the period ended December 31, 2025:

Effective after the close of trading on the NYSE Arca, Inc., on September 19, 2025, the Fund’s benchmark index became the MarketVector Global Gold Miners Index and the Fund’s investment objective and principal investment strategy changed in connection therewith.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Copper and Green Metals ETF

Ticker: EMET | NYSE Arca, Inc.

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the VanEck Copper and Green Metals ETF (the "Fund") (formerly known as VanEck Green Metals ETF) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Copper and Green Metals ETF	$86	0.62%

How did the Fund perform last year?

  During the period, performance reflected improving global green and industrial metals fundamentals, supported by stronger metal prices and energy transition–related demand.

  Copper, diversified metals and mining, and platinum group metals companies contributed the most to performance.

  The Fund’s exposure to South Africa and China were by far the leading contributors to performance for the period.

  At the holdings level, Grupo Mexico, Antofagasta, Valterra Platinum, Impala Platinum, and Sibanye Stillwater were among the top contributors to performance.

  PT Amman Mineral Internasional Tbk was the leading detractor among the few companies that detracted from performance for the period.

How did the Fund perform since inception?

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV since inception (11/9/2021).

Cumulative Performance Based on $10,000 Investment

	Fund	MSCI ACWI Index	MVIS® Global Clean-Tech Metals Index
Nov 21	$10,000	$10,000	$10,000
Nov 21	$9,936	$9,607	$9,937
Dec 21	$10,061	$9,992	$10,035
Jan 22	$9,699	$9,501	$9,583
Feb 22	$10,958	$9,256	$10,922
Mar 22	$10,647	$9,456	$10,684
Apr 22	$9,060	$8,699	$9,132
May 22	$9,580	$8,709	$9,595
Jun 22	$8,412	$7,975	$8,419
Jul 22	$8,390	$8,532	$8,382
Aug 22	$8,154	$8,218	$8,222
Sep 22	$7,555	$7,431	$7,625
Oct 22	$7,718	$7,880	$7,746
Nov 22	$9,021	$8,491	$8,985
Dec 22	$8,352	$8,157	$8,405
Jan 23	$9,681	$8,741	$9,681
Feb 23	$8,645	$8,491	$8,695
Mar 23	$8,387	$8,753	$8,410
Apr 23	$8,300	$8,878	$8,324
May 23	$7,560	$8,783	$7,602
Jun 23	$8,006	$9,293	$8,034
Jul 23	$8,522	$9,634	$8,567
Aug 23	$7,573	$9,364	$7,636
Sep 23	$7,373	$8,977	$7,443
Oct 23	$6,528	$8,707	$6,572
Nov 23	$6,682	$9,511	$6,738
Dec 23	$7,339	$9,968	$7,417
Jan 24	$6,536	$10,026	$6,618
Feb 24	$6,548	$10,456	$6,614
Mar 24	$7,255	$10,785	$7,359
Apr 24	$7,847	$10,429	$7,974
May 24	$8,099	$10,852	$8,168
Jun 24	$7,358	$11,094	$7,455
Jul 24	$7,238	$11,273	$7,319
Aug 24	$7,014	$11,559	$7,104
Sep 24	$7,792	$11,828	$7,907
Oct 24	$7,364	$11,562	$7,471
Nov 24	$7,170	$11,995	$7,259
Dec 24	$6,455	$11,711	$6,555
Jan 25	$6,521	$12,104	$6,632
Feb 25	$6,419	$12,031	$6,500
Mar 25	$6,432	$11,556	$6,507
Apr 25	$6,244	$11,664	$6,329
May 25	$6,634	$12,334	$6,747
Jun 25	$7,327	$12,888	$7,425
Jul 25	$7,433	$13,063	$7,559
Aug 25	$8,304	$13,385	$8,426
Sep 25	$9,771	$13,870	$9,908
Oct 25	$9,958	$14,180	$10,118
Nov 25	$10,327	$14,179	$10,480
Dec 25	$11,594	$14,327	$11,828

Average Annual Total Returns

.	1 Year	Life*
VanEck Copper and Green Metals ETF	79.63%	3.63%
MVIS® Global Clean-Tech Metals Index	80.44%	4.14%
MSCI ACWI Index	22.34%	9.07%

* Inception of Fund: 11/09/2021.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$31,493,177
  Number of Portfolio Holdings57
  Portfolio Turnover Rate21%
  Advisory Fees Paid$120,547

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.1%
Fertilizers & Agricultural Chemicals		1.4%
Electrical Components & Equipment		2.1%
Specialty Chemicals		6.3%
Precious Metals & Minerals		9.9%
Copper		32.0%
Diversified Metals & Mining		48.2%

Top Ten Holdings  (% of Total Net Assets)

Freeport-McMoRan, Inc.	8.1%
Glencore PLC	7.9%
Anglo American PLC	6.9%
Grupo Mexico SAB de CV	6.2%
Teck Resources Ltd.	5.4%
Antofagasta PLC	4.2%
Valterra Platinum Ltd.	4.0%
First Quantum Minerals Ltd.	3.9%
Southern Copper Corp.	3.2%
Boliden AB	3.2%

Material Fund Changes

The following material fund change occurred during the period ended December 31, 2025:

On February 13, 2026 (the "Effective Date"), i) the Fund’s name changed to the “VanEck Copper and Green Metals ETF” and ii) its ticker changed to "EMET." Additionally, on the Effective Date, the definition of "green metals" as set forth in the Fund's Principal Investment Strategies has been amended to reflect that copper is a type of green metal.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck India Growth Leaders ETF

Ticker: GLIN | NYSE Arca, Inc.

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the VanEck India Growth Leaders ETF (the "Fund") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck India Growth Leaders ETF	$70	0.72%

How did the Fund perform last year?

  The Fund posted a negative return over the period, as broad Indian equities faced sustained pressure for much of the period from slowing corporate earnings growth, elevated valuations, foreign investor outflows and mixed economic indicators.

  The Financials sector contributed the most to the Fund’s performance during the period, followed by Industrials and Communication Services.

  The leading individual contributors to performance were Eicher Motors Ltd., Bharat Electronics Ltd. and State Bank of India.

  The Information Technology sector detracted the most from the Fund’s performance during the period, followed by Healthcare and Consumer Discretionary.

  The leading individual detractors from performance were Trent Ltd., HCL Technologies Ltd. and IndusInd Bank Ltd.

How did the Fund perform over the past 10 years?

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years.

Cumulative Performance Based on $10,000 Investment

	Fund	MSCI ACWI Index	Market Grader India All-Cap Growth Leaders Index
Dec 15	$10,000	$10,000	$10,000
Jan 16	$8,848	$9,397	$8,748
Feb 16	$7,368	$9,332	$7,347
Mar 16	$8,690	$10,024	$8,677
Apr 16	$9,166	$10,172	$9,182
May 16	$9,043	$10,185	$9,049
Jun 16	$9,725	$10,123	$9,620
Jul 16	$10,289	$10,559	$10,202
Aug 16	$10,440	$10,595	$10,378
Sep 16	$10,602	$10,660	$10,519
Oct 16	$11,164	$10,479	$11,084
Nov 16	$9,691	$10,558	$9,663
Dec 16	$9,530	$10,786	$9,518
Jan 17	$10,438	$11,081	$10,389
Feb 17	$11,281	$11,392	$11,257
Mar 17	$12,145	$11,532	$12,121
Apr 17	$13,158	$11,711	$13,145
May 17	$12,886	$11,970	$12,883
Jun 17	$13,039	$12,024	$12,841
Jul 17	$13,848	$12,360	$13,628
Aug 17	$13,490	$12,408	$13,197
Sep 17	$13,030	$12,647	$12,668
Oct 17	$14,496	$12,910	$14,110
Nov 17	$15,004	$13,160	$14,608
Dec 17	$15,904	$13,372	$15,545
Jan 18	$15,515	$14,127	$15,182
Feb 18	$14,462	$13,533	$14,251
Mar 18	$13,276	$13,244	$12,884
Apr 18	$13,730	$13,370	$13,517
May 18	$12,528	$13,387	$12,298
Jun 18	$11,267	$13,314	$11,047
Jul 18	$11,632	$13,716	$11,390
Aug 18	$11,623	$13,824	$11,398
Sep 18	$9,242	$13,884	$9,112
Oct 18	$9,093	$12,843	$8,967
Nov 18	$9,707	$13,031	$9,565
Dec 18	$9,861	$12,113	$9,759
Jan 19	$9,237	$13,070	$9,115
Feb 19	$8,939	$13,419	$8,845
Mar 19	$10,207	$13,588	$10,008
Apr 19	$9,786	$14,047	$9,578
May 19	$9,677	$13,214	$9,458
Jun 19	$8,869	$14,079	$8,695
Jul 19	$7,777	$14,120	$7,670
Aug 19	$7,379	$13,785	$7,254
Sep 19	$7,534	$14,075	$7,389
Oct 19	$7,757	$14,460	$7,622
Nov 19	$7,718	$14,813	$7,588
Dec 19	$7,726	$15,335	$7,593
Jan 20	$8,190	$15,166	$8,079
Feb 20	$7,396	$13,941	$7,237
Mar 20	$4,752	$12,059	$4,758
Apr 20	$5,425	$13,350	$5,523
May 20	$5,416	$13,931	$5,552
Jun 20	$5,719	$14,376	$5,862
Jul 20	$6,258	$15,137	$6,433
Aug 20	$6,478	$16,063	$6,674
Sep 20	$6,642	$15,545	$6,870
Oct 20	$6,696	$15,167	$6,893
Nov 20	$7,134	$17,037	$7,429
Dec 20	$7,788	$17,828	$8,043
Jan 21	$7,647	$17,747	$7,929
Feb 21	$7,743	$18,158	$8,000
Mar 21	$8,075	$18,643	$8,371
Apr 21	$8,306	$19,458	$8,660
May 21	$9,008	$19,761	$9,392
Jun 21	$9,216	$20,021	$9,591
Jul 21	$9,559	$20,159	$9,960
Aug 21	$10,092	$20,664	$10,547
Sep 21	$10,003	$19,810	$10,505
Oct 21	$9,800	$20,821	$10,243
Nov 21	$9,536	$20,320	$10,026
Dec 21	$10,057	$21,133	$10,552
Jan 22	$9,502	$20,095	$9,927
Feb 22	$9,011	$19,576	$9,379
Mar 22	$9,474	$20,000	$9,950
Apr 22	$9,015	$18,399	$9,506
May 22	$8,074	$18,420	$8,491
Jun 22	$7,438	$16,868	$7,659
Jul 22	$8,090	$18,046	$8,362
Aug 22	$8,062	$17,381	$8,458
Sep 22	$7,627	$15,717	$7,969
Oct 22	$7,794	$16,666	$8,120
Nov 22	$8,229	$17,958	$8,545
Dec 22	$7,846	$17,252	$8,191
Jan 23	$7,986	$18,488	$8,311
Feb 23	$7,635	$17,958	$7,977
Mar 23	$7,675	$18,512	$8,028
Apr 23	$8,033	$18,778	$8,425
May 23	$8,285	$18,577	$8,747
Jun 23	$8,751	$19,656	$9,190
Jul 23	$8,992	$20,375	$9,475
Aug 23	$9,044	$19,806	$9,580
Sep 23	$9,276	$18,987	$9,845
Oct 23	$9,117	$18,416	$9,667
Nov 23	$9,888	$20,116	$10,509
Dec 23	$10,631	$21,082	$11,405
Jan 24	$11,057	$21,206	$11,878
Feb 24	$11,510	$22,116	$12,492
Mar 24	$11,404	$22,810	$12,260
Apr 24	$11,626	$22,057	$12,625
May 24	$11,577	$22,953	$12,528
Jun 24	$12,273	$23,464	$13,428
Jul 24	$12,915	$23,843	$14,128
Aug 24	$13,066	$24,448	$14,444
Sep 24	$13,209	$25,016	$14,537
Oct 24	$12,532	$24,455	$13,671
Nov 24	$12,551	$25,369	$13,594
Dec 24	$12,343	$24,769	$13,424
Jan 25	$11,276	$25,600	$12,272
Feb 25	$9,964	$25,446	$10,773
Mar 25	$10,815	$24,441	$11,796
Apr 25	$11,194	$24,669	$12,145
May 25	$11,793	$26,087	$12,792
Jun 25	$12,150	$27,258	$13,241
Jul 25	$11,201	$27,628	$12,255
Aug 25	$11,080	$28,310	$12,057
Sep 25	$11,263	$29,336	$12,286
Oct 25	$11,679	$29,992	$12,830
Nov 25	$11,672	$29,989	$12,820
Dec 25	$11,736	$30,302	$12,874

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck India Growth Leaders ETF	(4.92)%	8.55%	1.61%
Market Grader India All-Cap Growth Leaders Index	(4.10)%	9.87%	2.56%
MSCI ACWI Index	22.34%	11.19%	11.72%

Market Grader India All-Cap Growth Leaders Index replaced the MVIS® India Small-Cap Index effective May 1, 2020. Index history prior to May 1, 2020 reflects the performance of the MVIS® India Small-Cap Index.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$118,976,683
  Number of Portfolio Holdings80
  Portfolio Turnover Rate66%
  Advisory Fees Paid$545,533

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(0.1)%
Other Investments		0.8%
Energy		4.0%
Materials		5.3%
Communication Services		7.5%
Consumer Discretionary		8.3%
Health Care		8.4%
Information Technology		11.8%
Industrials		21.6%
Financials		32.4%

Top Ten Holdings  (% of Total Net Assets)

State Bank of India	5.7%
Bharti Airtel Ltd.	5.2%
Bharat Electronics Ltd.	5.1%
Infosys Ltd.	5.0%
Tata Consultancy Services Ltd.	5.0%
ICICI Bank Ltd.	4.5%
Eicher Motors Ltd.	4.0%
Coal India Ltd.	4.0%
Trent Ltd.	3.9%
Hindustan Aeronautics Ltd.	3.7%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Indonesia Index ETF

Ticker: IDX | NYSE Arca, Inc.

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the VanEck Indonesia Index ETF (the "Fund") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Indonesia Index ETF	$61	0.57%

How did the Fund perform last year?

  The Fund posted a positive return over the period, supported by resilient domestic consumption and selective strength in Indonesian equities, despite ongoing headwinds from foreign investor outflows, currency volatility and policy uncertainty that pressured markets for much of the period.

  The Energy sector contributed the most to the Fund’s performance during the period, followed by Materials and Communication Services.

  The leading individual contributors to performance were PT Dian Swastatika Sentosa Tbk, PT Barito Pacific Tbk and PT Telkom Indonesia (Persero) Tbk.

  The Consumer Staples sector detracted the most from the Fund’s performance during the period, followed by Consumer Discretionary and Real Estate.

  The leading individual detractors from performance were PT Amman Mineral Internasional Tbk, PT Bank Central Asia Tbk and PT Sumber Alfaria Trijaya.

How did the Fund perform over the past 10 years?

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years.

Cumulative Performance Based on $10,000 Investment

	Fund	MSCI ACWI Index	MVIS® Indonesia Index
Dec 15	$10,000	$10,000	$10,000
Jan 16	$10,343	$9,397	$10,174
Feb 16	$10,866	$9,332	$10,803
Mar 16	$11,280	$10,024	$11,210
Apr 16	$11,149	$10,172	$11,114
May 16	$10,670	$10,185	$10,649
Jun 16	$11,846	$10,123	$11,720
Jul 16	$12,489	$10,559	$12,388
Aug 16	$12,549	$10,595	$12,551
Sep 16	$12,761	$10,660	$12,713
Oct 16	$12,794	$10,479	$12,798
Nov 16	$11,373	$10,558	$11,385
Dec 16	$11,749	$10,786	$11,796
Jan 17	$11,903	$11,081	$11,913
Feb 17	$12,063	$11,392	$12,107
Mar 17	$12,509	$11,532	$12,531
Apr 17	$12,813	$11,711	$12,859
May 17	$13,006	$11,970	$13,053
Jun 17	$13,215	$12,024	$13,269
Jul 17	$13,254	$12,360	$13,309
Aug 17	$13,292	$12,408	$13,336
Sep 17	$13,028	$12,647	$13,080
Oct 17	$13,154	$12,910	$13,222
Nov 17	$13,022	$13,160	$13,084
Dec 17	$13,904	$13,372	$14,004
Jan 18	$14,747	$14,127	$14,858
Feb 18	$14,269	$13,533	$14,411
Mar 18	$13,292	$13,244	$13,357
Apr 18	$12,651	$13,370	$12,817
May 18	$12,707	$13,387	$12,848
Jun 18	$11,691	$13,314	$11,816
Jul 18	$12,028	$13,716	$12,130
Aug 18	$12,050	$13,824	$12,177
Sep 18	$11,764	$13,884	$11,900
Oct 18	$11,168	$12,843	$11,288
Nov 18	$12,449	$13,031	$12,570
Dec 18	$12,543	$12,113	$12,694
Jan 19	$13,714	$13,070	$13,859
Feb 19	$13,026	$13,419	$13,219
Mar 19	$13,049	$13,588	$13,214
Apr 19	$13,198	$14,047	$13,373
May 19	$12,601	$13,214	$12,737
Jun 19	$13,278	$14,079	$13,458
Jul 19	$13,328	$14,120	$13,595
Aug 19	$12,879	$13,785	$13,088
Sep 19	$12,521	$14,075	$12,709
Oct 19	$12,908	$14,460	$13,118
Nov 19	$12,501	$14,813	$12,708
Dec 19	$13,293	$15,335	$13,506
Jan 20	$12,601	$15,166	$12,857
Feb 20	$11,139	$13,941	$11,140
Mar 20	$7,531	$12,059	$7,677
Apr 20	$8,758	$13,350	$8,939
May 20	$9,161	$13,931	$9,275
Jun 20	$9,772	$14,376	$9,872
Jul 20	$10,154	$15,137	$10,290
Aug 20	$10,415	$16,063	$10,582
Sep 20	$9,358	$15,545	$9,477
Oct 20	$9,897	$15,167	$10,170
Nov 20	$11,484	$17,037	$11,691
Dec 20	$12,203	$17,828	$12,406
Jan 21	$11,823	$17,747	$12,076
Feb 21	$11,992	$18,158	$12,255
Mar 21	$11,394	$18,643	$11,597
Apr 21	$11,429	$19,458	$11,680
May 21	$11,048	$19,761	$11,484
Jun 21	$10,773	$20,021	$10,975
Jul 21	$10,572	$20,159	$10,788
Aug 21	$11,163	$20,664	$11,335
Sep 21	$11,287	$19,810	$11,516
Oct 21	$12,184	$20,821	$12,363
Nov 21	$11,840	$20,320	$12,041
Dec 21	$12,003	$21,133	$12,199
Jan 22	$11,936	$20,095	$12,066
Feb 22	$12,366	$19,576	$12,500
Mar 22	$12,768	$20,000	$13,003
Apr 22	$13,339	$18,399	$13,597
May 22	$12,956	$18,420	$13,181
Jun 22	$11,879	$16,868	$12,058
Jul 22	$11,999	$18,046	$12,177
Aug 22	$12,375	$17,381	$12,611
Sep 22	$11,705	$15,717	$11,978
Oct 22	$11,573	$16,666	$11,782
Nov 22	$11,537	$17,958	$11,698
Dec 22	$10,817	$17,252	$11,035
Jan 23	$11,354	$18,488	$11,543
Feb 23	$10,978	$17,958	$11,313
Mar 23	$11,143	$18,512	$11,353
Apr 23	$11,631	$18,778	$11,847
May 23	$11,157	$18,577	$11,373
Jun 23	$11,293	$19,656	$11,467
Jul 23	$11,499	$20,375	$11,715
Aug 23	$11,341	$19,806	$11,571
Sep 23	$11,054	$18,987	$11,297
Oct 23	$10,052	$18,416	$10,257
Nov 23	$10,691	$20,116	$10,909
Dec 23	$11,023	$21,082	$11,268
Jan 24	$10,409	$21,206	$10,637
Feb 24	$10,555	$22,116	$10,767
Mar 24	$10,533	$22,810	$10,762
Apr 24	$10,409	$22,057	$10,661
May 24	$10,228	$22,953	$10,420
Jun 24	$10,289	$23,464	$10,516
Jul 24	$10,603	$23,843	$10,816
Aug 24	$11,652	$24,448	$11,900
Sep 24	$11,659	$25,016	$11,942
Oct 24	$11,158	$24,455	$11,450
Nov 24	$10,384	$25,369	$10,629
Dec 24	$10,118	$24,769	$10,396
Jan 25	$9,854	$25,600	$10,123
Feb 25	$8,359	$25,446	$8,549
Mar 25	$8,462	$24,441	$8,720
Apr 25	$9,050	$24,669	$9,290
May 25	$9,939	$26,087	$10,215
Jun 25	$9,754	$27,258	$10,003
Jul 25	$10,182	$27,628	$10,487
Aug 25	$10,636	$28,310	$10,924
Sep 25	$10,841	$29,336	$11,134
Oct 25	$10,991	$29,992	$11,310
Nov 25	$11,410	$29,989	$11,717
Dec 25	$11,453	$30,302	$11,800

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Indonesia Index ETF	13.19%	(1.26)%	1.37%
MVIS® Indonesia Index	13.50%	(1.00)%	1.67%
MSCI ACWI Index	22.34%	11.19%	11.72%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$59,226,465
  Number of Portfolio Holdings59
  Portfolio Turnover Rate23%
  Advisory Fees Paid$71,536

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.2%
Real Estate		1.5%
Health Care		2.0%
Consumer Discretionary		2.9%
Industrials		6.4%
Utilities		7.2%
Consumer Staples		7.5%
Communication Services		8.6%
Energy		14.4%
Materials		22.2%
Financials		27.1%

Top Ten Holdings  (% of Total Net Assets)

Bank Rakyat Indonesia Persero Tbk PT	8.0%
Bank Central Asia Tbk PT	8.0%
Bank Mandiri Persero Tbk PT	7.2%
Telkom Indonesia Persero Tbk PT	6.2%
Barito Renewables Energy Tbk PT	5.6%
Dian Swastatika Sentosa Tbk PT	5.6%
Astra International Tbk PT	5.1%
Amman Mineral Internasional PT	3.7%
Chandra Asri Pacific Tbk PT	3.6%
Barito Pacific Tbk PT	3.5%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck International High Yield Bond ETF

Ticker: IHY | NYSE Arca, Inc.

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the VanEck International High Yield Bond ETF (the "Fund") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck International High Yield Bond ETF	$43	0.40%

How did the Fund perform last year?

  The Fund had a positive return over the period, benefitting from high income and foreign currency appreciation.

  Issuers in the Telecom, Energy and Banking sectors contributed the most to performance. There were no sectors with negative returns during the period.

  In terms of country of risk, France, UK and Germany had the highest contribution to performance while Puerto Rico, China, and Ghana issuers detracted.

How did the Fund perform over the past 10 years?

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years.

Cumulative Performance Based on $10,000 Investment

	Fund	ICE BofA Global Broad Market Index	ICE BofA ML Global ex-US Issuers High Yield Constrained Index
Dec 15	$10,000	$10,000	$10,000
Jan 16	$9,889	$10,101	$9,831
Feb 16	$9,914	$10,323	$9,864
Mar 16	$10,518	$10,569	$10,479
Apr 16	$10,851	$10,704	$10,814
May 16	$10,766	$10,585	$10,742
Jun 16	$10,801	$10,885	$10,779
Jul 16	$11,062	$10,963	$11,057
Aug 16	$11,228	$10,911	$11,237
Sep 16	$11,296	$10,962	$11,308
Oct 16	$11,218	$10,668	$11,237
Nov 16	$11,023	$10,261	$11,035
Dec 16	$11,130	$10,217	$11,199
Jan 17	$11,429	$10,319	$11,472
Feb 17	$11,493	$10,365	$11,559
Mar 17	$11,510	$10,375	$11,586
Apr 17	$11,724	$10,494	$11,826
May 17	$11,883	$10,647	$12,007
Jun 17	$11,917	$10,637	$12,068
Jul 17	$12,162	$10,807	$12,329
Aug 17	$12,248	$10,917	$12,422
Sep 17	$12,332	$10,820	$12,523
Oct 17	$12,355	$10,783	$12,562
Nov 17	$12,409	$10,891	$12,605
Dec 17	$12,423	$10,927	$12,656
Jan 18	$12,712	$11,039	$12,915
Feb 18	$12,482	$10,943	$12,695
Mar 18	$12,483	$11,058	$12,696
Apr 18	$12,417	$10,889	$12,626
May 18	$12,131	$10,818	$12,320
Jun 18	$12,059	$10,778	$12,243
Jul 18	$12,259	$10,754	$12,448
Aug 18	$12,102	$10,770	$12,298
Sep 18	$12,233	$10,671	$12,431
Oct 18	$12,015	$10,562	$12,197
Nov 18	$11,875	$10,591	$12,052
Dec 18	$11,850	$10,808	$12,076
Jan 19	$12,307	$10,965	$12,497
Feb 19	$12,465	$10,905	$12,681
Mar 19	$12,543	$11,051	$12,760
Apr 19	$12,675	$11,023	$12,904
May 19	$12,525	$11,186	$12,758
Jun 19	$12,917	$11,422	$13,174
Jul 19	$12,921	$11,390	$13,187
Aug 19	$12,819	$11,652	$13,077
Sep 19	$12,875	$11,522	$13,137
Oct 19	$13,101	$11,592	$13,366
Nov 19	$13,150	$11,500	$13,424
Dec 19	$13,360	$11,549	$13,706
Jan 20	$13,452	$11,714	$13,764
Feb 20	$13,226	$11,812	$13,543
Mar 20	$11,431	$11,581	$11,598
Apr 20	$12,082	$11,793	$12,231
May 20	$12,612	$11,849	$12,789
Jun 20	$12,939	$11,951	$13,170
Jul 20	$13,524	$12,334	$13,785
Aug 20	$13,769	$12,293	$14,058
Sep 20	$13,508	$12,253	$13,824
Oct 20	$13,537	$12,235	$13,854
Nov 20	$14,200	$12,436	$14,581
Dec 20	$14,507	$12,581	$14,978
Jan 21	$14,524	$12,452	$14,949
Feb 21	$14,583	$12,207	$15,027
Mar 21	$14,403	$11,982	$14,836
Apr 21	$14,655	$12,125	$15,112
May 21	$14,808	$12,217	$15,306
Jun 21	$14,695	$12,139	$15,178
Jul 21	$14,625	$12,301	$15,097
Aug 21	$14,701	$12,245	$15,190
Sep 21	$14,424	$12,019	$14,914
Oct 21	$14,233	$11,989	$14,713
Nov 21	$13,917	$11,957	$14,369
Dec 21	$14,103	$11,922	$14,561
Jan 22	$13,721	$11,654	$14,173
Feb 22	$13,243	$11,504	$13,675
Mar 22	$13,096	$11,138	$13,412
Apr 22	$12,446	$10,531	$12,744
May 22	$12,412	$10,553	$12,684
Jun 22	$11,477	$10,228	$11,704
Jul 22	$11,793	$10,459	$11,995
Aug 22	$11,614	$10,031	$11,838
Sep 22	$10,949	$9,501	$11,157
Oct 22	$11,073	$9,440	$11,261
Nov 22	$11,798	$9,888	$12,056
Dec 22	$12,056	$9,911	$12,328
Jan 23	$12,584	$10,219	$12,906
Feb 23	$12,298	$9,889	$12,631
Mar 23	$12,418	$10,206	$12,758
Apr 23	$12,544	$10,262	$12,902
May 23	$12,316	$10,061	$12,685
Jun 23	$12,576	$10,066	$12,959
Jul 23	$12,788	$10,106	$13,183
Aug 23	$12,680	$9,980	$13,086
Sep 23	$12,534	$9,671	$12,934
Oct 23	$12,406	$9,544	$12,808
Nov 23	$13,038	$10,028	$13,468
Dec 23	$13,527	$10,462	$13,974
Jan 24	$13,520	$10,326	$14,000
Feb 24	$13,547	$10,172	$14,062
Mar 24	$13,600	$10,236	$14,151
Apr 24	$13,438	$9,958	$14,016
May 24	$13,700	$10,096	$14,311
Jun 24	$13,724	$10,114	$14,350
Jul 24	$13,988	$10,408	$14,628
Aug 24	$14,323	$10,644	$14,987
Sep 24	$14,556	$10,821	$15,260
Oct 24	$14,350	$10,448	$15,068
Nov 24	$14,252	$10,499	$14,984
Dec 24	$14,141	$10,244	$14,871
Jan 25	$14,293	$10,299	$15,035
Feb 25	$14,426	$10,478	$15,214
Mar 25	$14,559	$10,543	$15,355
Apr 25	$14,850	$10,850	$15,643
May 25	$15,051	$10,783	$15,857
Jun 25	$15,421	$10,993	$16,263
Jul 25	$15,393	$10,825	$16,262
Aug 25	$15,662	$10,989	$16,552
Sep 25	$15,769	$11,076	$16,666
Oct 25	$15,698	$11,044	$16,566
Nov 25	$15,688	$11,074	$16,619
Dec 25	$15,940	$11,071	$16,816

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck International High Yield Bond ETF	12.72%	1.90%	4.77%
ICE BofA ML Global ex-US Issuers High Yield Constrained Index	13.08%	2.34%	5.33%
ICE BofA Global Broad Market Index	8.08%	(2.52)%	1.02%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$48,316,251
  Number of Portfolio Holdings567
  Portfolio Turnover Rate36%
  Advisory Fees Paid$145,593

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		2.7%
Other Investments		0.5%
Real Estate		2.8%
Consumer Non-Cyclicals		3.2%
Healthcare		4.4%
Utilities		6.8%
Basic Materials		8.1%
Consumer Cyclicals		9.4%
Energy		10.5%
Technology		11.9%
Industrials		14.7%
Financials		25.0%

Top Ten Holdings  (% of Total Net Assets)

Petroleos Mexicanos, 6.70%, 2/16/2032	0.6%
Petroleos Mexicanos, 7.69%, 1/23/2050	0.5%
WEPA Hygieneprodukte GmbH, 5.62%, 1/15/2031	0.5%
British Telecommunications PLC, 5.12%, 10/3/2054	0.5%
Banco BPM SpA, 4.50%, 11/26/2036	0.5%
Teva Pharmaceutical Finance Netherlands II BV, 4.38%, 5/9/2030	0.5%
InPost SA, 4.00%, 4/1/2031	0.5%
Mundys SpA, 1.88%, 2/12/2028	0.5%
Electricite de France SA, 3.38% (Perpetual maturity)	0.5%
VZ Vendor Financing II BV, 2.88%, 1/15/2029	0.5%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Israel ETF

Ticker: ISRA | NYSE Arca, Inc.

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the VanEck Israel ETF (the "Fund") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Israel ETF	$70	0.59%

How did the Fund perform last year?

  The Fund posted a positive return over the period, supported by solid corporate balance sheets and continued innovation activity, despite persistent geopolitical tensions and heightened regional uncertainty that weighed on investor sentiment at various points during the year.

  The Financials sector contributed the most to the Fund’s performance during the period, followed by Information Technology and Industrials.

  The leading individual contributors to performance were Bank Leumi Le-Israel B.M., Bank Hapoalim BM and Elbit Systems Ltd.

  The Consumer Discretionary sector detracted the most from the Fund’s performance during the period, followed by Communication Services.

  The leading individual detractors from performance were Wix.com Ltd., NICE Ltd. and Monday.com Ltd.

How did the Fund perform over the past 10 years?

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years.

Cumulative Performance Based on $10,000 Investment

	Fund	MSCI ACWI Index	BlueStar® Israel Global Index
Dec 15	$10,000	$10,000	$10,000
Jan 16	$9,337	$9,397	$9,281
Feb 16	$9,233	$9,332	$9,244
Mar 16	$9,701	$10,024	$9,700
Apr 16	$9,469	$10,172	$9,491
May 16	$9,431	$10,185	$9,434
Jun 16	$9,257	$10,123	$9,229
Jul 16	$9,687	$10,559	$9,691
Aug 16	$9,802	$10,595	$9,806
Sep 16	$9,698	$10,660	$9,739
Oct 16	$9,306	$10,479	$9,321
Nov 16	$9,476	$10,558	$9,493
Dec 16	$9,469	$10,786	$9,488
Jan 17	$9,720	$11,081	$9,728
Feb 17	$10,083	$11,392	$10,109
Mar 17	$10,238	$11,532	$10,267
Apr 17	$10,457	$11,711	$10,489
May 17	$10,714	$11,970	$10,742
Jun 17	$10,856	$12,024	$10,907
Jul 17	$10,806	$12,360	$10,852
Aug 17	$10,101	$12,408	$10,155
Sep 17	$10,513	$12,647	$10,529
Oct 17	$10,499	$12,910	$10,534
Nov 17	$10,587	$13,160	$10,632
Dec 17	$10,885	$13,372	$10,937
Jan 18	$11,358	$14,127	$11,448
Feb 18	$10,910	$13,533	$11,026
Mar 18	$10,688	$13,244	$10,729
Apr 18	$10,699	$13,370	$10,782
May 18	$11,254	$13,387	$11,340
Jun 18	$11,197	$13,314	$11,242
Jul 18	$11,573	$13,716	$11,652
Aug 18	$12,125	$13,824	$12,243
Sep 18	$11,892	$13,884	$11,979
Oct 18	$11,100	$12,843	$11,200
Nov 18	$11,416	$13,031	$11,517
Dec 18	$10,130	$12,113	$10,241
Jan 19	$11,225	$13,070	$11,333
Feb 19	$11,434	$13,419	$11,562
Mar 19	$11,394	$13,588	$11,546
Apr 19	$11,741	$14,047	$11,883
May 19	$11,160	$13,214	$11,379
Jun 19	$11,701	$14,079	$11,890
Jul 19	$12,119	$14,120	$12,311
Aug 19	$11,837	$13,785	$12,008
Sep 19	$11,862	$14,075	$12,034
Oct 19	$12,193	$14,460	$12,368
Nov 19	$12,835	$14,813	$13,031
Dec 19	$12,829	$15,335	$13,033
Jan 20	$13,100	$15,166	$13,329
Feb 20	$12,297	$13,941	$12,583
Mar 20	$10,258	$12,059	$10,492
Apr 20	$11,517	$13,350	$11,743
May 20	$12,362	$13,931	$12,417
Jun 20	$12,048	$14,376	$12,193
Jul 20	$13,019	$15,137	$13,161
Aug 20	$13,694	$16,063	$13,908
Sep 20	$13,082	$15,545	$13,312
Oct 20	$13,313	$15,167	$13,579
Nov 20	$14,878	$17,037	$15,146
Dec 20	$16,439	$17,828	$16,704
Jan 21	$16,731	$17,747	$17,052
Feb 21	$16,655	$18,158	$17,008
Mar 21	$16,217	$18,643	$16,499
Apr 21	$17,187	$19,458	$17,523
May 21	$17,135	$19,761	$17,435
Jun 21	$17,511	$20,021	$17,832
Jul 21	$17,380	$20,159	$17,725
Aug 21	$17,716	$20,664	$18,058
Sep 21	$17,337	$19,810	$17,713
Oct 21	$18,485	$20,821	$18,856
Nov 21	$17,633	$20,320	$18,034
Dec 21	$18,115	$21,133	$18,522
Jan 22	$16,714	$20,095	$17,041
Feb 22	$17,151	$19,576	$17,519
Mar 22	$17,250	$20,000	$17,668
Apr 22	$15,766	$18,399	$16,173
May 22	$15,082	$18,420	$15,420
Jun 22	$13,882	$16,868	$14,169
Jul 22	$15,217	$18,046	$15,558
Aug 22	$15,382	$17,381	$15,765
Sep 22	$13,466	$15,717	$13,807
Oct 22	$14,216	$16,666	$14,562
Nov 22	$14,339	$17,958	$14,600
Dec 22	$13,444	$17,252	$13,779
Jan 23	$14,296	$18,488	$14,621
Feb 23	$13,497	$17,958	$13,838
Mar 23	$13,533	$18,512	$13,855
Apr 23	$13,181	$18,778	$13,531
May 23	$13,134	$18,577	$13,472
Jun 23	$13,276	$19,656	$13,601
Jul 23	$13,940	$20,375	$14,312
Aug 23	$13,014	$19,806	$13,371
Sep 23	$12,628	$18,987	$12,959
Oct 23	$10,779	$18,416	$11,074
Nov 23	$12,413	$20,116	$12,763
Dec 23	$13,414	$21,082	$13,863
Jan 24	$13,366	$21,206	$13,785
Feb 24	$14,343	$22,116	$14,770
Mar 24	$14,377	$22,810	$14,868
Apr 24	$13,353	$22,057	$13,784
May 24	$13,768	$22,953	$14,185
Jun 24	$13,753	$23,464	$14,208
Jul 24	$14,177	$23,843	$14,637
Aug 24	$14,939	$24,448	$15,402
Sep 24	$15,005	$25,016	$15,489
Oct 24	$15,151	$24,455	$15,673
Nov 24	$16,398	$25,369	$16,936
Dec 24	$16,828	$24,769	$17,415
Jan 25	$17,545	$25,600	$18,160
Feb 25	$17,194	$25,446	$17,792
Mar 25	$16,322	$24,441	$16,863
Apr 25	$17,020	$24,669	$17,618
May 25	$18,363	$26,087	$19,021
Jun 25	$20,099	$27,258	$20,824
Jul 25	$19,510	$27,628	$20,265
Aug 25	$20,302	$28,310	$21,033
Sep 25	$21,294	$29,336	$22,106
Oct 25	$21,517	$29,992	$22,365
Nov 25	$21,851	$29,989	$22,808
Dec 25	$23,101	$30,302	$24,021

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Israel ETF	37.28%	7.04%	8.73%
BlueStar® Israel Global Index	37.93%	7.54%	9.16%
MSCI ACWI Index	22.34%	11.19%	11.72%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$120,216,659
  Number of Portfolio Holdings81
  Portfolio Turnover Rate8%
  Advisory Fees Paid$469,551

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.1%
Materials		1.0%
Consumer Staples		1.5%
Communication Services		1.6%
Energy		1.8%
Consumer Discretionary		2.3%
Utilities		3.7%
Real Estate		4.2%
Industrials		7.5%
Health Care		11.1%
Information Technology		30.7%
Financials		34.5%

Top Ten Holdings  (% of Total Net Assets)

Teva Pharmaceutical Industries Ltd.	10.5%
Bank Leumi Le-Israel BM	8.4%
Bank Hapoalim BM	7.2%
CyberArk Software Ltd.	6.1%
Elbit Systems Ltd.	4.9%
Check Point Software Technologies Ltd.	4.4%
Israel Discount Bank Ltd.	3.2%
Mizrahi Tefahot Bank Ltd.	3.0%
Phoenix Financial Ltd.	2.5%
Tower Semiconductor Ltd.	2.5%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck J.P. Morgan EM Local Currency Bond ETF

Ticker: EMLC | NYSE Arca, Inc.

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the VanEck J.P. Morgan EM Local Currency Bond ETF (the "Fund") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck J.P. Morgan EM Local Currency Bond ETF	$33	0.30%

How did the Fund perform last year?

  The Fund generated a strong return over the period amid trade tensions and rising geopolitical risks, as strong fundamentals kept emerging markets local currency and real yields attractive.

  Bonds denominated in Mexican Peso, South African Rand, and Brazilian Real were the largest contributors to performance, while bonds denominated in Dominican Pesos detracted slightly during the period.

  Currency appreciation and high carry contributed the most to performance during the period.

How did the Fund perform over the past 10 years?

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years.

Cumulative Performance Based on $10,000 Investment

	Fund	ICE BofA Global Broad Market Plus Index	JPMorgan GBI-EMG Core Index
Dec 15	$10,000	$10,000	$10,000
Jan 16	$10,050	$10,097	$10,019
Feb 16	$10,183	$10,314	$10,167
Mar 16	$11,073	$10,578	$11,080
Apr 16	$11,350	$10,713	$11,368
May 16	$10,761	$10,581	$10,773
Jun 16	$11,363	$10,889	$11,391
Jul 16	$11,436	$10,972	$11,476
Aug 16	$11,434	$10,922	$11,472
Sep 16	$11,628	$10,975	$11,682
Oct 16	$11,543	$10,685	$11,603
Nov 16	$10,743	$10,268	$10,795
Dec 16	$10,876	$10,225	$10,995
Jan 17	$11,188	$10,336	$11,261
Feb 17	$11,387	$10,389	$11,455
Mar 17	$11,598	$10,402	$11,700
Apr 17	$11,737	$10,518	$11,835
May 17	$11,947	$10,673	$12,057
Jun 17	$12,004	$10,664	$12,122
Jul 17	$12,237	$10,838	$12,355
Aug 17	$12,427	$10,947	$12,556
Sep 17	$12,391	$10,851	$12,520
Oct 17	$12,048	$10,808	$12,176
Nov 17	$12,238	$10,921	$12,390
Dec 17	$12,399	$10,961	$12,608
Jan 18	$12,959	$11,082	$13,128
Feb 18	$12,812	$10,984	$12,980
Mar 18	$12,916	$11,101	$13,112
Apr 18	$12,565	$10,929	$12,744
May 18	$11,883	$10,845	$12,056
Jun 18	$11,490	$10,797	$11,685
Jul 18	$11,766	$10,780	$11,945
Aug 18	$11,020	$10,784	$11,187
Sep 18	$11,244	$10,695	$11,435
Oct 18	$11,115	$10,583	$11,302
Nov 18	$11,370	$10,622	$11,589
Dec 18	$11,446	$10,836	$11,737
Jan 19	$12,102	$11,001	$12,364
Feb 19	$12,001	$10,940	$12,235
Mar 19	$11,806	$11,079	$12,053
Apr 19	$11,806	$11,048	$12,020
May 19	$11,764	$11,204	$12,003
Jun 19	$12,438	$11,451	$12,690
Jul 19	$12,551	$11,425	$12,821
Aug 19	$12,002	$11,671	$12,279
Sep 19	$12,119	$11,548	$12,378
Oct 19	$12,399	$11,624	$12,678
Nov 19	$12,174	$11,532	$12,434
Dec 19	$12,579	$11,591	$12,928
Jan 20	$12,501	$11,746	$12,787
Feb 20	$12,094	$11,833	$12,375
Mar 20	$10,762	$11,576	$11,000
Apr 20	$11,121	$11,792	$11,408
May 20	$11,657	$11,857	$11,971
Jun 20	$11,753	$11,963	$12,054
Jul 20	$12,122	$12,344	$12,450
Aug 20	$12,088	$12,304	$12,414
Sep 20	$11,868	$12,263	$12,191
Oct 20	$11,909	$12,251	$12,243
Nov 20	$12,559	$12,463	$12,917
Dec 20	$12,953	$12,617	$13,374
Jan 21	$12,849	$12,483	$13,234
Feb 21	$12,536	$12,235	$12,892
Mar 21	$12,127	$12,004	$12,496
Apr 21	$12,391	$12,153	$12,770
May 21	$12,661	$12,249	$13,081
Jun 21	$12,550	$12,169	$12,937
Jul 21	$12,477	$12,323	$12,876
Aug 21	$12,580	$12,272	$12,977
Sep 21	$12,146	$12,036	$12,540
Oct 21	$11,983	$12,003	$12,363
Nov 21	$11,617	$11,966	$11,994
Dec 21	$11,745	$11,937	$12,139
Jan 22	$11,783	$11,675	$12,173
Feb 22	$11,419	$11,530	$11,703
Mar 22	$11,200	$11,173	$11,524
Apr 22	$10,591	$10,564	$10,892
May 22	$10,720	$10,593	$11,036
Jun 22	$10,250	$10,256	$10,567
Jul 22	$10,236	$10,486	$10,569
Aug 22	$10,273	$10,067	$10,602
Sep 22	$9,792	$9,531	$10,111
Oct 22	$9,699	$9,461	$10,013
Nov 22	$10,335	$9,907	$10,677
Dec 22	$10,553	$9,949	$10,904
Jan 23	$10,945	$10,265	$11,301
Feb 23	$10,665	$9,932	$11,009
Mar 23	$11,059	$10,245	$11,430
Apr 23	$11,134	$10,297	$11,516
May 23	$11,025	$10,102	$11,420
Jun 23	$11,339	$10,104	$11,737
Jul 23	$11,603	$10,161	$12,003
Aug 23	$11,314	$10,029	$11,711
Sep 23	$10,931	$9,730	$11,309
Oct 23	$10,849	$9,607	$11,231
Nov 23	$11,406	$10,088	$11,816
Dec 23	$11,807	$10,509	$12,093
Jan 24	$11,634	$10,376	$11,867
Feb 24	$11,568	$10,238	$11,828
Mar 24	$11,462	$10,295	$11,822
Apr 24	$11,249	$10,029	$11,596
May 24	$11,436	$10,165	$11,796
Jun 24	$11,295	$10,185	$11,653
Jul 24	$11,543	$10,469	$11,917
Aug 24	$11,887	$10,712	$12,272
Sep 24	$12,246	$10,893	$12,651
Oct 24	$11,690	$10,526	$12,079
Nov 24	$11,617	$10,571	$12,016
Dec 24	$11,409	$10,335	$11,803
Jan 25	$11,630	$10,397	$12,043
Feb 25	$11,716	$10,558	$12,133
Mar 25	$11,847	$10,622	$12,287
Apr 25	$12,215	$10,926	$12,677
May 25	$12,374	$10,875	$12,845
Jun 25	$12,731	$11,082	$13,215
Jul 25	$12,621	$10,919	$13,110
Aug 25	$12,891	$11,078	$13,387
Sep 25	$13,060	$11,154	$13,579
Oct 25	$13,112	$11,129	$13,647
Nov 25	$13,229	$11,156	$13,836
Dec 25	$13,487	$11,167	$14,046

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck J.P. Morgan EM Local Currency Bond ETF	18.21%	0.81%	3.04%
JPMorgan GBI-EMG Core Index	19.00%	0.98%	3.46%
ICE BofA Global Broad Market Plus Index	8.05%	(2.41)%	1.11%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$4,207,214,001
  Number of Portfolio Holdings489
  Portfolio Turnover Rate26%
  Advisory Fees Paid$8,645,611

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		2.0%
Government		98.0%

Top Ten Holdings (% of Total Net Assets)

Mexican Bonos, 7.75%, 5/29/2031	0.8%
Republic of South Africa Government Bond, 8.75%, 2/28/2048	0.8%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/2031	0.8%
Turkiye Government Bond, 30.00%, 9/12/2029	0.7%
Brazil Letras do Tesouro Nacional, 0.00%, 1/1/2029	0.7%
Republic of South Africa Government Bond, 8.88%, 2/28/2035	0.7%
Republic of South Africa Government Bond, 8.25%, 3/31/2032	0.7%
Mexican Bonos, 7.75%, 11/23/2034	0.7%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/2027	0.7%
Republic of South Africa Government Bond, 8.00%, 1/31/2030	0.7%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Junior Gold Miners ETF

Ticker: GDXJ | NYSE Arca, Inc.

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the VanEck Junior Gold Miners ETF (the "Fund") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Junior Gold Miners ETF	$97	0.52%

How did the Fund perform last year?

  During the period, gold prices remained well supported, reflecting continued central bank demand, easing monetary policy expectations and persistent geopolitical uncertainty. Gold mining equities benefited from higher realized gold prices and disciplined cost management, which supported cash flow generation and balance sheet strength across much of the industry.

  The Fund’s exposure to Canada, Australia and United States were the largest positive contributors to performance for the period.

  The leading individual contributors to performance were Harmony Gold, Evolution Mining and Pan American Silver.

  There were no detractors at the country level. Countries with the lowest contributions included Turkey, Indonesia and Peru.

  The leading individual detractors were Arizona Metals Corp, Pantoro Gold and Catalyst Metals.

How did the Fund perform over the past 10 years?

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years.

Cumulative Performance Based on $10,000 Investment

	Fund	MSCI ACWI Index	MVIS® Global Junior Gold Miners Index
Dec 15	$10,000	$10,000	$10,000
Jan 16	$9,922	$9,397	$9,921
Feb 16	$13,392	$9,332	$13,394
Mar 16	$14,521	$10,024	$14,543
Apr 16	$19,886	$10,172	$19,894
May 16	$17,601	$10,185	$17,606
Jun 16	$22,175	$10,123	$22,197
Jul 16	$25,942	$10,559	$25,928
Aug 16	$21,785	$10,595	$21,806
Sep 16	$22,986	$10,660	$23,073
Oct 16	$21,150	$10,479	$21,046
Nov 16	$17,810	$10,558	$17,863
Dec 16	$17,375	$10,786	$17,509
Jan 17	$20,591	$11,081	$20,642
Feb 17	$20,207	$11,392	$20,194
Mar 17	$19,747	$11,532	$19,774
Apr 17	$17,808	$11,711	$17,636
May 17	$17,288	$11,970	$17,157
Jun 17	$18,312	$12,024	$18,116
Jul 17	$18,356	$12,360	$18,156
Aug 17	$19,660	$12,408	$19,437
Sep 17	$18,400	$12,647	$18,227
Oct 17	$17,512	$12,910	$17,361
Nov 17	$17,337	$13,160	$17,196
Dec 17	$18,746	$13,372	$18,592
Jan 18	$18,444	$14,127	$18,288
Feb 18	$17,167	$13,533	$17,055
Mar 18	$17,578	$13,244	$17,431
Apr 18	$17,836	$13,370	$17,743
May 18	$17,918	$13,387	$17,806
Jun 18	$17,896	$13,314	$17,767
Jul 18	$17,370	$13,716	$17,273
Aug 18	$15,266	$13,824	$15,116
Sep 18	$14,992	$13,884	$14,916
Oct 18	$15,008	$12,843	$14,925
Nov 18	$14,658	$13,031	$14,585
Dec 18	$16,574	$12,113	$16,501
Jan 19	$18,143	$13,070	$18,073
Feb 19	$17,890	$13,419	$17,850
Mar 19	$17,483	$13,588	$17,441
Apr 19	$16,162	$14,047	$16,110
May 19	$16,211	$13,214	$16,144
Jun 19	$19,294	$14,079	$19,253
Jul 19	$20,905	$14,120	$20,941
Aug 19	$22,725	$13,785	$22,680
Sep 19	$20,142	$14,075	$20,138
Oct 19	$21,507	$14,460	$21,489
Nov 19	$20,896	$14,813	$20,890
Dec 19	$23,422	$15,335	$23,461
Jan 20	$22,987	$15,166	$22,901
Feb 20	$20,474	$13,941	$20,517
Mar 20	$15,879	$12,059	$15,922
Apr 20	$22,518	$13,350	$22,687
May 20	$25,387	$13,931	$25,537
Jun 20	$27,358	$14,376	$27,325
Jul 20	$33,549	$15,137	$33,526
Aug 20	$33,193	$16,063	$33,334
Sep 20	$30,766	$15,545	$30,851
Oct 20	$29,389	$15,167	$29,512
Nov 20	$27,565	$17,037	$27,724
Dec 20	$30,464	$17,828	$30,708
Jan 21	$28,222	$17,747	$28,548
Feb 21	$25,881	$18,158	$26,172
Mar 21	$25,142	$18,643	$25,372
Apr 21	$26,638	$19,458	$26,947
May 21	$30,572	$19,761	$31,070
Jun 21	$26,164	$20,021	$26,454
Jul 21	$25,701	$20,159	$26,026
Aug 21	$24,217	$20,664	$24,510
Sep 21	$21,491	$19,810	$21,768
Oct 21	$24,314	$20,821	$24,644
Nov 21	$23,950	$20,320	$24,285
Dec 21	$23,932	$21,133	$24,261
Jan 22	$21,905	$20,095	$22,175
Feb 22	$24,738	$19,576	$25,121
Mar 22	$26,854	$20,000	$27,274
Apr 22	$24,725	$18,399	$25,171
May 22	$22,560	$18,420	$22,960
Jun 22	$18,369	$16,868	$18,673
Jul 22	$19,185	$18,046	$19,474
Aug 22	$16,898	$17,381	$17,177
Sep 22	$16,742	$15,717	$17,010
Oct 22	$16,875	$16,666	$17,136
Nov 22	$20,221	$17,958	$20,458
Dec 22	$20,466	$17,252	$20,799
Jan 23	$22,365	$18,488	$22,738
Feb 23	$19,303	$17,958	$19,660
Mar 23	$22,783	$18,512	$23,235
Apr 23	$22,886	$18,778	$23,329
May 23	$21,221	$18,577	$21,622
Jun 23	$20,405	$19,656	$20,774
Jul 23	$21,569	$20,375	$21,991
Aug 23	$20,715	$19,806	$21,180
Sep 23	$18,537	$18,987	$18,990
Oct 23	$19,232	$18,416	$19,708
Nov 23	$22,068	$20,116	$22,601
Dec 23	$22,057	$21,082	$22,586
Jan 24	$19,681	$21,206	$20,182
Feb 24	$18,338	$22,116	$18,802
Mar 24	$22,292	$22,810	$22,844
Apr 24	$23,579	$22,057	$24,272
May 24	$26,206	$22,953	$26,849
Jun 24	$24,510	$23,464	$25,149
Jul 24	$26,580	$23,843	$27,257
Aug 24	$26,612	$24,448	$27,371
Sep 24	$28,342	$25,016	$29,184
Oct 24	$29,894	$24,455	$30,825
Nov 24	$27,635	$25,369	$28,423
Dec 24	$25,351	$24,769	$26,133
Jan 25	$28,723	$25,600	$29,712
Feb 25	$28,958	$25,446	$29,758
Mar 25	$33,851	$24,441	$34,934
Apr 25	$36,401	$24,669	$37,696
May 25	$38,604	$26,087	$39,962
Jun 25	$40,083	$27,258	$41,481
Jul 25	$38,015	$27,628	$39,533
Aug 25	$47,071	$28,310	$48,765
Sep 25	$58,596	$29,336	$60,800
Oct 25	$55,428	$29,992	$57,616
Nov 25	$64,536	$29,989	$67,048
Dec 25	$69,270	$30,302	$72,259

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Junior Gold Miners ETF	173.25%	17.86%	21.35%
MVIS® Global Junior Gold Miners Index	176.50%	18.67%	21.87%
MSCI ACWI Index	22.34%	11.19%	11.72%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$9,405,743,590
  Number of Portfolio Holdings92
  Portfolio Turnover Rate36%
  Advisory Fees Paid$31,712,302

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.2%
Precious Metals & Minerals		3.6%
Diversified Metals & Mining		4.6%
Silver		8.0%
Gold		83.6%

Top Ten Holdings (% of Total Net Assets)

Pan American Silver Corp.	7.0%
Alamos Gold, Inc.	6.3%
Coeur Mining, Inc.	5.7%
Equinox Gold Corp.	5.5%
Royal Gold, Inc.	5.0%
Industrias Penoles SAB de CV	3.1%
Evolution Mining Ltd.	2.7%
Endeavour Mining PLC	2.6%
Hecla Mining Co.	2.5%
IAMGOLD Corp.	2.5%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Low Carbon Energy ETF

Ticker: SMOG | NYSE Arca, Inc.

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the VanEck Low Carbon Energy ETF (the "Fund") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Low Carbon Energy ETF	$74	0.64%

How did the Fund perform last year?

  During the period, performance reflected improving conditions across the global low-carbon and clean energy industry, supported by continued electrification trends and increased adoption of alternative energy technologies.

  At the industry level, consumer discretionary and utilities sectors, specifically, electric vehicle manufacturers and electric utilities were the leading contributors to performance.

  The Fund’s exposure to companies in the information technology sector, with select companies from China and the United States, led overall detractors.

  The leading individual contributors to performance were Iberdrola SA, Enel SpA, and Vestas Wind Systems.

  The leading individual detractors to performance were Enphase Energy and Owens Corning.

How did the Fund perform over the past 10 years?

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years.

Cumulative Performance Based on $10,000 Investment

	Fund	MSCI ACWI Index	MVIS® Global Low Carbon Energy Index
Dec 15	$10,000	$10,000	$10,000
Jan 16	$9,065	$9,397	$8,999
Feb 16	$9,056	$9,332	$9,039
Mar 16	$9,709	$10,024	$9,669
Apr 16	$9,601	$10,172	$9,556
May 16	$9,366	$10,185	$9,314
Jun 16	$9,181	$10,123	$9,090
Jul 16	$9,557	$10,559	$9,480
Aug 16	$9,663	$10,595	$9,580
Sep 16	$9,819	$10,660	$9,708
Oct 16	$9,472	$10,479	$9,381
Nov 16	$9,234	$10,558	$9,133
Dec 16	$9,474	$10,786	$9,397
Jan 17	$9,917	$11,081	$9,822
Feb 17	$10,119	$11,392	$10,027
Mar 17	$10,306	$11,532	$10,210
Apr 17	$10,662	$11,711	$10,587
May 17	$10,980	$11,970	$10,901
Jun 17	$11,137	$12,024	$11,058
Jul 17	$11,300	$12,360	$11,230
Aug 17	$10,937	$12,408	$10,864
Sep 17	$11,248	$12,647	$11,175
Oct 17	$11,699	$12,910	$11,624
Nov 17	$11,192	$13,160	$11,123
Dec 17	$11,548	$13,372	$11,496
Jan 18	$11,944	$14,127	$11,889
Feb 18	$11,573	$13,533	$11,550
Mar 18	$11,429	$13,244	$11,361
Apr 18	$11,488	$13,370	$11,470
May 18	$11,514	$13,387	$11,489
Jun 18	$11,008	$13,314	$10,990
Jul 18	$11,478	$13,716	$11,447
Aug 18	$11,577	$13,824	$11,541
Sep 18	$11,042	$13,884	$11,024
Oct 18	$10,303	$12,843	$10,289
Nov 18	$11,254	$13,031	$11,230
Dec 18	$10,506	$12,113	$10,502
Jan 19	$11,656	$13,070	$11,654
Feb 19	$12,119	$13,419	$12,129
Mar 19	$11,871	$13,588	$11,884
Apr 19	$12,548	$14,047	$12,573
May 19	$11,265	$13,214	$11,312
Jun 19	$12,401	$14,079	$12,442
Jul 19	$12,601	$14,120	$12,666
Aug 19	$11,872	$13,785	$11,927
Sep 19	$12,193	$14,075	$12,261
Oct 19	$12,640	$14,460	$12,717
Nov 19	$13,249	$14,813	$13,336
Dec 19	$14,433	$15,335	$14,535
Jan 20	$14,809	$15,166	$14,936
Feb 20	$14,208	$13,941	$14,302
Mar 20	$11,485	$12,059	$11,606
Apr 20	$13,539	$13,350	$13,675
May 20	$14,718	$13,931	$14,844
Jun 20	$15,574	$14,376	$15,722
Jul 20	$17,779	$15,137	$17,966
Aug 20	$20,870	$16,063	$21,112
Sep 20	$20,904	$15,545	$21,170
Oct 20	$21,982	$15,167	$22,267
Nov 20	$28,084	$17,037	$28,499
Dec 20	$31,558	$17,828	$32,027
Jan 21	$33,538	$17,747	$34,158
Feb 21	$30,912	$18,158	$31,408
Mar 21	$29,924	$18,643	$30,383
Apr 21	$28,920	$19,458	$29,543
May 21	$28,625	$19,761	$29,163
Jun 21	$30,719	$20,021	$31,225
Jul 21	$30,133	$20,159	$30,669
Aug 21	$30,954	$20,664	$31,611
Sep 21	$28,458	$19,810	$29,129
Oct 21	$33,545	$20,821	$34,258
Nov 21	$32,785	$20,320	$33,529
Dec 21	$30,603	$21,133	$31,329
Jan 22	$26,342	$20,095	$26,760
Feb 22	$27,416	$19,576	$28,012
Mar 22	$27,811	$20,000	$28,513
Apr 22	$24,356	$18,399	$25,059
May 22	$24,864	$18,420	$25,415
Jun 22	$23,972	$16,868	$24,445
Jul 22	$26,285	$18,046	$26,806
Aug 22	$25,012	$17,381	$25,609
Sep 22	$21,732	$15,717	$22,295
Oct 22	$21,382	$16,666	$21,861
Nov 22	$23,648	$17,958	$23,990
Dec 22	$21,569	$17,252	$22,065
Jan 23	$23,683	$18,488	$24,129
Feb 23	$22,631	$17,958	$23,154
Mar 23	$23,621	$18,512	$24,112
Apr 23	$22,428	$18,778	$22,896
May 23	$22,331	$18,577	$22,811
Jun 23	$23,877	$19,656	$24,389
Jul 23	$25,211	$20,375	$25,761
Aug 23	$22,451	$19,806	$22,974
Sep 23	$20,500	$18,987	$21,001
Oct 23	$18,388	$18,416	$18,783
Nov 23	$20,218	$20,116	$20,672
Dec 23	$21,859	$21,082	$22,379
Jan 24	$18,784	$21,206	$19,255
Feb 24	$19,319	$22,116	$19,756
Mar 24	$19,424	$22,810	$19,871
Apr 24	$18,952	$22,057	$19,456
May 24	$20,663	$22,953	$21,111
Jun 24	$19,140	$23,464	$19,609
Jul 24	$20,469	$23,843	$20,921
Aug 24	$20,485	$24,448	$20,983
Sep 24	$22,363	$25,016	$22,958
Oct 24	$20,471	$24,455	$20,968
Nov 24	$20,382	$25,369	$20,860
Dec 24	$19,855	$24,769	$20,395
Jan 25	$19,999	$25,600	$20,536
Feb 25	$20,382	$25,446	$20,909
Mar 25	$20,289	$24,441	$20,800
Apr 25	$20,624	$24,669	$21,156
May 25	$21,819	$26,087	$22,403
Jun 25	$22,034	$27,258	$22,615
Jul 25	$22,692	$27,628	$23,325
Aug 25	$23,685	$28,310	$24,364
Sep 25	$25,593	$29,336	$26,284
Oct 25	$27,234	$29,992	$27,998
Nov 25	$26,722	$29,989	$27,453
Dec 25	$26,382	$30,302	$27,191

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Low Carbon Energy ETF	32.88%	(3.52)%	10.19%
MVIS® Global Low Carbon Energy Index	33.32%	(3.22)%	10.52%
MSCI ACWI Index	22.34%	11.19%	11.72%

MVIS Global Low Carbon Energy Index replaced the Ardour Global Index℠ (Extra Liquid) effective April 26, 2021. Index history prior to April 26, 2021 reflects the performance of the Ardour Global Index℠.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$127,498,779
  Number of Portfolio Holdings60
  Portfolio Turnover Rate21%
  Advisory Fees Paid$611,237

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(0.1)%
Other Investments		0.5%
Materials		1.3%
Information Technology		9.2%
Industrials		23.0%
Consumer Discretionary		27.8%
Utilities		38.3%

Top Ten Holdings  (% of Total Net Assets)

Tesla, Inc.	8.1%
NextEra Energy, Inc.	8.0%
Iberdrola SA	7.4%
Enel SpA	6.8%
BYD Co. Ltd.	5.9%
Vestas Wind Systems A/S	5.1%
First Solar, Inc.	3.7%
Rivian Automotive, Inc.	3.5%
Bloom Energy Corp.	2.6%
Kingspan Group PLC	2.4%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Mortgage REIT Income ETF

Ticker: MORT | NYSE Arca, Inc.

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the VanEck Mortgage REIT Income ETF (the "Fund") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Mortgage REIT Income ETF	$45	0.43%

How did the Fund perform last year?

  The Fund provided positive total return during the period as mortgage REITs (mREITs) benefited from improved spread dynamics driven by a steeping yield curve.

  Residential mREITs were the primary contributors to performance while the commercial and multi-type hybrid mREITs segments experienced more mixed outcomes.

  Annaly Capital Management, Inc. was the top contributor to Fund performance during the period, while Ready Capital Corp. was the greatest detractor.

How did the Fund perform over the past 10 years?

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years.

Cumulative Performance Based on $10,000 Investment

	Fund	S&P 500 Index	MVIS® US Mortgage REITs Index
Dec 15	$10,000	$10,000	$10,000
Jan 16	$9,667	$9,504	$9,438
Feb 16	$9,915	$9,491	$9,681
Mar 16	$10,616	$10,135	$10,375
Apr 16	$10,830	$10,174	$10,584
May 16	$11,316	$10,357	$11,062
Jun 16	$11,678	$10,384	$11,426
Jul 16	$12,108	$10,766	$11,852
Aug 16	$12,234	$10,782	$11,982
Sep 16	$12,300	$10,784	$12,049
Oct 16	$12,303	$10,587	$12,043
Nov 16	$12,511	$10,979	$12,250
Dec 16	$12,308	$11,196	$12,318
Jan 17	$12,712	$11,408	$12,457
Feb 17	$13,407	$11,861	$13,140
Mar 17	$13,786	$11,875	$13,522
Apr 17	$14,311	$11,997	$14,042
May 17	$14,135	$12,166	$13,872
Jun 17	$14,486	$12,242	$14,215
Jul 17	$14,520	$12,494	$14,255
Aug 17	$14,740	$12,532	$14,478
Sep 17	$14,959	$12,790	$14,691
Oct 17	$14,485	$13,089	$14,228
Nov 17	$14,575	$13,490	$14,320
Dec 17	$14,539	$13,640	$14,653
Jan 18	$13,876	$14,421	$13,632
Feb 18	$13,404	$13,890	$13,174
Mar 18	$14,316	$13,537	$14,078
Apr 18	$14,356	$13,589	$14,123
May 18	$14,779	$13,916	$14,543
Jun 18	$15,032	$14,002	$14,795
Jul 18	$15,561	$14,523	$15,329
Aug 18	$15,638	$14,996	$15,409
Sep 18	$15,381	$15,081	$15,160
Oct 18	$15,080	$14,050	$14,856
Nov 18	$15,316	$14,337	$15,094
Dec 18	$13,953	$13,042	$14,057
Jan 19	$15,589	$14,087	$15,379
Feb 19	$15,562	$14,540	$15,361
Mar 19	$15,756	$14,822	$15,557
Apr 19	$16,078	$15,422	$15,882
May 19	$15,051	$14,442	$14,870
Jun 19	$15,799	$15,460	$15,621
Jul 19	$16,126	$15,682	$15,952
Aug 19	$15,160	$15,434	$15,004
Sep 19	$16,113	$15,723	$15,946
Oct 19	$16,540	$16,063	$16,374
Nov 19	$16,755	$16,646	$16,592
Dec 19	$16,868	$17,149	$17,152
Jan 20	$17,904	$17,142	$17,737
Feb 20	$16,328	$15,731	$16,185
Mar 20	$7,211	$13,788	$7,128
Apr 20	$8,582	$15,555	$8,460
May 20	$8,834	$16,296	$8,713
Jun 20	$10,099	$16,620	$9,976
Jul 20	$10,628	$17,558	$10,495
Aug 20	$10,848	$18,820	$10,717
Sep 20	$10,705	$18,105	$10,573
Oct 20	$10,690	$17,623	$10,569
Nov 20	$12,650	$19,552	$12,514
Dec 20	$13,176	$20,304	$13,318
Jan 21	$13,236	$20,099	$13,098
Feb 21	$14,445	$20,653	$14,298
Mar 21	$15,250	$21,558	$15,106
Apr 21	$15,937	$22,708	$15,794
May 21	$15,978	$22,867	$15,840
Jun 21	$16,246	$23,401	$16,110
Jul 21	$15,753	$23,956	$15,618
Aug 21	$16,152	$24,685	$16,018
Sep 21	$15,832	$23,537	$15,704
Oct 21	$16,444	$25,186	$16,320
Nov 21	$15,434	$25,011	$15,324
Dec 21	$15,628	$26,132	$15,522
Jan 22	$15,392	$24,780	$15,293
Feb 22	$14,363	$24,038	$14,276
Mar 22	$14,879	$24,931	$14,792
Apr 22	$13,589	$22,757	$13,500
May 22	$13,992	$22,798	$13,905
Jun 22	$12,500	$20,916	$12,422
Jul 22	$14,292	$22,845	$14,222
Aug 22	$13,211	$21,913	$13,150
Sep 22	$10,078	$19,895	$10,008
Oct 22	$11,450	$21,506	$11,373
Nov 22	$12,397	$22,708	$12,318
Dec 22	$11,444	$21,399	$11,380
Jan 23	$13,303	$22,744	$13,229
Feb 23	$12,219	$22,189	$12,157
Mar 23	$11,099	$23,004	$11,062
Apr 23	$11,286	$23,363	$11,243
May 23	$10,918	$23,464	$10,880
Jun 23	$12,293	$25,015	$12,260
Jul 23	$12,831	$25,818	$12,794
Aug 23	$12,556	$25,407	$12,522
Sep 23	$11,928	$24,196	$11,899
Oct 23	$10,669	$23,687	$10,629
Nov 23	$12,191	$25,850	$12,148
Dec 23	$13,190	$27,025	$13,135
Jan 24	$12,572	$27,479	$12,523
Feb 24	$12,472	$28,946	$12,427
Mar 24	$13,041	$29,878	$13,006
Apr 24	$12,256	$28,657	$12,217
May 24	$12,789	$30,078	$12,751
Jun 24	$12,846	$31,157	$12,813
Jul 24	$13,664	$31,537	$13,634
Aug 24	$13,959	$32,302	$13,933
Sep 24	$14,138	$32,992	$14,116
Oct 24	$13,429	$32,692	$13,405
Nov 24	$13,783	$34,612	$13,761
Dec 24	$13,221	$33,786	$13,200
Jan 25	$13,851	$34,727	$13,834
Feb 25	$14,682	$34,274	$14,671
Mar 25	$13,927	$32,343	$13,922
Apr 25	$13,279	$32,124	$13,244
May 25	$13,129	$34,146	$13,097
Jun 25	$13,671	$35,882	$13,647
Jul 25	$13,841	$36,687	$13,825
Aug 25	$14,574	$37,431	$14,561
Sep 25	$14,264	$38,797	$14,255
Oct 25	$14,211	$39,706	$14,205
Nov 25	$14,864	$39,803	$14,865
Dec 25	$14,903	$39,827	$14,910

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Mortgage REIT Income ETF	12.73%	2.49%	4.07%
MVIS® US Mortgage REITs Index	12.96%	2.28%	4.08%
S&P 500 Index	17.88%	14.42%	14.82%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$377,137,382
  Number of Portfolio Holdings26
  Portfolio Turnover Rate20%
  Advisory Fees Paid$1,253,276

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(0.1)%
Financial Services		100.1%

Top Ten Holdings  (% of Total Net Assets)

Annaly Capital Management, Inc.	17.1%
AGNC Investment Corp.	13.7%
Starwood Property Trust, Inc.	7.7%
Rithm Capital Corp.	7.1%
ARMOUR Residential REIT, Inc.	4.8%
Blackstone Mortgage Trust, Inc.	4.8%
Dynex Capital, Inc.	4.7%
Orchid Island Capital, Inc.	4.0%
Arbor Realty Trust, Inc.	3.8%
Ellington Financial, Inc.	3.8%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Natural Resources ETF

Ticker: HAP | NYSE Arca, Inc.

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the VanEck Natural Resources ETF (the "Fund") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Natural Resources ETF	$48	0.41%

How did the Fund perform last year?

  During the period, performance reflected improving conditions across global natural resource markets, supported by resilient energy demand and favorable commodity pricing, particularly in the metals segment.

  The Fund’s exposure to materials, led by gold, and energy, led by integrated oil & gas, were the leading contributors to performance, while modest positioning in real estate was the leading detractor.

  From a country perspective, the United States and Canada were the largest contributors to the Fund’s performance while contributions from Indonesia, Portugal, and Israel were more muted.

  The leading individual contributors to performance were Bayer, Newmont, Iberdrola, Agnico Eagle Mines, and Barrick Mining.

  The leading individual detractors were PT Amman Mineral Internasional Tbk, ONEOK, Ingredion, and Orsted.

How did the Fund perform over the past 10 years?

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years.

Cumulative Performance Based on $10,000 Investment

	Fund	MSCI ACWI Index	MarketVector™ Global Natural Resources Index
Dec 15	$10,000	$10,000	$10,000
Jan 16	$9,610	$9,397	$9,566
Feb 16	$10,034	$9,332	$10,031
Mar 16	$10,788	$10,024	$10,787
Apr 16	$11,748	$10,172	$11,750
May 16	$11,338	$10,185	$11,333
Jun 16	$11,619	$10,123	$11,576
Jul 16	$11,956	$10,559	$11,941
Aug 16	$11,907	$10,595	$11,896
Sep 16	$12,036	$10,660	$12,009
Oct 16	$11,857	$10,479	$11,852
Nov 16	$12,210	$10,558	$12,178
Dec 16	$12,493	$10,786	$12,504
Jan 17	$13,000	$11,081	$12,981
Feb 17	$12,903	$11,392	$12,896
Mar 17	$12,864	$11,532	$12,860
Apr 17	$12,834	$11,711	$12,840
May 17	$12,714	$11,970	$12,717
Jun 17	$12,687	$12,024	$12,694
Jul 17	$13,263	$12,360	$13,269
Aug 17	$13,220	$12,408	$13,227
Sep 17	$13,673	$12,647	$13,684
Oct 17	$13,870	$12,910	$13,883
Nov 17	$14,075	$13,160	$14,084
Dec 17	$14,635	$13,372	$14,682
Jan 18	$15,242	$14,127	$15,273
Feb 18	$14,390	$13,533	$14,473
Mar 18	$14,240	$13,244	$14,261
Apr 18	$14,607	$13,370	$14,669
May 18	$14,784	$13,387	$14,842
Jun 18	$14,607	$13,314	$14,677
Jul 18	$14,784	$13,716	$14,850
Aug 18	$14,587	$13,824	$14,649
Sep 18	$14,907	$13,884	$14,989
Oct 18	$13,818	$12,843	$13,897
Nov 18	$13,794	$13,031	$13,869
Dec 18	$13,070	$12,113	$13,151
Jan 19	$14,308	$13,070	$14,391
Feb 19	$14,438	$13,419	$14,536
Mar 19	$14,523	$13,588	$14,610
Apr 19	$14,669	$14,047	$14,759
May 19	$13,582	$13,214	$13,685
Jun 19	$14,913	$14,079	$15,004
Jul 19	$14,629	$14,120	$14,769
Aug 19	$13,983	$13,785	$14,078
Sep 19	$14,309	$14,075	$14,405
Oct 19	$14,487	$14,460	$14,599
Nov 19	$14,639	$14,813	$14,743
Dec 19	$15,467	$15,335	$15,589
Jan 20	$14,358	$15,166	$14,521
Feb 20	$12,951	$13,941	$13,005
Mar 20	$10,492	$12,059	$10,584
Apr 20	$11,806	$13,350	$11,897
May 20	$12,402	$13,931	$12,418
Jun 20	$12,670	$14,376	$12,695
Jul 20	$13,311	$15,137	$13,347
Aug 20	$14,050	$16,063	$14,108
Sep 20	$13,537	$15,545	$13,578
Oct 20	$13,262	$15,167	$13,304
Nov 20	$15,500	$17,037	$15,587
Dec 20	$16,508	$17,828	$16,579
Jan 21	$16,734	$17,747	$16,832
Feb 21	$18,385	$18,158	$18,449
Mar 21	$19,035	$18,643	$19,106
Apr 21	$19,600	$19,458	$19,702
May 21	$20,251	$19,761	$20,349
Jun 21	$19,711	$20,021	$19,783
Jul 21	$19,538	$20,159	$19,616
Aug 21	$19,642	$20,664	$19,725
Sep 21	$19,377	$19,810	$19,499
Oct 21	$20,375	$20,821	$20,459
Nov 21	$19,558	$20,320	$19,665
Dec 21	$20,698	$21,133	$20,798
Jan 22	$21,127	$20,095	$21,188
Feb 22	$22,035	$19,576	$22,134
Mar 22	$23,889	$20,000	$24,046
Apr 22	$22,596	$18,399	$22,795
May 22	$23,200	$18,420	$23,348
Jun 22	$19,804	$16,868	$19,895
Jul 22	$20,852	$18,046	$20,926
Aug 22	$20,803	$17,381	$20,952
Sep 22	$18,902	$15,717	$19,037
Oct 22	$21,087	$16,666	$21,196
Nov 22	$22,947	$17,958	$23,020
Dec 22	$22,167	$17,252	$22,314
Jan 23	$23,504	$18,488	$23,613
Feb 23	$22,227	$17,958	$22,382
Mar 23	$22,255	$18,512	$22,368
Apr 23	$22,284	$18,778	$22,394
May 23	$20,347	$18,577	$20,480
Jun 23	$21,712	$19,656	$21,843
Jul 23	$23,112	$20,375	$23,260
Aug 23	$22,466	$19,806	$22,639
Sep 23	$22,148	$18,987	$22,323
Oct 23	$21,189	$18,416	$21,316
Nov 23	$21,876	$20,116	$22,012
Dec 23	$22,683	$21,082	$22,855
Jan 24	$21,878	$21,206	$22,068
Feb 24	$22,005	$22,116	$22,148
Mar 24	$23,708	$22,810	$23,877
Apr 24	$23,594	$22,057	$23,795
May 24	$24,400	$22,953	$24,550
Jun 24	$23,306	$23,464	$23,468
Jul 24	$23,846	$23,843	$24,009
Aug 24	$23,898	$24,448	$24,052
Sep 24	$24,567	$25,016	$24,727
Oct 24	$23,565	$24,455	$23,726
Nov 24	$23,686	$25,369	$23,829
Dec 24	$21,776	$24,769	$21,928
Jan 25	$22,891	$25,600	$23,070
Feb 25	$23,081	$25,446	$23,223
Mar 25	$23,781	$24,441	$23,922
Apr 25	$23,083	$24,669	$23,226
May 25	$23,976	$26,087	$24,126
Jun 25	$24,794	$27,258	$24,945
Jul 25	$25,041	$27,628	$25,213
Aug 25	$26,444	$28,310	$26,599
Sep 25	$27,264	$29,336	$27,424
Oct 25	$27,353	$29,992	$27,525
Nov 25	$28,554	$29,989	$28,720
Dec 25	$29,336	$30,302	$29,557

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Natural Resources ETF	34.72%	12.19%	11.36%
MarketVector™ Global Natural Resources Index	34.79%	12.26%	11.45%
MSCI ACWI Index	22.34%	11.19%	11.72%

MarketVector™ Global Natural Resources Index replaced the VanEck® Natural Resources Index effective March 15, 2024. Index history prior to March 15, 2024 reflects the performance of the VanEck® Natural Resources Index.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Effective March 15, 2024, the index that the Fund seeks to track changed from the VanEck® Natural Resources Index to the MarketVector™ Global Natural Resources Index.

Key Fund Statistics

  Total Net Assets$204,217,447
  Number of Portfolio Holdings135
  Portfolio Turnover Rate21%
  Advisory Fees Paid$651,903

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.3%
Other Investments		1.0%
Health Care		3.4%
Consumer Staples		6.4%
Industrials		9.0%
Utilities		10.1%
Energy		30.2%
Materials		39.6%

Top Ten Holdings (% of Total Net Assets)

Exxon Mobil Corp.	5.0%
Chevron Corp.	5.0%
Deere & Co.	4.9%
NextEra Energy, Inc.	3.9%
Iberdrola SA	3.9%
Bayer AG	3.4%
Corteva, Inc.	2.9%
BHP Group Ltd.	2.6%
Nutrien Ltd.	2.4%
Shell PLC	2.3%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Office and Commercial REIT ETF

Ticker: DESK | NYSE Arca, Inc.

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the VanEck Office and Commercial REIT ETF (the "Fund") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Office and Commercial REIT ETF	$49	0.51%

How did the Fund perform last year?

  Office and commercial REITs were pressured during the period as refinancing concerns and elevated vacancies continued to weigh on the office real estate sector.

  Although select markets showed signs of stabilization, office REIT performance lagged amid ongoing uncertainty around long-term space demand.

  Paramount Group, Inc. was the top contributor to Fund performance during the period, while SL Green Realty Corp. was the greatest detractor.

How did the Fund perform since inception?

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV since inception (9/19/2023).

Cumulative Performance Based on $10,000 Investment

	Fund	S&P 500 Index	MarketVector™ US Listed Office and Commercial REITs Index
Sep 23	$10,000	$10,000	$10,000
Sep 23	$9,259	$9,653	$9,260
Oct 23	$8,433	$9,450	$8,437
Nov 23	$9,520	$10,313	$9,525
Dec 23	$11,170	$10,781	$11,181
Jan 24	$10,554	$10,963	$10,569
Feb 24	$10,510	$11,548	$10,530
Mar 24	$10,915	$11,920	$10,946
Apr 24	$10,300	$11,433	$10,328
May 24	$10,414	$12,000	$10,445
Jun 24	$10,584	$12,430	$10,623
Jul 24	$12,118	$12,581	$12,165
Aug 24	$12,574	$12,887	$12,630
Sep 24	$13,199	$13,162	$13,267
Oct 24	$13,318	$13,042	$13,391
Nov 24	$13,694	$13,808	$13,776
Dec 24	$12,984	$13,479	$13,064
Jan 25	$12,910	$13,854	$12,996
Feb 25	$12,616	$13,674	$12,705
Mar 25	$11,894	$12,903	$11,984
Apr 25	$11,079	$12,816	$11,150
May 25	$11,774	$13,622	$11,855
Jun 25	$12,230	$14,315	$12,320
Jul 25	$12,060	$14,636	$12,154
Aug 25	$12,906	$14,933	$13,015
Sep 25	$13,131	$15,478	$13,249
Oct 25	$12,321	$15,840	$12,436
Nov 25	$12,273	$15,879	$12,393
Dec 25	$11,638	$15,889	$11,754

Average Annual Total Returns

.	1 Year	Life*
VanEck Office and Commercial REIT ETF	(10.37)%	6.87%
MarketVector™ US Listed Office and Commercial REITs Index	(10.03)%	7.34%
S&P 500 Index	17.88%	22.49%

* Inception of Fund: 09/19/2023.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$1,834,072
  Number of Portfolio Holdings25
  Portfolio Turnover Rate13%
  Advisory Fees Paid$11,140

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(0.3)%
Equity Real Estate Investment Trusts (REITs)		100.3%

Top Ten Holdings (% of Total Net Assets)

BXP, Inc.	10.2%
Cousins Properties, Inc.	10.1%
Vornado Realty Trust	10.1%
Kilroy Realty Corp.	8.5%
COPT Defense Properties	7.1%
SL Green Realty Corp.	5.0%
Highwoods Properties, Inc.	4.8%
Simon Property Group, Inc.	4.3%
Realty Income Corp.	4.2%
Prologis, Inc.	4.2%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Oil Refiners ETF

Ticker: CRAK | NYSE Arca, Inc.

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the VanEck Oil Refiners ETF (the "Fund") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Oil Refiners ETF	$73	0.61%

How did the Fund perform last year?

  During the period, strong refining margins and resilient demand for refined petroleum products supported performance across global downstream energy markets.

  The Fund’s exposure to the United States, Poland, South Korea, and Finland were the largest positive contributors to performance for the period, while exposures to Israel, Thailand, and Turkey contributed slightly. There were no overall detractors at the country level.

  The leading individual contributors to performance were ORLEN, HD Hyundai, and Neste.

  Holdings including Delek US Holdings, Bangchak and SK Innovation detracted slightly from performance during the period.

How did the Fund perform over the past 10 years?

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years.

Cumulative Performance Based on $10,000 Investment

	Fund	MSCI ACWI Index	MVIS® Global Oil Refiners Index
Dec 15	$10,000	$10,000	$10,000
Jan 16	$9,548	$9,397	$9,469
Feb 16	$9,203	$9,332	$9,172
Mar 16	$10,284	$10,024	$10,234
Apr 16	$10,112	$10,172	$10,142
May 16	$9,568	$10,185	$9,547
Jun 16	$9,441	$10,123	$9,363
Jul 16	$9,543	$10,559	$9,504
Aug 16	$9,797	$10,595	$9,769
Sep 16	$10,127	$10,660	$10,064
Oct 16	$10,274	$10,479	$10,260
Nov 16	$10,381	$10,558	$10,323
Dec 16	$10,955	$10,786	$10,923
Jan 17	$10,965	$11,081	$10,918
Feb 17	$11,427	$11,392	$11,374
Mar 17	$11,816	$11,532	$11,751
Apr 17	$11,937	$11,711	$11,879
May 17	$11,816	$11,970	$11,748
Jun 17	$12,173	$12,024	$12,110
Jul 17	$12,929	$12,360	$12,868
Aug 17	$13,413	$12,408	$13,324
Sep 17	$14,022	$12,647	$13,932
Oct 17	$14,783	$12,910	$14,691
Nov 17	$15,361	$13,160	$15,242
Dec 17	$16,203	$13,372	$16,123
Jan 18	$16,630	$14,127	$16,512
Feb 18	$15,622	$13,533	$15,627
Mar 18	$15,921	$13,244	$15,790
Apr 18	$17,179	$13,370	$17,116
May 18	$17,397	$13,387	$17,314
Jun 18	$16,891	$13,314	$16,808
Jul 18	$18,351	$13,716	$18,248
Aug 18	$18,575	$13,824	$18,471
Sep 18	$18,938	$13,884	$18,839
Oct 18	$16,891	$12,843	$16,867
Nov 18	$16,043	$13,031	$15,964
Dec 18	$14,710	$12,113	$14,671
Jan 19	$16,064	$13,070	$15,961
Feb 19	$15,812	$13,419	$15,740
Mar 19	$15,703	$13,588	$15,659
Apr 19	$15,769	$14,047	$15,717
May 19	$14,251	$13,214	$14,238
Jun 19	$15,174	$14,079	$15,117
Jul 19	$15,277	$14,120	$15,286
Aug 19	$14,243	$13,785	$14,206
Sep 19	$15,404	$14,075	$15,375
Oct 19	$16,372	$14,460	$16,361
Nov 19	$15,991	$14,813	$15,962
Dec 19	$16,062	$15,335	$16,059
Jan 20	$14,328	$15,166	$14,373
Feb 20	$12,711	$13,941	$12,578
Mar 20	$9,606	$12,059	$9,596
Apr 20	$11,566	$13,350	$11,508
May 20	$12,167	$13,931	$12,032
Jun 20	$12,112	$14,376	$11,973
Jul 20	$11,887	$15,137	$11,790
Aug 20	$11,991	$16,063	$11,935
Sep 20	$10,983	$15,545	$10,914
Oct 20	$10,373	$15,167	$10,278
Nov 20	$13,117	$17,037	$13,067
Dec 20	$14,214	$17,828	$14,149
Jan 21	$14,385	$17,747	$14,351
Feb 21	$16,037	$18,158	$15,934
Mar 21	$15,475	$18,643	$15,374
Apr 21	$15,957	$19,458	$15,899
May 21	$16,977	$19,761	$16,875
Jun 21	$16,769	$20,021	$16,666
Jul 21	$15,561	$20,159	$15,471
Aug 21	$15,961	$20,664	$15,895
Sep 21	$16,601	$19,810	$16,589
Oct 21	$17,049	$20,821	$16,975
Nov 21	$15,038	$20,320	$15,011
Dec 21	$15,792	$21,133	$15,772
Jan 22	$16,454	$20,095	$16,324
Feb 22	$16,191	$19,576	$16,098
Mar 22	$17,534	$20,000	$17,545
Apr 22	$17,549	$18,399	$17,617
May 22	$19,154	$18,420	$19,153
Jun 22	$17,271	$16,868	$17,229
Jul 22	$17,684	$18,046	$17,576
Aug 22	$17,961	$17,381	$17,945
Sep 22	$15,825	$15,717	$15,831
Oct 22	$17,562	$16,666	$17,540
Nov 22	$19,389	$17,958	$19,260
Dec 22	$18,713	$17,252	$18,708
Jan 23	$19,652	$18,488	$19,593
Feb 23	$18,883	$17,958	$18,893
Mar 23	$19,109	$18,512	$19,045
Apr 23	$18,487	$18,778	$18,427
May 23	$17,406	$18,577	$17,384
Jun 23	$18,163	$19,656	$18,127
Jul 23	$20,055	$20,375	$20,037
Aug 23	$20,235	$19,806	$20,213
Sep 23	$20,794	$18,987	$20,700
Oct 23	$19,906	$18,416	$19,742
Nov 23	$20,976	$20,116	$20,842
Dec 23	$21,332	$21,082	$21,246
Jan 24	$21,863	$21,206	$21,827
Feb 24	$22,028	$22,116	$21,903
Mar 24	$23,833	$22,810	$23,736
Apr 24	$22,912	$22,057	$22,860
May 24	$22,581	$22,953	$22,415
Jun 24	$22,317	$23,464	$22,208
Jul 24	$22,337	$23,843	$22,256
Aug 24	$22,351	$24,448	$22,195
Sep 24	$21,458	$25,016	$21,308
Oct 24	$19,465	$24,455	$19,412
Nov 24	$19,610	$25,369	$19,497
Dec 24	$18,139	$24,769	$18,053
Jan 25	$18,842	$25,600	$18,837
Feb 25	$18,674	$25,446	$18,563
Mar 25	$18,938	$24,441	$18,841
Apr 25	$18,337	$24,669	$18,268
May 25	$19,705	$26,087	$19,663
Jun 25	$21,516	$27,258	$21,468
Jul 25	$22,175	$27,628	$22,154
Aug 25	$23,202	$28,310	$23,176
Sep 25	$24,204	$29,336	$24,153
Oct 25	$25,744	$29,992	$25,714
Nov 25	$26,018	$29,989	$25,963
Dec 25	$25,169	$30,302	$25,164

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Oil Refiners ETF	38.75%	12.11%	9.67%
MVIS® Global Oil Refiners Index	39.39%	12.20%	9.67%
MSCI ACWI Index	22.34%	11.19%	11.72%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$38,499,373
  Number of Portfolio Holdings26
  Portfolio Turnover Rate26%
  Advisory Fees Paid$46,489

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.1%
Energy		99.9%

Top Ten Holdings  (% of Total Net Assets)

Reliance Industries Ltd.	8.5%
Phillips 66	7.5%
ENEOS Holdings, Inc.	6.3%
Valero Energy Corp.	6.2%
Marathon Petroleum Corp.	6.2%
ORLEN SA	5.9%
Neste Oyj	5.3%
Galp Energia SGPS SA	4.8%
Idemitsu Kosan Co. Ltd.	4.7%
OMV AG	4.7%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Oil Services ETF

Ticker: OIH | NYSE Arca, Inc.

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the VanEck Oil Services ETF (the "Fund") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Oil Services ETF	$36	0.35%

How did the Fund perform last year?

  During the period, positive, but muted performance reflected stable activity levels in global oilfield services markets, supported by ongoing offshore development and disciplined capital spending by energy producers.

  The Fund’s majority exposure to the United States and United Kingdom contributed largely positively to performance for the period. There were no overall country-level detractors.

  The leading individual contributors to performance were TechnipFMC, Baker Hughes, and Valaris.

  The leading individual detractors were Patterson-UTI Energy, Cactus, and SLB.

How did the Fund perform over the past 10 years?

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years.

Cumulative Performance Based on $10,000 Investment

	Fund	MSCI ACWI Index	MVIS® US Listed Oil Services 25 Index
Dec 15	$10,000	$10,000	$10,000
Jan 16	$9,187	$9,397	$9,185
Feb 16	$9,123	$9,332	$9,117
Mar 16	$10,076	$10,024	$10,067
Apr 16	$11,346	$10,172	$11,334
May 16	$10,620	$10,185	$10,606
Jun 16	$11,055	$10,123	$11,040
Jul 16	$10,658	$10,559	$10,646
Aug 16	$10,484	$10,595	$10,468
Sep 16	$11,055	$10,660	$11,037
Oct 16	$10,624	$10,479	$10,605
Nov 16	$12,345	$10,558	$12,319
Dec 16	$12,792	$10,786	$12,763
Jan 17	$12,784	$11,081	$12,755
Feb 17	$12,305	$11,392	$12,272
Mar 17	$11,814	$11,532	$11,786
Apr 17	$10,698	$11,711	$10,671
May 17	$9,951	$11,970	$9,925
Jun 17	$9,506	$12,024	$9,482
Jul 17	$9,525	$12,360	$9,463
Aug 17	$8,513	$12,408	$8,454
Sep 17	$10,012	$12,647	$9,946
Oct 17	$9,303	$12,910	$9,241
Nov 17	$9,421	$13,160	$9,358
Dec 17	$10,240	$13,372	$10,189
Jan 18	$10,799	$14,127	$10,748
Feb 18	$9,355	$13,533	$9,311
Mar 18	$9,398	$13,244	$9,351
Apr 18	$10,681	$13,370	$10,630
May 18	$10,685	$13,387	$10,632
Jun 18	$10,343	$13,314	$10,293
Jul 18	$10,228	$13,716	$10,184
Aug 18	$9,721	$13,824	$9,681
Sep 18	$9,914	$13,884	$9,877
Oct 18	$8,091	$12,843	$8,060
Nov 18	$7,115	$13,031	$7,088
Dec 18	$5,640	$12,113	$5,614
Jan 19	$6,785	$13,070	$6,756
Feb 19	$6,874	$13,419	$6,842
Mar 19	$6,918	$13,588	$6,887
Apr 19	$6,705	$14,047	$6,674
May 19	$5,262	$13,214	$5,238
Jun 19	$5,953	$14,079	$5,927
Jul 19	$5,792	$14,120	$5,769
Aug 19	$4,611	$13,785	$4,592
Sep 19	$4,726	$14,075	$4,708
Oct 19	$4,481	$14,460	$4,465
Nov 19	$4,696	$14,813	$4,679
Dec 19	$5,451	$15,335	$5,433
Jan 20	$4,478	$15,166	$4,460
Feb 20	$3,679	$13,941	$3,660
Mar 20	$1,653	$12,059	$1,629
Apr 20	$2,254	$13,350	$2,221
May 20	$2,436	$13,931	$2,399
Jun 20	$2,501	$14,376	$2,463
Jul 20	$2,568	$15,137	$2,530
Aug 20	$2,575	$16,063	$2,535
Sep 20	$2,007	$15,545	$1,978
Oct 20	$1,965	$15,167	$1,937
Nov 20	$2,835	$17,037	$2,793
Dec 20	$3,199	$17,828	$3,152
Jan 21	$3,378	$17,747	$3,329
Feb 21	$4,169	$18,158	$4,122
Mar 21	$3,973	$18,643	$3,929
Apr 21	$3,798	$19,458	$3,756
May 21	$4,422	$19,761	$4,375
Jun 21	$4,554	$20,021	$4,503
Jul 21	$3,970	$20,159	$3,928
Aug 21	$3,861	$20,664	$3,819
Sep 21	$4,096	$19,810	$4,053
Oct 21	$4,372	$20,821	$4,327
Nov 21	$3,709	$20,320	$3,670
Dec 21	$3,877	$21,133	$3,839
Jan 22	$4,735	$20,095	$4,690
Feb 22	$5,207	$19,576	$5,157
Mar 22	$5,929	$20,000	$5,873
Apr 22	$5,540	$18,399	$5,490
May 22	$6,161	$18,420	$6,105
Jun 22	$4,883	$16,868	$4,838
Jul 22	$5,074	$18,046	$5,029
Aug 22	$5,028	$17,381	$4,982
Sep 22	$4,430	$15,717	$4,391
Oct 22	$6,262	$16,666	$6,210
Nov 22	$6,398	$17,958	$6,345
Dec 22	$6,441	$17,252	$6,392
Jan 23	$6,994	$18,488	$6,943
Feb 23	$6,581	$17,958	$6,532
Mar 23	$5,876	$18,512	$5,835
Apr 23	$5,809	$18,778	$5,770
May 23	$5,228	$18,577	$5,191
Jun 23	$6,094	$19,656	$6,053
Jul 23	$7,279	$20,375	$7,232
Aug 23	$7,217	$19,806	$7,169
Sep 23	$7,303	$18,987	$7,256
Oct 23	$6,876	$18,416	$6,833
Nov 23	$6,619	$20,116	$6,577
Dec 23	$6,648	$21,082	$6,609
Jan 24	$6,284	$21,206	$6,248
Feb 24	$6,379	$22,116	$6,342
Mar 24	$7,229	$22,810	$7,189
Apr 24	$6,729	$22,057	$6,693
May 24	$6,904	$22,953	$6,867
Jun 24	$6,794	$23,464	$6,758
Jul 24	$7,248	$23,843	$7,212
Aug 24	$6,410	$24,448	$6,377
Sep 24	$6,094	$25,016	$6,063
Oct 24	$5,898	$24,455	$5,869
Nov 24	$6,507	$25,369	$6,475
Dec 24	$5,945	$24,769	$5,916
Jan 25	$6,067	$25,600	$6,039
Feb 25	$5,835	$25,446	$5,806
Mar 25	$5,748	$24,441	$5,719
Apr 25	$4,586	$24,669	$4,564
May 25	$4,746	$26,087	$4,722
Jun 25	$5,046	$27,258	$5,023
Jul 25	$5,337	$27,628	$5,316
Aug 25	$5,630	$28,310	$5,608
Sep 25	$5,693	$29,336	$5,670
Oct 25	$6,221	$29,992	$6,199
Nov 25	$6,349	$29,989	$6,325
Dec 25	$6,342	$30,302	$6,317

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Oil Services ETF	6.67%	14.67%	(4.45)%
MVIS® US Listed Oil Services 25 Index	6.77%	14.92%	(4.49)%
MSCI ACWI Index	22.34%	11.19%	11.72%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$1,294,457,873
  Number of Portfolio Holdings26
  Portfolio Turnover Rate21%
  Advisory Fees Paid$3,863,176

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.0%Footnote Reference*
Oil & Gas Drilling		18.7%
Oil & Gas Equipment & Services		81.3%
Footnote	Description
Footnote*	Amount is less than 0.05%

Top Ten Holdings (% of Total Net Assets)

SLB Ltd.	20.5%
Baker Hughes Co.	12.5%
Halliburton Co.	7.8%
TechnipFMC PLC	5.2%
Tenaris SA	5.0%
Weatherford International PLC	4.6%
Transocean Ltd.	4.6%
NOV, Inc.	4.5%
Noble Corp. PLC	4.3%
Liberty Energy, Inc.	3.5%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Preferred Securities ex Financials ETF

Ticker: PFXF | NYSE Arca, Inc.

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the VanEck Preferred Securities ex Financials ETF (the "Fund") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Preferred Securities ex Financials ETF	$42	0.40%

How did the Fund perform last year?

  The Fund provided positive total return during the period, supported by steady coupon income and improved price performance amid an attractive yield environment for preferred securities outside the financials sector.

  Industrials and utility exposures were top sector contributors to Fund performance during the period, while the retail sector was the greatest detractor.

  From an issuer perspective, Boeing Company, was the top contributor to performance, while QVC Group, Inc. detracted the most.

How did the Fund perform over the past 10 years?

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years.

Cumulative Performance Based on $10,000 Investment

	Fund	ICE BofA US Broad Market Index	ICE Exchange-Listed Fixed & Adjustable Rate Non-Financial Preferred Securities Index
Dec 15	$10,000	$10,000	$10,000
Jan 16	$10,057	$10,144	$9,955
Feb 16	$10,150	$10,218	$10,049
Mar 16	$10,586	$10,307	$10,483
Apr 16	$10,778	$10,346	$10,669
May 16	$10,885	$10,350	$10,771
Jun 16	$11,113	$10,542	$11,005
Jul 16	$11,269	$10,611	$11,153
Aug 16	$11,230	$10,596	$11,109
Sep 16	$11,160	$10,587	$11,031
Oct 16	$11,023	$10,501	$10,904
Nov 16	$10,585	$10,250	$10,463
Dec 16	$10,579	$10,262	$10,532
Jan 17	$10,954	$10,286	$10,816
Feb 17	$11,158	$10,355	$11,001
Mar 17	$11,211	$10,351	$11,048
Apr 17	$11,303	$10,429	$11,132
May 17	$11,303	$10,511	$11,122
Jun 17	$11,398	$10,502	$11,209
Jul 17	$11,500	$10,546	$11,302
Aug 17	$11,564	$10,644	$11,364
Sep 17	$11,557	$10,589	$11,354
Oct 17	$11,565	$10,597	$11,367
Nov 17	$11,552	$10,584	$11,355
Dec 17	$11,452	$10,632	$11,312
Jan 18	$11,307	$10,510	$11,114
Feb 18	$11,301	$10,411	$11,099
Mar 18	$11,378	$10,478	$11,181
Apr 18	$11,368	$10,402	$11,171
May 18	$11,489	$10,475	$11,289
Jun 18	$11,730	$10,463	$11,526
Jul 18	$11,813	$10,465	$11,614
Aug 18	$11,999	$10,533	$11,813
Sep 18	$11,803	$10,465	$11,619
Oct 18	$11,494	$10,384	$11,317
Nov 18	$11,298	$10,444	$11,125
Dec 18	$10,962	$10,637	$10,870
Jan 19	$11,839	$10,746	$11,655
Feb 19	$12,041	$10,745	$11,859
Mar 19	$12,215	$10,956	$12,032
Apr 19	$12,266	$10,957	$12,092
May 19	$12,297	$11,156	$12,123
Jun 19	$12,555	$11,301	$12,384
Jul 19	$12,804	$11,330	$12,634
Aug 19	$12,911	$11,638	$12,745
Sep 19	$13,059	$11,569	$12,895
Oct 19	$13,071	$11,600	$12,911
Nov 19	$12,976	$11,594	$12,822
Dec 19	$13,172	$11,582	$13,119
Jan 20	$13,512	$11,817	$13,360
Feb 20	$12,703	$12,032	$12,563
Mar 20	$10,817	$11,946	$10,704
Apr 20	$12,200	$12,156	$12,066
May 20	$12,481	$12,217	$12,349
Jun 20	$12,186	$12,299	$12,045
Jul 20	$12,904	$12,489	$12,760
Aug 20	$13,144	$12,386	$13,002
Sep 20	$13,053	$12,385	$12,911
Oct 20	$13,234	$12,323	$13,092
Nov 20	$13,853	$12,444	$13,711
Dec 20	$14,225	$12,458	$14,170
Jan 21	$14,166	$12,361	$14,029
Feb 21	$13,981	$12,140	$13,845
Mar 21	$14,518	$12,012	$14,382
Apr 21	$14,735	$12,115	$14,621
May 21	$14,843	$12,151	$14,725
Jun 21	$15,061	$12,254	$14,934
Jul 21	$15,296	$12,386	$15,179
Aug 21	$15,366	$12,369	$15,284
Sep 21	$15,175	$12,251	$15,086
Oct 21	$15,628	$12,253	$15,521
Nov 21	$15,171	$12,302	$15,119
Dec 21	$15,961	$12,261	$15,867
Jan 22	$15,198	$12,004	$15,133
Feb 22	$14,714	$11,852	$14,681
Mar 22	$15,085	$11,520	$15,039
Apr 22	$14,204	$11,097	$14,135
May 22	$14,516	$11,145	$14,453
Jun 22	$13,491	$10,995	$13,482
Jul 22	$14,411	$11,249	$14,378
Aug 22	$13,934	$10,944	$13,914
Sep 22	$13,068	$10,461	$13,092
Oct 22	$12,828	$10,318	$12,866
Nov 22	$13,455	$10,693	$13,506
Dec 22	$12,911	$10,647	$12,946
Jan 23	$14,248	$10,968	$14,279
Feb 23	$14,024	$10,693	$14,068
Mar 23	$13,765	$10,964	$13,807
Apr 23	$13,848	$11,034	$13,888
May 23	$13,662	$10,914	$13,697
Jun 23	$14,103	$10,874	$14,171
Jul 23	$14,130	$10,865	$14,188
Aug 23	$14,123	$10,797	$14,189
Sep 23	$13,607	$10,529	$13,676
Oct 23	$12,985	$10,366	$13,046
Nov 23	$14,115	$10,820	$14,184
Dec 23	$14,383	$11,222	$14,459
Jan 24	$14,715	$11,208	$14,792
Feb 24	$14,965	$11,055	$15,043
Mar 24	$14,880	$11,148	$14,987
Apr 24	$14,547	$10,879	$14,645
May 24	$15,137	$11,063	$15,237
Jun 24	$14,859	$11,169	$14,948
Jul 24	$14,831	$11,428	$14,951
Aug 24	$15,420	$11,590	$15,569
Sep 24	$15,917	$11,746	$16,059
Oct 24	$15,763	$11,459	$15,894
Nov 24	$15,849	$11,574	$15,989
Dec 24	$15,647	$11,387	$15,850
Jan 25	$15,705	$11,452	$15,918
Feb 25	$15,746	$11,701	$15,947
Mar 25	$15,275	$11,704	$15,433
Apr 25	$15,203	$11,748	$15,382
May 25	$15,616	$11,664	$15,810
Jun 25	$15,864	$11,842	$16,076
Jul 25	$16,396	$11,817	$16,612
Aug 25	$16,553	$11,956	$16,697
Sep 25	$16,765	$12,085	$16,916
Oct 25	$16,763	$12,162	$16,918
Nov 25	$16,716	$12,236	$16,964
Dec 25	$17,124	$12,201	$17,295

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Preferred Securities ex Financials ETF	9.44%	3.78%	5.53%
ICE Exchange-Listed Fixed & Adjustable Rate Non-Financial Preferred Securities Index	9.12%	4.07%	5.63%
ICE BofA US Broad Market Index	7.15%	(0.42)%	2.01%

Index data prior to June 1, 2021 reflects that of the Wells Fargo® Hybrid and Preferred Securities ex Financials Index. From June 1, 2021 forward, the index data reflects that of the Fund's underlying index, the ICE Exchange-Listed Fixed & Adjustable Rate Non-Financial Preferred Securities Index.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$2,028,512,081
  Number of Portfolio Holdings113
  Portfolio Turnover Rate31%
  Advisory Fees Paid$7,558,351

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.2%
Other Investments		4.2%
Electronic Equipment & Parts		1.0%
Investment Banking & Investment Services		1.2%
Healthcare Providers & Services		1.5%
Healthcare Equipment & Supplies		1.5%
Semiconductors & Semiconductor Equipment		2.6%
Automobiles & Auto Parts		2.7%
Multiline Utilities		2.8%
Computers Phones & Household Electronics		3.0%
Food & Tobacco		3.5%
Chemicals		4.1%
Software & IT Services		9.0%
Aerospace & Defense		9.9%
Telecommunications Services		10.0%
Residential & Commercial REITs		17.0%
Electric Utilities & IPPs		25.8%

Top Ten Holdings  (% of Total Net Assets)

Boeing Co., 6.00%, 10/15/2027	9.9%
Strategy, Inc., 10.50% (Perpetual maturity)	4.1%
Albemarle Corp., 7.25%, 3/1/2027	4.1%
NextEra Energy, Inc., 7.30%, 6/1/2027	3.1%
Southern Co., 7.12%, 12/15/2028	3.0%
Hewlett Packard Enterprise Co., 7.62%, 9/1/2027	3.0%
Microchip Technology, Inc., 7.50%, 3/15/2028	2.6%
NextEra Energy, Inc., 7.23%, 11/1/2027	2.2%
AT&T, Inc., 4.75% (Perpetual maturity)	2.0%
PG&E Corp., 6.00%, 12/1/2027	2.0%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Rare Earth and Strategic Metals ETF

Ticker: REMX | NYSE Arca, Inc.

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the VanEck Rare Earth and Strategic Metals ETF (the "Fund") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Rare Earth and Strategic Metals ETF	$78	0.53%

How did the Fund perform last year?

  During the period, performance reflected improving conditions across global rare earth and strategic metals markets, supported by geopolitical tensions, onshoring efforts, and increased demand tied to electrification and advanced manufacturing.

  The Fund’s exposure to China, Australia, and the United States led to significant contributions to performance, while exposure to Germany led to marginal detraction.

  The leading individual contributors to performance for the period were MP Materials, China Northern Rare Earth Group High-Tech, and Lynas Rare Earths.

  The leading individual detractors were Tronox and Sigma Lithium.

How did the Fund perform over the past 10 years?

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years.

Cumulative Performance Based on $10,000 Investment

	Fund	MSCI ACWI Index	MVIS® Global Rare Earth/Strategic Metals Index
Dec 15	$10,000	$10,000	$10,000
Jan 16	$8,692	$9,397	$8,587
Feb 16	$9,598	$9,332	$9,562
Mar 16	$10,753	$10,024	$10,697
Apr 16	$11,754	$10,172	$11,762
May 16	$11,681	$10,185	$11,627
Jun 16	$12,091	$10,123	$11,942
Jul 16	$12,485	$10,559	$12,400
Aug 16	$12,354	$10,595	$12,289
Sep 16	$11,754	$10,660	$11,720
Oct 16	$11,711	$10,479	$11,732
Nov 16	$12,785	$10,558	$12,811
Dec 16	$12,635	$10,786	$12,664
Jan 17	$14,018	$11,081	$13,973
Feb 17	$14,504	$11,392	$14,473
Mar 17	$13,450	$11,532	$13,403
Apr 17	$12,859	$11,711	$12,821
May 17	$13,009	$11,970	$12,923
Jun 17	$13,151	$12,024	$13,092
Jul 17	$16,111	$12,360	$16,022
Aug 17	$17,323	$12,408	$17,167
Sep 17	$19,124	$12,647	$18,940
Oct 17	$20,365	$12,910	$20,144
Nov 17	$21,412	$13,160	$21,143
Dec 17	$22,924	$13,372	$22,774
Jan 18	$23,640	$14,127	$23,452
Feb 18	$23,163	$13,533	$23,126
Mar 18	$21,483	$13,244	$21,086
Apr 18	$21,044	$13,370	$20,843
May 18	$19,818	$13,387	$19,565
Jun 18	$17,923	$13,314	$17,654
Jul 18	$17,075	$13,716	$16,855
Aug 18	$15,658	$13,824	$15,462
Sep 18	$15,604	$13,884	$15,393
Oct 18	$13,816	$12,843	$13,566
Nov 18	$14,332	$13,031	$14,036
Dec 18	$11,761	$12,113	$11,588
Jan 19	$12,654	$13,070	$12,285
Feb 19	$13,807	$13,419	$13,449
Mar 19	$13,582	$13,588	$13,201
Apr 19	$12,515	$14,047	$12,143
May 19	$12,949	$13,214	$12,604
Jun 19	$13,096	$14,079	$12,700
Jul 19	$12,099	$14,120	$11,825
Aug 19	$10,623	$13,785	$10,309
Sep 19	$11,003	$14,075	$10,669
Oct 19	$10,836	$14,460	$10,506
Nov 19	$10,913	$14,813	$10,565
Dec 19	$11,867	$15,335	$11,501
Jan 20	$11,268	$15,166	$11,074
Feb 20	$9,951	$13,941	$9,531
Mar 20	$8,253	$12,059	$8,048
Apr 20	$9,258	$13,350	$9,026
May 20	$9,869	$13,931	$9,525
Jun 20	$10,070	$14,376	$9,637
Jul 20	$11,627	$15,137	$11,192
Aug 20	$12,097	$16,063	$11,699
Sep 20	$11,265	$15,545	$10,735
Oct 20	$11,888	$15,167	$11,357
Nov 20	$16,044	$17,037	$15,339
Dec 20	$19,370	$17,828	$18,577
Jan 21	$22,239	$17,747	$21,464
Feb 21	$24,648	$18,158	$23,680
Mar 21	$22,189	$18,643	$21,243
Apr 21	$23,739	$19,458	$22,944
May 21	$24,633	$19,761	$24,225
Jun 21	$25,306	$20,021	$24,434
Jul 21	$31,910	$20,159	$30,875
Aug 21	$34,786	$20,664	$33,860
Sep 21	$30,666	$19,810	$30,106
Oct 21	$34,406	$20,821	$33,365
Nov 21	$36,476	$20,320	$35,633
Dec 21	$34,884	$21,133	$33,957
Jan 22	$31,652	$20,095	$30,464
Feb 22	$34,315	$19,576	$33,153
Mar 22	$36,884	$20,000	$36,327
Apr 22	$29,802	$18,399	$29,661
May 22	$31,837	$18,420	$31,258
Jun 22	$27,167	$16,868	$25,557
Jul 22	$28,971	$18,046	$26,907
Aug 22	$29,998	$17,381	$28,485
Sep 22	$26,019	$15,717	$24,845
Oct 22	$26,781	$16,666	$25,379
Nov 22	$29,047	$17,958	$27,095
Dec 22	$24,182	$17,252	$23,012
Jan 23	$30,074	$18,488	$28,334
Feb 23	$26,871	$17,958	$25,774
Mar 23	$25,899	$18,512	$24,666
Apr 23	$25,251	$18,778	$23,977
May 23	$25,143	$18,577	$24,040
Jun 23	$26,385	$19,656	$25,189
Jul 23	$25,885	$20,375	$24,722
Aug 23	$22,447	$19,806	$21,521
Sep 23	$21,210	$18,987	$20,355
Oct 23	$18,148	$18,416	$17,251
Nov 23	$18,055	$20,116	$17,207
Dec 23	$19,591	$21,082	$18,773
Jan 24	$15,264	$21,206	$14,470
Feb 24	$16,601	$22,116	$15,753
Mar 24	$16,272	$22,810	$15,413
Apr 24	$16,015	$22,057	$15,426
May 24	$16,472	$22,953	$15,693
Jun 24	$13,504	$23,464	$12,882
Jul 24	$13,249	$23,843	$12,600
Aug 24	$12,794	$24,448	$12,312
Sep 24	$14,727	$25,016	$14,234
Oct 24	$14,786	$24,455	$14,264
Nov 24	$14,558	$25,369	$14,077
Dec 24	$12,682	$24,769	$12,319
Jan 25	$13,180	$25,600	$12,796
Feb 25	$12,911	$25,446	$12,466
Mar 25	$12,902	$24,441	$12,402
Apr 25	$12,285	$24,669	$11,840
May 25	$11,813	$26,087	$11,391
Jun 25	$13,209	$27,258	$12,736
Jul 25	$16,008	$27,628	$15,492
Aug 25	$20,302	$28,310	$19,538
Sep 25	$21,366	$29,336	$20,590
Oct 25	$22,688	$29,992	$21,893
Nov 25	$24,046	$29,989	$23,130
Dec 25	$24,355	$30,302	$23,455

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Rare Earth and Strategic Metals ETF	92.05%	4.69%	9.31%
MVIS® Global Rare Earth/Strategic Metals Index	90.39%	4.77%	8.90%
MSCI ACWI Index	22.34%	11.19%	11.72%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$1,627,205,158
  Number of Portfolio Holdings26
  Portfolio Turnover Rate74%
  Advisory Fees Paid$3,180,570

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.0%Footnote Reference*
Materials		100.0%
Footnote	Description
Footnote*	Amount is less than 0.05%

Top Ten Holdings (% of Total Net Assets)

Albemarle Corp.	8.2%
China Northern Rare Earth Group High-Tech Co. Ltd.	7.8%
Lynas Rare Earths Ltd.	6.1%
MP Materials Corp.	5.9%
PLS Group Ltd.	5.8%
Sociedad Quimica y Minera de Chile SA	5.7%
Xiamen Tungsten Co. Ltd.	5.4%
Jinduicheng Molybdenum Co. Ltd.	4.8%
Shenghe Resources Holding Co. Ltd.	4.4%
Ganfeng Lithium Group Co. Ltd.	4.4%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Russia ETF

Ticker: RSX | unlisted

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the VanEck Russia ETF (the "Fund") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

This report describes material changes to the Fund that occurred during and after the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Russia ETF	$74	0.72%

How did the Fund perform last year?

  Since December 28, 2022, the Fund has been operating under a Plan of Liquidation and Termination which was approved by the Board of Trustees of the Fund.

  Performance during the period resulted primarily from dividend income from money market fund holdings.

How did the Fund perform over the past 10 years?

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years.

Cumulative Performance Based on $10,000 Investment

	Fund	MSCI ACWI Index
Dec 15	$10,000	$10,000
Jan 16	$9,789	$9,397
Feb 16	$9,816	$9,332
Mar 16	$11,212	$10,024
Apr 16	$12,090	$10,172
May 16	$11,579	$10,185
Jun 16	$11,920	$10,123
Jul 16	$12,158	$10,559
Aug 16	$12,410	$10,595
Sep 16	$12,696	$10,660
Oct 16	$12,594	$10,479
Nov 16	$13,186	$10,558
Dec 16	$14,591	$10,786
Jan 17	$14,899	$11,081
Feb 17	$14,089	$11,392
Mar 17	$14,311	$11,532
Apr 17	$14,449	$11,711
May 17	$13,674	$11,970
Jun 17	$13,190	$12,024
Jul 17	$13,757	$12,360
Aug 17	$14,761	$12,408
Sep 17	$15,404	$12,647
Oct 17	$15,141	$12,910
Nov 17	$14,996	$13,160
Dec 17	$15,265	$13,372
Jan 18	$16,919	$14,127
Feb 18	$16,825	$13,533
Mar 18	$16,298	$13,244
Apr 18	$15,323	$13,370
May 18	$15,193	$13,387
Jun 18	$15,121	$13,314
Jul 18	$15,691	$13,716
Aug 18	$14,449	$13,824
Sep 18	$15,670	$13,884
Oct 18	$15,027	$12,843
Nov 18	$14,839	$13,031
Dec 18	$14,277	$12,113
Jan 19	$16,040	$13,070
Feb 19	$15,622	$13,419
Mar 19	$15,721	$13,588
Apr 19	$16,336	$14,047
May 19	$16,503	$13,214
Jun 19	$18,038	$14,079
Jul 19	$17,914	$14,120
Aug 19	$17,001	$13,785
Sep 19	$17,353	$14,075
Oct 19	$18,345	$14,460
Nov 19	$18,484	$14,813
Dec 19	$20,044	$15,335
Jan 20	$19,736	$15,166
Feb 20	$17,262	$13,941
Mar 20	$13,493	$12,059
Apr 20	$15,331	$13,350
May 20	$16,522	$13,931
Jun 20	$16,718	$14,376
Jul 20	$17,534	$15,137
Aug 20	$18,166	$16,063
Sep 20	$16,847	$15,545
Oct 20	$15,692	$15,167
Nov 20	$18,137	$17,037
Dec 20	$19,769	$17,828
Jan 21	$19,633	$17,747
Feb 21	$20,365	$18,158
Mar 21	$21,358	$18,643
Apr 21	$21,471	$19,458
May 21	$23,288	$19,761
Jun 21	$24,077	$20,021
Jul 21	$23,794	$20,159
Aug 21	$24,340	$20,664
Sep 21	$25,196	$19,810
Oct 21	$26,477	$20,821
Nov 21	$23,379	$20,320
Dec 21	$23,474	$21,133
Jan 22	$21,070	$20,095
Feb 22	$6,869	$19,576
Mar 22	$299	$20,000
Apr 22	$297	$18,399
May 22	$276	$18,420
Jun 22	$354	$16,868
Jul 22	$331	$18,046
Aug 22	$326	$17,381
Sep 22	$303	$15,717
Oct 22	$303	$16,666
Nov 22	$333	$17,958
Dec 22	$323	$17,252
Jan 23	$324	$18,488
Feb 23	$326	$17,958
Mar 23	$327	$18,512
Apr 23	$328	$18,778
May 23	$504	$18,577
Jun 23	$658	$19,656
Jul 23	$660	$20,375
Aug 23	$666	$19,806
Sep 23	$1,266	$18,987
Oct 23	$1,271	$18,416
Nov 23	$1,277	$20,116
Dec 23	$1,281	$21,082
Jan 24	$3,782	$21,206
Feb 24	$3,889	$22,116
Mar 24	$3,906	$22,810
Apr 24	$3,939	$22,057
May 24	$3,937	$22,953
Jun 24	$6,051	$23,464
Jul 24	$6,095	$23,843
Aug 24	$6,463	$24,448
Sep 24	$6,489	$25,016
Oct 24	$6,635	$24,455
Nov 24	$6,667	$25,369
Dec 24	$6,684	$24,769
Jan 25	$6,713	$25,600
Feb 25	$6,733	$25,446
Mar 25	$6,755	$24,441
Apr 25	$6,777	$24,669
May 25	$6,799	$26,087
Jun 25	$6,821	$27,258
Jul 25	$6,840	$27,628
Aug 25	$6,860	$28,310
Sep 25	$6,881	$29,336
Oct 25	$6,901	$29,992
Nov 25	$6,921	$29,989
Dec 25	$6,927	$30,302

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Russia ETF	3.64%	(18.92)%	(3.61)%
MSCI ACWI Index	22.34%	11.19%	11.72%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$32,172,138
  Number of Portfolio Holdings29
  Portfolio Turnover Rate-%
  Advisory Fees Paid$-

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assetsFootnote Reference*		(0.7)%
Money Market Fund		100.7%
Footnote	Description
Footnote*	Includes securities fair valued at zero.

Material Fund Changes

The following material fund changes occurred during and after the period ended December 31, 2025:

The Fund's net expense ratio increased to 0.72% for the year ended December 31, 2025 from 0.32% for the year ended December 31, 2024 primarily resulting from extraordinary legal fees and a decrease in average net assets.

Due to regulatory restrictions imposed by the Office of Foreign Assets Control ("OFAC") upon the Fund and certain of its service providers and operational counterparties, the Fund’s ability to process financial transactions and make payments, including distributions to shareholders, has been completely restricted. Such restrictions may exist for a prolonged period of time. During this period, the Fund may not be able to meet its obligations and certain regulatory requirements, which will have a negative impact on the Fund and its shareholders. In addition, the following risk has been added as a principal risk of the Fund.

Tax Risk. The Fund has qualified as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). However, due to restrictions on the Fund’s ability to pay distributions imposed by OFAC, the Fund will be unable, unless such restrictions are lifted, to pay the required distributions of its investment company taxable income and realized capital gains, if any. Regulated investment companies are required to annually distribute at least 90% of their investment company taxable income. Unless these restrictions are lifted, the Fund will be unable to meet this requirement and will no longer be qualified as a regulated investment company after certain deadlines have passed. The loss of qualification is likely to result in income tax liability for the Fund and result in economic loss for the shareholders of the Fund.

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2026 at [https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents] or upon request at [800.826.2333].

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Russia Small-Cap ETF

Ticker: RSXJ | unlisted

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the VanEck Russia Small-Cap ETF (the "Fund") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Russia Small-Cap ETF	$150	0.72%

How did the Fund perform last year?

  Since December 28, 2022, the Fund has been operating under a Plan of Liquidation and Termination which was approved by the Board of Trustees of the Fund.

  Performance during the period resulted primarily from a distribution made from a security and dividend income from money market fund holdings.

How did the Fund perform over the past 10 years?

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years.

Cumulative Performance Based on $10,000 Investment

	Fund	MSCI ACWI Index
Dec 15	$10,000	$10,000
Jan 16	$9,094	$9,397
Feb 16	$9,420	$9,332
Mar 16	$11,554	$10,024
Apr 16	$12,615	$10,172
May 16	$12,771	$10,185
Jun 16	$13,853	$10,123
Jul 16	$14,635	$10,559
Aug 16	$15,324	$10,595
Sep 16	$16,401	$10,660
Oct 16	$17,240	$10,479
Nov 16	$18,389	$10,558
Dec 16	$20,107	$10,786
Jan 17	$21,548	$11,081
Feb 17	$20,913	$11,392
Mar 17	$21,664	$11,532
Apr 17	$21,654	$11,711
May 17	$21,797	$11,970
Jun 17	$20,744	$12,024
Jul 17	$21,215	$12,360
Aug 17	$22,812	$12,408
Sep 17	$22,558	$12,647
Oct 17	$22,855	$12,910
Nov 17	$21,691	$13,160
Dec 17	$22,321	$13,372
Jan 18	$23,682	$14,127
Feb 18	$23,380	$13,533
Mar 18	$23,188	$13,244
Apr 18	$20,922	$13,370
May 18	$20,637	$13,387
Jun 18	$19,808	$13,314
Jul 18	$19,517	$13,716
Aug 18	$17,877	$13,824
Sep 18	$17,761	$13,884
Oct 18	$16,680	$12,843
Nov 18	$16,955	$13,031
Dec 18	$15,829	$12,113
Jan 19	$17,795	$13,070
Feb 19	$17,692	$13,419
Mar 19	$17,600	$13,588
Apr 19	$17,933	$14,047
May 19	$18,105	$13,214
Jun 19	$19,808	$14,079
Jul 19	$20,151	$14,120
Aug 19	$19,457	$13,785
Sep 19	$19,553	$14,075
Oct 19	$19,682	$14,460
Nov 19	$20,119	$14,813
Dec 19	$21,553	$15,335
Jan 20	$22,866	$15,166
Feb 20	$20,483	$13,941
Mar 20	$14,461	$12,059
Apr 20	$16,363	$13,350
May 20	$17,485	$13,931
Jun 20	$18,716	$14,376
Jul 20	$19,863	$15,137
Aug 20	$20,476	$16,063
Sep 20	$19,640	$15,545
Oct 20	$18,655	$15,167
Nov 20	$21,594	$17,037
Dec 20	$22,681	$17,828
Jan 21	$22,423	$17,747
Feb 21	$23,181	$18,158
Mar 21	$22,823	$18,643
Apr 21	$22,936	$19,458
May 21	$23,483	$19,761
Jun 21	$23,001	$20,021
Jul 21	$22,976	$20,159
Aug 21	$23,986	$20,664
Sep 21	$23,575	$19,810
Oct 21	$24,888	$20,821
Nov 21	$22,302	$20,320
Dec 21	$21,938	$21,133
Jan 22	$19,764	$20,095
Feb 22	$8,523	$19,576
Mar 22	$500	$20,000
Apr 22	$446	$18,399
May 22	$451	$18,420
Jun 22	$426	$16,868
Jul 22	$426	$18,046
Aug 22	$414	$17,381
Sep 22	$377	$15,717
Oct 22	$349	$16,666
Nov 22	$322	$17,958
Dec 22	$294	$17,252
Jan 23	$291	$18,488
Feb 23	$293	$17,958
Mar 23	$293	$18,512
Apr 23	$293	$18,778
May 23	$294	$18,577
Jun 23	$294	$19,656
Jul 23	$304	$20,375
Aug 23	$306	$19,806
Sep 23	$307	$18,987
Oct 23	$309	$18,416
Nov 23	$310	$20,116
Dec 23	$311	$21,082
Jan 24	$312	$21,206
Feb 24	$314	$22,116
Mar 24	$315	$22,810
Apr 24	$317	$22,057
May 24	$318	$22,953
Jun 24	$320	$23,464
Jul 24	$1,381	$23,843
Aug 24	$1,386	$24,448
Sep 24	$2,084	$25,016
Oct 24	$2,091	$24,455
Nov 24	$2,109	$25,369
Dec 24	$2,115	$24,769
Jan 25	$2,125	$25,600
Feb 25	$2,132	$25,446
Mar 25	$2,139	$24,441
Apr 25	$2,146	$24,669
May 25	$2,154	$26,087
Jun 25	$2,161	$27,258
Jul 25	$2,169	$27,628
Aug 25	$2,177	$28,310
Sep 25	$2,183	$29,336
Oct 25	$6,622	$29,992
Nov 25	$6,641	$29,989
Dec 25	$6,665	$30,302

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Russia Small-Cap ETF	215.15%	(21.72)%	(3.98)%
MSCI ACWI Index	22.34%	11.19%	11.72%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$340,383
  Number of Portfolio Holdings22
  Portfolio Turnover Rate-%
  Advisory Fees Paid$-

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assetsFootnote Reference*		(10.6)%
Money Market Fund		110.6%
Footnote	Description
Footnote*	Includes securities fair valued at zero.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Steel ETF

Ticker: SLX | NYSE Arca, Inc.

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the VanEck Steel ETF (the "Fund") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Steel ETF	$69	0.55%

How did the Fund perform last year?

  During the period, performance reflected improving conditions across global steel and metals markets, supported by firm demand and favorable pricing dynamics.

  The fund’s exposure to aerospace and defense-linked companies led the Fund’s contribution to performance for the period.

  From a country perspective, exposures to the United States, Brazil, and Australia were the leading contributors to performance for the period, while Canada detracted.

  The leading individual contributors were ATI, Carpenter Technology, Vale SA, Rio Tinto, and ArcelorMittal.

  The leading individual detractors for the period were Algoma Steel Group and Gibraltar Industries.

How did the Fund perform over the past 10 years?

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years.

Cumulative Performance Based on $10,000 Investment

	Fund	MSCI ACWI Index	MarketVector™ Global Steel Index	NYSE Arca Steel Index
Dec 15	$10,000	$10,000	$10,000	$10,000
Jan 16	$8,996	$9,397	$8,992	$8,992
Feb 16	$9,969	$9,332	$9,963	$9,963
Mar 16	$12,787	$10,024	$12,747	$12,747
Apr 16	$15,184	$10,172	$15,126	$15,126
May 16	$12,782	$10,185	$12,731	$12,731
Jun 16	$14,160	$10,123	$14,100	$14,100
Jul 16	$16,481	$10,559	$16,407	$16,407
Aug 16	$15,241	$10,595	$15,169	$15,169
Sep 16	$15,845	$10,660	$15,770	$15,770
Oct 16	$17,013	$10,479	$16,937	$16,937
Nov 16	$20,312	$10,558	$20,226	$20,226
Dec 16	$19,577	$10,786	$19,486	$19,486
Jan 17	$21,343	$11,081	$21,247	$21,247
Feb 17	$22,176	$11,392	$22,091	$22,091
Mar 17	$20,892	$11,532	$20,830	$20,830
Apr 17	$19,686	$11,711	$19,640	$19,640
May 17	$18,915	$11,970	$18,873	$18,873
Jun 17	$19,935	$12,024	$19,890	$19,890
Jul 17	$21,306	$12,360	$21,267	$21,267
Aug 17	$22,083	$12,408	$22,051	$22,051
Sep 17	$21,834	$12,647	$21,809	$21,809
Oct 17	$21,928	$12,910	$21,911	$21,911
Nov 17	$21,938	$13,160	$21,927	$21,927
Dec 17	$24,250	$13,372	$24,285	$24,285
Jan 18	$26,226	$14,127	$26,262	$26,262
Feb 18	$26,072	$13,533	$26,120	$26,120
Mar 18	$24,274	$13,244	$24,316	$24,316
Apr 18	$25,669	$13,370	$25,718	$25,718
May 18	$25,367	$13,387	$25,430	$25,430
Jun 18	$24,030	$13,314	$24,102	$24,102
Jul 18	$25,414	$13,716	$25,502	$25,502
Aug 18	$23,404	$13,824	$23,497	$23,497
Sep 18	$24,353	$13,884	$24,473	$24,473
Oct 18	$22,613	$12,843	$22,733	$22,733
Nov 18	$21,298	$13,031	$21,409	$21,409
Dec 18	$19,657	$12,113	$19,755	$19,755
Jan 19	$22,363	$13,070	$22,450	$22,450
Feb 19	$22,566	$13,419	$22,665	$22,665
Mar 19	$22,543	$13,588	$22,656	$22,656
Apr 19	$21,737	$14,047	$21,849	$21,849
May 19	$19,820	$13,214	$19,931	$19,931
Jun 19	$22,081	$14,079	$22,214	$22,214
Jul 19	$21,006	$14,120	$21,140	$21,140
Aug 19	$18,383	$13,785	$18,499	$18,499
Sep 19	$19,117	$14,075	$19,247	$19,247
Oct 19	$19,448	$14,460	$19,588	$19,588
Nov 19	$20,696	$14,813	$20,855	$20,855
Dec 19	$21,824	$15,335	$22,046	$22,046
Jan 20	$19,440	$15,166	$19,613	$19,613
Feb 20	$16,988	$13,941	$17,149	$17,149
Mar 20	$12,679	$12,059	$12,777	$12,777
Apr 20	$13,780	$13,350	$13,890	$13,890
May 20	$15,091	$13,931	$15,221	$15,221
Jun 20	$15,969	$14,376	$16,111	$16,111
Jul 20	$16,562	$15,137	$16,715	$16,715
Aug 20	$17,807	$16,063	$17,995	$17,995
Sep 20	$17,887	$15,545	$18,087	$18,087
Oct 20	$18,542	$15,167	$18,777	$18,777
Nov 20	$23,000	$17,037	$23,300	$23,300
Dec 20	$26,314	$17,828	$26,739	$26,739
Jan 21	$25,559	$17,747	$25,984	$25,984
Feb 21	$28,631	$18,158	$29,121	$29,121
Mar 21	$32,889	$18,643	$33,539	$33,539
Apr 21	$34,966	$19,458	$35,664	$35,663
May 21	$37,301	$19,761	$38,068	$38,068
Jun 21	$36,580	$20,021	$37,356	$37,356
Jul 21	$38,212	$20,159	$39,038	$39,038
Aug 21	$36,896	$20,664	$37,711	$37,711
Sep 21	$32,584	$19,810	$33,296	$33,296
Oct 21	$33,236	$20,821	$34,000	$34,000
Nov 21	$30,666	$20,320	$31,382	$31,382
Dec 21	$33,657	$21,133	$34,451	$34,451
Jan 22	$33,095	$20,095	$33,892	$33,892
Feb 22	$37,953	$19,576	$38,881	$38,881
Mar 22	$42,901	$20,000	$44,032	$44,032
Apr 22	$39,373	$18,399	$40,430	$40,430
May 22	$39,738	$18,420	$40,842	$40,842
Jun 22	$31,301	$16,868	$32,150	$32,150
Jul 22	$34,086	$18,046	$35,018	$35,018
Aug 22	$33,433	$17,381	$34,373	$34,373
Sep 22	$30,142	$15,717	$30,968	$30,968
Oct 22	$33,562	$16,666	$34,490	$34,490
Nov 22	$39,460	$17,958	$40,563	$40,563
Dec 22	$38,326	$17,252	$39,503	$39,503
Jan 23	$45,093	$18,488	$46,514	$46,514
Feb 23	$43,814	$17,958	$45,216	$45,216
Mar 23	$42,322	$18,512	$43,724	$43,724
Apr 23	$40,384	$18,778	$41,742	$41,742
May 23	$36,887	$18,577	$38,154	$38,154
Jun 23	$42,443	$19,656	$43,944	$43,944
Jul 23	$46,859	$20,375	$48,533	$48,533
Aug 23	$44,706	$19,806	$46,336	$46,336
Sep 23	$43,370	$18,987	$44,976	$44,976
Oct 23	$41,514	$18,416	$43,064	$43,064
Nov 23	$46,392	$20,116	$48,147	$48,147
Dec 23	$50,295	$21,082	$52,367	$52,367
Jan 24	$47,331	$21,206	$49,297	$49,297
Feb 24	$48,146	$22,116	$50,171	$50,171
Mar 24	$49,442	$22,810	$51,569	$51,569
Apr 24	$46,897	$22,057	$48,941	$48,941
May 24	$48,669	$22,953	$50,838	$50,838
Jun 24	$45,406	$23,464	$47,445	$47,444
Jul 24	$47,864	$23,843	$50,034	$50,034
Aug 24	$45,491	$24,448	$47,597	$47,597
Sep 24	$48,012	$25,016	$50,248	$50,248
Oct 24	$45,740	$24,455	$47,890	$47,890
Nov 24	$48,534	$25,369	$50,833	$50,833
Dec 24	$41,276	$24,769	$43,274	$43,274
Jan 25	$43,023	$25,600	$45,126	$45,126
Feb 25	$43,952	$25,446	$46,140	$46,140
Mar 25	$43,318	$24,441	$45,497	$45,497
Apr 25	$42,518	$24,669	$44,658	$44,658
May 25	$43,625	$26,087	$45,866	$45,866
Jun 25	$46,751	$27,258	$49,159	$49,159
Jul 25	$48,139	$27,628	$50,641	$50,641
Aug 25	$50,173	$28,310	$52,856	$52,856
Sep 25	$51,183	$29,336	$53,932	$53,932
Oct 25	$55,938	$29,992	$58,968	$58,968
Nov 25	$57,208	$29,989	$60,362	$60,362
Dec 25	$60,742	$30,302	$64,200	$63,364

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Steel ETF	47.16%	18.21%	19.77%
MarketVector™ Global Steel Index	48.36%	19.15%	20.44%
MSCI ACWI Index	22.34%	11.19%	11.72%
NYSE Arca Steel Index	46.43%	18.83%	20.28%

Index data prior to December 22, 2025 reflects that of the NYSE Arca Steel Index. From December 22, 2025 forward, the index data reflects that of the Fund's underlying index, MarketVector Global Steel Index.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$161,097,156
  Number of Portfolio Holdings39
  Portfolio Turnover Rate107%
  Advisory Fees Paid$375,907

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.4%
Industrials		1.8%
Energy		3.0%
Materials		94.8%

Top Ten Holdings (% of Total Net Assets)

Rio Tinto PLC	8.3%
BHP Group Ltd.	7.9%
Vale SA	6.9%
Fortescue Ltd.	6.2%
Nucor Corp.	5.9%
Rio Tinto Ltd.	5.8%
ArcelorMittal SA	5.0%
Nippon Steel Corp.	4.6%
Reliance, Inc.	4.4%
Steel Dynamics, Inc.	4.4%

Material Fund Changes

The following material fund change occurred during the period ended December 31, 2025:

Effective after the close of trading on the NYSE Arca, Inc., on December 19, 2025, the Fund’s benchmark index became the MarketVector Global Steel Index and the Fund’s investment objective and principal investment strategy changed in connection therewith.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Uranium and Nuclear ETF

Ticker: NLR | NYSE Arca, Inc.

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the VanEck Uranium and Nuclear ETF (the "Fund") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Uranium and Nuclear ETF	$67	0.52%

How did the Fund perform last year?

  During the period, nuclear energy and uranium companies benefited from continued growth in electricity demand, driven by increased infrastructure investment and sustained demand from data centers and industrial users.

  The Fund’s exposures to energy and utilities were among the top contributing sectors to performance.

  The United States led the contributions to performance. There were no detractors during the period at the country level.

  The leading individual contributors to performance were Okla, Centrus Energy, Cameco, and Constellation Energy.

  The leading individual detractors from performance were PG&E, encore Energy, and Nano Nuclear Energy.

How did the Fund perform over the past 10 years?

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years.

Cumulative Performance Based on $10,000 Investment

	Fund	MSCI ACWI Index	MVIS® Global Uranium & Nuclear Energy Index
Dec 15	$10,000	$10,000	$10,000
Jan 16	$10,099	$9,397	$10,045
Feb 16	$10,099	$9,332	$10,075
Mar 16	$10,809	$10,024	$10,775
Apr 16	$10,630	$10,172	$10,655
May 16	$10,685	$10,185	$10,640
Jun 16	$11,151	$10,123	$11,050
Jul 16	$11,145	$10,559	$11,105
Aug 16	$10,696	$10,595	$10,628
Sep 16	$10,762	$10,660	$10,665
Oct 16	$10,690	$10,479	$10,619
Nov 16	$10,354	$10,558	$10,258
Dec 16	$10,887	$10,786	$10,776
Jan 17	$10,928	$11,081	$10,803
Feb 17	$11,251	$11,392	$11,119
Mar 17	$11,400	$11,532	$11,253
Apr 17	$11,317	$11,711	$11,200
May 17	$11,809	$11,970	$11,679
Jun 17	$11,516	$12,024	$11,373
Jul 17	$11,800	$12,360	$11,670
Aug 17	$12,105	$12,408	$11,960
Sep 17	$11,798	$12,647	$11,654
Oct 17	$12,267	$12,910	$12,109
Nov 17	$12,469	$13,160	$12,303
Dec 17	$11,787	$13,372	$11,615
Jan 18	$11,749	$14,127	$11,568
Feb 18	$11,377	$13,533	$11,230
Mar 18	$11,747	$13,244	$11,530
Apr 18	$12,277	$13,370	$12,104
May 18	$12,121	$13,387	$11,943
Jun 18	$12,239	$13,314	$12,055
Jul 18	$12,525	$13,716	$12,328
Aug 18	$12,505	$13,824	$12,318
Sep 18	$12,688	$13,884	$12,492
Oct 18	$12,445	$12,843	$12,264
Nov 18	$12,626	$13,031	$12,427
Dec 18	$12,394	$12,113	$12,177
Jan 19	$12,664	$13,070	$12,429
Feb 19	$12,921	$13,419	$12,682
Mar 19	$12,936	$13,588	$12,689
Apr 19	$12,786	$14,047	$12,546
May 19	$12,255	$13,214	$12,030
Jun 19	$12,741	$14,079	$12,501
Jul 19	$12,405	$14,120	$12,186
Aug 19	$12,306	$13,785	$12,075
Sep 19	$12,443	$14,075	$12,230
Oct 19	$12,248	$14,460	$12,052
Nov 19	$12,044	$14,813	$11,843
Dec 19	$12,449	$15,335	$12,246
Jan 20	$12,757	$15,166	$12,571
Feb 20	$11,899	$13,941	$11,686
Mar 20	$10,099	$12,059	$9,948
Apr 20	$10,892	$13,350	$10,695
May 20	$11,384	$13,931	$11,146
Jun 20	$10,856	$14,376	$10,633
Jul 20	$11,381	$15,137	$11,141
Aug 20	$11,420	$16,063	$11,194
Sep 20	$11,363	$15,545	$11,139
Oct 20	$11,578	$15,167	$11,347
Nov 20	$12,392	$17,037	$12,149
Dec 20	$12,896	$17,828	$12,636
Jan 21	$12,648	$17,747	$12,411
Feb 21	$12,415	$18,158	$12,179
Mar 21	$13,685	$18,643	$13,419
Apr 21	$14,004	$19,458	$13,708
May 21	$14,208	$19,761	$13,872
Jun 21	$13,678	$20,021	$13,389
Jul 21	$13,535	$20,159	$13,250
Aug 21	$14,052	$20,664	$13,748
Sep 21	$13,818	$19,810	$13,549
Oct 21	$14,497	$20,821	$14,192
Nov 21	$14,058	$20,320	$13,776
Dec 21	$14,635	$21,133	$14,302
Jan 22	$14,141	$20,095	$13,804
Feb 22	$14,365	$19,576	$14,051
Mar 22	$15,208	$20,000	$14,867
Apr 22	$14,719	$18,399	$14,425
May 22	$15,084	$18,420	$14,740
Jun 22	$13,904	$16,868	$13,580
Jul 22	$14,793	$18,046	$14,448
Aug 22	$14,999	$17,381	$14,676
Sep 22	$13,744	$15,717	$13,467
Oct 22	$14,327	$16,666	$14,014
Nov 22	$15,164	$17,958	$14,792
Dec 22	$14,942	$17,252	$14,668
Jan 23	$15,807	$18,488	$15,483
Feb 23	$15,012	$17,958	$14,732
Mar 23	$15,088	$18,512	$14,785
Apr 23	$15,353	$18,778	$15,038
May 23	$14,790	$18,577	$14,501
Jun 23	$16,187	$19,656	$15,830
Jul 23	$16,637	$20,375	$16,277
Aug 23	$17,429	$19,806	$17,084
Sep 23	$19,256	$18,987	$18,883
Oct 23	$18,927	$18,416	$18,523
Nov 23	$20,031	$20,116	$19,633
Dec 23	$20,325	$21,082	$19,919
Jan 24	$21,464	$21,206	$21,087
Feb 24	$21,005	$22,116	$20,591
Mar 24	$21,608	$22,810	$21,179
Apr 24	$21,919	$22,057	$21,565
May 24	$24,647	$22,953	$24,127
Jun 24	$22,820	$23,464	$22,397
Jul 24	$22,393	$23,843	$21,941
Aug 24	$21,477	$24,448	$21,059
Sep 24	$23,838	$25,016	$23,368
Oct 24	$25,792	$24,455	$25,323
Nov 24	$27,037	$25,369	$26,476
Dec 24	$23,276	$24,769	$22,839
Jan 25	$25,589	$25,600	$25,126
Feb 25	$22,801	$25,446	$22,308
Mar 25	$21,027	$24,441	$20,580
Apr 25	$22,619	$24,669	$22,132
May 25	$27,870	$26,087	$27,289
Jun 25	$31,687	$27,258	$31,023
Jul 25	$32,786	$27,628	$32,182
Aug 25	$34,006	$28,310	$33,330
Sep 25	$38,751	$29,336	$37,941
Oct 25	$44,372	$29,992	$43,496
Nov 25	$37,165	$29,989	$36,366
Dec 25	$36,296	$30,302	$35,587

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Uranium and Nuclear ETF	55.94%	22.99%	13.76%
MVIS® Global Uranium & Nuclear Energy Index	55.82%	23.01%	13.53%
MSCI ACWI Index	22.34%	11.19%	11.72%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$3,602,853,321
  Number of Portfolio Holdings26
  Portfolio Turnover Rate42%
  Advisory Fees Paid$10,247,077

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.4%
Industrials		16.1%
Utilities		35.6%
Energy		47.9%

Top Ten Holdings (% of Total Net Assets)

Cameco Corp.	8.2%
Constellation Energy Corp.	8.2%
BWX Technologies, Inc.	5.5%
Public Service Enterprise Group, Inc.	5.5%
PG&E Corp.	5.3%
CGN Power Co. Ltd.	4.7%
NexGen Energy Ltd.	4.6%
Denison Mines Corp.	4.6%
Oklo, Inc.	4.5%
Centrus Energy Corp.	4.3%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Vietnam ETF

Ticker: VNM | Cboe BZX Exchange, Inc.

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the VanEck Vietnam ETF (the "Fund") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Vietnam ETF	$87	0.66%

How did the Fund perform last year?

  The Fund posted a positive return over the period, supported by robust economic growth in Vietnam, improving manufacturing and export activity and a recovery in domestic consumption, despite continued uncertainty around global demand and currency-related pressures.

  The Real Estate sector contributed the most to the Fund’s performance during the period, followed by Financials and Industrials.

  The leading individual contributors to performance were Vingroup Joint Stock Company, Vinhomes Joint Stock Company and VIX Securities Joint Stock Company.

  The Information Technology sector detracted the most from the Fund’s performance during the period, followed by Energy.

  The leading individual detractors from performance were Duc Giang Chemicals Group Joint Stock Company, Vietnam Airlines JSC and Vinh Hoan Corp.

How did the Fund perform over the past 10 years?

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV over the past 10 years.

Cumulative Performance Based on $10,000 Investment

	Fund	MSCI ACWI Index	MarketVector™ Vietnam Local Index
Dec 15	$10,000	$10,000	$10,000
Jan 16	$9,456	$9,397	$9,326
Feb 16	$9,395	$9,332	$9,342
Mar 16	$9,469	$10,024	$9,421
Apr 16	$9,795	$10,172	$9,772
May 16	$9,734	$10,185	$9,708
Jun 16	$9,958	$10,123	$9,912
Jul 16	$10,209	$10,559	$10,185
Aug 16	$10,318	$10,595	$10,323
Sep 16	$10,352	$10,660	$10,299
Oct 16	$9,836	$10,479	$9,823
Nov 16	$9,164	$10,558	$9,149
Dec 16	$9,022	$10,786	$9,051
Jan 17	$9,286	$11,081	$9,309
Feb 17	$9,481	$11,392	$9,506
Mar 17	$9,745	$11,532	$9,802
Apr 17	$9,780	$11,711	$9,850
May 17	$9,940	$11,970	$10,016
Jun 17	$10,329	$12,024	$10,416
Jul 17	$10,329	$12,360	$10,422
Aug 17	$10,260	$12,408	$10,359
Sep 17	$10,350	$12,647	$10,440
Oct 17	$11,081	$12,910	$11,184
Nov 17	$11,839	$13,160	$11,948
Dec 17	$12,248	$13,372	$12,383
Jan 18	$13,572	$14,127	$13,699
Feb 18	$13,207	$13,533	$13,389
Mar 18	$13,593	$13,244	$13,814
Apr 18	$12,701	$13,370	$12,880
May 18	$11,689	$13,387	$11,843
Jun 18	$11,168	$13,314	$11,349
Jul 18	$11,428	$13,716	$11,572
Aug 18	$11,667	$13,824	$11,850
Sep 18	$11,850	$13,884	$12,051
Oct 18	$10,761	$12,843	$10,916
Nov 18	$10,979	$13,031	$11,145
Dec 18	$10,515	$12,113	$10,699
Jan 19	$10,919	$13,070	$11,091
Feb 19	$11,635	$13,419	$11,864
Mar 19	$11,755	$13,588	$11,971
Apr 19	$11,876	$14,047	$12,087
May 19	$11,302	$13,214	$11,566
Jun 19	$11,422	$14,079	$11,642
Jul 19	$11,421	$14,120	$11,722
Aug 19	$11,165	$13,785	$11,411
Sep 19	$11,661	$14,075	$11,914
Oct 19	$11,610	$14,460	$11,899
Nov 19	$11,412	$14,813	$11,677
Dec 19	$11,447	$15,335	$11,741
Jan 20	$10,635	$15,166	$11,009
Feb 20	$9,892	$13,941	$10,068
Mar 20	$7,528	$12,059	$7,815
Apr 20	$8,855	$13,350	$9,119
May 20	$9,694	$13,931	$9,936
Jun 20	$9,629	$14,376	$9,841
Jul 20	$9,866	$15,137	$10,145
Aug 20	$10,460	$16,063	$10,797
Sep 20	$10,625	$15,545	$10,908
Oct 20	$10,622	$15,167	$10,905
Nov 20	$11,430	$17,037	$11,795
Dec 20	$12,560	$17,828	$12,967
Jan 21	$12,081	$17,747	$12,544
Feb 21	$12,639	$18,158	$13,090
Mar 21	$12,824	$18,643	$13,242
Apr 21	$13,586	$19,458	$14,117
May 21	$14,039	$19,761	$14,610
Jun 21	$14,817	$20,021	$15,376
Jul 21	$13,887	$20,159	$14,411
Aug 21	$14,080	$20,664	$14,636
Sep 21	$13,878	$19,810	$14,511
Oct 21	$14,653	$20,821	$15,278
Nov 21	$14,907	$20,320	$15,586
Dec 21	$15,389	$21,133	$16,094
Jan 22	$14,293	$20,095	$14,820
Feb 22	$14,141	$19,576	$14,731
Mar 22	$13,682	$20,000	$14,382
Apr 22	$12,392	$18,399	$13,052
May 22	$11,592	$18,420	$12,181
Jun 22	$10,485	$16,868	$10,992
Jul 22	$10,640	$18,046	$11,145
Aug 22	$11,002	$17,381	$11,593
Sep 22	$9,399	$15,717	$9,962
Oct 22	$8,290	$16,666	$8,738
Nov 22	$8,925	$17,958	$9,316
Dec 22	$8,546	$17,252	$9,009
Jan 23	$9,323	$18,488	$9,786
Feb 23	$8,240	$17,958	$8,758
Mar 23	$8,869	$18,512	$9,372
Apr 23	$8,839	$18,778	$9,341
May 23	$9,107	$18,577	$9,676
Jun 23	$9,679	$19,656	$10,255
Jul 23	$10,835	$20,375	$11,507
Aug 23	$11,068	$19,806	$11,788
Sep 23	$9,921	$18,987	$10,584
Oct 23	$8,448	$18,416	$8,975
Nov 23	$9,608	$20,116	$10,234
Dec 23	$9,909	$21,082	$10,586
Jan 24	$9,740	$21,206	$10,439
Feb 24	$10,275	$22,116	$10,959
Mar 24	$10,558	$22,810	$11,194
Apr 24	$9,402	$22,057	$10,087
May 24	$9,770	$22,953	$10,423
Jun 24	$9,337	$23,464	$10,024
Jul 24	$9,279	$23,843	$9,929
Aug 24	$9,663	$24,448	$10,361
Sep 24	$9,791	$25,016	$10,530
Oct 24	$9,205	$24,455	$9,919
Nov 24	$9,044	$25,369	$9,707
Dec 24	$8,899	$24,769	$9,594
Jan 25	$8,908	$25,600	$9,619
Feb 25	$9,220	$25,446	$9,915
Mar 25	$9,615	$24,441	$10,351
Apr 25	$9,215	$24,669	$9,917
May 25	$10,398	$26,087	$11,250
Jun 25	$10,590	$27,258	$11,456
Jul 25	$12,399	$27,628	$13,472
Aug 25	$13,932	$28,310	$15,115
Sep 25	$13,715	$29,336	$14,874
Oct 25	$13,433	$29,992	$14,590
Nov 25	$13,919	$29,989	$15,116
Dec 25	$14,454	$30,302	$15,739

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Vietnam ETF	62.42%	2.85%	3.75%
MarketVector™ Vietnam Local Index	64.05%	3.95%	4.64%
MSCI ACWI Index	22.34%	11.19%	11.72%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Key Fund Statistics

  Total Net Assets$606,482,036
  Number of Portfolio Holdings55
  Portfolio Turnover Rate48%
  Advisory Fees Paid$2,392,301

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.1%
Other Investments		0.8%
Energy		1.4%
Information Technology		1.9%
Materials		8.9%
Industrials		12.2%
Consumer Staples		16.8%
Financials		28.7%
Real Estate		29.2%

Top Ten Holdings  (% of Total Net Assets)

Vingroup JSC	9.5%
Vinhomes JSC	9.3%
Masan Group Corp.	6.8%
Hoa Phat Group JSC	6.2%
Vietnam Dairy Products JSC	5.2%
SSI Securities Corp.	5.0%
Bank for Foreign Trade of Vietnam JSC	4.8%
VIX Securities JSC	3.6%
Vietjet Aviation JSC	3.3%
Vincom Retail JSC	3.1%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

Item 2.	CODE OF ETHICS.

(a)	The Registrant has adopted a code of ethics (the “Code of Ethics”) that applies to the principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)	The Registrant’s code of ethics is reasonably described in this Form N-CSR.

(c)	The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d)	The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e)	Not applicable.

(f)	The Registrant’s Code of Ethics is attached as an Exhibit hereto.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Trustees has determined that David Chow, Laurie A. Hesslein, R. Alastair Short, Peter Sidebottom and Richard Stamberger, members of the Audit Committee, are “audit committee financial experts” and “independent” as such terms are defined in the instructions to Form N-CSR Item 3(a)(2).

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The principal accountant fees disclosed in Item 4(a), 4(b), 4(c), 4(d) and 4(g) are for the Funds of the Registrant for which the fiscal year end is December 31.

(a)	Audit Fees. The aggregate Audit Fees of PricewaterhouseCoopers LLP for professional services billed for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal years ended December 31, 2025 and December 31, 2024, were $739,035 and $659,250, respectively.

(b)	Audit-Related Fees. Not applicable.

(c)	Tax Fees. The aggregate Tax Fees of PricewaterhouseCoopers LLP for professional services billed for the review of Federal, state and excise tax returns and other tax compliance consultations for the fiscal years ended December 31, 2025 and December 31, 2024, were $292,875 and $261,700 respectively.

(d)	All Other Fees

None.

(e)	The Audit Committee will pre-approve all audit and non-audit services, to be provided to the Funds, by the independent accountants as required by Section 10A of the Securities Exchange Act of 1934. The Audit Committee has authorized the Chairman of the Audit Committee to approve, between meeting dates, appropriate non-audit services.

The Audit Committee after considering all factors, including a review of independence issues, will recommend to the Board of Trustees the independent auditors to be selected to audit the financial statements of the Funds.

(f)	Not applicable.

(g)	Non-audit fees. The aggregate non-audit fees of PricewaterhouseCoopers LLP for professional services rendered and billed to the registrant’s investment adviser, and entities controlled by, or under common control with the adviser that provide ongoing services to the registrant for the fiscal years ended December 31, 2025 and December 31, 2024, were $573,285 and $321,927 respectively.

(h)	The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entities controlled by, or under common control with the investment adviser that provide ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Registrant’s Board has an Audit Committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)) consisting of five Independent Trustees. Ms. Hesslein and Messrs. Chow, Short, Sidebottom and Stamberger currently serve as members of the Audit Committee. Ms. Hesslein is the Chairperson of the Audit Committee.

Item 6.	INVESTMENTS.

Information included in Item 7.

Item 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

December 31, 2025 ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

AFK	|	Africa Index ETF
MOO	|	Agribusiness ETF
BRF	|	Brazil Small-Cap ETF
CNXT	|	ChiNext ETF
CMCI	|	CMCI Commodity Strategy ETF
EMET	|	Copper and Green Metals ETF
DGIN	|	Digital India ETF
GDX®	|	Gold Miners ETF
GLIN	|	India Growth Leaders ETF
IDX	|	Indonesia Index ETF
ISRA	|	Israel ETF
GDXJ®	|	Junior Gold Miners ETF
SMOG	|	Low Carbon Energy ETF
HAP	|	Natural Resources ETF
CRAK	|	Oil Refiners ETF
OIH	|	Oil Services ETF
REMX	|	Rare Earth and Strategic Metals ETF
SLX	|	Steel ETF
NLR	|	Uranium and Nuclear ETF
VNM	|	Vietnam ETF

800.826.2333	vaneck.com

VANECK AFRICA INDEX ETF

SCHEDULE OF INVESTMENTS

December 31, 2025

	Number of Shares	Value
COMMON STOCKS: 99.8%
Australia: 5.3%
AVZ Minerals Ltd. †∞	1,399,901	$251,118
Paladin Energy Ltd. * †	311,533	1,973,141
Perseus Mining Ltd.	928,609	3,488,376
		5,712,635
Burkina Faso: 2.5%
IAMGOLD Corp. (USD) *	162,418	2,678,273
Canada: 9.1%
B2Gold Corp. (USD)	48,105	216,953
Barrick Mining Corp. (USD)	67,985	2,960,747
Fortuna Mining Corp. (USD) *	239,460	2,349,103
Ivanhoe Mines Ltd. * †	371,049	4,225,479
		9,752,282
Egypt: 2.3%
Commercial International Bank - Egypt (USD) (GDR)	1,141,362	2,439,642
India: 1.6%
MakeMyTrip Ltd. (USD) * †	20,775	1,706,043
Indonesia: 0.4%
Golden Agri-Resources Ltd. (SGD)	2,059,100	455,804
Kenya: 4.9%
Equity Group Holdings PLC	4,458,761	2,307,150
Safaricom PLC	13,603,157	2,989,531
		5,296,681
Morocco: 14.7%
Attijariwafa Bank	83,193	6,660,001
Bank of Africa	62,159	1,533,528
Banque Centrale Populaire	112,617	3,575,128
Co. Sucrerie Marocaine et de Raffinage	37,525	837,318
Societe d’Exploitation des Ports	30,682	3,196,042
		15,802,017
Nigeria: 5.1%
Guaranty Trust Holding Co. PLC	51,927,200	3,255,432
Zenith Bank PLC	51,522,648	2,200,864
		5,456,296
Norway: 0.1%
Scatec ASA 144A *	13,814	145,118
South Africa: 34.8%
Absa Group Ltd.	91,404	1,320,252
African Rainbow Minerals Ltd. †	10,542	126,153
Anglo American PLC (GBP)	109,324	4,512,183
Aspen Pharmacare Holdings Ltd.	26,210	184,735
AVI Ltd.	29,458	187,557
Bid Corp. Ltd.	28,663	729,756
Bidvest Group Ltd.	18,495	265,080
Capitec Bank Holdings Ltd.	8,319	2,086,982
Clicks Group Ltd.	18,954	385,982
Discovery Ltd.	55,645	764,254
	Number of Shares	Value
South Africa (continued)
Exxaro Resources Ltd.	22,221	$240,046
FirstRand Ltd.	563,413	3,085,635
Gold Fields Ltd. (ADR)	77,802	3,396,835
Growthpoint Properties Ltd.	235,129	243,501
Harmony Gold Mining Co. Ltd. (ADR)	45,630	908,037
Impala Platinum Holdings Ltd.	75,427	1,184,631
Investec PLC (GBP)	58,399	432,557
Kumba Iron Ore Ltd.	6,432	136,432
Life Healthcare Group Holdings Ltd.	132,723	91,232
Momentum Group Ltd.	95,886	221,284
Mr Price Group Ltd.	19,415	205,023
MTN Group Ltd.	145,172	1,485,330
Naspers Ltd.	71,797	4,785,357
Nedbank Group Ltd.	43,170	693,690
Northam Platinum Holdings Ltd.	31,960	648,171
Old Mutual Ltd.	353,913	318,244
OUTsurance Group Ltd.	70,901	306,624
Pepkor Holdings Ltd. 144A	195,242	311,738
Remgro Ltd.	48,777	534,919
Sanlam Ltd.	165,113	981,411
Sasol Ltd. (ADR) * †	51,767	337,003
Shoprite Holdings Ltd.	43,763	713,591
Sibanye Stillwater Ltd. (ADR) * †	64,838	923,942
Standard Bank Group Ltd.	128,385	2,250,575
Tiger Brands Ltd.	9,470	209,298
Valterra Platinum Ltd.	22,126	1,872,687
Woolworths Holdings Ltd.	74,963	253,345
		37,334,072
Tanzania: 1.3%
Helios Towers PLC (GBP) *	607,555	1,338,789
United Arab Emirates: 1.9%
Itissalat Al-Maghrib (MAD)	174,563	2,080,230
United Kingdom: 12.5%
Airtel Africa PLC 144A	1,092,264	5,220,958
Anglogold Ashanti PLC (USD)	30,499	2,600,955
Endeavour Mining PLC	99,394	5,181,912
Vodacom Group Ltd. (ZAR)	41,740	355,961
		13,359,786
United States: 0.7%
Royal Caribbean Cruises Ltd.	2,510	700,089
Zambia: 2.6%
First Quantum Minerals Ltd. (CAD) *	104,833	2,814,411
Zimbabwe: 0.0%
Delta Corp. Ltd.	15,980	12,675
Econet Wireless Zimbabwe Ltd.	2,231	518

See Notes to Financial Statements

3

VANECK AFRICA INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

	Number of Shares	Value
Zimbabwe (continued)
TN CyberTech Investments Holdings Ltd. *	32,900	$152
		13,345
Total Common Stocks (Cost: $73,439,192)		107,085,513

RIGHTS: 0.0% (Cost: $0)
Morocco: 0.0%
Bank of Africa, MAD 243.00, exp. 12/31/26*	15	0

Total Investments Before Collateral for Securities Loaned: 99.8% (Cost: $73,439,192)		107,085,513

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.7%
Money Market Fund: 1.7% (Cost: $1,789,894)
State Street Navigator Securities Lending Government Money Market Portfolio 3.80%(a)	1,789,894	1,789,894

Total Investments: 101.5% (Cost: $75,229,086)		108,875,407
Liabilities in excess of other assets: (1.5)%		(1,589,367)
NET ASSETS: 100.0%		$107,286,040

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
MAD	Moroccan Dirham
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

Footnotes:

(a)	Rate shown is the 7-day yield as of 12/31/25.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $6,961,974.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $5,677,814, or 5.3% of net assets.

See Notes to Financial Statements

4

The summary of inputs used to value the Fund’s investments as of December 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$5,461,517	$251,118	$5,712,635
Burkina Faso	2,678,273	—	—	2,678,273
Canada	9,752,282	—	—	9,752,282
Egypt	—	2,439,642	—	2,439,642
India	1,706,043	—	—	1,706,043
Indonesia	—	455,804	—	455,804
Kenya	5,296,681	—	—	5,296,681
Morocco	12,226,889	3,575,128	—	15,802,017
Nigeria	5,456,296	—	—	5,456,296
Norway	—	145,118	—	145,118
South Africa	11,251,599	26,082,473	—	37,334,072
Tanzania	—	1,338,789	—	1,338,789
United Arab Emirates	—	2,080,230	—	2,080,230
United Kingdom	2,956,916	10,402,870	—	13,359,786
United States	700,089	—	—	700,089
Zambia	2,814,411	—	—	2,814,411
Zimbabwe	13,345	—	—	13,345
Rights *	—	0	—	0
Money Market Fund	1,789,894	—	—	1,789,894
Total Investments	$56,642,718	$51,981,571	$251,118	$108,875,407

*	See Schedule of Investments for geographic regions.

See Notes to Financial Statements

5

VANECK AGRIBUSINESS ETF

SCHEDULE OF INVESTMENTS

December 31, 2025

	Number of Shares	Value
COMMON STOCKS: 99.9%
Australia: 1.8%
Dyno Nobel Ltd.	2,475,817	$5,287,971
Treasury Wine Estates Ltd. †	1,463,780	5,103,879
		10,391,850
Brazil: 3.3%
Rumo SA	2,106,300	5,662,936
Yara International ASA (NOK)	323,246	13,218,893
		18,881,829
Canada: 6.1%
Nutrien Ltd. (USD) †	572,815	35,354,142
China: 4.2%
China Mengniu Dairy Co. Ltd. (HKD)	4,238,000	8,134,209
Wilmar International Ltd. (SGD)	6,648,900	15,894,444
		24,028,653
Denmark: 1.3%
Bakkafrost P/F (NOK)	91,515	4,674,210
Schouw & Co. A/S	27,761	2,867,250
		7,541,460
Germany: 8.0%
Bayer AG	924,978	40,096,037
K+S AG	405,858	5,904,400
		46,000,437
Indonesia: 0.4%
Golden Agri-Resources Ltd. (SGD)	10,632,800	2,353,685
Israel: 1.0%
ICL Group Ltd. (USD) †	965,179	5,511,172
Japan: 6.0%
Kubota Corp. †	1,486,800	21,054,841
Maruha Nichiro Corp.	288,900	2,371,140
NH Foods Ltd.	166,200	6,935,212
Nissui Corp. †	559,300	4,076,520
		34,437,713
Malaysia: 2.9%
IOI Corp. Bhd	3,988,100	3,932,043
Kuala Lumpur Kepong Bhd	883,200	4,352,883
PPB Group Bhd	1,096,000	2,986,332
SD Guthrie Bhd	3,761,000	5,310,628
		16,581,886
Netherlands: 0.2%
OCI NV †	268,216	962,030
Norway: 6.1%
Leroy Seafood Group ASA	634,536	3,182,046
Mowi ASA	884,217	21,255,322
Salmar ASA	171,807	10,493,387
		34,930,755
Russia: 0.0%
PhosAgro PJSC *∞	97,916	0
PhosAgro PJSC (USD) (GDR) ∞	1,892	0
PhosAgro PJSC (USD) (GDR) ∞	1	0
		0
	Number of Shares	Value
Singapore: 0.7%
Charoen Pokphand Indonesia Tbk PT (IDR)	14,120,600	$3,813,912
Switzerland: 1.1%
Bucher Industries AG	13,939	6,431,904
Taiwan: 0.4%
Taiwan Fertilizer Co. Ltd.	1,688,000	2,566,542
Thailand: 1.3%
Charoen Pokphand Foods PCL (NVDR)	10,668,700	7,384,881
United Kingdom: 2.6%
CNH Industrial NV (USD)	1,271,005	11,718,666
Genus PLC	101,025	3,518,169
		15,236,835
United States: 52.5%
AGCO Corp.	91,318	9,526,294
Archer-Daniels-Midland Co.	532,204	30,596,408
Bunge Global SA	201,560	17,954,965
Cal-Maine Foods, Inc.	82,428	6,558,796
CF Industries Holdings, Inc.	282,762	21,868,813
Corteva, Inc.	562,402	37,697,806
Darling Ingredients, Inc. *	290,356	10,452,816
Deere & Co.	96,102	44,742,208
Elanco Animal Health, Inc. * †	562,967	12,739,943
FMC Corp. †	209,479	2,905,474
Mosaic Co.	496,303	11,955,939
Neogen Corp. *	310,222	2,168,452
Pilgrim’s Pride Corp.	96,894	3,777,897
Toro Co.	153,017	12,045,498
Tyson Foods, Inc.	488,357	28,627,487
Zoetis, Inc.	381,648	48,018,952
		301,637,748
Total Common Stocks (Cost: $721,397,960)		574,047,434

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 5.6%
Money Market Fund: 5.6% (Cost: $32,017,691)
State Street Navigator Securities Lending Government Money Market Portfolio 3.80%(a)	32,017,691	32,017,691

Total Investments: 105.5% (Cost: $753,415,651)		606,065,125
Liabilities in excess of other assets: (5.5)%		(31,524,429)
NET ASSETS: 100.0%		$574,540,696

See Notes to Financial Statements

6

Definitions:

GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
NOK	Norwegian Krone
NVDR	Non-Voting Depositary Receipt
SGD	Singapore Dollar
USD	United States Dollar

Footnotes:

(a)	Rate shown is the 7-day yield as of 12/31/25.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $70,508,647.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

The summary of inputs used to value the Fund’s investments as of December 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$10,391,850	$—	$10,391,850
Brazil	—	18,881,829	—	18,881,829
Canada	35,354,142	—	—	35,354,142
China	—	24,028,653	—	24,028,653
Denmark	—	7,541,460	—	7,541,460
Germany	—	46,000,437	—	46,000,437
Indonesia	—	2,353,685	—	2,353,685
Israel	5,511,172	—	—	5,511,172
Japan	—	34,437,713	—	34,437,713
Malaysia	9,663,511	6,918,375	—	16,581,886
Netherlands	—	962,030	—	962,030
Norway	—	34,930,755	—	34,930,755
Russia	—	—	0	0
Singapore	—	3,813,912	—	3,813,912
Switzerland	—	6,431,904	—	6,431,904
Taiwan	—	2,566,542	—	2,566,542
Thailand	—	7,384,881	—	7,384,881
United Kingdom	11,718,666	3,518,169	—	15,236,835
United States	301,637,748	—	—	301,637,748
Money Market Fund	32,017,691	—	—	32,017,691
Total Investments	$395,902,930	$210,162,195	$0	$606,065,125

See Notes to Financial Statements

7

VANECK BRAZIL SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

December 31, 2025

	Number of Shares	Value
COMMON STOCKS: 86.4%
Automobiles & Components: 1.9%
Fras-Le SA*	21,500	$94,672
Iochpe Maxion SA	78,052	143,385
Mahle Metal Leve SA	29,600	184,170
		422,227
Capital Goods: 1.6%
Armac Locacao Logistica E Servicos SA*	38,900	31,638
Kepler Weber SA	79,650	142,708
Mills Locacao Servicos e Logistica SA *	41,550	105,772
Tupy SA*	25,000	56,087
		336,205
Commercial & Professional Services: 2.3%
Orizon Valorizacao de Residuos SA*	31,750	404,071
Valid Solucoes SA*	23,700	92,555
		496,626
Consumer Discretionary Distribution & Retail: 3.4%
C&A Modas SA	87,450	202,415
Grupo Casas Bahia SA *	57,900	32,962
Grupo SBF SA	46,200	108,933
Magazine Luiza SA	183,330	297,744
Pet Center Comercio e Participacoes SA*	131,250	103,781
		745,835
Consumer Durables & Apparel: 17.3%
Azzas 2154 SA	53,675	245,822
Construtora Tenda SA	46,300	207,657
Cury Construtora e Incorporadora SA	84,450	496,755
Cyrela Brazil Realty SA Empreendimentos e Participacoes	154,250	831,362
Direcional Engenharia SA	184,500	475,562
Ez Tec Empreendimentos e Participacoes SA	117,900	296,203
Grendene SA	159,900	133,823
Guararapes Confeccoes SA	73,750	119,150
MRV Engenharia e Participacoes SA *	166,200	235,929
Plano & Plano Desenvolvimento Imobiliario SA	33,700	84,225
Vivara Participacoes SA	75,300	455,306
Vulcabras SA	50,836	185,453
		3,767,247
Consumer Services: 6.7%
Afya Ltd.	8,806	135,700
Arcos Dorados Holdings, Inc.	58,661	430,572
Cogna Educacao SA	1,012,110	583,345
Cruzeiro do Sul Educacional SA	36,650	41,527
YDUQS Participacoes SA	116,600	258,679
Zamp SA*∞	41,615	0
		1,449,823
	Number of Shares	Value
Consumer Staples Distribution & Retail: 1.1%
Dimed SA Distribuidora da Medicamentos*	46,150	$100,897
Empreendimentos Pague Menos SA*	117,422	130,351
		231,248
Energy: 4.6%
Brava Energia*	183,859	561,507
Karoon Energy Ltd. †	271,440	278,717
Petroreconcavo SA*	83,200	171,433
		1,011,657
Financial Services: 0.9%
Vinci Compass Investments Ltd.	14,695	191,623
Food, Beverage & Tobacco: 7.2%
Adecoagro SA†	5,907	46,843
BrasilAgro - Co. Brasileira de Propriedades Agricolas	27,250	98,845
Camil Alimentos SA	62,050	62,064
M Dias Branco SA	74,100	322,782
Minerva SA	277,700	291,902
Sao Martinho SA *	84,400	231,680
SLC Agricola SA	102,100	298,452
Tres Tentos Agroindustrial SA	73,550	221,606
		1,574,174
Health Care Equipment & Services: 4.3%
Fleury SA	177,737	486,455
Hospital Mater Dei SA	37,400	35,813
Odontoprev SA	148,290	302,907
Oncoclinicas do Brasil Servicos Medicos SA*	238,050	117,727
		942,902
Insurance: 1.5%
IRB-Brasil Resseguros SA*	32,423	317,013
Materials: 7.6%
Braskem SA (ADR)*	28,537	84,184
Cia Brasileira de Aluminio *	119,250	155,163
Dexco SA	233,408	212,267
ERO Copper Corp. * †	39,015	1,103,734
Irani Papel e Embalagem SA	66,700	105,592
		1,660,940
Mining: 0.0%
ESG Minerals Ltd.∞	26,308	702
Pharmaceuticals, Biotechnology & Life Sciences: 0.2%
Blau Farmaceutica SA	19,050	48,890
Real Estate Management & Development: 5.1%
Iguatemi SA	127,950	596,279
JHSF Participacoes SA	193,150	278,579
LOG Commercial Properties e Participacoes SA	16,100	70,771
Moura Dubeux Engenharia S/A	31,100	155,494
		1,101,123

See Notes to Financial Statements

8

	Number of Shares	Value
Software & Services: 1.4%
LWSA SA 144A	153,800	$119,631
Sonda SA	221,257	84,085
VTEX*	29,274	110,070
		313,786
Technology Hardware & Equipment: 2.1%
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	54,200	114,444
Ituran Location and Control Ltd.	7,991	343,693
		458,137
Telecommunication Services: 0.0%
OI SA*	1	0
Transportation: 4.7%
EcoRodovias Infraestrutura e Logistica SA	193,290	372,721
Hidrovias do Brasil SA *	160,715	107,779
Movida Participacoes SA	84,250	149,272
SIMPAR SA	180,500	170,284
Tegma Gestao Logistica SA	9,000	60,744
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA*	280,950	164,599
		1,025,399
Utilities: 12.5%
Alupar Investimento SA	133,093	771,772
Auren Energia SA	192,300	416,839
Cia de Saneamento de Minas Gerais Copasa MG	101,038	808,100
Cia De Sanena Do Parana *	90,900	664,693
Light SA*	79,200	68,031
		2,729,435
Total Common Stocks (Cost: $16,126,015)		18,824,992

PREFERRED SECURITIES: 13.0%
Banks: 4.2%
Banco ABC Brasil SA*	53,898	232,842
Banco do Estado do Rio Grande do Sul SA	119,650	332,340
Banco Pan SA*	169,800	350,210
		915,392
Capital Goods: 2.5%
Marcopolo SA	415,294	451,982
Randoncorp SA	92,600	95,170
		547,152
Consumer Discretionary Distribution & Retail: 0.4%
Raizen SA*	594,050	87,786
Consumer Durables & Apparel: 1.0%
Alpargatas SA	95,350	207,430
Materials: 4.9%
Bradespar SA	94,900	343,511
Cia de Ferro Ligas da Bahia FERBASA*	82,100	103,535
Unipar Carbocloro SA	30,100	317,173
	Number of Shares	Value
Materials (continued)
Usinas Siderurgicas de Minas Gerais SA Usiminas*	291,200	$314,657
		1,078,876
Total Preferred Securities (Cost: $2,527,751)		2,836,636

RIGHTS: 0.0%
Financial Services: 0.0%
Banco ABC Brasil SA BRL 19.70, exp. 02/02/26*	3,563	2,603
Health Care Equipment & Services: 0.0%
Empreendimentos Pague Menos SA BRL 3.30, exp. 01/27/26*	4,667	485

Total Rights (Cost: $0)		3,088

Total Investments Before Collateral for Securities Loaned: 99.4% (Cost: $18,653,766)		21,664,716

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.4%
Money Market Fund: 2.4% (Cost: $524,099)
State Street Navigator Securities Lending Government Money Market Portfolio 3.80%(a)	524,099	524,099

Total Investments: 101.8% (Cost: $19,177,865)		22,188,815
Liabilities in excess of other assets: (1.8)%		(390,023)
NET ASSETS: 100.0%		$21,798,792

See Notes to Financial Statements

9

VANECK BRAZIL SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

(continued)

Definitions:

ADR	American Depositary Receipt
BRL	Brazilian Real

Footnotes:

(a)	Rate shown is the 7-day yield as of 12/31/25.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $865,619.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $119,631, or 0.5% of net assets.

The summary of inputs used to value the Fund’s investments as of December 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$—	$422,227	$—	$422,227
Capital Goods	—	336,205	—	336,205
Commercial & Professional Services	92,555	404,071	—	496,626
Consumer Discretionary Distribution & Retail	—	745,835	—	745,835
Consumer Durables & Apparel	—	3,767,247	—	3,767,247
Consumer Services	566,272	883,551	0	1,449,823
Consumer Staples Distribution & Retail	—	231,248	—	231,248
Energy	—	1,011,657	—	1,011,657
Financial Services	191,623	—	—	191,623
Food, Beverage & Tobacco	338,745	1,235,429	—	1,574,174
Health Care Equipment & Services	117,727	825,175	—	942,902
Insurance	—	317,013	—	317,013
Materials	1,187,918	473,022	—	1,660,940
Mining	—	—	702	702
Pharmaceuticals, Biotechnology & Life Sciences	—	48,890	—	48,890
Real Estate Management & Development	—	1,101,123	—	1,101,123
Software & Services	110,070	203,716	—	313,786
Technology Hardware & Equipment	343,693	114,444	—	458,137
Telecommunication Services	0	—	—	0
Transportation	—	1,025,399	—	1,025,399
Utilities	—	2,729,435	—	2,729,435
Preferred Securities *	—	2,836,636	—	2,836,636
Rights
Financial Services	—	2,603	—	2,603
Health Care Equipment & Services	485	—	—	485
Money Market Fund	524,099	—	—	524,099
Total Investments	$3,473,187	$18,714,926	$702	$22,188,815

See Notes to Financial Statements

10

VANECK CHINEXT ETF

SCHEDULE OF INVESTMENTS

December 31, 2025

	Number of Shares	Value
COMMON STOCKS: 99.9%
Automobiles & Components: 0.6%
Fulin Precision Co. Ltd.	73,300	$175,499
Shuanglin Co. Ltd.	21,400	121,453
		296,952
Capital Goods: 32.6%
Beijing Easpring Material Technology Co. Ltd.	28,500	235,669
CNGR Advanced Material Co. Ltd.	29,600	196,360
Contemporary Amperex Technology Co. Ltd.	181,900	9,576,000
Eve Energy Co. Ltd.	94,000	885,197
Ginlong Technologies Co. Ltd.	15,800	161,504
Hunan Yuneng New Energy Battery Material Co. Ltd.	28,400	262,980
JL Mag Rare-Earth Co. Ltd.	48,000	234,110
Qingdao TGOOD Electric Co. Ltd.	50,800	186,667
Shenzhen Han’s CNC Technology Co. Ltd.	4,600	78,111
Shenzhen Inovance Technology Co. Ltd.	139,600	1,506,285
Siasun Robot & Automation Co. Ltd. *	84,000	218,871
Sungrow Power Supply Co. Ltd.	105,080	2,574,958
Sunwoda Electronic Co. Ltd.	96,100	359,941
Suzhou Kematek, Inc.	10,100	123,777
Wuxi Lead Intelligent Equipment Co. Ltd.	77,500	554,638
Zhejiang Changsheng Sliding Bearings Co. Ltd.	9,100	110,920
		17,265,988
Commercial & Professional Services: 0.4%
Centre Testing International Group Co. Ltd.	98,900	191,813
Consumer Durables & Apparel: 0.4%
DBG Technology Co. Ltd.	28,300	100,717
Huali Industrial Group Co. Ltd.	13,500	97,112
		197,829
Consumer Services: 0.2%
Songcheng Performance Development Co. Ltd.	113,200	132,821
Financial Services: 7.9%
Beijing Compass Technology Development Co. Ltd.*	26,265	492,124
East Money Information Co. Ltd.	912,700	3,029,531
Hithink RoyalFlush Information Network Co. Ltd.	14,500	669,121
		4,190,776
Food, Beverage & Tobacco: 2.6%
Fujian Wanchen Biotechnology Group Co. Ltd.	6,400	184,364
Gambol Pet Group Co. Ltd.	6,700	62,558
Wens Foodstuff Group Co. Ltd.	393,200	950,897
Yihai Kerry Arawana Holdings Co. Ltd.	39,900	164,272
		1,362,091
	Number of Shares	Value
Health Care Equipment & Services: 4.8%
Aier Eye Hospital Group Co. Ltd.	307,900	$484,230
Intco Medical Technology Co. Ltd.	29,700	165,496
Jafron Biomedical Co. Ltd.	30,200	85,034
Lepu Medical Technology Beijing Co. Ltd.	83,800	189,748
Shenzhen Mindray Bio-Medical Electronics Co. Ltd.	43,100	1,176,691
Shenzhen New Industries Biomedical Engineering Co. Ltd.	24,200	195,020
Winner Medical Co. Ltd.	12,700	68,814
Winning Health Technology Group Co. Ltd.	126,100	159,239
		2,524,272
Household & Personal Products: 0.4%
By-health Co. Ltd.	69,200	118,978
Yunnan Botanee Bio-Technology Group Co. Ltd.	13,700	77,718
		196,696
Materials: 3.4%
Hubei Dinglong Co. Ltd.	48,700	262,296
Hubei Feilihua Quartz Glass Co. Ltd.	29,700	426,378
Jiangsu Nata Opto-electronic Material Co. Ltd.	41,900	257,321
Shandong Sinocera Functional Material Co. Ltd.	57,500	225,761
Shenzhen Capchem Technology Co. Ltd.	33,800	253,627
Sunresin New Materials Co. Ltd.	17,500	154,752
Weihai Guangwei Composites Co. Ltd.	37,800	213,616
		1,793,751
Media & Entertainment: 2.2%
Beijing Enlight Media Co. Ltd.	100,400	235,926
Bluefocus Intelligent Communications Group Co. Ltd. *	255,300	421,622
Kunlun Tech Co. Ltd. *	60,300	360,953
Mango Excellent Media Co. Ltd.	43,600	152,635
		1,171,136
Pharmaceuticals, Biotechnology & Life Sciences: 4.0%
Betta Pharmaceuticals Co. Ltd.	18,200	121,529
BGI Genomics Co. Ltd. *	18,900	122,821
Chongqing Zhifei Biological Products Co. Ltd. *	79,600	215,068
CSPC Innovation Pharmaceutical Co. Ltd.	26,100	134,841
Hangzhou Tigermed Consulting Co. Ltd.	37,500	304,550
Hebei Changshan Biochemical Pharmaceutical Co. Ltd. *	46,900	416,967
Imeik Technology Development Co. Ltd.	9,680	196,576
Pharmaron Beijing Co. Ltd.	66,700	271,636

See Notes to Financial Statements

11

VANECK CHINEXT ETF

SCHEDULE OF INVESTMENTS

(continued)

	Number of Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences (continued)
Shenzhen Kangtai Biological Products Co. Ltd.	45,600	$96,471
Walvax Biotechnology Co. Ltd.	114,200	178,383
Yili Chuanning Biotechnology Co. Ltd.	45,300	65,769
		2,124,611
Semiconductors & Semiconductor Equipment: 5.0%
All Winner Technology Co. Ltd.	42,200	254,237
Hangzhou Chang Chuan Technology Co. Ltd.	30,800	446,949
Ingenic Semiconductor Co. Ltd.	24,300	368,548
Konfoong Materials International Co. Ltd.	14,600	192,359
SG Micro Corp.	28,470	279,800
Shenzhen SC New Energy Technology Corp.	19,200	262,734
Sigmastar Technology Ltd.	12,400	106,312
Suzhou Maxwell Technologies Co. Ltd.	10,513	309,744
Yangzhou Yangjie Electronic Technology Co. Ltd.	20,600	200,323
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd.	43,200	227,562
		2,648,568
Software & Services: 4.5%
Beijing Sinnet Technology Co. Ltd.	100,700	180,733
Beijing Ultrapower Software Co. Ltd.	133,100	219,648
Empyrean Technology Co. Ltd.	14,500	220,764
Isoftstone Information Technology Group Co. Ltd.	43,400	294,857
Jiangsu Hoperun Software Co. Ltd.	54,100	383,575
Range Intelligent Computing Technology Group Co. Ltd.	48,400	366,781
Sangfor Technologies, Inc.	16,800	277,370
Thunder Software Technology Co. Ltd.	24,600	237,824
Wangsu Science & Technology Co. Ltd.	148,900	218,690
		2,400,242
Technology Hardware & Equipment: 30.9%
Anker Innovations Technology Co. Ltd.	15,080	247,180
Chaozhou Three-Circle Group Co. Ltd.	88,700	580,491
Electric Connector Technology Co. Ltd.	19,600	136,720
Eoptolink Technology, Inc. Ltd.	62,940	3,860,948
EverProX Technologies Co. Ltd.	15,800	320,340
Lens Technology Co. Ltd.	138,000	598,276
Maxscend Microelectronics Co. Ltd.	24,300	283,534
Ruijie Networks Co. Ltd.	7,000	89,184
Shanghai Huace Navigation Technology Ltd.	35,400	177,014
	Number of Shares	Value
Technology Hardware & Equipment (continued)
Sharetronic Data Technology Co. Ltd.	16,100	$388,721
Shenzhen Everwin Precision Technology Co. Ltd.	66,900	445,680
Shenzhen Longsys Electronics Co. Ltd. *	11,500	402,164
Shenzhen Sunway Communication Co. Ltd.	57,100	507,221
Suzhou TFC Optical Communication Co. Ltd.	31,236	903,002
Victory Giant Technology Huizhou Co. Ltd.	43,200	1,767,271
Wuhan Jingce Electronic Group Co. Ltd. *	13,800	180,216
Yealink Network Technology Corp. Ltd.	33,600	171,641
Zhongji Innolight Co. Ltd.	60,500	5,262,823
		16,322,426
Total Common Stocks (Cost: $36,109,794)		52,819,972

Total Investments: 99.9% (Cost: $36,109,794)		52,819,972
Other assets less liabilities: 0.1%		62,328
NET ASSETS: 100.0%		$52,882,300

See Notes to Financial Statements

12

Footnotes:

*	Non-income producing

The summary of inputs used to value the Fund’s investments as of December 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Advanced Materials	$—	$9,576,000	$—	$9,576,000
Automobiles & Components	—	296,952	—	296,952
Capital Goods	—	7,689,988	—	7,689,988
Commercial & Professional Services	—	191,813	—	191,813
Consumer Durables & Apparel	97,112	100,717	—	197,829
Consumer Services	—	132,821	—	132,821
Financial Services	—	4,190,776	—	4,190,776
Food, Beverage & Tobacco	1,135,261	226,830	—	1,362,091
Health Care Equipment & Services	—	2,524,272	—	2,524,272
Household & Personal Products	—	196,696	—	196,696
Materials	—	1,793,751	—	1,793,751
Media & Entertainment	—	1,171,136	—	1,171,136
Pharmaceuticals, Biotechnology & Life Sciences	—	2,124,611	—	2,124,611
Semiconductors & Semiconductor Equipment	—	2,648,568	—	2,648,568
Software & Services	—	2,400,242	—	2,400,242
Technology Hardware & Equipment	—	16,322,426	—	16,322,426
Total Investments	$1,232,373	$51,587,599	$—	$52,819,972

See Notes to Financial Statements

13

VANECK CMCI COMMODITY STRATEGY ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS

December 31, 2025

	Par (000’s)	Value
Short-Term Investments: 111.4%
United States Treasury Obligations: 99.0%
United States Treasury Bills (y)
3.57%, 06/11/26	$125	$123,070
3.63%, 06/04/26	170	167,495
3.71%, 05/28/26	40	39,432
3.74%, 04/02/26 #	125	123,891
3.74%, 05/21/26	100	98,657
3.75%, 04/16/26	100	98,984
3.76%, 03/19/26	100	99,261
3.77%, 03/12/26 #	25	24,830
3.90%, 03/05/26 #	325	323,028
3.93%, 02/26/26 # †	250	248,631
	Par (000’s)	Value
United States Treasury Obligations (continued)
3.99%, 02/12/26	$125	$124,490
4.00%, 02/19/26 #	350	348,342
4.03%, 01/29/26	150	149,604
4.04%, 02/05/26	150	149,500
4.18%, 01/22/26	250	249,508
		2,368,723

	Number of Shares	Value
Money Market Fund: 12.4%
Invesco Treasury Portfolio - Institutional Class 3.64%(a)	296,257	296,257

Total Short-Term Investments: 111.4% (Cost: $2,663,622)		2,664,980
Liabilities in excess of other assets: (11.4)%		(273,770)
NET ASSETS: 100.0%		$2,391,210

Total Return Swap Contracts
Long Exposure

Reference Obligation	Notional Amount	Counterparty	Rate paid by the Fund	Payment Frequency	Termination Date	Unrealized Appreciation/ (Depreciation)
UBS Constant Maturity Commodity Index Total Return	$2,373,000	UBS	4.27%(b)	Monthly	01/08/26	$11,569
Total						$11,569

Footnotes:

#	All or a portion of these securities are segregated for swap collateral. Total value of securities segregated is $372,589.
(a)	The rate shown is the 7-day yield as of 12/31/25.
(b)	The rate shown reflects the rate in effect at December 31, 2025: Secured Overnight Financing Rate + 0.40%.
(y)	The rate shown is the calculated yield to maturity.
†	Security fully or partially on loan. Total market value of securities on loan is $179,015.

The summary of inputs used to value the Fund’s investments as of December 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
United States Treasury Obligations	$—	$2,368,723	$—	$2,368,723
Money Market Fund	296,257	—	—	296,257
Total Investments	$296,257	$2,368,723	$—	$2,664,980
Other Financial Instruments:
Assets
Total Return Swap Contracts	$—	$11,569	$—	$11,569

See Notes to Financial Statements

14

VANECK COPPER AND GREEN METALS ETF

SCHEDULE OF INVESTMENTS

December 31, 2025

	Number of Shares	Value
COMMON STOCKS: 99.9%
Australia: 12.8%
Glencore PLC (GBP)	458,364	$2,500,328
IGO Ltd. *	33,311	181,404
Iluka Resources Ltd.	22,616	86,877
Liontown Ltd. * †	150,097	157,059
Lynas Rare Earths Ltd. *	51,392	421,172
PLS Group Ltd. * †	151,748	424,778
Sandfire Resources Ltd. *	23,940	284,153
		4,055,771
Canada: 10.9%
Capstone Copper Corp. *	44,973	452,109
Hudbay Minerals, Inc. (USD)	28,630	568,306
Ivanhoe Mines Ltd. * †	37,916	431,785
Lithium Americas Corp. (USD) *	19,787	86,271
NGEx Minerals Ltd. * †	10,195	190,401
Teck Resources Ltd. (USD)	35,489	1,699,568
		3,428,440
Chile: 3.9%
Lundin Mining Corp. (CAD) †	41,678	896,955
Sociedad Quimica y Minera de Chile SA (ADR) *	5,048	347,302
		1,244,257
China: 14.6%
Beijing Easpring Material Technology Co. Ltd.	11,900	98,402
Chengxin Lithium Group Co. Ltd. *	20,400	100,627
China Nonferrous Mining Corp. Ltd. (HKD)	101,000	191,599
China Northern Rare Earth Group High-Tech Co. Ltd.	85,168	562,492
China Rare Earth Resources And Technology Co. Ltd. *	25,000	166,154
Ganfeng Lithium Group Co. Ltd.	28,520	256,963
GEM Co. Ltd.	119,900	143,619
Inner Mongolia Xingye Silver&Tin Mining Co. Ltd.	41,900	213,154
Jiangxi Copper Co. Ltd.	48,903	384,599
MMG Ltd. (HKD) *	318,400	359,713
Shenghe Resources Holding Co. Ltd.	41,200	127,001
Tianqi Lithium Corp. *	34,700	275,093
Tongling Nonferrous Metals Group Co. Ltd.	262,600	225,763
Western Mining Co. Ltd.	56,100	222,250
Yunnan Chihong Zinc&Germanium Co. Ltd.	118,800	124,431
Yunnan Copper Co. Ltd.	47,200	138,615
Yunnan Tin Co. Ltd.	38,785	154,859
Zangge Mining Co. Ltd.	37,000	447,658
Zhejiang Huayou Cobalt Co. Ltd.	44,330	433,609
		4,626,601
Germany: 0.9%
Aurubis AG	1,942	280,928
	Number of Shares	Value
Indonesia: 1.9%
Amman Mineral Internasional PT *	1,139,300	$438,630
Merdeka Copper Gold Tbk PT *	1,076,600	146,679
		585,309
Japan: 2.5%
Mitsubishi Materials Corp. †	7,700	180,602
Sumitomo Metal Mining Co. Ltd.	15,100	604,252
		784,854
Liechtenstein: 4.2%
Antofagasta PLC (GBP)	30,202	1,323,784
Mexico: 9.4%
Grupo Mexico SAB de CV	207,400	1,961,357
Southern Copper Corp. (USD)	7,078	1,015,481
		2,976,838
Poland: 2.2%
KGHM Polska Miedz SA *	8,955	694,780
Russia: 0.0%
GMK Norilskiy Nickel PAO *∞	440,500	0
GMK Norilskiy Nickel PAO (ADR) *∞	2	0
		0
South Africa: 16.8%
Anglo American PLC (GBP)	52,974	2,186,422
Impala Platinum Holdings Ltd.	50,439	792,178
Northam Platinum Holdings Ltd.	21,371	433,419
Sibanye Stillwater Ltd. (ADR) *	43,358	617,852
Valterra Platinum Ltd.	14,796	1,252,295
		5,282,166
Sweden: 3.2%
Boliden AB *	18,308	1,012,842
United Kingdom: 1.0%
Johnson Matthey PLC	10,694	306,120
United States: 11.7%
Albemarle Corp.	4,901	693,197
Freeport-McMoRan, Inc.	50,002	2,539,602
MP Materials Corp. * †	8,354	422,044
		3,654,843
Zambia: 3.9%
First Quantum Minerals Ltd. (CAD) *	45,215	1,213,870

Total Common Stocks (Cost: $23,949,490)		31,471,403

See Notes to Financial Statements

15

VANECK COPPER AND GREEN METALS ETF

SCHEDULE OF INVESTMENTS

(continued)

	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.2%
Money Market Fund: 0.2% (Cost: $53,110)
State Street Navigator Securities Lending Government Money Market Portfolio 3.80%(a)	53,110	$53,110

Total Investments: 100.1% (Cost: $24,002,600)		31,524,513
Liabilities in excess of other assets: (0.1)%		(31,336)
NET ASSETS: 100.0%		$31,493,177

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

(a)	The rate shown is the 7-day yield as of 12/31/25.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,109,084.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

The summary of inputs used to value the Fund’s investments as of December 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$4,055,771	$—	$4,055,771
Canada	3,428,440	—	—	3,428,440
Chile	1,244,257	—	—	1,244,257
China	100,627	4,525,974	—	4,626,601
Germany	—	280,928	—	280,928
Indonesia	—	585,309	—	585,309
Japan	—	784,854	—	784,854
Liechtenstein	—	1,323,784	—	1,323,784
Mexico	2,976,838	—	—	2,976,838
Poland	—	694,780	—	694,780
Russia	—	—	0	0
South Africa	617,852	4,664,314	—	5,282,166
Sweden	—	1,012,842	—	1,012,842
United Kingdom	—	306,120	—	306,120
United States	3,654,843	—	—	3,654,843
Zambia	1,213,870	—	—	1,213,870
Money Market Fund	53,110	—	—	53,110
Total Investments	$13,289,837	$18,234,676	$0	$31,524,513

See Notes to Financial Statements

16

VANECK DIGITAL INDIA ETF

SCHEDULE OF INVESTMENTS

December 31, 2025

	Number of Shares	Value
COMMON STOCKS: 99.7%
Capital Goods: 0.6%
IndiaMart InterMesh Ltd. 144A	2,355	$58,298
Zen Technologies Ltd.	3,773	57,568
		115,866
Commercial & Professional Services: 2.7%
Computer Age Management Services Ltd.	21,118	174,357
eClerx Services Ltd.	1,463	76,421
Firstsource Solutions Ltd.	22,585	84,416
L&T Technology Services Ltd. 144A	1,717	85,316
Sagility Ltd.	131,733	76,247
		496,757
Consumer Discretionary Distribution & Retail: 0.6%
Cartrade Tech Ltd.*	3,709	116,721
Consumer Durables & Apparel: 2.5%
Dixon Technologies India Ltd.	3,361	453,458
Consumer Services: 10.8%
Eternal Ltd.*	320,163	992,179
MakeMyTrip Ltd. *	4,061	333,489
Swiggy Ltd.*	148,849	640,754
		1,966,422
Energy: 8.1%
Reliance Industries Ltd. 144A (GDR)	21,493	1,504,900
Financial Services: 8.7%
Angel One Ltd.	5,112	133,427
Indian Energy Exchange Ltd. 144A	37,258	55,690
Jio Financial Services Ltd.	249,206	818,476
Kfin Technologies Ltd.	8,674	104,663
One 97 Communications Ltd.*	34,903	504,819
		1,617,075
Health Care Equipment & Services: 0.5%
Inventurus Knowledge Solutions Ltd.*	5,267	97,144
Insurance: 3.8%
PB Fintech Ltd.*	34,274	697,081
Media & Entertainment: 3.4%
Affle 3i Ltd.*	5,398	108,161
Info Edge India Ltd.	34,282	508,907
		617,068
Software & Services: 41.9%
Birlasoft Ltd.	12,351	59,568
Coforge Ltd.	23,125	428,430
Cyient Ltd.	6,158	76,723
HCL Technologies Ltd.	59,382	1,073,234
Hexaware Technologies Ltd.	13,026	111,001
Infosys Ltd. (ADR)	70,980	1,264,864
Intellect Design Arena Ltd.	5,936	64,191
KPIT Technologies Ltd.	14,260	186,187
LTIMindtree Ltd. 144A	5,815	392,747
Mphasis Ltd.	7,473	231,947
Oracle Financial Services Software Ltd.	2,003	171,612
	Number of Shares	Value
Software & Services (continued)
Persistent Systems Ltd.	8,744	$610,455
Tata Consultancy Services Ltd.	33,605	1,200,679
Tata Elxsi Ltd.	2,975	173,643
Tata Technologies Ltd.	15,568	111,493
Tech Mahindra Ltd.	45,946	813,825
Wipro Ltd. (ADR)	241,422	685,638
Zensar Technologies Ltd.	8,724	68,324
		7,724,561
Technology Hardware & Equipment: 1.5%
Kaynes Technology India Ltd.*	2,629	117,400
Redington Ltd.	44,665	135,461
Tejas Networks Ltd. 144A	6,961	34,904
		287,765
Telecommunication Services: 14.6%
Bharti Airtel Ltd.	63,816	1,497,856
Bharti Hexacom Ltd.	6,395	129,988
HFCL Ltd.	73,813	55,742
Indus Towers Ltd. *	112,482	524,586
Tata Communications Ltd.	9,964	202,364
Vodafone Idea Ltd.*	2,309,690	276,895
		2,687,431
Total Common Stocks (Cost: $15,688,840)		18,382,249

Total Investments: 99.7% (Cost: $15,688,840)		18,382,249
Other assets less liabilities: 0.3%		49,651
NET ASSETS: 100.0%		$18,431,900

See Notes to Financial Statements

17

VANECK DIGITAL INDIA ETF

SCHEDULE OF INVESTMENTS

(continued)

Definitions:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Footnotes:

*	Non-income producing

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $2,131,855, or 11.6% of net assets.

The summary of inputs used to value the Fund’s investments as of December 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Capital Goods	$—	$115,866	$—	$115,866
Commercial & Professional Services	—	496,757	—	496,757
Consumer Discretionary Distribution & Retail	—	116,721	—	116,721
Consumer Durables & Apparel	—	453,458	—	453,458
Consumer Services	333,489	1,632,933	—	1,966,422
Energy	—	1,504,900	—	1,504,900
Financial Services	—	1,617,075	—	1,617,075
Health Care Equipment & Services	—	97,144	—	97,144
Insurance	—	697,081	—	697,081
Media & Entertainment	—	617,068	—	617,068
Software & Services	1,950,502	5,774,059	—	7,724,561
Technology Hardware & Equipment	—	287,765	—	287,765
Telecommunication Services	—	2,687,431	—	2,687,431
Total Investments	$2,283,991	$16,098,258	$—	$18,382,249

See Notes to Financial Statements

18

VANECK GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

December 31, 2025

	Number of Shares	Value
COMMON STOCKS: 99.9%
Australia: 8.7%
Capricorn Metals Ltd. *	17,302,077	$163,581,878
Evolution Mining Ltd. †	52,394,106	438,143,907
Genesis Minerals Ltd. * †	36,987,375	176,798,601
Northern Star Resources Ltd. †	52,119,091	916,485,855
Perseus Mining Ltd.	50,587,961	190,036,734
Ramelius Resources Ltd. †	80,836,585	222,166,006
Westgold Resources Ltd.	33,939,367	144,038,980
		2,251,251,961
Brazil: 5.0%
Wheaton Precious Metals Corp. (USD) †	10,914,146	1,282,630,438
Burkina Faso: 1.6%
IAMGOLD Corp. (USD) *	24,451,603	403,206,934
Canada: 48.0%
Agnico Eagle Mines Ltd. (USD) †	13,552,819	2,297,609,405
Alamos Gold, Inc. (USD) †	18,518,293	714,435,744
Artemis Gold, Inc. * †	7,363,092	197,083,236
B2Gold Corp. (USD) †	56,781,795	256,085,895
Barrick Mining Corp. (USD)	42,855,038	1,866,336,905
Discovery Silver Corp. *	31,852,772	194,730,060
DPM Metals, Inc.	9,116,987	282,139,404
Equinox Gold Corp. (USD) * †	36,922,174	518,387,323
First Majestic Silver Corp. (USD) †	21,866,766	364,300,322
Fortuna Mining Corp. (USD) * †	13,046,081	127,982,055
Franco-Nevada Corp. (USD) †	5,922,598	1,227,636,113
G Mining Ventures Corp. *	7,960,696	240,955,154
K92 Mining, Inc. * †	9,234,796	152,863,411
Kinross Gold Corp. (USD) †	40,523,159	1,141,132,157
Lundin Gold, Inc. †	4,030,414	335,252,821
New Gold, Inc. (USD) *	37,250,672	324,453,353
OceanaGold Corp.	10,094,095	286,456,535
OR Royalties, Inc. (USD) †	6,379,582	225,773,407
Pan American Silver Corp. (USD)	19,857,271	1,028,805,210
Seabridge Gold, Inc. (USD) * †	3,959,240	117,153,912
SSR Mining, Inc. (USD) *	8,422,074	184,611,862
Torex Gold Resources, Inc. †	3,795,394	181,470,088
Wesdome Gold Mines Ltd. * †	7,103,192	117,838,108
		12,383,492,480
China: 1.1%
Zhaojin Mining Industry Co. Ltd. (HKD)	74,351,000	293,547,272
Indonesia: 2.1%
Amman Mineral Internasional PT *	733,746,300	282,491,666
Bumi Resources Minerals Tbk PT *	3,873,247,700	255,285,837
		537,777,503
	Number of Shares	Value
Mexico: 4.1%
Fresnillo PLC (GBP)	9,320,320	$414,702,835
Industrias Penoles SAB de CV *	9,451,398	497,678,831
Orla Mining Ltd. (USD) * †	10,517,364	141,668,893
		1,054,050,559
Peru: 0.9%
Cia de Minas Buenaventura SAA (ADR)	8,761,515	243,832,962
South Africa: 6.3%
Gold Fields Ltd. (ADR) †	28,613,101	1,249,247,990
Harmony Gold Mining Co. Ltd. (ADR) †	19,652,474	391,084,232
		1,640,332,222
Turkey: 1.1%
Eldorado Gold Corp. (USD) *	7,827,465	281,162,543
United Kingdom: 6.6%
Anglogold Ashanti PLC (USD) †	14,907,922	1,271,347,588
Endeavour Mining PLC	8,181,284	426,531,703
		1,697,879,291
United States: 14.4%
Coeur Mining, Inc. *	22,421,139	399,768,908
Hecla Mining Co.	21,361,183	409,921,102
Newmont Corp.	22,702,076	2,266,802,289
Royal Gold, Inc.	2,860,611	635,885,219
		3,712,377,518
Total Common Stocks (Cost: $14,009,901,989)		25,781,541,683

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.3%
Money Market Fund: 0.3% (Cost: $64,968,841)
State Street Navigator Securities Lending Government Money Market Portfolio 3.80%(a)	64,968,841	64,968,841

Total Investments: 100.2% (Cost: $14,074,870,830)		25,846,510,524
Liabilities in excess of other assets: (0.2)%		(45,282,751)
NET ASSETS: 100.0%		$25,801,227,773

See Notes to Financial Statements

19

VANECK GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

(continued)

Definitions:

ADR	American Depositary Receipt
GBP	British Pound
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

(a)	The rate shown is the 7-day yield as of 12/31/25.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $984,067,359.

The summary of inputs used to value the Fund’s investments as of December 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$2,251,251,961	$—	$2,251,251,961
Brazil	1,282,630,438	—	—	1,282,630,438
Burkina Faso	403,206,934	—	—	403,206,934
Canada	12,383,492,480	—	—	12,383,492,480
China	—	293,547,272	—	293,547,272
Indonesia	—	537,777,503	—	537,777,503
Mexico	639,347,724	414,702,835	—	1,054,050,559
Peru	243,832,962	—	—	243,832,962
South Africa	1,640,332,222	—	—	1,640,332,222
Turkey	281,162,543	—	—	281,162,543
United Kingdom	1,271,347,588	426,531,703	—	1,697,879,291
United States	3,712,377,518	—	—	3,712,377,518
Money Market Fund	64,968,841	—	—	64,968,841
Total Investments	$21,922,699,250	$3,923,811,274	$—	$25,846,510,524

See Notes to Financial Statements

20

VANECK INDIA GROWTH LEADERS ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS

December 31, 2025

	Number of Shares	Value
COMMON STOCKS: 100.1%
Automobiles & Components: 4.4%
Banco Products India Ltd.	20,376	$156,423
Eicher Motors Ltd.	58,606	4,770,683
Gabriel India Ltd.	29,694	333,894
		5,261,000
Banks: 22.4%
Bank of Baroda	892,844	2,942,433
Bank of India	576,352	923,785
Bank of Maharashtra	747,324	516,225
Canara Bank	1,507,179	2,599,339
ICICI Bank Ltd.	358,881	5,371,220
IDBI Bank Ltd.	2,651,815	3,040,325
Indian Bank	168,542	1,571,250
Jammu & Kashmir Bank Ltd.	199,754	223,110
Karur Vysya Bank Ltd.	417,431	1,225,907
State Bank of India	622,811	6,812,985
Union Bank of India Ltd.	930,952	1,594,428
		26,821,007
Capital Goods: 20.3%
Balu Forge Industries Ltd.	14,930	100,730
Bharat Electronics Ltd.	1,354,378	6,028,606
Cummins India Ltd.	62,428	3,080,877
Elecon Engineering Co. Ltd.	39,354	211,272
Enviro Infra Engineers Ltd. *	25,517	58,384
Force Motors Ltd.	917	209,987
GE Vernova T&D India Ltd.	61,078	2,128,706
HBL Engineering Ltd.	53,267	549,319
Hindustan Aeronautics Ltd.	90,139	4,405,879
IndiaMart InterMesh Ltd. 144A	14,416	356,865
Polycab India Ltd.	30,710	2,606,470
Sanghvi Movers Ltd.	17,835	68,595
Shaily Engineering Plastics Ltd.	9,840	247,687
Shakti Pumps India Ltd.	25,670	206,870
Suzlon Energy Ltd. *	5,512,941	3,235,622
TD Power Systems Ltd.	50,298	392,907
Transformers & Rectifiers India Ltd.	46,053	146,424
Transrail Lighting Ltd.	13,098	81,296
		24,116,496
Commercial & Professional Services: 1.5%
BLS International Services Ltd.	51,961	185,863
Doms Industries Ltd.	8,135	236,905
eClerx Services Ltd.	10,623	554,903
International Gemmological Institute India Ltd.	48,217	180,219
Sagility Ltd.	757,840	438,636
		1,596,526
Consumer Discretionary Distribution & Retail: 3.9%
Trent Ltd.	96,534	4,603,788
Energy: 4.0%
Coal India Ltd.	1,061,644	4,715,944
Financial Services: 9.8%
Aditya Birla Sun Life Asset Management Co. Ltd.	34,398	308,542
Authum Investment & Infrastucture Ltd.	9,511	331,778
	Number of Shares	Value
Financial Services (continued)
HDFC Asset Management Co. Ltd. 144A	93,040	$2,767,479
Kfin Technologies Ltd.	35,897	433,143
Multi Commodity Exchange of India Ltd.	21,272	2,638,934
Muthoot Finance Ltd.	47,257	2,004,451
Nippon Life India Asset Management Ltd. 144A	82,447	807,653
REC Ltd.	572,626	2,277,002
		11,568,982
Food, Beverage & Tobacco: 0.8%
Godfrey Phillips India Ltd.	19,148	588,289
Manorama Industries Ltd.	8,016	119,343
Tilaknagar Industries Ltd.	47,976	244,614
		952,246
Health Care Equipment & Services: 0.1%
Yatharth Hospital & Trauma Care Services Ltd.*	15,918	120,751
Materials: 5.3%
AGI Greenpac Ltd.	9,378	78,412
Ashapura Minechem Ltd.	16,581	162,094
Chambal Fertilisers and Chemicals Ltd.	74,173	398,375
Coromandel International Ltd.	60,763	1,533,307
Deepak Fertilisers & Petrochemicals Corp. Ltd.	31,373	449,956
National Aluminium Co. Ltd.	397,947	1,390,812
NMDC Ltd.	1,541,646	1,427,114
Sarda Energy & Minerals Ltd.	45,148	261,557
Sharda Cropchem Ltd.	12,030	117,067
Welspun Corp. Ltd.	50,743	460,388
		6,279,082
Pharmaceuticals, Biotechnology & Life Sciences: 8.3%
Alkem Laboratories Ltd.	20,513	1,256,434
Blue Jet Healthcare Ltd.	9,596	56,662
Caplin Point Laboratories Ltd.	9,321	190,760
Dr. Reddy’s Laboratories Ltd.	286,636	4,053,460
Lupin Ltd.	112,113	2,633,446
Natco Pharma Ltd.	42,744	430,037
Vimta Labs Ltd.	5,658	38,043
Zydus Lifesciences Ltd.	114,635	1,167,833
		9,826,675
Real Estate Management & Development: 0.1%
Arkade Developers Ltd.	25,070	37,847
NESCO Ltd.	9,542	130,186
		168,033
Semiconductors & Semiconductor Equipment: 0.7%
WAAREE Energies Ltd.	22,237	735,412
Websol Energy System Ltd.*	140,908	140,658
		876,070
Software & Services: 10.8%
Infosys Ltd. (ADR)	335,608	5,980,535
KPIT Technologies Ltd.	71,145	928,912
Tata Consultancy Services Ltd.	165,200	5,902,460
		12,811,907

See Notes to Financial Statements

21

VANECK INDIA GROWTH LEADERS ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS

(continued)

	Number of Shares	Value
Technology Hardware & Equipment: 0.3%
Genus Power Infrastructures Ltd.	48,491	$162,951
Netweb Technologies India Ltd.	5,802	200,704
		363,655
Telecommunication Services: 7.4%
Bharti Airtel Ltd.	266,019	6,243,860
Indus Towers Ltd.*	581,220	2,710,657
		8,954,517
Total Common Stocks (Cost: $101,385,473)		119,036,679

Total Investments: 100.1% (Cost: $101,385,473)		119,036,679
Liabilities in excess of other assets: (0.1)%		(59,996)
NET ASSETS: 100.0%		$118,976,683

Definitions:

ADR	American Depositary Receipt

Footnotes:

*	Non-income producing
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $3,931,997, or 3.3% of net assets.

The summary of inputs used to value the Fund’s investments as of December 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$—	$5,261,000	$—	$5,261,000
Banks	—	26,821,007	—	26,821,007
Capital Goods	2,128,706	21,987,790	—	24,116,496
Commercial & Professional Services	—	1,596,526	—	1,596,526
Consumer Discretionary Distribution & Retail	—	4,603,788	—	4,603,788
Energy	—	4,715,944	—	4,715,944
Financial Services	—	11,568,982	—	11,568,982
Food, Beverage & Tobacco	—	952,246	—	952,246
Health Care Equipment & Services	—	120,751	—	120,751
Materials	162,094	6,116,988	—	6,279,082
Pharmaceuticals, Biotechnology & Life Sciences	—	9,826,675	—	9,826,675
Real Estate Management & Development	—	168,033	—	168,033
Semiconductors & Semiconductor Equipment	140,658	735,412	—	876,070
Software & Services	5,980,535	6,831,372	—	12,811,907
Technology Hardware & Equipment	—	363,655	—	363,655
Telecommunication Services	—	8,954,517	—	8,954,517
Total Investments	$8,411,993	$110,624,686	$—	$119,036,679

See Notes to Financial Statements

22

VANECK INDONESIA INDEX ETF

SCHEDULE OF INVESTMENTS

December 31, 2025

	Number of Shares	Value
COMMON STOCKS: 99.8%
Banks: 26.1%
Bank Central Asia Tbk PT	9,832,000	$4,747,840
Bank Jago Tbk PT *	1,475,100	174,309
Bank Mandiri Persero Tbk PT	13,977,804	4,262,297
Bank Negara Indonesia Persero Tbk PT	5,732,264	1,497,619
Bank Rakyat Indonesia Persero Tbk PT	21,691,733	4,750,635
		15,432,700
Capital Goods: 6.1%
Astra International Tbk PT	7,489,900	3,006,121
Jardine Cycle & Carriage Ltd.†	23,188	609,803
		3,615,924
Consumer Discretionary Distribution & Retail: 2.9%
GoTo Gojek Tokopedia Tbk PT*	382,073,600	1,460,965
Mitra Adiperkasa Tbk PT	3,205,900	223,697
		1,684,662
Consumer Staples Distribution & Retail: 1.6%
Sumber Alfaria Trijaya Tbk PT	8,182,700	967,319
Energy: 14.4%
Adaro Andalan Indonesia PT	583,000	243,523
AKR Corporindo Tbk PT	2,847,800	214,830
Alamtri Resources Indonesia Tbk PT	5,212,000	564,817
Banpu PCL (NVDR)	3,632,829	566,194
Bukit Asam Tbk PT	1,543,400	213,515
Bumi Resources Tbk PT *	54,147,000	1,187,106
Dian Swastatika Sentosa Tbk PT *	544,100	3,295,598
Indo Tambangraya Megah Tbk PT	155,900	204,330
Petrindo Jaya Kreasi Tbk PT	7,088,300	991,721
United Tractors Tbk PT	602,769	1,065,708
		8,547,342
Financial Services: 1.0%
Indokripto Koin Semesta Tbk PT*	2,492,100	590,092
Food, Beverage & Tobacco: 5.3%
Charoen Pokphand Indonesia Tbk PT	2,455,800	663,301
First Pacific Co. Ltd.	811,250	620,978
Golden Agri-Resources Ltd.	1,848,900	409,274
Indofood CBP Sukses Makmur Tbk PT	873,200	428,586
Indofood Sukses Makmur Tbk PT	1,730,400	701,724
Japfa Comfeed Indonesia Tbk PT	2,079,700	325,831
		3,149,694
Health Care Equipment & Services: 1.1%
Medikaloka Hermina Tbk PT	4,178,800	344,989
Mitra Keluarga Karyasehat Tbk PT	1,973,197	281,631
		626,620
Household & Personal Products: 0.6%
Unilever Indonesia Tbk PT	2,255,500	351,682
	Number of Shares	Value
Materials: 22.2%
Amman Mineral Internasional PT*	5,715,800	$2,200,578
Aneka Tambang Tbk	3,314,800	624,448
Avia Avian Tbk PT	6,104,100	184,433
Barito Pacific Tbk PT *	10,714,148	2,094,886
Bumi Resources Minerals Tbk PT *	30,173,500	1,988,736
Chandra Asri Pacific Tbk PT	5,113,836	2,141,824
Indah Kiat Pulp & Paper Tbk PT	927,400	471,534
Indocement Tunggal Prakarsa Tbk PT	568,000	254,086
Merdeka Battery Materials Tbk PT *	15,747,500	535,737
Merdeka Copper Gold Tbk PT *	5,401,195	735,875
Nickel Industries Ltd.	855,377	473,897
Pabrik Kertas Tjiwi Kimia Tbk PT	490,700	213,547
Petrosea Tbk PT	1,113,100	726,018
Semen Indonesia Persero Tbk PT	1,304,062	205,642
Vale Indonesia Tbk PT	872,400	270,411
		13,121,652
Media & Entertainment: 0.5%
Elang Mahkota Teknologi Tbk PT	4,839,200	313,513
Pharmaceuticals, Biotechnology & Life Sciences: 0.9%
Kalbe Farma Tbk PT	7,748,300	559,006
Real Estate Management & Development: 1.5%
Bumi Serpong Damai Tbk PT*	2,837,100	153,709
Ciputra Development Tbk PT	3,433,595	170,492
Pantai Indah Kapuk Dua Tbk PT	714,337	538,375
		862,576
Telecommunication Services: 8.1%
Indosat Tbk PT	2,033,300	282,617
Sarana Menara Nusantara Tbk PT	8,151,500	285,810
Telkom Indonesia Persero Tbk PT (ADR) †	176,056	3,705,979
XLSMART Telecom Sejahtera Tbk PT	2,438,275	548,338
		4,822,744
Transportation: 0.3%
Jasa Marga Persero Tbk PT	858,150	175,119
Utilities: 7.2%
Barito Renewables Energy Tbk PT*	5,671,100	3,297,017
Chandra Daya Investasi Tbk PT *	4,919,600	492,698
Perusahaan Gas Negara Tbk PT	4,108,300	469,456
		4,259,171
Total Common Stocks (Cost: $61,905,941)		59,079,816

See Notes to Financial Statements

23

VANECK INDONESIA INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.3%
Money Market Fund: 2.3% (Cost: $1,364,762)
State Street Navigator Securities Lending Government Money Market Portfolio 3.80%(a)	1,364,762	$1,364,762
Total Investments: 102.1% (Cost: $63,270,703)		60,444,578
Liabilities in excess of other assets: (2.1)%		(1,218,113)
NET ASSETS: 100.0%		$59,226,465

Definitions:

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt

Footnotes:

(a)	Rate shown is the 7-day yield as of 12/31/25.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $3,666,493.

The summary of inputs used to value the Fund’s investments as of December 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$—	$15,432,700	$—	$15,432,700
Capital Goods	—	3,615,924	—	3,615,924
Consumer Discretionary Distribution & Retail	—	1,684,662	—	1,684,662
Consumer Staples Distribution & Retail	—	967,319	—	967,319
Energy	3,295,598	5,251,744	—	8,547,342
Financial Services	—	590,092	—	590,092
Food, Beverage & Tobacco	—	3,149,694	—	3,149,694
Health Care Equipment & Services	281,631	344,989	—	626,620
Household & Personal Products	351,682	—	—	351,682
Materials	—	13,121,652	—	13,121,652
Media & Entertainment	—	313,513	—	313,513
Pharmaceuticals, Biotechnology & Life Sciences	—	559,006	—	559,006
Real Estate Management & Development	—	862,576	—	862,576
Telecommunication Services	4,254,317	568,427	—	4,822,744
Transportation	—	175,119	—	175,119
Utilities	492,698	3,766,473	—	4,259,171
Money Market Fund	1,364,762	—	—	1,364,762
Total Investments	$10,040,688	$50,403,890	$—	$60,444,578

See Notes to Financial Statements

24

VANECK ISRAEL ETF

SCHEDULE OF INVESTMENTS

December 31, 2025

	Number of Shares	Value
COMMON STOCKS: 99.9%
Automobiles & Components: 0.5%
Mobileye Global, Inc.*	52,900	$552,276
Banks: 23.5%
Bank Hapoalim BM	385,425	8,710,204
Bank Leumi Le-Israel BM	457,741	10,079,484
FIBI Holdings Ltd.	5,750	479,723
First International Bank Of Israel Ltd.	19,619	1,541,658
Israel Discount Bank Ltd.	358,525	3,804,323
Mizrahi Tefahot Bank Ltd.	51,771	3,614,198
		28,229,590
Capital Goods: 6.3%
Ashtrom Group Ltd.	10,568	232,667
Elbit Systems Ltd.	10,105	5,837,760
Electra Ltd.	8,698	297,253
Kornit Digital Ltd. *	12,742	183,230
Shapir Engineering and Industry Ltd.	33,807	332,247
Shikun & Binui Ltd. *	83,444	482,136
Stratasys Ltd.*	19,475	169,043
		7,534,336
Commercial & Professional Services: 0.5%
Fiverr International Ltd.*	10,501	207,500
Hilan Ltd.	4,421	366,082
		573,582
Consumer Discretionary Distribution & Retail: 1.3%
Global-e Online Ltd.* †	40,843	1,605,538
Consumer Durables & Apparel: 0.2%
Delta Galil Ltd.	3,865	210,889
Consumer Services: 0.3%
Fattal Holdings 1998 Ltd.*	1,559	318,858
Consumer Staples Distribution & Retail: 0.7%
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	3,124	344,737
Shufersal Ltd.	42,252	526,823
		871,560
Energy: 1.8%
Delek Group Ltd.	3,442	917,903
Energean PLC †	41,006	486,740
Oil Refineries Ltd.	800,865	249,022
Paz Retail And Energy Ltd.	2,069	464,163
		2,117,828
Financial Services: 2.7%
Etoro Group Ltd.*	13,173	462,768
Isracard Ltd.	73,761	361,294
Payoneer Global, Inc. *	84,678	475,890
Plus500 Ltd.	17,953	875,000
Tel Aviv Stock Exchange Ltd.	34,852	1,037,793
		3,212,745
Food, Beverage & Tobacco: 0.5%
Strauss Group Ltd.	16,282	567,252
	Number of Shares	Value
Health Care Equipment & Services: 0.6%
Inmode Ltd.*	22,693	$333,360
Novocure Ltd. *	21,604	279,340
OPKO Health, Inc.*	137,019	172,644
		785,344
Household & Personal Products: 0.3%
Oddity Tech Ltd.*	10,688	429,444
Insurance: 8.3%
Clal Insurance Enterprises Holdings Ltd.	24,081	1,552,642
Harel Insurance Investments & Financial Services Ltd.	42,603	1,660,003
Lemonade, Inc. * †	21,915	1,559,910
Menora Mivtachim Holdings Ltd.	8,684	1,086,864
Migdal Insurance & Financial Holdings Ltd. *	218,980	1,061,789
Phoenix Financial Ltd.	74,469	3,077,503
		9,998,711
Materials: 1.0%
ICL Group Ltd.†	160,357	915,638
Israel Corp. Ltd.	1,061	306,170
		1,221,808
Media & Entertainment: 0.3%
Playtika Holding Corp.†	37,194	146,916
Taboola.com Ltd.*	61,593	283,944
		430,860
Pharmaceuticals, Biotechnology & Life Sciences: 10.5%
Teva Pharmaceutical Industries Ltd. (ADR)*	403,552	12,594,858
Real Estate Management & Development: 4.2%
Airport City Ltd.*	14,744	288,463
Alony Hetz Properties & Investments Ltd.	35,290	434,181
Amot Investments Ltd.	55,868	438,388
Azrieli Group Ltd.	13,685	1,550,311
Big Shopping Centers Ltd.	4,030	968,755
Melisron Ltd.	7,177	931,633
Mivne Real Estate KD Ltd.	92,884	454,741
		5,066,472
Semiconductors & Semiconductor Equipment: 5.4%
Camtek Ltd.* †	9,297	988,690
Nova Ltd. * †	6,163	2,023,868
SolarEdge Technologies, Inc. * †	14,437	416,507
Tower Semiconductor Ltd.*	25,719	3,019,925
		6,448,990
Software & Services: 24.1%
Amdocs Ltd.	30,590	2,462,801
Cellebrite DI Ltd. *	45,973	828,893
Check Point Software Technologies Ltd. *	28,633	5,313,139
CyberArk Software Ltd. *	16,494	7,357,314
Formula Systems 1985 Ltd.	2,142	361,490
JFrog Ltd. *	38,682	2,416,078

See Notes to Financial Statements

25

VANECK ISRAEL ETF

SCHEDULE OF INVESTMENTS

(continued)

	Number of Shares	Value
Software & Services (continued)
Matrix IT Ltd.	7,456	$326,645
Monday.com Ltd. *	12,597	1,858,813
Nice Ltd. (ADR) * †	23,204	2,622,980
One Software Technologies Ltd.	10,034	277,422
Pagaya Technologies Ltd. *	20,585	430,227
Radware Ltd. *	8,582	206,740
SentinelOne, Inc. *	104,017	1,560,255
Varonis Systems, Inc. *	35,037	1,149,214
Wix.com Ltd.*	17,579	1,826,282
		28,998,293
Technology Hardware & Equipment: 1.2%
Next Vision Stabilized Systems Ltd.	22,274	1,467,016
Telecommunication Services: 1.3%
Bezeq The Israeli Telecommunication Corp. Ltd.	688,424	1,535,542
Transportation: 0.7%
ZIM Integrated Shipping Services Ltd.†	42,623	904,886
Utilities: 3.7%
Energix-Renewable Energies Ltd.	64,691	327,165
Enlight Renewable Energy Ltd. *	27,822	1,263,783
Kenon Holdings Ltd.	4,145	273,011
OPC Energy Ltd. *	27,300	638,415
Ormat Technologies, Inc.	17,365	1,918,311
		4,420,685
Total Common Stocks (Cost: $67,624,034)		120,097,363

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.2%
Money Market Fund: 3.2% (Cost: $3,827,302)
State Street Navigator Securities Lending Government Money Market Portfolio 3.80%(a)	3,827,302	3,827,302

Total Investments: 103.1% (Cost: $71,451,336)		123,924,665
Liabilities in excess of other assets: (3.1)%		(3,708,006)
NET ASSETS: 100.0%		$120,216,659

Definitions:

ADR	American Depositary Receipt

Footnotes:

(a)	Rate shown is the 7-day yield as of 12/31/25.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $9,075,697.

See Notes to Financial Statements

26

The summary of inputs used to value the Fund’s investments as of December 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$552,276	$—	$—	$552,276
Banks	—	28,229,590	—	28,229,590
Capital Goods	6,190,033	1,344,303	—	7,534,336
Commercial & Professional Services	207,500	366,082	—	573,582
Consumer Discretionary Distribution & Retail	1,605,538	—	—	1,605,538
Consumer Durables & Apparel	210,889	—	—	210,889
Consumer Services	—	318,858	—	318,858
Consumer Staples Distribution & Retail	344,737	526,823	—	871,560
Energy	713,185	1,404,643	—	2,117,828
Financial Services	938,658	2,274,087	—	3,212,745
Food, Beverage & Tobacco	—	567,252	—	567,252
Health Care Equipment & Services	785,344	—	—	785,344
Household & Personal Products	429,444	—	—	429,444
Insurance	1,559,910	8,438,801	—	9,998,711
Materials	915,638	306,170	—	1,221,808
Media & Entertainment	430,860	—	—	430,860
Pharmaceuticals, Biotechnology & Life Sciences	12,594,858	—	—	12,594,858
Real Estate Management & Development	—	5,066,472	—	5,066,472
Renewable Energy	2,334,818	—	—	2,334,818
Semiconductors & Semiconductor Equipment	6,032,483	—	—	6,032,483
Software & Services	28,032,736	965,557	—	28,998,293
Technology Hardware & Equipment	—	1,467,016	—	1,467,016
Telecommunication Services	—	1,535,542	—	1,535,542
Transportation	904,886	—	—	904,886
Utilities	—	2,502,374	—	2,502,374
Money Market Fund	3,827,302	—	—	3,827,302
Total Investments	$68,611,095	$55,313,570	$—	$123,924,665

See Notes to Financial Statements

27

VANECK JUNIOR GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

December 31, 2025

	Number of Shares	Value
COMMON STOCKS: 99.8%
Australia: 15.0%
Alkane Resources Ltd. *	23,161,505	$20,615,897
Aurelia Metals Ltd. *	37,116,054	6,161,473
Australian Strategic Materials Ltd. *	1	0
Bellevue Gold Ltd. *	25,976,818	29,052,573
Black Cat Syndicate Ltd. * †	18,460,518	15,130,914
Capricorn Metals Ltd. *	10,000,132	94,545,896
Catalyst Metals Ltd. *	6,857,812	33,326,439
Emerald Resources NL * †	13,131,677	54,582,581
Evolution Mining Ltd.	30,279,754	253,213,400
Firefinch Ltd. †∞	54,133,739	2,129,845
Genesis Minerals Ltd. * †	21,375,884	102,176,118
Greatland Resources Ltd. * †	14,952,761	102,854,919
Kingsgate Consolidated Ltd. * †	7,536,244	28,122,230
Meeka Metals Ltd. *	81,395,914	14,264,211
Ora Banda Mining Ltd. *	36,425,135	36,793,300
Pantoro Gold Ltd. *	7,376,131	23,799,851
Perseus Mining Ltd.	29,235,758	109,825,893
Ramelius Resources Ltd.	46,712,321	128,381,101
Regis Resources Ltd.	16,605,617	82,758,147
Resolute Mining Ltd. *	47,947,015	38,804,908
St Barbara Ltd. * †	27,944,249	10,726,626
Vault Minerals Ltd. *	25,649,146	92,245,559
West African Resources Ltd. *	24,375,051	48,214,760
Westgold Resources Ltd. †	19,613,999	83,241,989
		1,410,968,630
Burkina Faso: 2.5%
IAMGOLD Corp. (USD) *	14,130,659	233,014,567

Canada: 47.5%
Alamos Gold, Inc. (USD) †	15,397,112	594,020,581
Allied Gold Corp. *	2,357,481	54,089,205
Artemis Gold, Inc. *	4,254,852	113,886,938
Aya Gold & Silver, Inc. * †	3,403,071	48,758,938
B2Gold Corp. (USD) †	32,815,857	147,999,515
Centerra Gold, Inc. (USD)	4,306,547	61,885,080
Dakota Gold Corp. (USD) *	2,781,738	15,800,272
Discovery Silver Corp. *	18,359,875	112,242,023
DPM Metals, Inc.	5,255,018	162,624,741
Endeavour Silver Corp. (USD) * †	8,085,201	76,000,889
Equinox Gold Corp. (USD) *	36,757,359	516,073,320
First Majestic Silver Corp. (USD)	12,637,758	210,545,048
Fortuna Mining Corp. (USD) *	7,539,008	73,957,668
Future Mineral Resources, Inc. *	168,999	35,137
G Mining Ventures Corp. * †	4,588,523	138,885,879
Gold Royalty Corp. (USD) * †	4,734,925	19,129,097
GoldMining, Inc. (USD) * †	6,091,014	7,613,767
K92 Mining, Inc. * †	5,336,877	88,341,229
Lundin Gold, Inc.	2,329,257	193,749,322
McEwen, Inc. (USD) * †	1,353,984	25,062,244
	Number of Shares	Value
Canada (continued)
Metalla Royalty & Streaming Ltd. (USD) *	2,110,951	$16,423,199
New Found Gold Corp. * †	4,973,484	14,730,874
New Gold, Inc. (USD) *	21,528,056	187,509,368
NorthX Nickel Corp. * †	179,304	28,778
Novagold Resources, Inc. (USD) * †	6,305,925	58,771,221
OceanaGold Corp.	5,833,642	165,550,738
OR Royalties, Inc. (USD) †	3,686,655	130,470,720
Pan American Silver Corp. (USD)	12,672,949	656,585,489
Seabridge Gold, Inc. (USD) * †	2,288,115	67,705,323
Silvercorp Metals, Inc. (USD) †	5,668,561	47,275,799
Skeena Resources Ltd. (USD) * †	2,726,127	64,690,994
SSR Mining, Inc. (USD) *	4,867,048	106,685,692
Torex Gold Resources, Inc.	2,193,392	104,873,180
Triple Flag Precious Metals Corp. (USD)	2,113,832	70,221,499
Victoria Gold Corp. * †∞	1,722,275	0
Vizsla Silver Corp. (USD) * †	9,404,143	51,440,662
Wesdome Gold Mines Ltd. *	4,105,111	68,101,568
		4,471,765,997
Cayman Islands: 0.0%
Blue Gold Ltd. (USD) * †	364,008	698,896
China: 2.5%
Chifeng Jilong Gold Mining Co. Ltd. (HKD) †	5,319,200	20,448,983
Wanguo Gold Group Ltd. (HKD) †	42,681,000	41,841,286
Zhaojin Mining Industry Co. Ltd. (HKD)	42,968,200	169,643,957
		231,934,226
Colombia: 0.8%
Aris Mining Corp. (USD) *	4,681,362	75,978,505
Indonesia: 1.6%
Bumi Resources Minerals Tbk PT *	2,237,980,400	147,505,335
Jersey, Channel Islands: 0.1%
Caledonia Mining Corp. PLC (USD)	434,397	11,368,170
Mexico: 4.3%
Avino Silver & Gold Mines Ltd. (USD) * †	4,494,747	27,912,379
Industrias Penoles SAB de CV *	5,462,363	287,629,664
Luca Mining Corp. (CAD) * †	6,859,628	7,456,389
Orla Mining Ltd. (USD) *	6,062,185	81,657,632
		404,656,064
Peru: 2.1%
Cia de Minas Buenaventura SAA (ADR)	5,063,517	140,917,678
Hochschild Mining PLC (GBP)	8,423,484	57,784,527
		198,702,205

See Notes to Financial Statements

28

	Number of Shares	Value
South Africa: 2.7%
DRDGOLD Ltd. (ADR)	938,370	$29,098,854
Harmony Gold Mining Co. Ltd. (ADR)	11,357,565	226,015,543
		255,114,397
Turkey: 2.2%
Eldorado Gold Corp. (USD) *	4,523,605	162,487,892
TR Anadolu Metal Madencilik Isletmeleri AS *	5,446,269	13,205,793
Turk Altin Isletmeleri AS *	28,089,705	26,721,974
		202,415,659
United Kingdom: 3.2%
Endeavour Mining PLC	4,728,449	246,517,955
Pan African Resources PLC	31,415,930	51,031,750
		297,549,705
United States: 15.3%
Aura Minerals, Inc. (BRL) (BDR)	3,370,262	55,334,673
Coeur Mining, Inc. *	30,339,603	540,955,122
Contango ORE, Inc. * †	354,392	9,359,493
GoGold Resources, Inc. (CAD) *	12,651,714	26,858,645
Hecla Mining Co.	12,343,333	236,868,560
	Number of Shares	Value
United States (continued)
i-80 Gold Corp. * †	19,896,251	$29,048,527
Idaho Strategic Resources, Inc. * †	433,097	17,453,809
Perpetua Resources Corp. * †	2,407,043	58,274,511
Royal Gold, Inc.	2,103,308	467,544,335
		1,441,697,675
Total Common Stocks (Cost: $4,459,962,141)		9,383,370,031

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.1%
Money Market Fund: 1.1% (Cost: $103,978,164)
State Street Navigator Securities Lending Government Money Market Portfolio 3.80%(a)	103,978,164	103,978,164

Total Investments: 100.9% (Cost: $4,563,940,305)		9,487,348,195
Liabilities in excess of other assets: (0.9)%		(81,604,605)
NET ASSETS: 100.0%		$9,405,743,590

Definitions:

ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
BRL	Brazilian Real
CAD	Canadian Dollar
GBP	British Pound
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

(a)	The rate shown is the 7-day yield as of 12/31/25.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $319,643,274.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Transactions in and earnings from securities of affiliates for the year ended December 31, 2025 were as follows:

	Value 12/31/2024	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 12/31/2025	Dividend Income
B2Gold Corp.	$221,002,959	$46,642,683	$(285,415,563)	$49,283,725	$116,485,711	$–(a)	$5,569,228
Harmony Gold Mining Co. Ltd.	263,223,043	56,982,649	(375,714,713)	183,899,899	97,624,666	–(a)	3,993,136
Total	$484,226,002	$103,625,332	$(661,130,276)	$233,183,624	$214,110,377	$–	$9,562,364

(a)	Security held by the Fund, however not classified as an affiliate at the end of the reporting period.

See Notes to Financial Statements

29

VANECK JUNIOR GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

(continued)

The summary of inputs used to value the Fund’s investments as of December 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$1,408,838,785	$2,129,845	$1,410,968,630
Burkina Faso	233,014,567	—	—	233,014,567
Canada	4,471,765,997	—	—	4,471,765,997
Cayman Islands	698,896	—	—	698,896
China	—	231,934,226	—	231,934,226
Colombia	75,978,505	—	—	75,978,505
Indonesia	—	147,505,335	—	147,505,335
Jersey, Channel Islands	11,368,170	—	—	11,368,170
Mexico	404,656,064	—	—	404,656,064
Peru	140,917,678	57,784,527	—	198,702,205
South Africa	255,114,397	—	—	255,114,397
Turkey	162,487,892	39,927,767	—	202,415,659
United Kingdom	—	297,549,705	—	297,549,705
United States	1,386,363,002	55,334,673	—	1,441,697,675
Money Market Fund	103,978,164	—	—	103,978,164
Total Investments	$7,246,343,332	$2,238,875,018	$2,129,845	$9,487,348,195

See Notes to Financial Statements

30

VANECK LOW CARBON ENERGY ETF

SCHEDULE OF INVESTMENTS

December 31, 2025

	Number of Shares	Value
COMMON STOCKS: 100.1%
Austria: 0.5%
Verbund AG	8,730	$633,492
Brazil: 4.1%
Axia Energia (ADR) * †	87,783	756,690
Axia Energia (ADR) †	333,984	3,059,293
Cia Energetica de Minas Gerais (ADR)	395,948	791,896
Cia Paranaense de Energia - Copel (ADR) †	62,439	593,795
		5,201,674
Canada: 2.5%
Boralex, Inc. †	21,633	399,755
Brookfield Renewable Corp. (USD) †	34,022	1,304,403
Northland Power, Inc. †	65,640	854,769
TransAlta Corp. (USD) †	44,848	566,879
		3,125,806
Chile: 0.4%
Enel Americas SA	5,211,968	494,057
China: 16.0%
BYD Co. Ltd. (HKD)	616,998	7,539,407
China Everbright Environment Group Ltd. (HKD) †	895,000	553,835
China Longyuan Power Group Corp. Ltd. (HKD)	493,000	420,955
Contemporary Amperex Technology Co. Ltd. (HKD) †	27,400	1,781,898
GCL Technology Holdings Ltd. (HKD) * †	6,276,000	855,377
Li Auto, Inc. (ADR) *	146,949	2,487,847
NIO, Inc. (ADR) *	502,013	2,560,266
Xinyi Solar Holdings Ltd. (HKD) †	1,482,000	566,808
XPeng, Inc. (ADR) * †	149,575	3,033,381
Zhejiang Leapmotor Technology Co. Ltd. (HKD) 144A *	97,700	611,944
		20,411,718
Denmark: 7.7%
Orsted AS 144A *	124,809	2,381,045
ROCKWOOL A/S	23,641	830,084
Vestas Wind Systems A/S	242,586	6,557,196
		9,768,325
Germany: 0.9%
Nordex SE *	33,824	1,145,731
Ireland: 2.4%
Kingspan Group PLC	35,609	3,066,433
Italy: 7.1%
Enel SpA	830,741	8,631,982
ERG SpA †	15,012	386,010
		9,017,992
Japan: 0.8%
Horiba Ltd. †	10,584	1,079,623
	Number of Shares	Value
New Zealand: 2.3%
Contact Energy Ltd.	214,720	$1,140,886
Mercury NZ Ltd.	187,455	697,518
Meridian Energy Ltd.	349,033	1,125,932
		2,964,336
Portugal: 0.9%
EDP Renovaveis SA *	82,267	1,161,057
South Korea: 6.1%
Ecopro BM Co. Ltd. *	13,199	1,342,658
Hanwha Solutions Corp. *	29,693	553,076
LG Energy Solution Ltd. *	11,368	2,907,198
Samsung SDI Co. Ltd. *	15,878	2,969,037
		7,771,969
Spain: 8.5%
Acciona SA †	6,663	1,449,206
Iberdrola SA	435,948	9,433,732
		10,882,938
Sweden: 1.4%
Nibe Industrier AB †	457,162	1,745,115
Switzerland: 0.3%
Landis+Gyr Group AG	6,242	401,284
Taiwan: 0.4%
Simplo Technology Co. Ltd.	45,000	513,415
United Kingdom: 1.5%
Drax Group PLC	80,092	901,681
Johnson Matthey PLC	36,741	1,051,726
		1,953,407
United States: 36.3%
Bloom Energy Corp. *	38,301	3,327,974
EnerSys	7,471	1,096,369
Enphase Energy, Inc. *	21,545	690,517
First Solar, Inc. *	17,957	4,690,907
HA Sustainable Infrastructure Capital, Inc. †	19,807	622,534
Installed Building Products, Inc.	4,320	1,120,565
Lucid Group, Inc. * †	36,748	388,426
NextEra Energy, Inc.	127,148	10,207,441
Nextpower, Inc. *	27,234	2,372,354
Ormat Technologies, Inc.	12,468	1,377,340
Owens Corning	16,638	1,861,959
QuantumScape Corp. * †	121,437	1,265,374
Rivian Automotive, Inc. *	224,280	4,420,559
Sunrun, Inc. * †	42,588	783,619
Tesla, Inc. *	22,889	10,293,641
TopBuild Corp. * †	4,091	1,706,724
		46,226,303
Total Common Stocks (Cost: $134,664,318)		127,564,675

See Notes to Financial Statements

31

VANECK LOW CARBON ENERGY ETF

SCHEDULE OF INVESTMENTS

(continued)

	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 5.7%
Money Market Fund: 5.7% (Cost: $7,311,985)
State Street Navigator Securities Lending Government Money Market Portfolio 3.80%(a)	7,311,985	$7,311,985

Total Investments: 105.8% (Cost: $141,976,303)		134,876,660
Liabilities in excess of other assets: (5.8)%		(7,377,881)
NET ASSETS: 100.0%		$127,498,779

Definitions:

ADR	American Depositary Receipt
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

(a)	Rate shown is the 7-day yield as of 12/31/25.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $17,715,287.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $2,992,989, or 2.3% of net assets.

The summary of inputs used to value the Fund’s investments as of December 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Austria	$—	$633,492	$—	$633,492
Brazil	5,201,674	—	—	5,201,674
Canada	3,125,806	—	—	3,125,806
Chile	—	494,057	—	494,057
China	8,081,494	12,330,224	—	20,411,718
Denmark	—	9,768,325	—	9,768,325
Germany	—	1,145,731	—	1,145,731
Ireland	—	3,066,433	—	3,066,433
Italy	—	9,017,992	—	9,017,992
Japan	—	1,079,623	—	1,079,623
New Zealand	—	2,964,336	—	2,964,336
Portugal	—	1,161,057	—	1,161,057
South Korea	—	7,771,969	—	7,771,969
Spain	—	10,882,938	—	10,882,938
Sweden	—	1,745,115	—	1,745,115
Switzerland	—	401,284	—	401,284
Taiwan	—	513,415	—	513,415
United Kingdom	901,681	1,051,726	—	1,953,407
United States	46,226,303	—	—	46,226,303
Money Market Fund	7,311,985	—	—	7,311,985
Total Investments	$70,848,943	$64,027,717	$—	$134,876,660

See Notes to Financial Statements

32

VANECK NATURAL RESOURCES ETF

SCHEDULE OF INVESTMENTS

December 31, 2025

	Number of Shares	Value
COMMON STOCKS: 99.7%
Australia: 7.6%
BHP Group Ltd. (ADR) †	87,649	$5,291,369
Evolution Mining Ltd. †	63,087	527,563
Fortescue Ltd. †	83,499	1,220,049
Glencore PLC (GBP)	379,842	2,071,999
Northern Star Resources Ltd.	53,702	944,321
Rio Tinto Ltd. †	11,960	1,165,890
Rio Tinto PLC (ADR)	46,207	3,697,946
Woodside Energy Group Ltd. (ADR) †	41,231	642,791
		15,561,928
Brazil: 4.0%
Axia Energia (ADR) †	91,271	836,042
Axia Energia (ADR) * †	23,989	206,785
Klabin SA	92,523	316,009
Petroleo Brasileiro SA - Petrobras (ADR)	58,255	656,534
Suzano SA (ADR) †	61,037	570,086
Vale SA (ADR)	160,990	2,097,700
Wheaton Precious Metals Corp. (USD)	17,074	2,006,536
Yara International ASA (NOK)	33,582	1,373,310
		8,063,002
Burkina Faso: 0.2%
IAMGOLD Corp. (USD) *	30,353	500,521
Canada: 14.2%
Agnico Eagle Mines Ltd. (USD)	23,319	3,953,270
Alamos Gold, Inc. (USD)	20,024	772,526
Barrick Mining Corp. (USD)	74,362	3,238,465
Cameco Corp. (USD)	20,961	1,917,722
Canadian Natural Resources Ltd. (USD) †	44,914	1,520,339
Enbridge, Inc. (USD) †	54,475	2,605,539
Equinox Gold Corp. (USD) *	42,063	590,565
Franco-Nevada Corp. (USD)	7,736	1,603,518
Kinross Gold Corp. (USD)	47,699	1,343,204
Lundin Gold, Inc.	5,277	438,945
Northland Power, Inc. †	28,524	371,441
Nutrien Ltd. (USD)	80,132	4,945,747
Pan American Silver Corp. (USD)	20,362	1,054,955
Pembina Pipeline Corp. (USD) †	15,938	606,600
Suncor Energy, Inc. (USD)	31,349	1,390,642
TC Energy Corp. (USD) †	21,730	1,195,367
Teck Resources Ltd. (USD)	23,332	1,117,370
West Fraser Timber Co. Ltd. (USD) †	5,611	342,888
		29,009,103
China: 1.1%
China Hongqiao Group Ltd. (HKD)	166,500	699,182
Wilmar International Ltd. (SGD)	645,164	1,542,289
		2,241,471
	Number of Shares	Value
Denmark: 1.2%
Orsted AS 144A *	36,631	$698,828
Vestas Wind Systems A/S	62,179	1,680,723
		2,379,551
Finland: 0.8%
Stora Enso Oyj †	44,128	550,615
UPM-Kymmene Oyj †	38,764	1,119,929
		1,670,544
France: 1.8%
TotalEnergies SE (USD) †	54,524	3,566,960
Germany: 3.4%
Bayer AG	158,579	6,874,098
India: 1.3%
Reliance Industries Ltd. (USD) 144A (GDR) †	38,614	2,703,680
Indonesia: 0.4%
Barito Renewables Energy Tbk PT *	1,371,300	797,235
Israel: 0.0%
Enlight Renewable Energy Ltd. *	1	36
Italy: 0.6%
Eni SpA (ADR) †	30,691	1,164,417
Japan: 1.9%
JFE Holdings, Inc. †	37,564	478,578
Kubota Corp. †	133,600	1,891,933
Nippon Steel Corp. †	260,400	1,064,857
Oji Holdings Corp.	85,476	468,973
		3,904,341
Liechtenstein: 0.4%
Antofagasta PLC (GBP)	20,695	907,083
Luxembourg: 0.5%
ArcelorMittal SA (USD)	23,838	1,086,298
Mexico: 1.4%
Grupo Mexico SAB de CV	154,464	1,460,748
Industrias Penoles SAB de CV *	11,600	610,817
Southern Copper Corp. (USD)	4,971	713,189
		2,784,754
New Zealand: 0.4%
Contact Energy Ltd. †	80,878	429,734
Meridian Energy Ltd. †	133,480	430,588
		860,322
Norway: 1.2%
Equinor ASA (ADR)	25,687	606,984
Mowi ASA	80,510	1,935,346
		2,542,330
Portugal: 0.4%
EDP SA	181,089	833,525
Russia: 0.0%
Evraz PLC (GBP) *¥	10,824	0
Gazprom PJSC *¥	125,520	0
GMK Norilskiy Nickel PAO *¥	128,400	0

See Notes to Financial Statements

33

VANECK NATURAL RESOURCES ETF

SCHEDULE OF INVESTMENTS

(continued)

	Number of Shares	Value
Russia (continued)
GMK Norilskiy Nickel PAO (ADR) *¥	17	$0
LUKOIL PJSC *¥	3,739	0
Novatek PJSC *¥	19,580	0
Novolipetsk Steel PJSC *	26,910	0
PhosAgro PJSC *¥	4,623	0
PhosAgro PJSC (USD) (GDR) ¥	1	0
PhosAgro PJSC (USD) (GDR) ¥	89	0
Polyus PJSC (USD) (GDR) *¥	1,669	0
Rosneft Oil Co. PJSC *¥	13,000	0
Severstal PAO (USD) (GDR) *¥	4,118	0
Surgutneftegas PAO *¥	371,430	0
Tatneft PJSC (ADR) *¥	2,680	0
		0
South Africa: 2.6%
Anglo American PLC (GBP)	45,242	1,867,295
Gold Fields Ltd. (ADR)	32,825	1,433,139
Harmony Gold Mining Co. Ltd. (ADR)	24,124	480,068
Impala Platinum Holdings Ltd.	39,378	618,457
Valterra Platinum Ltd.	10,288	870,750
		5,269,709
South Korea: 0.4%
POSCO Holdings, Inc. (ADR) †	15,822	841,889
Spain: 3.9%
Iberdrola SA	364,077	7,878,474
Sweden: 0.8%
Boliden AB *	13,083	723,782
Holmen AB †	9,638	369,206
Svenska Cellulosa AB SCA †	40,912	541,844
		1,634,832
Taiwan: 0.2%
China Steel Corp.	793,672	479,521
United Kingdom: 5.0%
Anglogold Ashanti PLC (USD)	19,288	1,644,880
BP PLC (ADR)	60,667	2,106,965
CNH Industrial NV (USD)	131,215	1,209,802
Endeavour Mining PLC	10,186	531,048
Shell PLC (ADR) †	64,485	4,738,358
		10,231,053
United States: 44.0%
AGCO Corp.	10,177	1,061,665
Archer-Daniels-Midland Co.	49,902	2,868,866
Baker Hughes Co.	15,597	710,287
Bloom Energy Corp. *	10,464	909,217
Bunge Global SA	18,787	1,673,546
CF Industries Holdings, Inc.	25,507	1,972,711
Cheniere Energy, Inc.	5,006	973,116
Chevron Corp.	66,389	10,118,348
Coeur Mining, Inc. *	28,276	504,161
ConocoPhillips	25,643	2,400,441
Corteva, Inc.	89,765	6,016,948
	Number of Shares	Value
United States (continued)
Darling Ingredients, Inc. *	32,040	$1,153,440
Deere & Co.	21,437	9,980,424
Devon Energy Corp.	14,011	513,223
Diamondback Energy, Inc.	4,328	650,628
EOG Resources, Inc.	8,621	905,291
EQT Corp.	12,504	670,214
Exxon Mobil Corp.	84,088	10,119,150
First Solar, Inc. *	4,767	1,245,283
Freeport-McMoRan, Inc.	52,484	2,665,662
Ingredion, Inc.	11,670	1,286,734
Kinder Morgan, Inc.	41,121	1,130,416
Louisiana-Pacific Corp.	4,881	394,190
Marathon Petroleum Corp.	6,108	993,344
Mosaic Co.	52,144	1,256,149
Newmont Corp.	39,113	3,905,433
NextEra Energy, Inc.	100,125	8,038,035
Nucor Corp.	7,181	1,171,293
Occidental Petroleum Corp.	16,374	673,299
ONEOK, Inc.	13,032	957,852
Phillips 66	8,390	1,082,646
Reliance, Inc.	2,106	608,360
Royal Gold, Inc.	3,177	706,215
SLB Ltd.	29,888	1,147,102
Steel Dynamics, Inc.	6,024	1,020,767
Targa Resources Corp.	3,975	733,388
The Williams Companies, Inc.	25,000	1,502,750
Toro Co.	16,331	1,285,576
Tyson Foods, Inc.	42,841	2,511,339
UFP Industries, Inc.	4,351	396,159
Valero Energy Corp.	6,234	1,014,833
Weyerhaeuser Co.	38,621	914,932
		89,843,433
Total Common Stocks (Cost: $170,246,791)		203,630,110

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 5.1%
Money Market Fund: 5.1% (Cost: $10,360,805)
State Street Navigator Securities Lending Government Money Market Portfolio 3.80%(a)	10,360,805	10,360,805

Total Investments: 104.8% (Cost: $180,607,596)		213,990,915
Liabilities in excess of other assets: (4.8)%		(9,773,468)
NET ASSETS: 100.0%		$204,217,447

See Notes to Financial Statements

34

Definitions:

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
NOK	Norwegian Krone
SGD	Singapore Dollar
USD	United States Dollar

Footnotes:

(a)	Rate shown is the 7-day yield as of 12/31/25.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $27,943,687.
¥	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

The summary of inputs used to value the Fund’s investments as of December 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$9,632,106	$5,929,822	$—	$15,561,928
Brazil	6,373,683	1,689,319	—	8,063,002
Burkina Faso	500,521	—	—	500,521
Canada	29,009,103	—	—	29,009,103
China	—	2,241,471	—	2,241,471
Denmark	—	2,379,551	—	2,379,551
Finland	—	1,670,544	—	1,670,544
France	3,566,960	—	—	3,566,960
Germany	—	6,874,098	—	6,874,098
India	—	2,703,680	—	2,703,680
Indonesia	—	797,235	—	797,235
Israel	—	36	—	36
Italy	1,164,417	—	—	1,164,417
Japan	—	3,904,341	—	3,904,341
Liechtenstein	—	907,083	—	907,083
Luxembourg	1,086,298	—	—	1,086,298
Mexico	2,784,754	—	—	2,784,754
New Zealand	—	860,322	—	860,322
Norway	606,984	1,935,346	—	2,542,330
Portugal	—	833,525	—	833,525
Russia	—	—	0	0
South Africa	1,913,207	3,356,502	—	5,269,709
South Korea	841,889	—	—	841,889
Spain	—	7,878,474	—	7,878,474
Sweden	—	1,634,832	—	1,634,832
Taiwan	—	479,521	—	479,521
United Kingdom	9,700,005	531,048	—	10,231,053
United States	89,843,433	—	—	89,843,433
Money Market Fund	10,360,805	—	—	10,360,805
Total Investments	$167,384,165	$46,606,750	$0	$213,990,915

See Notes to Financial Statements

35

VANECK OIL REFINERS ETF

SCHEDULE OF INVESTMENTS

December 31, 2025

	Number of Shares	Value
COMMON STOCKS: 99.9%
Australia: 3.5%
Ampol Ltd. †	62,990	$1,337,750
Austria: 4.7%
OMV AG	32,473	1,805,886
Finland: 5.3%
Neste Oyj †	89,989	2,034,532
Greece: 2.3%
Motor Oil Hellas Corinth Refineries SA	23,921	881,945
Hungary: 4.0%
MOL Hungarian Oil & Gas PLC	170,836	1,531,533
India: 8.5%
Reliance Industries Ltd. (USD) 144A (GDR)	46,896	3,283,570
Japan: 14.1%
Cosmo Energy Holdings Co. Ltd.	44,900	1,196,798
ENEOS Holdings, Inc.	342,500	2,421,600
Idemitsu Kosan Co. Ltd.	239,740	1,813,922
		5,432,320
Poland: 5.9%
ORLEN SA	85,928	2,290,679
Portugal: 4.8%
Galp Energia SGPS SA	107,351	1,847,440
Saudi Arabia: 1.8%
S-Oil Corp. (KRW) *	12,155	699,375
South Korea: 8.5%
HD Hyundai Co. Ltd.	12,780	1,672,782
	Number of Shares	Value
South Korea (continued)
SK Innovation Co. Ltd.	22,752	$1,596,887
		3,269,669
Taiwan: 2.5%
Formosa Petrochemical Corp.	638,000	968,801
Thailand: 1.4%
Thai Oil PCL (NVDR)	457,400	521,189
Turkey: 3.7%
Turkiye Petrol Rafinerileri AS	337,145	1,444,901
United States: 28.9%
CVR Energy, Inc. *	11,259	286,429
Delek US Holdings, Inc.	15,650	464,179
HF Sinclair Corp.	35,895	1,654,042
Marathon Petroleum Corp.	14,629	2,379,114
Par Pacific Holdings, Inc. *	13,706	481,629
PBF Energy, Inc.	20,760	563,011
Phillips 66	22,302	2,877,850
Valero Energy Corp.	14,765	2,403,594
		11,109,848
Total Common Stocks (Cost: $35,780,329)		38,459,438

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.0%
Money Market Fund: 0.0% (Cost: $7,042)
State Street Navigator Securities Lending Government Money Market Portfolio 3.80%(a)	7,042	7,042

Total Investments: 99.9% (Cost: $35,787,371)		38,466,480
Other assets less liabilities: 0.1%		32,893
NET ASSETS: 100.0%		$38,499,373

Definitions:

GDR	Global Depositary Receipt
KRW	Korean Won
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

Footnotes:

(a)	Rate shown is the 7-day yield as of 12/31/25.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $991,505.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $3,283,570, or 8.5% of net assets.

See Notes to Financial Statements

36

The summary of inputs used to value the Fund’s investments as of December 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$1,337,750	$—	$1,337,750
Austria	—	1,805,886	—	1,805,886
Finland	—	2,034,532	—	2,034,532
Greece	—	881,945	—	881,945
Hungary	—	1,531,533	—	1,531,533
India	—	3,283,570	—	3,283,570
Japan	—	5,432,320	—	5,432,320
Poland	—	2,290,679	—	2,290,679
Portugal	—	1,847,440	—	1,847,440
Saudi Arabia	—	699,375	—	699,375
South Korea	—	3,269,669	—	3,269,669
Taiwan	—	968,801	—	968,801
Thailand	—	521,189	—	521,189
Turkey	—	1,444,901	—	1,444,901
United States	11,109,848	—	—	11,109,848
Money Market Fund	7,042	—	—	7,042
Total Investments	$11,116,890	$27,349,590	$—	$38,466,480

See Notes to Financial Statements

37

VANECK OIL SERVICES ETF

SCHEDULE OF INVESTMENTS

December 31, 2025

	Number of Shares	Value
COMMON STOCKS: 99.9%
Bermuda: 3.1%
Valaris Ltd. (USD) * †	793,515	$39,993,156
Netherlands: 5.3%
Core Laboratories, Inc. (USD) †	291,554	4,673,611
Tenaris SA (ADR) †	1,690,639	65,005,069
		69,678,680
Switzerland: 4.6%
Transocean Ltd. (USD) * †	14,423,115	59,567,465
United Kingdom: 5.2%
TechnipFMC PLC (USD)	1,509,124	67,246,566
United States: 81.7%
Baker Hughes Co.	3,549,834	161,659,440
Cactus, Inc.	939,052	42,895,895
Expro Group Holdings NV * †	1,218,951	16,272,996
Halliburton Co.	3,588,361	101,407,082
Helix Energy Solutions Group, Inc. *	2,105,011	13,198,419
Helmerich & Payne, Inc. †	1,342,940	38,515,519
Innovex International, Inc. * †	647,382	14,158,244
Liberty Energy, Inc.	2,462,938	45,465,835
Nabors Industries Ltd. * †	240,963	13,084,291
Noble Corp. PLC †	1,965,750	55,512,780
NOV, Inc.	3,749,660	58,607,186
	Number of Shares	Value
United States (continued)
Oceaneering International, Inc. *	1,450,286	$34,850,373
Patterson-UTI Energy, Inc.	5,682,108	34,717,680
ProPetro Holding Corp. *	1,162,645	11,056,754
RPC, Inc. †	2,268,984	12,343,273
Select Water Solutions, Inc. †	1,736,045	18,263,193
SLB Ltd.	6,903,123	264,941,861
Solaris Energy Infrastructure, Inc. †	742,108	34,114,705
Tidewater, Inc. * †	532,009	26,871,775
Weatherford International PLC	762,751	59,692,893
		1,057,630,194
Total Common Stocks (Cost: $1,604,838,795)		1,294,116,061

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.2%
Money Market Fund: 3.2% (Cost: $41,071,791)
State Street Navigator Securities Lending Government Money Market Portfolio 3.80%(a)	41,071,791	41,071,791

Total Investments: 103.1% (Cost: $1,645,910,586)		1,335,187,852
Liabilities in excess of other assets: (3.1)%		(40,729,979)
NET ASSETS: 100.0%		$1,294,457,873

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

(a)	Rate shown is the 7-day yield as of 12/31/25.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $193,072,816.

The summary of inputs used to value the Fund’s investments as of December 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$1,294,116,061	$—	$—	$1,294,116,061
Money Market Fund	41,071,791	—	—	41,071,791
Total Investments	$1,335,187,852	$—	$—	$1,335,187,852

*	See Schedule of Investments for geographic sectors.

See Notes to Financial Statements

38

VANECK RARE EARTH AND STRATEGIC METALS ETF

SCHEDULE OF INVESTMENTS

December 31, 2025

	Number of Shares	Value
COMMON STOCKS: 100.0%
Australia: 20.3%
AVZ Minerals Ltd. ∞	52,906,510	$9,490,507
Iluka Resources Ltd.	14,396,129	55,301,287
Liontown Ltd. * †	68,783,678	71,974,283
Lynas Rare Earths Ltd. * †	12,020,533	98,511,685
PLS Group Ltd. * †	33,736,755	94,437,056
		329,714,818
Brazil: 2.6%
Sigma Lithium Corp. (USD) * †	3,174,673	41,873,937
Canada: 13.3%
Almonty Industries, Inc. * †	8,027,780	70,687,802
Lithium Americas Corp. (USD) * †	12,595,672	54,917,130
Lithium Argentina AG (USD) * †	7,388,443	41,227,512
Standard Lithium Ltd. (USD) * †	11,199,834	50,063,258
		216,895,702
Chile: 5.7%
Sociedad Quimica y Minera de Chile SA (ADR) * †	1,347,700	92,721,760
China: 32.1%
Baoji Titanium Industry Co. Ltd.	7,167,776	40,523,808
China Northern Rare Earth Group High-Tech Co. Ltd.	19,102,316	126,161,320
Ganfeng Lithium Group Co. Ltd. (HKD) 144A †	10,773,440	72,082,366
Hubei Zhenhua Chemical Co. Ltd.	10,663,680	44,015,918
Jinduicheng Molybdenum Co. Ltd.	35,135,090	78,450,478
	Number of Shares	Value
China (continued)
Shenghe Resources Holding Co. Ltd.	23,451,531	$72,290,383
Xiamen Tungsten Co. Ltd.	15,012,540	88,324,673
		521,848,946
France: 2.2%
Eramet SA †	517,629	34,829,221
Germany: 2.4%
Vulcan Energy Resources Ltd. (AUD) * †	13,489,798	39,589,294
Netherlands: 3.3%
AMG Critical Materials NV ‡	1,625,323	54,111,536
United States: 18.1%
Albemarle Corp. †	941,225	133,126,864
IperionX Ltd. (ADR) * †	1,309,110	47,370,145
MP Materials Corp. * †	1,890,540	95,510,081
Tronox Holdings PLC †	4,519,067	18,844,510
		294,851,600
Total Common Stocks (Cost: $1,330,677,917)		1,626,436,814

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 5.0%
Money Market Fund: 5.0% (Cost: $81,757,910)
State Street Navigator Securities Lending Government Money Market Portfolio 3.80%(a)	81,757,910	81,757,910

Total Investments: 105.0% (Cost: $1,412,435,827)		1,708,194,724
Liabilities in excess of other assets: (5.0)%		(80,989,566)
NET ASSETS: 100.0%		$1,627,205,158

Definitions:

ADR	American Depositary Receipt
AUD	Australia Dollar
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

(a)	Rate shown is the 7-day yield as of 12/31/25.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $344,825,714.
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
¥	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $72,082,366, or 4.4% of net assets.

See Notes to Financial Statements

39

VANECK RARE EARTH AND STRATEGIC METALS ETF

SCHEDULE OF INVESTMENTS

(continued)

Transactions in and earnings from securities of affiliates for the year ended December 31, 2025 were as follows:

	Value 12/31/2024	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 12/31/2025	Dividend Income
AMG Critical Materials NV	$–(a)	$51,645,380	$(15,280,814)	$(491,866)	$12,103,350	$54,111,536	$356,892

(a)	Security held by the Fund, however not classified as an affiliate at the beginning of the reporting period.

The summary of inputs used to value the Fund’s investments as of December 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$320,224,311	$9,490,507	$329,714,818
Brazil	41,873,937	—	—	41,873,937
Canada	216,895,702	—	—	216,895,702
Chile	92,721,760	—	—	92,721,760
China	—	521,848,946	—	521,848,946
France	—	34,829,221	—	34,829,221
Germany	—	39,589,294	—	39,589,294
Netherlands	—	54,111,536	—	54,111,536
United States	294,851,600	—	—	294,851,600
Money Market Fund	81,757,910	—	—	81,757,910
Total Investments	$728,100,909	$970,603,308	$9,490,507	$1,708,194,724

See Notes to Financial Statements

40

VANECK STEEL ETF

SCHEDULE OF INVESTMENTS

December 31, 2025

	Number of Shares	Value
COMMON STOCKS: 99.7%
Australia: 32.3%
BHP Group Ltd. (ADR) †	209,839	$12,667,980
BlueScope Steel Ltd.	202,476	3,230,620
Fortescue Ltd. †	686,248	10,027,138
Mineral Resources Ltd. *	97,005	3,499,063
Rio Tinto Ltd. †	95,695	9,328,585
Rio Tinto PLC (ADR)	166,600	13,332,998
		52,086,384
Brazil: 9.3%
Cia Siderurgica Nacional SA (ADR) * †	459,455	735,128
Gerdau SA (ADR)	833,545	3,075,781
Vale SA (ADR)	855,571	11,148,090
		14,958,999
Canada: 1.4%
Labrador Iron Ore Royalty Corp. †	43,425	946,274
Russel Metals, Inc. †	38,166	1,219,530
		2,165,804
Finland: 0.9%
Outokumpu Oyj	273,145	1,419,915
Japan: 10.5%
Hanwa Co. Ltd.	26,900	1,231,676
JFE Holdings, Inc. †	429,200	5,468,154
Maruichi Steel Tube Ltd.	141,900	1,312,964
Nippon Steel Corp. †	1,803,400	7,374,665
Yamato Kogyo Co. Ltd.	21,500	1,466,649
		16,854,108
Luxembourg: 5.8%
APERAM SA	31,696	1,308,209
ArcelorMittal SA (USD)	176,411	8,039,049
		9,347,258
Netherlands: 3.8%
Tenaris SA (ADR) †	123,805	4,760,302
Ternium SA (ADR)	34,729	1,326,301
		6,086,603
South Africa: 0.5%
Kumba Iron Ore Ltd.	39,523	838,340
South Korea: 5.0%
Hyundai Steel Co.	52,015	1,120,408
	Number of Shares	Value
South Korea (continued)
POSCO Holdings, Inc. (ADR) †	131,214	$6,981,897
		8,102,305
Spain: 1.2%
Acerinox SA †	134,981	1,996,731
Sweden: 2.1%
SSAB AB	439,996	3,290,057
Taiwan: 5.1%
China Steel Corp.	9,086,000	5,489,580
Feng Hsin Steel Co. Ltd.	399,000	778,431
TA Chen Stainless Pipe	1,753,000	1,987,516
		8,255,527
Turkey: 0.9%
Eregli Demir ve Celik Fabrikalari TAS	2,526,360	1,398,626
United Kingdom: 0.3%
Vesuvius PLC	96,733	514,843
United States: 20.6%
Cleveland-Cliffs, Inc. *	308,418	4,095,791
Commercial Metals Co.	53,705	3,717,460
Nucor Corp.	57,970	9,455,487
Reliance, Inc.	24,730	7,143,755
Sims Ltd. (AUD)	96,240	1,147,474
Steel Dynamics, Inc.	41,725	7,070,301
Worthington Steel, Inc.	16,878	584,316
		33,214,584
Total Common Stocks (Cost: $151,960,280)		160,530,084

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 9.3%
Money Market Fund: 9.3% (Cost: $15,053,208)
State Street Navigator Securities Lending Government Money Market Portfolio 3.80%(a)	15,053,208	15,053,208

Total Investments: 109.0% (Cost: $167,013,488)		175,583,292
Liabilities in excess of other assets: (9.0)%		(14,486,136)
NET ASSETS: 100.0%		$161,097,156

Definitions:

ADR	American Depositary Receipt
AUD	Australia Dollar
USD	United States Dollar

Footnotes:

(a)	Rate shown is the 7-day yield as of 12/31/25.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $25,898,354.

See Notes to Financial Statements

41

VANECK STEEL ETF

SCHEDULE OF INVESTMENTS

(continued)

The summary of inputs used to value the Fund's investments as of December 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks				$160,530,084
Australia	$26,000,978	$26,085,406	$—	$52,086,384
Brazil	14,958,999	—	—	14,958,999
Canada	2,165,804	—	—	2,165,804
Finland	—	1,419,915	—	1,419,915
Japan	—	16,854,108	—	16,854,108
Luxembourg	8,039,049	1,308,209	—	9,347,258
Netherlands	6,086,603	—	—	6,086,603
South Africa	—	838,340	—	838,340
South Korea	6,981,897	1,120,408	—	8,102,305
Spain	—	1,996,731	—	1,996,731
Sweden	—	3,290,057	—	3,290,057
Taiwan	778,431	7,477,096	—	8,255,527
Turkey	—	1,398,626	—	1,398,626
United Kingdom	—	514,843	—	514,843
United States	32,067,110	1,147,474	—	33,214,584
Money Market Fund	15,053,208	—	—	15,053,208
Total Investments	$112,132,079	$63,451,213	$—	$175,583,292

See Notes to Financial Statements

42

VANECK URANIUM AND NUCLEAR ETF

SCHEDULE OF INVESTMENTS

December 31, 2025

	Number of Shares	Value
COMMON STOCKS: 99.6%
Australia: 9.0%
Deep Yellow Ltd. * † ‡	57,181,063	$69,646,375
Paladin Energy Ltd. * † ‡	24,085,176	152,547,115
Silex Systems Ltd. * † ‡	17,702,557	100,706,835
		322,900,325
Canada: 17.4%
Cameco Corp. (USD) †	3,214,450	294,090,031
Denison Mines Corp. (USD) * † ‡	62,595,329	166,503,575
NexGen Energy Ltd. (USD) * †	18,189,922	167,347,282
		627,940,888
China: 7.8%
CGN Mining Co. Ltd. (HKD) †	281,340,000	111,466,232
CGN Power Co. Ltd. (HKD) 144A †	452,451,000	170,223,710
		281,689,942
Czech Republic: 3.9%
CEZ AS	2,257,379	141,905,866
Finland: 3.5%
Fortum Oyj	5,931,395	125,878,171
Kazakhstan: 4.3%
NAC Kazatomprom JSC (USD) (GDR)	2,756,590	153,297,664
South Korea: 2.3%
KEPCO Engineering & Construction Co., Inc. *	1,333,278	83,426,589
United Kingdom: 3.5%
Yellow Cake PLC 144A * † ‡	15,917,044	125,741,772
	Number of Shares	Value
United States: 47.9%
BWX Technologies, Inc.	1,153,373	$199,348,989
Centrus Energy Corp. * †	640,751	155,548,713
Constellation Energy Corp.	832,395	294,060,181
Encore Energy Corp. * † ‡	9,718,427	24,101,699
Energy Fuels, Inc. * †	8,297,079	120,639,529
NANO Nuclear Energy, Inc. * † ‡	3,241,350	77,824,813
NuScale Power Corp. * †	8,441,198	119,611,776
Oklo, Inc. * †	2,246,918	161,238,836
PG&E Corp.	11,948,804	192,017,280
Public Service Enterprise Group, Inc.	2,465,986	198,018,676
Uranium Energy Corp. * †	13,275,936	155,062,932
Ur-Energy, Inc. * † ‡	20,403,343	28,360,647
		1,725,834,071
Total Common Stocks (Cost: $3,103,324,014)		3,588,615,288

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 4.9%
Money Market Fund: 4.9% (Cost: $175,875,119)
State Street Navigator Securities Lending Government Money Market Portfolio 3.80%(a)	175,875,119	175,875,119
Total Investments: 104.5% (Cost: $3,279,199,133)		3,764,490,407
Liabilities in excess of other assets: (4.5)%		(161,637,086)
NET ASSETS: 100.0%		$3,602,853,321

Definitions:

GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

(a)	Rate shown is the 7-day yield as of 12/31/25.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $641,566,731.
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $295,965,482, or 8.2% of net assets.

See Notes to Financial Statements

43

VANECK URANIUM AND NUCLEAR ETF

SCHEDULE OF INVESTMENTS

(continued)

Transactions in and earnings from securities of affiliates for the year ended December 31, 2025 were as follows:

	Value 12/31/2024	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 12/31/2025	Dividend Income
Deep Yellow Ltd.	$–(a)	$69,405,223	$(24,538,769)	$(1,755,992)	$15,095,741	$69,646,375	$–
Denison Mines Corp.	–(a)	136,505,171	(41,541,780)	4,047,662	39,764,472	166,503,575	–
Encore Energy Corp.	–(a)	39,158,400	(20,455,857)	(7,485,086)	1,122,010	24,101,699	–
NANO Nuclear Energy, Inc.	–(a)	140,153,358	(24,144,272)	(9,979,526)	(39,515,865)	77,824,813	–
Paladin Energy Ltd.	–(a)	136,039,920	(31,229,142)	(6,660,513)	34,809,810	152,547,115	–
Silex Systems Ltd.	–(a)	62,430,151	(22,064,508)	153,754	46,488,015	100,706,835	–
Ur-Energy, Inc.	–	29,529,226	–	–	(1,168,579)	28,360,647	–
Yellow Cake PLC	–(a)	104,268,356	(17,159,703)	(844,931)	17,178,400	125,741,772	–
Total	$–	$717,489,805	$(181,134,031)	$(22,524,632)	$113,774,004	$745,432,831	$–

(a)	Security held by the Fund, however not classified as an affiliate at the beginning of the reporting period.

The summary of inputs used to value the Fund's investments as of December 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$322,900,325	$—	$322,900,325
Canada	627,940,888	—	—	627,940,888
China	—	281,689,942	—	281,689,942
Czech Republic	—	141,905,866	—	141,905,866
Finland	—	125,878,171	—	125,878,171
Kazakhstan	—	153,297,664	—	153,297,664
South Korea	—	83,426,589	—	83,426,589
United Kingdom	—	125,741,772	—	125,741,772
United States	1,725,834,071	—	—	1,725,834,071
Money Market Fund	175,875,119	—	—	175,875,119
Total Investments	$2,529,650,078	$1,234,840,329	$—	$3,764,490,407

See Notes to Financial Statements

44

VANECK VIETNAM ETF

SCHEDULE OF INVESTMENTS

December 31, 2025

	Number of Shares	Value
COMMON STOCKS: 99.5%
Banks: 10.9%
Bank for Foreign Trade of Vietnam JSC	13,269,701	$28,982,460
Nam A Commercial JSB *	9,075,100	4,928,838
Saigon - Hanoi Commercial Joint Stock Bank	21,783,492	13,518,943
Saigon Thuong Tin Commercial JSB *	5,156,900	11,358,484
Vietnam Export Import Commercial JSB*	9,172,629	7,416,942
		66,205,667
Capital Goods: 8.2%
Development Investment Construction JSC*	5,229,794	3,321,713
Gelex Electric Equipment JSC	1,402,000	13,087,110
Gelex Group JSC	6,912,742	11,448,195
Ha Do Group JSC *	1,957,356	2,031,780
Hoang Huy Investment Financial Services JSC *	5,988,155	4,154,801
IDICO Corp. JSC	2,630,116	3,640,161
Tasco JSC *	9,352,400	5,618,552
Vietnam Construction and Import-Export JSC	5,187,919	4,453,352
Viettel Construction Joint Stock Corp.	604,400	1,957,853
		49,713,517
Energy: 1.4%
PetroVietnam Drilling & Well Services JSC	4,156,888	4,474,451
PetroVietnam Technical Services Corp.*	3,170,707	4,135,181
		8,609,632
Financial Services: 16.8%
FPT Securities JSC	3,412,234	4,265,682
Sai Gon-Ha Noi Securities JSC	6,889,324	5,396,200
SSI Securities Corp.	26,302,039	30,186,577
Techcom Securities JSC *	6,323,600	11,300,730
Vietcap Securities JSC	10,015,735	13,419,325
VIX Securities JSC *	25,696,506	21,886,051
VNDirect Securities Corp.	20,546,225	15,161,905
		101,616,470
Food, Beverage & Tobacco: 16.8%
BAF Viet Nam Agriculture JSC*	2,606,500	3,711,537
HAGL JSC *	10,863,600	7,244,007
KIDO Group Corp. *	1,797,036	3,553,075
Masan Group Corp. *	14,041,676	41,110,610
Saigon Beer Alcohol Beverage Corp.	2,338,500	4,353,058
Thanh Thanh Cong - Bien Hoa JSC *	6,706,718	6,395,671
Vietnam Dairy Products JSC	13,463,141	31,300,357
Vinh Hoan Corp.	2,088,360	4,450,340
		102,118,655
Insurance: 0.6%
Bao Viet Holdings	1,759,396	3,799,760
Materials: 8.9%
Duc Giang Chemicals JSC	2,632,032	6,844,386
Hoa Phat Group JSC *	37,673,399	37,753,830
	Number of Shares	Value
Materials (continued)
Hoa Sen Group	4,983,601	$2,981,876
PetroVietNam Ca Mau Fertilizer JSC	2,317,100	2,880,957
Petrovietnam Fertilizer & Chemicals JSC	4,216,586	3,567,264
		54,028,313
Real Estate Management & Development: 29.2%
CEO Group JSC*	4,553,395	3,653,104
Dat Xanh Group JSC *	6,086,465	3,945,349
Khang Dien House Trading and Investment JSC *	4,502,472	5,392,694
Kinh Bac City Development Holding Corp. *	6,698,000	8,976,087
Novaland Investment Group Corp. *	14,937,958	7,582,576
Phat Dat Real Estate Development Corp. *	7,326,362	5,214,225
Sai Gon VRG Investment Corp.	2,031,620	4,047,995
Van Phu Real estate development JSC *	2,218,652	4,884,409
Vincom Retail JSC *	14,919,922	19,089,558
Vingroup JSC *	8,984,149	57,737,606
Vinhomes JSC 144A*	11,938,567	56,195,650
		176,719,253
Software & Services: 1.9%
FPT Corp.	3,106,300	11,301,974
Transportation: 4.0%
Vietjet Aviation JSC*	2,482,040	19,685,497
Vietnam Airlines JSC*	4,540,100	4,293,191
		23,978,688
Utilities: 0.8%
PetroVietnam Power Corp.*	10,183,226	4,908,273
Total Common Stocks (Cost: $396,566,489)		603,000,202

RIGHTS: 0.4%
Financial Services: 0.4%
SSI Securities Corp. VND 15,000.00, exp. 01/15/26*	20,692,937	2,399,751
Utilities: 0.0%
PetroVietnam Power Corp. VND 10,000.00, exp. 01/06/26*	8,398,510	103,465

Total Rights (Cost: $0)		2,503,216

EXCHANGE TRADED FUND: 0.0% (Cost: $42,157)
DCVFMVN Diamond ETF	62,610	91,185

Total Investments: 99.9% (Cost: $396,608,646)		605,594,603
Other assets less liabilities: 0.1%		887,433
NET ASSETS: 100.0%		$606,482,036

See Notes to Financial Statements

45

VANECK VIETNAM ETF

SCHEDULE OF INVESTMENTS

(continued)

VND	Vietnam Dong

Footnotes:

*	Non-income producing

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $56,195,650, or 9.3% of net assets.

The summary of inputs used to value the Fund's investments as of December 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$—	$66,205,667	$—	$66,205,667
Capital Goods	24,377,603	25,335,914	—	49,713,517
Energy	4,135,181	4,474,451	—	8,609,632
Financial Services	16,696,930	84,919,540	—	101,616,470
Food, Beverage & Tobacco	48,375,222	53,743,433	—	102,118,655
Insurance	3,799,760	—	—	3,799,760
Materials	6,448,221	47,580,092	—	54,028,313
Real Estate Management & Development	40,602,341	136,116,912	—	176,719,253
Software & Services	—	11,301,974	—	11,301,974
Transportation	—	23,978,688	—	23,978,688
Utilities	—	4,908,273	—	4,908,273
Rights *	—	2,503,216	—	2,503,216
Exchange Traded Fund	—	91,185	—	91,185
Total Investments	$144,435,258	$461,159,345	$—	$605,594,603

*	See Schedule of Investments for industry sectors.

See Notes to Financial Statements

46

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2025

	Africa Index ETF	Agribusiness ETF	Brazil Small-Cap ETF	ChiNext ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$107,085,513	$574,047,434	$21,664,716	$52,819,972
Short-term investments held as collateral for securities loaned (3)	1,789,894	32,017,691	524,099	—
Cash	314,520	269,625	—	125,013
Cash denominated in foreign currency, at value (4)	419	379,731	102,359	488
Receivables:
Due from Adviser	—	—	26,580	—
Dividends and interest	6,652	1,593,497	241,044	—
Prepaid expenses	719	4,909	628	570
Other assets	7,829	116,244	5,375	19,298
Total assets	109,205,546	608,429,131	22,564,801	52,965,341
Liabilities:
Payables:
Collateral for securities loaned	1,789,894	32,017,691	524,099	—
Line of credit	—	681,366	140,539	—
Due to Adviser	42,408	247,566	689	10,346
Deferred Trustee fees	19,226	765,755	49,260	1,941
Accrued expenses	67,978	175,629	51,422	58,432
Accrued interest	—	428	—	12,322
Total liabilities	1,919,506	33,888,435	766,009	83,041
NET ASSETS	$107,286,040	$574,540,696	$21,798,792	$52,882,300
Shares outstanding	4,100,000	7,900,000	1,350,000	1,200,000
Net asset value, per share	$26.17	$72.73	$16.15	$44.07
Net Assets consist of:
Aggregate paid-in capital	$149,319,589	$1,655,725,442	$188,330,059	$49,317,188
Total distributable earnings (loss)	(42,033,549)	(1,081,184,746)	(166,531,267)	3,565,112
NET ASSETS	$107,286,040	$574,540,696	$21,798,792	$52,882,300
(1) Includes Investment in securities on loan, at market value	$6,961,974	$70,508,647	$865,619	$—
(2) Cost of investments - Unaffiliated issuers	$73,439,192	$721,397,960	$18,653,766	$36,109,794
(3) Cost of short-term investments held as collateral for securities loaned	$1,789,894	$32,017,691	$524,099	$—
(4) Cost of cash denominated in foreign currency	$703	$376,894	$101,719	$488

See Notes to Financial Statements

47

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2025

	CMCI Commodity Strategy ETF (a)	Copper and Green Metals ETF	Digital India ETF	Gold Miners ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$2,664,980	$31,471,403	$18,382,249	$25,781,541,683
Short-term investments held as collateral for securities loaned (3)	—	53,110	—	64,968,841
Total return swap contracts, at value	11,569	—	—	—
Cash	—	27,436	251,423	29,905,964
Cash denominated in foreign currency, at value (4)	—	1,217	34,063	734,577
Receivables:
Due from Adviser	11,012	—	—	—
Dividends and interest	229	7,590	—	1,496,330
Prepaid expenses	481	—	—	72,267
Other assets	3	—	—	486,207
Total assets	2,688,274	31,560,756	18,667,735	25,879,205,869
Liabilities:
Payables:
Investment securities purchased	—	—	—	50,582
Collateral for securities loaned	—	53,110	—	64,968,841
Due to Adviser	—	13,696	11,256	10,799,900
Due to custodian	229,548	—	—	—
Deferred Trustee fees	13	—	—	1,902,200
Accrued expenses	67,447	—	—	246,226
Accrued foreign taxes	—	—	224,552	—
Accrued interest	56	773	27	10,347
Total liabilities	297,064	67,579	235,835	77,978,096
NET ASSETS	$2,391,210	$31,493,177	$18,431,900	$25,801,227,773
Shares outstanding	100,000	850,000	450,000	299,952,500
Net asset value, per share	$23.91	$37.05	$40.96	$86.02
Net Assets consist of:
Aggregate paid-in capital	$2,381,906	$33,223,095	$16,018,911	$24,023,970,103
Total distributable earnings (loss)	9,304	(1,729,918)	2,412,989	1,777,257,670
NET ASSETS	$2,391,210	$31,493,177	$18,431,900	$25,801,227,773
(1) Includes Investment in securities on loan, at market value	$179,015	$2,109,084	$—	$984,067,359
(2) Cost of investments - Unaffiliated issuers	$2,663,622	$23,949,490	$15,688,840	$14,009,901,989
(3) Cost of short-term investments held as collateral for securities loaned	$—	$53,110	$—	$64,968,841
(4) Cost of cash denominated in foreign currency	$—	$1,218	$34,147	$733,460

(a)	Consolidated Statement of Assets and Liabilities

See Notes to Financial Statements

48

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2025

	India Growth Leaders ETF (a)	Indonesia Index ETF	Israel ETF	Junior Gold Miners ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$119,036,679	$59,079,816	$120,097,363	$9,383,370,031
Short-term investments held as collateral for securities loaned (3)	—	1,364,762	3,827,302	103,978,164
Cash	595,880	99,073	1,970	26,651,764
Cash denominated in foreign currency, at value (4)	80,868	—	28	—
Receivables:
Investment securities sold	—	—	518,999	86,718,331
Dividends and interest	—	153,532	42,156	667,622
Prepaid expenses	1,811	641	1,912	32,008
Other assets	16,235	4,554	1,374	93,269
Total assets	119,731,473	60,702,378	124,491,104	9,601,511,189
Liabilities:
Payables:
Investment securities purchased	—	—	—	355,525
Shares of beneficial interest redeemed	—	—	—	86,746,650
Collateral for securities loaned	—	1,364,762	3,827,302	103,978,164
Line of credit	—	—	334,042	—
Due to Adviser	12,333	13,852	45,167	3,994,399
Due to custodian	—	—	—	719
Deferred Trustee fees	21,876	42,045	7,090	503,571
Accrued expenses	82,262	55,254	60,799	188,571
Accrued foreign taxes	637,999	—	—	—
Accrued interest	320	—	45	—
Total liabilities	754,790	1,475,913	4,274,445	195,767,599
NET ASSETS	$118,976,683	$59,226,465	$120,216,659	$9,405,743,590
Shares outstanding	2,574,967	3,550,000	2,050,000	82,337,446
Net asset value, per share	$46.21	$16.68	$58.64	$114.23
Net Assets consist of:
Aggregate paid-in capital	$177,134,648	$195,298,510	$84,197,811	$8,971,144,289
Total distributable earnings (loss)	(58,157,965)	(136,072,045)	36,018,848	434,599,301
NET ASSETS	$118,976,683	$59,226,465	$120,216,659	$9,405,743,590
(1) Includes Investment in securities on loan, at market value	$—	$3,666,493	$9,075,697	$319,643,274
(2) Cost of investments - Unaffiliated issuers	$101,385,473	$61,905,941	$67,624,034	$4,459,962,141
(3) Cost of short-term investments held as collateral for securities loaned	$—	$1,364,762	$3,827,302	$103,978,164
(4) Cost of cash denominated in foreign currency	$80,576	$—	$28	$—

(a)	Consolidated Statement of Assets and Liabilities

See Notes to Financial Statements

49

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2025

	Low Carbon Energy ETF	Natural Resources ETF	Oil Refiners ETF	Oil Services ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$127,564,675	$203,630,110	$38,459,438	$1,294,116,061
Short-term investments held as collateral for securities loaned (3)	7,311,985	10,360,805	7,042	41,071,791
Cash	—	227,712	—	—
Cash denominated in foreign currency, at value (4)	—	131,085	520	—
Receivables:
Dividends and interest	304,874	352,039	112,874	1,667,621
Prepaid expenses	3,212	—	685	—
Other assets	4,576	—	63	—
Total assets	135,189,322	214,701,751	38,580,622	1,336,855,473
Liabilities:
Payables:
Investment securities purchased	—	40,814	—	—
Collateral for securities loaned	7,311,985	10,360,805	7,042	41,071,791
Line of credit	236,696	—	—	731,136
Due to Adviser	55,386	67,811	9,130	387,460
Due to custodian	1,739	—	17,777	—
Deferred Trustee fees	25,095	14,855	1,376	206,441
Accrued expenses	59,464	—	45,917	—
Accrued interest	178	19	7	772
Total liabilities	7,690,543	10,484,304	81,249	42,397,600
NET ASSETS	$127,498,779	$204,217,447	$38,499,373	$1,294,457,873
Shares outstanding	983,298	3,400,000	1,025,000	4,550,543
Net asset value, per share	$129.66	$60.06	$37.56	$284.46
Net Assets consist of:
Aggregate paid-in capital	$233,365,183	$227,335,274	$50,890,674	$3,913,889,910
Total distributable loss	(105,866,404)	(23,117,827)	(12,391,301)	(2,619,432,037)
NET ASSETS	$127,498,779	$204,217,447	$38,499,373	$1,294,457,873
(1) Includes Investment in securities on loan, at market value	$17,715,287	$27,943,687	$991,505	$193,072,816
(2) Cost of investments - Unaffiliated issuers	$134,664,318	$170,246,791	$35,780,329	$1,604,838,795
(3) Cost of short-term investments held as collateral for securities loaned	$7,311,985	$10,360,805	$7,042	$41,071,791
(4) Cost of cash denominated in foreign currency	$—	$131,315	$521	$—

See Notes to Financial Statements

50

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2025

	Rare Earth and Strategic Metals ETF	Steel ETF	Uranium and Nuclear ETF	Vietnam ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$1,572,325,278	$160,530,084	$2,843,182,457	$605,594,603
Affiliated issuers (3)	54,111,536	—	745,432,831	—
Short-term investments held as collateral for securities loaned (4)	81,757,910	15,053,208	175,875,119	—
Cash	—	—	11,096,266	138,321
Cash denominated in foreign currency, at value (5)	1,616,224	—	1,991	1,534,254
Receivables:
Dividends and interest	1,468,200	781,534	4,836,104	294,505
Prepaid expenses	2,998	1,209	7,338	4,194
Other assets	19,477	3,888	5,638	16,082
Total assets	1,711,301,623	176,369,923	3,780,437,744	607,581,959
Liabilities:
Payables:
Investment securities purchased	620,225	—	—	19,316
Collateral for securities loaned	81,757,910	15,053,208	175,875,119	—
Line of credit	—	115,048	—	537,928
Due to Adviser	664,459	58,918	1,567,781	246,281
Due to custodian	948,845	—	—	—
Deferred Trustee fees	35,727	26,623	21,449	78,904
Accrued expenses	63,573	18,897	89,273	141,559
Accrued interest	5,726	73	30,801	75,935
Total liabilities	84,096,465	15,272,767	177,584,423	1,099,923
NET ASSETS	$1,627,205,158	$161,097,156	$3,602,853,321	$606,482,036
Shares outstanding	22,074,987	1,900,000	29,141,632	32,200,000
Net asset value, per share	$73.71	$84.79	$123.63	$18.83
Net Assets consist of:
Aggregate paid-in capital	$1,899,935,737	$331,960,022	$3,296,602,221	$746,596,814
Total distributable earnings (loss)	(272,730,579)	(170,862,866)	306,251,100	(140,114,778)
NET ASSETS	$1,627,205,158	$161,097,156	$3,602,853,321	$606,482,036
(1) Includes Investment in securities on loan, at market value	$344,825,714	$25,898,354	$641,566,731	$—
(2) Cost of investments - Unaffiliated issuers	$1,280,991,688	$151,960,280	$2,455,226,062	$396,608,646
(3) Cost of investments - Affiliated issuers	$49,686,229	$—	$648,097,952	$—
(4) Cost of short-term investments held as collateral for securities loaned	$81,757,910	$15,053,208	$175,875,119	$—
(5) Cost of cash denominated in foreign currency	$1,614,199	$—	$1,995	$1,532,293

See Notes to Financial Statements

51

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2025

	Africa Index ETF	Agribusiness ETF	Brazil Small-Cap ETF	ChiNext ETF
Income:
Dividends	$1,979,705	$17,992,638	$1,401,375	$378,237
Interest	12,665	17,412	1,695	20,412
Securities lending income	31,193	355,582	19,475	—
Net foreign taxes withheld	(190,934)	(769,702)	(50,172)	(37,824)
Total income	1,832,629	17,595,930	1,372,373	360,825

Expenses:
Management fees	308,288	2,979,225	95,938	173,368
Professional fees	54,103	48,179	52,724	60,394
Custody and accounting fees	65,621	41,570	38,695	77,398
Reports to shareholders	21,107	42,882	16,636	15,916
Trustees’ fees and expenses	5,487	176,243	8,877	1,344
Exchange listing fees	6,766	6,767	6,766	6,781
Insurance	1,293	10,893	1,131	1,177
Interest	1,059	35,120	966	3,422
Taxes	263	378	259	263
Other	1,932	8,174	2,545	8,168
Total expenses	465,919	3,349,431	224,537	348,231
Expenses assumed by the Adviser	—	—	(110,103)	(122,590)
Net expenses	465,919	3,349,431	114,434	225,641
Net investment income	1,366,710	14,246,499	1,257,939	135,184

Net realized gain (loss) on:
Investments	133,286	(47,649,589)	(110,930)	(3,067,289)
In-kind redemptions	1,048,364	8,511,477	41,849	—
Increase from payment from Advisor (See Note 3)	—	—	26,580	—
Foreign currency transactions and foreign denominated assets and liabilities	(47,677)	22,330	255	(8,350)
Net realized gain (loss)	1,133,973	(39,115,782)	(42,246)	(3,075,639)

Net change in unrealized appreciation (depreciation) on:
Investments	29,746,743	106,646,241	6,651,249	17,742,798
Foreign currency translations and foreign denominated assets and liabilities	28	86,592	5,595	44
Net change in unrealized appreciation (depreciation)	29,746,771	106,732,833	6,656,844	17,742,842
Net increase in net assets resulting from operations	$32,247,454	$81,863,550	$7,872,537	$14,802,387

See Notes to Financial Statements

52

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2025

	CMCI Commodity Strategy ETF (a)	Copper and Green Metals ETF	Digital India ETF	Gold Miners ETF
Income:
Dividends	$3,272	$480,236	$291,304	$258,363,554
Interest	105,178	884	13,707	474,013
Securities lending income	118	14,628	—	2,011,213
Net foreign taxes withheld	—	(20,144)	(53,741)	(22,173,377)
Total income	108,568	475,604	251,270	238,675,403

Expenses:
Management fees	16,381	120,547	151,275	88,063,011
Professional fees	72,353	—	—	74,835
Custody and accounting fees	21,674	—	—	595,211
Reports to shareholders	5,381	—	—	664,902
Trustees’ fees and expenses	56	—	—	755,363
Exchange listing fees	6,940	—	—	4,001
Insurance	1,038	—	—	97,748
Interest	424	5,115	219	147,411
Taxes	74	243	243	2,355
Other	553	—	—	105,160
Total expenses	124,874	125,905	151,737	90,509,997
Expenses assumed by the Adviser	(107,983)	—	—	—
Net expenses	16,891	125,905	151,737	90,509,997
Net investment income	91,677	349,699	99,533	148,165,406

Net realized gain (loss) on:
Investments (1)	74	(653,924)	218,768	2,590,144,855
In-kind redemptions	—	528,956	263,442	2,667,150,513
Swap contracts	120,850	—	—	—
Foreign currency transactions and foreign denominated assets and liabilities	—	4,187	(54,336)	(873,488)
Net realized gain (loss)	120,924	(120,781)	427,874	5,256,421,880

Net change in unrealized appreciation (depreciation) on:
Investments (2)	(286)	12,984,201	(2,372,634)	10,941,956,967
Swap contracts	(8,151)	—	—	—
Foreign currency translations and foreign denominated assets and liabilities	—	1,924	137	3,192
Net change in unrealized appreciation (depreciation)	(8,437)	12,986,125	(2,372,497)	10,941,960,159
Net increase (decrease) in net assets resulting from operations	$204,164	$13,215,043	$(1,845,090)	$16,346,547,445
(1) Net of foreign taxes	$—	$—	$(181,999)	$—
(2) Net change in accrued foreign taxes	$—	$—	$624,350	$—

(a)	Consolidated Statement of Operations

See Notes to Financial Statements

53

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2025

	India Growth Leaders ETF (a)	Indonesia Index ETF	Israel ETF	Junior Gold Miners ETF
Income:
Dividends - unaffiliated issuers	$2,248,386	$1,421,909	$2,262,959	$56,448,519
Dividends - affiliated issuers	—	—	—	9,562,364
Interest	9,163	2,706	4,436	233,239
Securities lending income	—	5,264	116,865	2,902,879
Net foreign taxes withheld	(476,002)	(206,794)	(514,558)	(5,959,793)
Total income	1,781,547	1,223,085	1,869,702	63,187,208

Expenses:
Management fees	651,657	169,205	521,411	31,712,302
Professional fees	110,691	51,765	50,104	61,214
Custody and accounting fees	129,813	36,004	60,856	585,554
Reports to shareholders	25,604	17,050	20,707	139,538
Trustees’ fees and expenses	52,121	7,876	3,709	210,046
Exchange listing fees	6,766	6,766	6,767	4,001
Insurance	3,220	1,224	2,666	47,264
Interest	23,435	223	443	236,268
Taxes	263	263	263	1,355
Other	38,571	672	905	14,405
Total expenses	1,042,141	291,048	667,831	33,011,947
Expenses assumed by the Adviser	(106,124)	(97,669)	(51,860)	—
Net expenses	936,017	193,379	615,971	33,011,947
Net investment income	845,530	1,029,706	1,253,731	30,175,261

Net realized gain (loss) on:
Investments - unaffiliated issuers(1)	(3,134,804)	(4,733,363)	(1,046,209)	642,840,095
Investments - affiliated issuers	—	—	—	153,665,777
In-kind redemptions - unaffiliated issuers	626,336	379,818	8,268,209	745,012,111
In-kind redemptions - affiliated issuers	—	—	—	79,517,847
Foreign currency transactions and foreign denominated assets and liabilities	(156,815)	(1,858)	2,615	505,291
Net realized gain (loss)	(2,665,283)	(4,355,403)	7,224,615	1,621,541,121

Net change in unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers(2)	(7,937,687)	8,645,520	25,381,658	4,549,843,412
Investments - affiliated issuers	—	—	—	214,110,377
Foreign currency translations and foreign denominated assets and liabilities	2,493	189	42	(451,060)
Net change in unrealized appreciation (depreciation)	(7,935,194)	8,645,709	25,381,700	4,763,502,729
Net increase (decrease) in net assets resulting from operations	$(9,754,947)	$5,320,012	$33,860,046	$6,415,219,111
(1) Net of foreign taxes	$(5,977)	$—	$—	$—
(2) Net change in accrued foreign taxes	$(637,999)	$—	$—	$—

(a)	Consolidated Statement of Operations

See Notes to Financial Statements

54

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2025

	Low Carbon Energy ETF	Natural Resources ETF	Oil Refiners ETF	Oil Services ETF
Income:
Dividends	$2,662,071	$5,302,742	$1,025,992	$25,941,650
Interest	5,390	2,921	1,593	37,470
Securities lending income	202,631	93,923	3,188	205,837
Net foreign taxes withheld	(187,748)	(218,181)	(87,302)	—
Total income	2,682,344	5,181,405	943,471	26,184,957

Expenses:
Management fees	619,248	651,903	136,609	3,863,176
Professional fees	52,975	—	52,354	—
Custody and accounting fees	55,108	—	33,535	—
Reports to shareholders	25,917	—	18,102	—
Trustees’ fees and expenses	8,460	—	706	—
Exchange listing fees	6,766	—	6,767	—
Insurance	3,373	—	1,176	—
Interest	22,237	21,060	6,009	16,264
Taxes	263	243	259	358
Other	4,030	—	2,069	—
Total expenses	798,377	673,206	257,586	3,879,798
Expenses assumed by the Adviser	(8,011)	—	(90,120)	—
Net expenses	790,366	673,206	167,466	3,879,798
Net investment income	1,891,978	4,508,199	776,005	22,305,159

Net realized gain (loss) on:
Investments	(12,452,746)	1,370,783	(1,999,850)	(131,891,465)
In-kind redemptions	5,641,840	(75)	739,235	20,951,566
Foreign currency transactions and foreign denominated assets and liabilities	15,586	14,770	6,689	—
Net realized gain (loss)	(6,795,320)	1,385,478	(1,253,926)	(110,939,899)

Net change in unrealized appreciation (depreciation) on:
Investments	39,350,135	42,870,591	8,345,195	124,740,265
Foreign currency translations and foreign denominated assets and liabilities	14,253	4,731	10,656	—
Net change in unrealized appreciation (depreciation)	39,364,388	42,875,322	8,355,851	124,740,265
Net increase in net assets resulting from operations	$34,461,046	$48,768,999	$7,877,930	$36,105,525

See Notes to Financial Statements

55

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2025

	Rare Earth and Strategic Metals ETF	Steel ETF	Uranium and Nuclear ETF	Vietnam ETF
Income:
Dividends - unaffiliated issuers	$4,041,112	$3,095,487	$22,482,289	$6,587,657
Dividends - affiliated issuers	356,892	—	—	—
Interest	199,479	9,570	114,387	51,262
Securities lending income	5,154,833	32,947	13,143,905	—
Net foreign taxes withheld	(270,100)	(78,226)	(1,783,295)	—
Total income	9,482,216	3,059,778	33,957,286	6,638,919

Expenses:
Management fees	3,180,570	450,582	10,247,077	2,392,301
Professional fees	51,489	52,686	53,832	60,276
Custody and accounting fees	20,806	23,382	107,272	305,936
Reports to shareholders	48,822	25,974	204,451	33,953
Trustees’ fees and expenses	16,758	7,134	34,138	27,639
Exchange listing fees	6,559	6,766	6,766	3,982
Insurance	6,062	3,484	7,397	7,934
Interest	50,040	4,088	84,221	313,316
Taxes	604	259	378	263
Other	8,584	307	13,115	14,516
Total expenses	3,390,294	574,662	10,758,647	3,160,116
Expenses assumed by the Adviser	—	(74,675)	—	—
Net expenses	3,390,294	499,987	10,758,647	3,160,116
Net investment income	6,091,922	2,559,791	23,198,639	3,478,803

Net realized gain (loss) on:
Investments - unaffiliated issuers	(85,897,183)	(3,423,051)	20,990,987	61,155,915
Investments - affiliated issuers	(3,213,800)	—	(23,480,842)	—
In-kind redemptions - unaffiliated issuers	49,369,423	8,396,833	27,530,629	—
In-kind redemptions - affiliated issuers	2,721,934	—	956,210	—
Foreign currency transactions and foreign denominated assets and liabilities	(215,555)	(23,333)	523,410	(826,585)
Net realized gain (loss)	(37,235,181)	4,950,449	26,520,394	60,329,330

Net change in unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	430,194,180	29,335,859	382,132,103	162,109,457
Investments - affiliated issuers	12,103,350	—	113,774,004	—
Foreign currency translations and foreign denominated assets and liabilities	6,640	—	(3,425)	3,949
Net change in unrealized appreciation (depreciation)	442,304,170	29,335,859	495,902,682	162,113,406
Net increase in net assets resulting from operations	$411,160,911	$36,846,099	$545,621,715	$225,921,539

See Notes to Financial Statements

56

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Africa Index ETF		Agribusiness ETF
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income	$1,366,710	$972,114	$14,246,499	$18,523,601
Net realized gain (loss)	1,133,973	(1,216,838)	(39,115,782)	(48,147,755)
Net change in unrealized appreciation (depreciation)	29,746,771	4,450,502	106,732,833	(66,492,429)
Net increase (decrease) in net assets resulting from operations	32,247,454	4,205,778	81,863,550	(96,116,583)
Distributions to shareholders from:
Distributable earnings	(1,099,980)	—	(14,200,251)	(19,475,310)

Share transactions*:
Proceeds from sale of shares	37,813,912	9,433,069	40,633,036	—
Cost of shares redeemed	(4,821,439)	(12,274,875)	(103,842,561)	(226,378,504)
Net increase (decrease) in net assets resulting from share transactions	32,992,473	(2,841,806)	(63,209,525)	(226,378,504)
Total increase (decrease) in net assets	64,139,947	1,363,972	4,453,774	(341,970,397)
Net Assets, beginning of year	43,146,093	41,782,121	570,086,922	912,057,319
Net Assets, end of year	$107,286,040	$43,146,093	$574,540,696	$570,086,922
*Transactions in capital shares:
Shares sold	1,650,000	600,000	550,000	—
Shares redeemed	(300,000)	(800,000)	(1,450,000)	(3,150,000)
Net increase (decrease)	1,350,000	(200,000)	(900,000)	(3,150,000)

See Notes to Financial Statements

57

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Brazil Small-Cap ETF		ChiNext ETF
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income	$1,257,939	$778,759	$135,184	$102,694
Increase from payment from Adviser (See Note 3)	26,580	—	—	—
Net realized loss	(68,826)	(1,539,123)	(3,075,639)	(4,303,642)
Net change in unrealized appreciation (depreciation)	6,656,844	(8,832,330)	17,742,842	(559,901)
Net increase (decrease) in net assets resulting from operations	7,872,537	(9,592,694)	14,802,387	(4,760,849)
Distributions to shareholders from:
Distributable earnings	(1,200,015)	(650,035)	(86,680)	(48,120)

Share transactions*:
Proceeds from sale of shares	785,867	—	19,394,272	41,168,856
Cost of shares redeemed	(1,729,431)	(3,732,846)	(14,558,319)	(20,254,902)
Net increase (decrease) in net assets resulting from share transactions	(943,564)	(3,732,846)	4,835,953	20,913,954
Total increase (decrease) in net assets	5,728,958	(13,975,575)	19,551,660	16,104,985
Net Assets, beginning of year	16,069,834	30,045,409	33,330,640	17,225,655
Net Assets, end of year	$21,798,792	$16,069,834	$52,882,300	$33,330,640
*Transactions in capital shares:
Shares sold	50,000	—	450,000	1,200,000
Shares redeemed	(150,000)	(250,000)	(450,000)	(700,000)
Net increase (decrease)	(100,000)	(250,000)	—	500,000

See Notes to Financial Statements

58

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	CMCI Commodity Strategy ETF (a)		Copper and Green Metals ETF
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income	$91,677	$115,783	$349,699	$275,124
Net realized gain (loss)	120,924	(98,900)	(120,781)	(1,813,003)
Net change in unrealized appreciation (depreciation)	(8,437)	100,324	12,986,125	(1,425,532)
Net increase (decrease) in net assets resulting from operations	204,164	117,207	13,215,043	(2,963,411)
Distributions to shareholders from:
Distributable earnings	(217,127)	(96,000)	(512,025)	(334,985)
Return of capital	(19,873)	—	—	—
Total distributions	(237,000)	(96,000)	(512,025)	(334,985)

Share transactions*:
Proceeds from sale of shares	—	—	3,698,239	2,686,419
Cost of shares redeemed	—	—	(2,759,399)	(8,285,041)
Net increase (decrease) in net assets resulting from share transactions	—	—	938,840	(5,598,622)
Total increase (decrease) in net assets	(32,836)	21,207	13,641,858	(8,897,018)
Net Assets, beginning of year	2,424,046	2,402,839	17,851,319	26,748,337
Net Assets, end of year	$2,391,210	$2,424,046	$31,493,177	$17,851,319
*Transactions in capital shares:
Shares sold	—	—	100,000	100,000
Shares redeemed	—	—	(100,000)	(350,000)
Net decrease	—	—	—	(250,000)

(a)	Consolidated Statement of Changes in Net Assets

See Notes to Financial Statements

59

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Digital India ETF		Gold Miners ETF
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income	$99,533	$51,637	$148,165,406	$143,480,934
Net realized gain (loss)	427,874	(118)	5,256,421,880	854,104,459
Net change in unrealized appreciation (depreciation)	(2,372,497)	4,284,429	10,941,960,159	461,527,143
Net increase (decrease) in net assets resulting from operations	(1,845,090)	4,335,948	16,346,547,445	1,459,112,536
Distributions to shareholders from:
Distributable earnings	(350,190)	—	(189,994,893)	(150,012,756)

Share transactions*:
Proceeds from sale of shares	—	14,415,956	3,150,393,633	2,047,295,890
Cost of shares redeemed	(7,134,895)	—	(6,166,212,458)	(3,665,481,534)
Net increase (decrease) in net assets resulting from share transactions	(7,134,895)	14,415,956	(3,015,818,825)	(1,618,185,644)
Total increase (decrease) in net assets	(9,330,175)	18,751,904	13,140,733,727	(309,085,864)
Net Assets, beginning of year	27,762,075	9,010,171	12,660,494,046	12,969,579,910
Net Assets, end of year	$18,431,900	$27,762,075	$25,801,227,773	$12,660,494,046
*Transactions in capital shares:
Shares sold	—	375,000	46,800,000	60,150,000
Shares redeemed	(175,000)	—	(120,400,000)	(103,300,000)
Net increase (decrease)	(175,000)	375,000	(73,600,000)	(43,150,000)

See Notes to Financial Statements

60

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	India Growth Leaders ETF (a)		Indonesia Index ETF
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income	$845,530	$775,564	$1,029,706	$1,190,448
Net realized gain (loss)	(2,665,283)	14,211,235	(4,355,403)	(2,098,485)
Net change in unrealized appreciation (depreciation)	(7,935,194)	3,011,121	8,645,709	(4,474,539)
Net increase (decrease) in net assets resulting from operations	(9,754,947)	17,997,920	5,320,012	(5,382,576)
Distributions to shareholders from:
Distributable earnings	(1,000,117)	(5,499,942)	(1,100,160)	(1,274,950)

Share transactions*:
Proceeds from sale of shares	4,750,035	45,660,398	28,881,605	51,254,389
Cost of shares redeemed	(28,375,606)	—	(3,967,298)	(43,477,457)
Net increase (decrease) in net assets resulting from share transactions	(23,625,571)	45,660,398	24,914,307	7,776,932
Total increase (decrease) in net assets	(34,380,635)	58,158,376	29,134,159	1,119,406
Net Assets, beginning of year	153,357,318	95,198,942	30,092,306	28,972,900
Net Assets, end of year	$118,976,683	$153,357,318	$59,226,465	$30,092,306
*Transactions in capital shares:
Shares sold	100,000	950,000	1,800,000	2,850,000
Shares redeemed	(650,000)	—	(250,000)	(2,550,000)
Net increase (decrease)	(550,000)	950,000	1,550,000	300,000

(a)	Consolidated Statement of Changes in Net Assets

See Notes to Financial Statements

61

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Israel ETF		Junior Gold Miners ETF
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income	$1,253,731	$885,800	$30,175,261	$24,957,887
Net realized gain (loss)	7,224,615	(2,871,693)	1,621,541,121	319,011,424
Net change in unrealized appreciation (depreciation)	25,381,700	19,364,376	4,763,502,729	377,112,888
Net increase in net assets resulting from operations	33,860,046	17,378,483	6,415,219,111	721,082,199
Distributions to shareholders from:
Distributable earnings	(1,759,928)	(1,050,000)	(219,999,409)	(116,496,530)

Share transactions*:
Proceeds from sale of shares	13,642,269	12,000,037	564,758,086	271,658,366
Cost of shares redeemed	(13,307,621)	—	(1,788,427,430)	(853,366,579)
Net increase (decrease) in net assets resulting from share transactions	334,648	12,000,037	(1,223,669,344)	(581,708,213)
Total increase in net assets	32,434,766	28,328,520	4,971,550,358	22,877,456
Net Assets, beginning of year	87,781,893	59,453,373	4,434,193,232	4,411,315,776
Net Assets, end of year	$120,216,659	$87,781,893	$9,405,743,590	$4,434,193,232
*Transactions in capital shares:
Shares sold	275,000	325,000	6,400,000	7,450,000
Shares redeemed	(250,000)	—	(27,850,000)	(19,350,000)
Net increase (decrease)	25,000	325,000	(21,450,000)	(11,900,000)

See Notes to Financial Statements

62

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Low Carbon Energy ETF		Natural Resources ETF
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income	$1,891,978	$1,956,967	$4,508,199	$3,277,645
Net realized gain (loss)	(6,795,320)	(5,348,249)	1,385,478	2,613,440
Net change in unrealized appreciation (depreciation)	39,364,388	(11,521,369)	42,875,322	(13,580,922)
Net increase (decrease) in net assets resulting from operations	34,461,046	(14,912,651)	48,768,999	(7,689,837)
Distributions to shareholders from:
Distributable earnings	(2,000,028)	(2,000,039)	(4,499,880)	(3,199,875)

Share transactions*:
Proceeds from sale of shares	—	—	34,581,322	33,373,516
Cost of shares redeemed	(27,166,176)	(25,256,706)	—	(21,412,676)
Net increase (decrease) in net assets resulting from share transactions	(27,166,176)	(25,256,706)	34,581,322	11,960,840
Total increase (decrease) in net assets	5,294,842	(42,169,396)	78,850,441	1,071,128
Net Assets, beginning of year	122,203,937	164,373,333	125,367,006	124,295,878
Net Assets, end of year	$127,498,779	$122,203,937	$204,217,447	$125,367,006
*Transactions in capital shares:
Shares sold	—	—	650,000	650,000
Shares redeemed	(250,000)	(250,000)	—	(450,000)
Net increase (decrease)	(250,000)	(250,000)	650,000	200,000

See Notes to Financial Statements

63

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Oil Refiners ETF		Oil Services ETF
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income	$776,005	$1,269,076	$22,305,159	$27,053,044
Net realized gain (loss)	(1,253,926)	2,405,118	(110,939,899)	18,305,775
Net change in unrealized appreciation (depreciation)	8,355,851	(8,487,732)	124,740,265	(227,757,802)
Net increase (decrease) in net assets resulting from operations	7,877,930	(4,813,538)	36,105,525	(182,398,983)
Distributions to shareholders from:
Distributable earnings	(775,003)	(1,270,005)	(22,400,044)	(27,199,954)

Share transactions*:
Proceeds from sale of shares	12,581,958	20,503,727	2,944,136,561	4,119,562,741
Cost of shares redeemed	(6,039,756)	(23,875,116)	(3,169,213,188)	(4,571,565,235)
Net increase (decrease) in net assets resulting from share transactions	6,542,202	(3,371,389)	(225,076,627)	(452,002,494)
Total increase (decrease) in net assets	13,645,129	(9,454,932)	(211,371,146)	(661,601,431)
Net Assets, beginning of year	24,854,244	34,309,176	1,505,829,019	2,167,430,450
Net Assets, end of year	$38,499,373	$24,854,244	$1,294,457,873	$1,505,829,019
*Transactions in capital shares:
Shares sold	325,000	575,000	11,450,000	13,900,000
Shares redeemed	(200,000)	(675,000)	(12,450,000)	(15,350,000)
Net increase (decrease)	125,000	(100,000)	(1,000,000)	(1,450,000)

See Notes to Financial Statements

64

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Rare Earth and Strategic Metals ETF		Steel ETF
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income	$6,091,922	$4,015,037	$2,559,791	$2,590,388
Net realized gain (loss)	(37,235,181)	(72,073,747)	4,950,449	6,466,325
Net change in unrealized appreciation (depreciation)	442,304,170	(82,697,039)	29,335,859	(28,794,550)
Net increase (decrease) in net assets resulting from operations	411,160,911	(150,755,749)	36,846,099	(19,737,837)
Distributions to shareholders from:
Distributable earnings	(27,999,703)	(5,608,675)	(2,500,020)	(2,649,960)

Share transactions*:
Proceeds from sale of shares	1,191,070,507	74,875,577	96,249,433	23,823,749
Cost of shares redeemed	(166,617,856)	(108,334,764)	(44,081,828)	(67,051,708)
Net increase (decrease) in net assets resulting from share transactions	1,024,452,651	(33,459,187)	52,167,605	(43,227,959)
Total increase (decrease) in net assets	1,407,613,859	(189,823,611)	86,513,684	(65,615,756)
Net Assets, beginning of year	219,591,299	409,414,910	74,583,472	140,199,228
Net Assets, end of year	$1,627,205,158	$219,591,299	$161,097,156	$74,583,472
*Transactions in capital shares:
Shares sold	19,150,000	1,500,000	1,275,000	350,000
Shares redeemed	(2,700,000)	(2,500,000)	(650,000)	(975,000)
Net increase (decrease)	16,450,000	(1,000,000)	625,000	(625,000)

See Notes to Financial Statements

65

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Uranium and Nuclear ETF		Vietnam ETF
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income	$23,198,639	$2,943,729	$3,478,803	$3,748,577
Net realized gain (loss)	26,520,394	(10,348,015)	60,329,330	(15,892,288)
Net change in unrealized appreciation (depreciation)	495,902,682	(36,866,693)	162,113,406	(40,013,540)
Net increase (decrease) in net assets resulting from operations	545,621,715	(44,270,979)	225,921,539	(52,157,251)
Distributions to shareholders from:
Distributable earnings	(90,998,881)	(5,660,855)	(1,198,900)	—

Share transactions*:
Proceeds from sale of shares	2,494,544,472	698,705,421	65,210,817	1,296,496
Cost of shares redeemed	(95,332,066)	(31,405,515)	(100,622,514)	(59,226,300)
Net increase (decrease) in net assets resulting from share transactions	2,399,212,406	667,299,906	(35,411,697)	(57,929,804)
Total increase (decrease) in net assets	2,853,835,240	617,368,072	189,310,942	(110,087,055)
Net Assets, beginning of year	749,018,081	131,650,009	417,171,094	527,258,149
Net Assets, end of year	$3,602,853,321	$749,018,081	$606,482,036	$417,171,094
*Transactions in capital shares:
Shares sold	21,075,000	7,800,000	3,950,000	100,000
Shares redeemed	(1,150,000)	(425,000)	(7,650,000)	(4,950,000)
Net increase (decrease)	19,925,000	7,375,000	(3,700,000)	(4,850,000)

See Notes to Financial Statements

66

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Africa Index ETF
	Year Ended December 31,
	2025	2024	2023	2022	2021

Net asset value, beginning of year	$15.69	$14.16	$15.81	$20.06	$20.17
Net investment income (a)	0.46	0.33	0.35	0.60	0.53
Net realized and unrealized gain (loss) on investments	10.29	1.20	(1.69)	(4.27)	0.20 (b)
Total from investment operations	10.75	1.53	(1.34)	(3.67)	0.73
Distributions from:
Net investment income	(0.27)	—	(0.31)	(0.58)	(0.84)
Net asset value, end of year	$26.17	$15.69	$14.16	$15.81	$20.06
Total return (c)	68.50%	10.77%	(8.45)%	(18.34)%	3.69%

Ratios to average net assets
Gross expenses	0.76%	0.89%	1.47%	0.98%	0.77%
Net expenses	0.76%	0.88%	1.31%	0.98%	0.77%
Net expenses excluding interest and taxes	0.75%	0.78%	0.78%	0.75%	0.77%
Net investment income	2.22%	2.16%	2.33%	3.29%	2.50%
Supplemental data
Net assets, end of year (in millions)	$107	$43	$42	$46	$59
Portfolio turnover rate (d)	36%	44%	34%	33%	37%

(a)	Calculated based upon average shares outstanding
(b)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

67

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Agribusiness ETF
	Year Ended December 31,
	2025	2024	2023	2022	2021

Net asset value, beginning of year	$64.78	$76.32	$85.96	$95.38	$77.82
Net investment income (a)	1.70	1.81	1.94	1.71	1.14
Net realized and unrealized gain (loss) on investments	8.05	(11.15)	(9.34)	(9.28)	17.54
Total from investment operations	9.75	(9.34)	(7.40)	(7.57)	18.68
Distributions from:
Net investment income	(1.80)	(2.20)	(2.24)	(1.85)	(1.12)
Net asset value, end of year	$72.73	$64.78	$76.32	$85.96	$95.38
Total return (b)	15.03%	(12.24)%	(8.58)%	(7.95)%	23.99%

Ratios to average net assets
Expenses	0.56%	0.55%	0.53%	0.53%	0.52%
Expenses excluding interest and taxes	0.56%	0.54%	0.53%	0.53%	0.52%
Net investment income	2.39%	2.51%	2.34%	1.84%	1.25%
Supplemental data
Net assets, end of year (in millions)	$575	$570	$912	$1,341	$1,183
Portfolio turnover rate (c)	17%	12%	12%	24%	17%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

68

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Brazil Small-Cap ETF
	Year Ended December 31,
	2025		2024	2023	2022		2021

Net asset value, beginning of year	$11.08		$17.67	$13.64	$16.35		$21.44
Net investment income (a)	0.95		0.51	0.46	0.44		0.48
Net realized and unrealized gain (loss) on investments	4.99		(6.65)	4.45	(2.59)		(5.08)
Payment from Adviser	0.02	(b)	—	—	—		—
Total from investment operations	5.96		(6.14)	4.91	(2.15)		(4.60)
Distributions from:
Net investment income	(0.89)		(0.45)	(0.88)	(0.56)		(0.49)
Return of capital	—		—	—	—	(c)	—
Total distributions	(0.89)		(0.45)	(0.88)	(0.56)		(0.49)
Net asset value, end of year	$16.15		$11.08	$17.67	$13.64		$16.35
Total return (d)	53.82	%(b)	(34.74)%	36.14%	(13.30)%		(21.38)%

Ratios to average net assets
Gross expenses	1.17%		0.97%	1.07%	0.83	%(e)	0.84	%(e)
Net expenses	0.60%		0.60%	0.68%	0.59	%(e)	0.59	%(e)
Net expenses excluding interest and taxes	0.59%		0.59%	0.59%	0.59	%(e)	0.59	%(e)
Net investment income	6.56%		3.40%	2.93%	2.71	%(e)	2.32	%(e)
Supplemental data
Net assets, end of year (in millions)	$22		$16	$30	$25		$32
Portfolio turnover rate (f)	43%		30%	43%	42%		56%

(a)	Calculated based upon average shares outstanding
(b)	For the year ended December 31, 2025, 0.18% of total return, representing $0.02 per share, consisted of a payment from the Adviser (See Note 3).
(c)	Amount represents less than $0.005 per share.
(d)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(e)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(f)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

69

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	ChiNext ETF
	Year Ended December 31,
	2025	2024	2023	2022	2021

Net asset value, beginning of year	$27.78	$24.61	$31.27	$48.47	$48.95
Net investment income (loss) (a)	0.13	0.12	0.10	(0.08)	(0.06)
Net realized and unrealized gain (loss) on investments	16.24	3.09 (b)	(6.76)	(17.12)	4.03
Payment from Adviser	—	—	—	—	0.02	(c)
Total from investment operations	16.37	3.21	(6.66)	(17.20)	3.99
Distributions from:
Net investment income	(0.08)	(0.04)	—	—	—
Net realized capital gains	—	—	—	—	(3.74)
Return of capital	—	—	—	—	(0.73)
Total distributions	(0.08)	(0.04)	—	—	(4.47)
Net asset value, end of year	$44.07	$27.78	$24.61	$31.27	$48.47
Total return (d)	58.93%	13.04%	(21.31)%	(35.49)%	8.21	%(c)

Ratios to average net assets
Gross expenses	1.00%	1.27%	1.89%	1.25%	0.89%
Net expenses	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income (loss)	0.39%	0.48%	0.34%	(0.22)%	(0.12)%
Supplemental data
Net assets, end of year (in millions)	$53	$33	$17	$20	$41
Portfolio turnover rate (e)	48%	109%	123%	10%	59%

(a)	Calculated based upon average shares outstanding
(b)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(c)	For the year ended December 31, 2021, 0.04% of total return, representing $0.02 per share, consisted of a payment from the Adviser (See Note 3).
(d)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

70

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share oustanding throughout each period:

	CMCI Commodity Strategy ETF(a)

	Year Ended December 31,		Period Ended December 31,
	2025	2024	2023 (b)

Net asset value, beginning of period	$24.24	$24.03	$25.00
Net investment income (c)	0.92	1.16	0.44
Net realized and unrealized gain (loss) on investments	1.12	0.01	(1.01)
Total from investment operations	2.04	1.17	(0.57)
Distributions from:
Net investment income	(2.17)	(0.96)	(0.40)
Return of capital	(0.20)	—	—
Total distributions	(2.37)	(0.96)	(0.40)
Net asset value, end of period	$23.91	$24.24	$24.03
Total return (d)	8.42%	4.91%	(2.32)%

Ratios to average net assets
Gross expenses	4.95%	4.40%	6.32	%(e)
Net expenses	0.67%	0.65%	0.65	%(e)
Net expenses excluding interest and taxes	0.65%	0.65%	0.65	%(e)
Net investment income	3.64%	4.63%	4.82	%(e)
Supplemental data
Net assets, end of period (in millions)	$2	$2	$2
Portfolio turnover rate (f)	—%	—%	—%

(a)	Consolidated Financial Highlights
(b)	For the period August 22, 2023 (commencement of operations) through December 31, 2023.
(c)	Calculated based upon average shares outstanding
(d)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(e)	Annualized
(f)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

71

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Copper and Green Metals ETF

	Year Ended December 31,				Period Ended December 31,
	2025	2024	2023	2022	2021 (a)

Net asset value, beginning of period	$21.00	$24.32	$28.24	$34.88	$34.67
Net investment income (loss) (b)	0.44	0.27	0.63	0.73	(0.01)
Net realized and unrealized gain (loss) on investments	16.29	(3.20)	(4.06)	(6.64)	0.22
Total from investment operations	16.73	(2.93)	(3.43)	(5.91)	0.21
Distributions from:
Net investment income	(0.68)	(0.39)	(0.49)	(0.73)	—
Net asset value, end of period	$37.05	$21.00	$24.32	$28.24	$34.88
Total return (c)	79.63%	(12.05)%	(12.13)%	(16.99)%	0.61%

Ratios to average net assets
Expenses	0.62%	0.61%	0.66%	0.63%	0.60	%(d)
Expenses excluding interest and taxes	0.59%	0.59%	0.59%	0.59%	0.59	%(d)
Net investment income (loss)	1.71%	1.14%	2.37%	2.33%	(0.30	)%(d)
Supplemental data
Net assets, end of period (in millions)	$31	$18	$27	$23	$16
Portfolio turnover rate (e)	21%	20%	28%	32%	10%

(a)	For the period November 10, 2021 (commencement of operations) through December 31, 2021.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

72

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Digital India ETF

	Year Ended December 31,			Period Ended December 31,
	2025	2024	2023	2022 (a)

Net asset value, beginning of period	$44.42	$36.04	$27.79	$36.25
Net investment income (b)	0.19	0.09	0.09	0.14
Net realized and unrealized gain (loss) on investments	(2.88)	8.29	8.25	(8.33)
Total from investment operations	(2.69)	8.38	8.34	(8.19)
Distributions from:
Net investment income	(0.13)	—	(0.08)	(0.27)
Net realized capital gains	(0.64)	—	—	—
Return of capital	—	—	(0.01)	—
Total distributions	(0.77)	—	(0.09)	(0.27)
Net asset value, end of period	$40.96	$44.42	$36.04	$27.79
Total return (c)	(6.06)%	23.25%	30.00%	(22.56)%

Ratios to average net assets
Expenses	0.70%	0.74%	0.77%	0.76	%(d)
Expenses excluding interest and taxes	0.70%	0.70%	0.71%	0.75	%(d)
Net investment income	0.46%	0.22%	0.27%	0.53	%(d)
Supplemental data
Net assets, end of period (in millions)	$18	$28	$9	$1
Portfolio turnover rate (e)	22%	28%	22%	22%

(a)	For the period February 16, 2022 (commencement of operations) through December 31, 2022.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

73

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Gold Miners ETF
	Year Ended December 31,
	2025	2024	2023	2022	2021

Net asset value, beginning of year	$33.89	$31.12	$28.69	$32.00	$35.98
Net investment income (a)	0.47	0.37	0.52	0.48	0.52
Net realized and unrealized gain (loss) on investments	52.29	2.80	2.41	(3.31)	(3.97)
Total from investment operations	52.76	3.17	2.93	(2.83)	(3.45)
Distributions from:
Net investment income	(0.63)	(0.40)	(0.50)	(0.48)	(0.53)
Net asset value, end of year	$86.02	$33.89	$31.12	$28.69	$32.00
Total return (b)	155.57%	10.17%	10.22%	(8.87)%	(9.56)%

Ratios to average net assets
Expenses	0.51%	0.51%	0.51%	0.51%	0.51%
Net investment income	0.84%	1.06%	1.70%	1.61%	1.53%
Supplemental data
Net assets, end of year (in millions)	$25,801	$12,660	$12,970	$11,934	$13,273
Portfolio turnover rate (c)	50%	15%	13%	17%	15%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

74

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	India Growth Leaders ETF(a)
	Year Ended December 31,
	2025	2024	2023	2022	2021

Net asset value, beginning of year	$49.07	$43.77	$32.62	$42.93	$32.94
Net investment income (b)	0.29	0.27	0.33	0.59	0.08
Net realized and unrealized gain (loss) on investments	(2.76)	6.79	11.24	(10.34)	9.91
Total from investment operations	(2.47)	7.06	11.57	(9.75)	9.99
Distributions from:
Net investment income	(0.39)	(1.76)	(0.42)	(0.56)	—
Net asset value, end of year	$46.21	$49.07	$43.77	$32.62	$42.93
Total return (c)	(5.05)%	16.11%	35.48%	(22.67)%	30.30%

Ratios to average net assets
Gross expenses	0.80%	0.76%	1.09%	0.80%	1.00%
Net expenses	0.72%	0.76%	0.87%	0.80%	0.90%
Net expenses excluding interest and taxes	0.70%	0.70%	0.72%	0.73%	0.83%
Net investment income	0.65%	0.54%	0.91%	1.64%	0.22%
Supplemental data
Net assets, end of year (in millions)	$119	$153	$95	$51	$78
Portfolio turnover rate (d)	66%	47%	79%	102%	67%

(a)	Consolidated Financial Highlights
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

75

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Indonesia Index ETF
	Year Ended December 31,
	2025	2024	2023	2022	2021

Net asset value, beginning of year	$15.05	$17.04	$17.34	$19.93	$20.49
Net investment income (a)	0.46	0.58	0.63	0.45	0.27
Net realized and unrealized gain (loss) on investments	1.51	(1.98)	(0.31)	(2.41)	(0.61)
Total from investment operations	1.97	(1.40)	0.32	(1.96)	(0.34)
Distributions from:
Net investment income	(0.34)	(0.59)	(0.62)	(0.63)	(0.22)
Net asset value, end of year	$16.68	$15.05	$17.04	$17.34	$19.93
Total return (b)	13.19%	(8.21)%	1.91%	(9.88)%	(1.65)%

Ratios to average net assets
Gross expenses	0.86%	0.84%	0.99%	0.67%	0.82%
Net expenses	0.57%	0.57%	0.58%	0.57%	0.57%
Net expenses excluding interest and taxes	0.57%	0.57%	0.57%	0.57%	N/A
Net investment income	3.04%	3.49%	3.56%	2.24%	1.38%
Supplemental data
Net assets, end of year (in millions)	$59	$30	$29	$33	$54
Portfolio turnover rate (c)	23%	23%	21%	25%	36%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

76

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Israel ETF
	Year Ended December 31,
	2025	2024	2023	2022	2021

Net asset value, beginning of year	$43.35	$34.97	$35.71	$48.77	$44.82
Net investment income (a)	0.59	0.47	0.45	0.61	0.27
Net realized and unrealized gain (loss) on investments	15.57	8.44	(0.53)	(13.19)	4.30
Total from investment operations	16.16	8.91	(0.08)	(12.58)	4.57
Distributions from:
Net investment income	(0.87)	(0.53)	(0.66)	(0.48)	(0.62)
Net asset value, end of year	$58.64	$43.35	$34.97	$35.71	$48.77
Total return (b)	37.28%	25.44%	(0.22)%	(25.79)%	10.20%

Ratios to average net assets
Gross expenses	0.64%	0.71%	0.78%	0.64%	0.71%
Net expenses	0.59%	0.59%	0.59%	0.59%	0.59%
Net investment income	1.20%	1.25%	1.28%	1.48%	0.57%
Supplemental data
Net assets, end of year (in millions)	$120	$88	$59	$59	$80
Portfolio turnover rate (c)	8%	10%	13%	12%	32%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

77

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Junior Gold Miners ETF
	Year Ended December 31,
	2025	2024	2023	2022	2021

Net asset value, beginning of year	$42.72	$38.13	$35.63	$41.88	$54.26
Net investment income (a)	0.34	0.22	0.23	0.24	0.39
Net realized and unrealized gain (loss) on investments	73.82	5.48	2.54	(6.31)	(12.02)
Total from investment operations	74.16	5.70	2.77	(6.07)	(11.63)
Distributions from:
Net investment income	(2.65)	(1.11)	(0.27)	(0.18)	(0.75)
Net asset value, end of year	$114.23	$42.72	$38.13	$35.63	$41.88
Total return (b)	173.25%	14.93%	7.78%	(14.48)%	(21.44)%

Ratios to average net assets
Expenses	0.52%	0.51%	0.52%	0.52%	0.52%
Net investment income	0.48%	0.51%	0.63%	0.64%	0.84%
Supplemental data
Net assets, end of year (in millions)	$9,406	$4,434	$4,411	$3,737	$4,495
Portfolio turnover rate (c)	36%	28%	20%	27%	24%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

78

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Low Carbon Energy ETF
	Year Ended December 31,
	2025	2024	2023	2022	2021

Net asset value, beginning of year	$99.09	$110.82	$111.11	$159.69	$165.41
Net investment income (a)	1.73	1.44	1.64	1.45	0.78
Net realized and unrealized gain (loss) on investments	30.87	(11.55)	(0.18)	(48.57)	(5.79)
Total from investment operations	32.60	(10.11)	1.46	(47.12)	(5.01)
Distributions from:
Net investment income	(2.03)	(1.62)	(1.75)	(1.46)	(0.71)
Net asset value, end of year	$129.66	$99.09	$110.82	$111.11	$159.69
Total return (b)	32.88%	(9.17)%	1.34%	(29.52)%	(3.02)%

Ratios to average net assets
Expenses	0.64%	0.61%	0.61%	0.61%	0.55%
Expenses excluding interest and taxes	0.62%	0.60%	0.57%	0.61%	0.55%
Net investment income	1.53%	1.42%	1.43%	1.13%	0.49%
Supplemental data
Net assets, end of year (in millions)	$127	$122	$164	$198	$301
Portfolio turnover rate (c)	21%	23%	16%	16%	77%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

79

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Natural Resources ETF
	Year Ended December 31,
	2025	2024	2023	2022	2021

Net asset value, beginning of year	$45.59	$48.74	$49.20	$47.44	$38.65
Net investment income (a)	1.46	1.30	1.52	1.66	1.21
Net realized and unrealized gain (loss) on investments	14.37	(3.24)	(0.38)	1.71	8.60
Total from investment operations	15.83	(1.94)	1.14	3.37	9.81
Distributions from:
Net investment income	(1.36)	(1.21)	(1.60)	(1.61)	(1.02)
Net asset value, end of year	$60.06	$45.59	$48.74	$49.20	$47.44
Total return (b)	34.72%	(4.00)%	2.32%	7.10%	25.38%

Ratios to average net assets
Gross expenses (c)	0.41%	0.44%	0.52%	0.50%	0.78%
Net expenses (c)	0.41%	0.44%	0.52%	0.50%	0.49%
Net expenses excluding interest and taxes (c)	0.40%	0.42%	0.49%	0.49%	0.49%
Net investment income	2.77%	2.59%	3.11%	3.36%	2.63%
Supplemental data
Net assets, end of year (in millions)	$204	$125	$124	$143	$97
Portfolio turnover rate (d)	21%	54%	26%	37%	26%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Periods after December 31, 2021 reflect a unitary management fee structure.
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

80

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Oil Refiners ETF
	Year Ended December 31,
	2025	2024	2023	2022	2021

Net asset value, beginning of year	$27.62	$34.31	$31.19	$27.14	$25.01
Net investment income (a)	0.94	1.28	1.19	1.07	0.66
Net realized and unrealized gain (loss) on investments	9.76	(6.43)	3.18	3.94	2.12
Total from investment operations	10.70	(5.15)	4.37	5.01	2.78
Distributions from:
Net investment income	(0.76)	(1.54)	(1.25)	(0.96)	(0.65)
Net asset value, end of year	$37.56	$27.62	$34.31	$31.19	$27.14
Total return (b)	38.75%	(14.97)%	14.00%	18.50%	11.10%

Ratios to average net assets
Gross expenses	0.94%	0.85%	0.85%	0.78%	1.02%
Net expenses	0.61%	0.62%	0.62%	0.61%	0.59%
Net expenses excluding interest and taxes	0.59%	0.59%	0.59%	0.59%	0.59%
Net investment income	2.84%	3.64%	3.68%	3.54%	2.32%
Supplemental data
Net assets, end of year (in millions)	$38	$25	$34	$39	$20
Portfolio turnover rate (c)	26%	23%	19%	40%	18%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

81

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Oil Services ETF
	Year Ended December 31,
	2025	2024	2023	2022	2021

Net asset value, beginning of year	$271.29	$309.61	$304.03	$184.74	$153.90
Net investment income (a)	5.21	4.47	3.65	2.14	2.41
Net realized and unrealized gain (loss) on investments	12.83	(37.35)	6.15	120.04	30.24 (b)
Total from investment operations	18.04	(32.88)	9.80	122.18	32.65
Distributions from:
Net investment income	(4.87)	(5.44)	(4.22)	(2.89)	(1.81)
Net asset value, end of year	$284.46	$271.29	$309.61	$304.03	$184.74
Total return (c)	6.67%	(10.57)%	3.21%	66.14%	21.18%

Ratios to average net assets
Gross expenses (d)	0.35%	0.35%	0.35%	0.35%	0.36%
Net expenses (d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	2.02%	1.48%	1.18%	0.83%	1.21%
Supplemental data
Net assets, end of year (in millions)	$1,294	$1,506	$2,167	$2,584	$2,143
Portfolio turnover rate (e)	21%	17%	17%	17%	28%

(a)	Calculated based upon average shares outstanding
(b)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Periods after December 31, 2021 reflect a unitary management fee structure.
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

82

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Rare Earth and Strategic Metals ETF
	Year Ended December 31,
	2025	2024	2023	2022	2021

Net asset value, beginning of year	$39.04	$61.80	$76.28	$111.72	$65.41
Net investment income (a)	0.56	0.63	1.02	0.68	0.08
Net realized and unrealized gain (loss) on investments	35.41	(22.39)	(15.50)	(34.93)	52.12
Total from investment operations	35.97	(21.76)	(14.48)	(34.25)	52.20
Distributions from:
Net investment income	(1.30)	(1.00)	—	(1.19)	(5.89)
Net asset value, end of year	$73.71	$39.04	$61.80	$76.28	$111.72
Total return (b)	92.05%	(35.27)%	(18.98)%	(30.68)%	80.09%

Ratios to average net assets
Expenses	0.53%	0.58%	0.56%	0.54%	0.53%
Expenses excluding interest and taxes	0.53%	0.56%	0.55%	0.54%	0.53%
Net investment income	0.96%	1.34%	1.34%	0.70%	0.08%
Supplemental data
Net assets, end of year (in millions)	$1,627	$220	$409	$631	$1,014
Portfolio turnover rate (c)	74%	34%	41%	40%	74%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

83

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Steel ETF
	Year Ended December 31,
	2025	2024	2023	2022	2021

Net asset value, beginning of year	$58.50	$73.79	$57.80	$53.25	$44.57
Net investment income (a)	1.97	1.76	2.09	2.71	3.19
Net realized and unrealized gain (loss) on investments	25.64	(14.97)	15.97	4.72	9.25
Total from investment operations	27.61	(13.21)	18.06	7.43	12.44
Distributions from:
Net investment income	(1.32)	(2.08)	(2.07)	(2.87)	(3.76)
Return of capital	—	—	—	(0.01)	—
Total distributions	(1.32)	(2.08)	(2.07)	(2.88)	(3.76)
Net asset value, end of year	$84.79	$58.50	$73.79	$57.80	$53.25
Total return (b)	47.16%	(17.94)%	31.23%	13.88%	27.91%

Ratios to average net assets
Gross expenses	0.64%	0.60%	0.57%	0.58%	0.56%
Net expenses	0.55%	0.56%	0.56%	0.56%	0.55%
Net expenses excluding interest and taxes	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	2.84%	2.57%	3.22%	4.72%	5.48%
Supplemental data
Net assets, end of year (in millions)	$161	$75	$140	$100	$112
Portfolio turnover rate (c)	107%	14%	22%	20%	25%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

84

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Uranium and Nuclear ETF
	Year Ended December 31,
	2025	2024	2023	2022	2021

Net asset value, beginning of year	$81.27	$71.49	$54.94	$54.90	$49.35
Net investment income (a)	1.30	0.87	1.19	0.86	1.44
Net realized and unrealized gain on investments	44.23	9.52	18.62	0.29	5.20
Total from investment operations	45.53	10.39	19.81	1.15	6.64
Distributions from:
Net investment income	(3.17)	(0.61)	(3.26)	(1.11)	(1.09)
Net asset value, end of year	$123.63	$81.27	$71.49	$54.94	$54.90
Total return (b)	55.93%	14.52%	36.02%	2.10%	13.48%

Ratios to average net assets
Gross expenses	0.52%	0.56%	0.64%	0.67%	0.89%
Net expenses	0.52%	0.56%	0.61%	0.61%	0.60%
Net expenses excluding interest and taxes	0.52%	0.55%	0.60%	0.60%	0.60%
Net investment income	1.13%	1.04%	1.88%	1.56%	2.70%
Supplemental data
Net assets, end of year (in millions)	$3,603	$749	$132	$54	$35
Portfolio turnover rate (c)	42%	36%	41%	53%	25%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

85

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Vietnam ETF
	Year Ended December 31,
	2025	2024	2023	2022	2021

Net asset value, beginning of year	$11.62	$12.94	$11.75	$21.36	$17.52
Net investment income (a)	0.11	0.09	0.08	0.18	0.11
Net realized and unrealized gain (loss) on investments	7.14	(1.41)	1.78	(9.68)	3.83
Total from investment operations	7.25	(1.32)	1.86	(9.50)	3.94
Distributions from:
Net investment income	(0.04)	—	(0.67)	(0.11)	(0.10)
Net asset value, end of year	$18.83	$11.62	$12.94	$11.75	$21.36
Total return (b)	62.42%	(10.19)%	15.95%	(44.47)%	22.52%

Ratios to average net assets
Expenses (c)	0.66%	0.68%	0.70%	0.66%	0.59%
Expenses excluding interest and taxes (c)	0.59%	0.62%	0.61%	0.60%	0.58%
Net investment income (c)	0.73%	0.75%	0.59%	1.13%	0.58%
Supplemental data
Net assets, end of year (in millions)	$606	$417	$527	$413	$591
Portfolio turnover rate (d)	48%	21%	55%	57%	57%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

86

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2025

Note 1—Fund Organization

VanEck ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust. These financial statements relate only to the investment portfolios listed in the diversification table below (each, a “Fund” and collectively, the “Funds”).

Fund	Diversification Classification

Africa Index ETF	Diversified
Agribusiness ETF	Non-Diversified
Brazil Small-Cap ETF	Diversified
ChiNext ETF	Diversified
CMCI Commodity Strategy ETF	Non-Diversified
Copper and Green Metals ETF*	Non-Diversified
Digital India ETF	Non-Diversified
Gold Miners ETF	Non-Diversified
India Growth Leaders ETF	Diversified
Indonesia Index ETF	Non-Diversified
Israel ETF	Non-Diversified
Junior Gold Miners ETF	Non-Diversified
Low Carbon Energy ETF	Non-Diversified
Natural Resources ETF	Diversified
Oil Refiners ETF	Non-Diversified
Oil Services ETF	Non-Diversified
Rare Earth and Strategic Metals ETF	Non-Diversified
Steel ETF	Non-Diversified
Uranium and Nuclear ETF	Non-Diversified
Vietnam ETF	Non-Diversified

*	Formerly known as Green Metals ETF (See Note11).

Each Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the price and yield performance of its index which are listed in the table below.

Fund	Index

Africa Index ETF	MVIS® GDP Africa Index
Agribusiness ETF	MVIS® Global Agribusiness Index
Brazil Small-Cap ETF	MVIS® Brazil Small-Cap Index
ChiNext ETF	ChiNext Index
CMCI Commodity Strategy ETF	UBS Constant Maturity Commodity Total Return Index
Copper and Green Metals ETF	MVIS® Global Clean-Tech Metals Index
Digital India ETF	MVIS® Digital India Index
Gold Miners ETF	MarketVector™ Global Gold Miners Index*
India Growth Leaders ETF	MarketGrader India All-Cap Growth Leaders Index
Indonesia Index ETF	MVIS® Indonesia Index
Israel ETF	Bluestar® Israel Global Index
Junior Gold Miners ETF	MVIS® Global Junior Gold Miners Index
Low Carbon Energy ETF	MVIS Global Low Carbon Energy Index
Natural Resources ETF	MarketVector™ Global Natural Resources Index
Oil Refiners ETF	MVIS® Global Oil Refiners Index
Oil Services ETF	MVIS® US Listed Oil Services 25 Index
Rare Earth and Strategic Metals ETF	MVIS® Global Rare Earth/Strategic Metals Index
Steel ETF	MarketVector™ Global Steel Index**
Uranium and Nuclear ETF	MVIS® Global Uranium & Nuclear Energy Index
Vietnam ETF	MarketVector™ Vietnam Local Index

*	Prior to September 19, 2025, the index was NYSE Arca Gold Miners Index

**	Prior to December 19, 2025, the index was NYSE Arca Steel Index
87

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

Note 1—Fund Organization (continued)

Each Fund was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in approximately the same weighting as their index.

India Growth Leaders ETF makes its investments through MV SCIF Mauritius (the “Mauritius Subsidiary”), a wholly owned subsidiary organized in the Republic of Mauritius. ChiNext ETF seeks to achieve its investment objective by primarily investing directly in A-shares through the Shanghai and Shenzhen-Hong Kong Stock Connect Programs (the “Programs”).

Van Eck Associates Corporation (“VEAC”) serves as the investment adviser for the Funds, except for CMCI Commodity Strategy ETF. Van Eck Absolute Return Advisers Corporation (“VEARA”), a wholly owned subsidiary of VEAC, serves as the investment adviser to CMCI Commodity Strategy ETF and its subsidiary. VEAC and VEARA are collectively referred to as the “Adviser”.

Note 2—Significant Accounting Policies

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies.

The following summarizes the Funds’ significant accounting policies.

A. Security Valuation

The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded, they are categorized as Level 1 in the fair value hierarchy. Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADRs and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular

88

Note 2—Significant Accounting Policies (continued)

A. Security Valuation (continued)

foreign market is closed but the Funds are open. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and or (ii) quotations from bond dealers to determine current value, and are categorized as Level 2 in the fair value hierarchy. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Open-end mutual fund investments (including money market funds) are valued at their net asset value each business day and are categorized as Level 1.

Swap contracts are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the net change in value, if any, is regarded as an unrealized gain or loss and is categorized as Level 2 in the fair value hierarchy.

The Board of Trustees (the “Trustees”) has designated the Adviser as valuation designee to perform the Funds’ fair value determinations, subject to board oversight and certain reporting and other requirements. The Adviser has adopted policies and procedures reasonably designed to comply with the requirements.  Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

Any Russian securities held in the Funds at December 31, 2025 are restricted from trading and any currency denominated in Rubles cannot be repatriated, therefore the Pricing Committee is currently fair valuing these investments at $0, as represented in the Schedule of Investments and deeming all these holdings as a Level 3 in the fair value hierarchy.

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B. Basis for Consolidation

The CMCI Commodity Strategy ETF invests in certain commodity-linked derivative instruments through the Commodity Index Subsidiary (the “CMCI Subsidiary”), a Cayman Islands exempted company. Consolidated financial statements of the Fund present the financial position and results of operations for the Fund and its wholly-owned subsidiary.

The Mauritius Subsidiary of India Growth Leaders ETF, an Indian exempted company, was incorporated on February 25, 2010 and acts as an investment vehicle for the India Growth Leaders ETF in order to effect certain investments on behalf of the Fund. The Fund is the sole shareholder of the Mauritius Subsidiary,

89

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

Note 2—Significant Accounting Policies (continued)

B. Basis for Consolidation (continued)

and it is intended that the Fund will remain the sole shareholder and will continue to control the Mauritius Subsidiary. The consolidated financial statements of the Fund include the financial results of its wholly-owned Mauritius Subsidiary. All interfund account balances and transactions between the Funds and their subsidiaries have been eliminated in consolidation.

C. Federal Income Taxes

It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

The wholly-owned CMCI Subsidiary is classified as controlled foreign corporation (“CFC”) under the Code. For U.S. tax purposes, a CFC is not subject to U.S. income tax. However, as a wholly-owned CFC, its net income and capital gains, to the extent of its earnings and profits, will be included each year in the each Fund’s investment company taxable income. Net losses of the CFC cannot be deducted by the Fund in the current year, nor carried forward to offset taxable income in future years.

D. Distributions to Shareholders

Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are generally declared and paid annually by each Fund. Income dividends, capital gain distributions and return of capital distributions, if any, are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP, due to recharacterization for tax purposes. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital. A portion of a dividend may be reclassified as a tax return of capital upon the final determination of the Fund’s taxable income which can only be determined after the Fund’s fiscal year end.

E. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statements of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

Any currency denominated in Rubles, held by the Funds, cannot be repatriated and such currency was valued at $0 as of December 31, 2025.

F. Restricted Securities

The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

90

Note 2—Significant Accounting Policies (continued)

G. Use of Derivative Instruments

Certain Funds may invest in derivative instruments. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. GAAP requires enhanced disclosures about the Funds’ derivative instruments and hedging activities. Details of this disclosure are found below as well as in the Schedule of Investments.

Total Return Swaps

The CMCI Commodity Strategy ETF enters into total return swaps in order take a “long” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty. Documentation governing the Fund’s swap transactions may contain provisions for early termination of a swap in the event the net assets of the Fund decline below specific levels set forth in the documentation (“net asset contingent features”). If these levels are triggered, the Fund’s counterparty has the right to terminate the swap and require the Fund to pay or receive a settlement amount in connection with the terminated swap transaction. The total return swap positions held by the Fund at December 31, 2025, are reflected in the Fund’s Consolidated Schedule of Investments.

At December 31, 2025, the Fund held the following derivatives (not designated as hedging instruments under GAAP):

Asset Derivatives
Commodities Futures Risk
CMCI Commodity Strategy ETF
Swap contracts[1]	$11,569

[1]	Consolidated Statement of Assets and Liabilities location: Total return swap contracts, at value

The impact of transactions in derivative instruments during the year ended December 31, 2025, was as follows:

Commodities Futures Risk
CMCI Commodity Strategy ETF
Realized gain:
Swap contracts[1]	$120,850
Net change in unrealized appreciation (depreciation):
Swap contracts[2]	(8,151)
91

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

Note 2—Significant Accounting Policies (continued)

Total Return Swaps (continued)

[1]	Statement of Operations location: Net realized gain (loss) on swap contracts
[2]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on swap contracts

H. Offsetting Assets and Liabilities

In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may receive cash and or securities as collateral for securities lending. The Fund may pledge cash and or securities as collateral for derivative instruments. In general, collateral received or pledged exceeds the net amount of the unrealized gain/loss or market value of financial instruments. For financial reporting purposes, the Funds present securities lending assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Cash collateral received for securities lending held in the form of money market fund investments, if any, at December 31, 2025 is presented in the Schedules of Investments and in the Statements of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

The table below presents both gross and net information about the derivative instruments eligible for offset in the Statement of Assets and Liabilities subject to a master netting or similar agreements, as well as financial collateral received or pledged (including cash collateral) as of December 31, 2025. The total amount of collateral reported, if any, is limited to the net amounts of financial assets and liabilities presented in the Statement of Assets and Liabilities for the respective financial instruments. In general, collateral received or pledged exceeds the net amount of the unrealized gain/loss or market value of financial instruments.

	Gross Amounts of Recognized Assets/ (Liabilities)	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets/(Liabilities) Presented in the Statements of Assets and Liabilities	Financial Instruments and Cash Collateral Received	Net Amount
CMCI Commodity Strategy ETF
Total return swap contracts	$11,570	$—	$11,570	$—	$11,570

I. Segment Reporting

The Funds’ Chief Financial Officer and the Funds’ Treasurer act as the Funds’ chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, with a defined investment strategy which is executed by the Adviser. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

92

Note 2—Significant Accounting Policies (continued)

J. Other

Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Interest income, including amortization of premiums and discounts, is accrued using the effective interest method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date.

The Funds earn interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statements of Operations.

The character of distributions received from certain investments may be comprised of net investment income, capital gains, and return of capital. It is the Funds’ policy to estimate the character of distributions received from these investments based on historical data if actual amounts are not available. After each calendar year end, these investments report the actual tax character of distributions. Differences between the estimated and actual amounts are reflected in the Funds’ records in the year in which they are reported by adjusting the related cost basis of investments, capital gains and income, as necessary.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements

The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets.

For the Funds listed below, the management fee rates and expense limitations for the year ended December 31, 2025 are as follows:

Fund	Management Fees	Expense Limitations
Africa Index ETF	0.50%	0.78%
Agribusiness ETF	0.50	0.56
Brazil Small-Cap ETF	0.50	0.59
ChiNext ETF	0.50	0.65
CMCI Commodity Strategy ETF	0.65	0.65
Gold Miners ETF	0.50	0.53
India Growth Leaders ETF	0.50	0.70
Indonesia Index ETF	0.50	0.57
Israel ETF	0.50	0.59
Junior Gold Miners ETF	0.50	0.56
Low Carbon Energy ETF	0.50	0.62
Oil Refiners ETF	0.50	0.59
Rare Earth and Strategic Metals ETF	0.50	0.57
Steel ETF	0.50	0.55
Uranium and Nuclear ETF	0.50	0.60
Vietnam ETF	0.50	0.76

The Adviser has agreed, until at least May 1, 2026 (for Gold Miners ETF and Steel ETF until May 1, 2027), to waive management fees and assume expenses to prevent each Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding their expense limitations.

Refer to the Statements of Operations for amounts assumed by the Adviser for the year ended December 31, 2025.

The Funds listed in the table below utilize a unitary management fee structure where the Adviser will pay all Fund expenses, except for the fee payment under the investment management agreement, acquired

93

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

Note 3—Investment Management and Other Agreements (continued)

fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses. The unitary management fee rates for the year ended December 31, 2025 are as follows:

Fund	Management Fees
Copper and Green Metals ETF	0.59%
Digital India ETF	0.70
Natural Resources ETF	0.40
Oil Services ETF	0.35

During the year ended December 31, 2025, the Adviser reimbursed the Brazil Small-Cap ETF $26,580 for an investment loss. The per share and total return impact to the Fund is reflected in the Financial Highlights.

During the year ended December 31, 2021, the Adviser reimbursed the ChiNext ETF $19,569 for an investment loss. The per share and total return impact to the Fund is reflected in the Financial Highlights.

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ distributor (the “Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

At December 31, 2025, the Adviser owned approximately 60% of CMCI Commodity Strategy ETF.

Note 4—Capital Share Transactions

As of December 31, 2025, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”).

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including, for the benefit of the Funds, a requirement to maintain cash collateral on deposit at the custodian equal to at least 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to the transfer agent. In addition, the Funds may impose variable fees on the purchase or redemption of Creation Units for cash, or on transactions effected outside the clearing process, to defray certain transaction costs. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

Note 5—Investments

For the year ended December 31, 2025, purchases and sales of investments (excluding short-term investments and in-kind capital share transactions) and the purchases and sales of investments resulting from in-kind capital share transactions (excluding short-term investments and U.S. government obligations) were as follows:

			In-Kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
Africa Index ETF	$32,330,106	$22,261,476	$26,319,817	$3,383,910
Agribusiness ETF	101,836,799	104,415,381	38,604,491	99,096,368
Brazil Small-Cap ETF	8,292,939	9,048,133	142,400	352,581
94

Note 5—Investments (continued)

			In-Kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
ChiNext ETF	$22,016,514	$17,127,556	$—	$—
Copper and Green Metals ETF	4,417,828	4,497,528	3,240,182	2,388,717
Digital India ETF	4,723,661	9,912,508	—	1,610,581
Gold Miners ETF	8,718,544,518	8,754,730,931	3,131,373,414	6,167,579,267
India Growth Leaders ETF	86,495,942	109,554,496	231,210	1,303,135
Indonesia Index ETF	7,796,911	7,881,173	28,740,319	3,964,662
Israel ETF	8,588,479	9,145,690	13,642,530	13,304,573
Junior Gold Miners ETF	2,284,160,171	2,442,055,531	512,162,269	1,776,886,327
Low Carbon Energy ETF	25,593,686	27,997,961	—	25,946,368
Natural Resources ETF	33,785,455	34,415,950	34,379,463	—
Oil Refiners ETF	8,328,653	7,116,123	10,479,406	5,146,482
Oil Services ETF	235,281,219	237,143,868	2,944,621,670	3,169,112,174
Rare Earth and Strategic Metals ETF	717,077,633	485,686,962	898,147,121	127,744,762
Steel ETF	98,076,416	97,470,878	96,253,415	45,171,027
Uranium and Nuclear ETF	888,637,459	872,444,969	2,394,505,353	93,267,271
Vietnam ETF	231,664,443	267,181,638	—	—

Note 6—Income Taxes

As of December 31, 2025, for Federal income tax purposes, the identified tax cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Africa Index ETF	$76,596,503	$34,902,754	$(2,623,850)	$32,278,904
Agribusiness ETF	758,177,139	34,699,189	(186,811,203)	(152,112,014)
Brazil Small-Cap ETF	21,051,315	5,193,639	(4,056,139)	1,137,500
ChiNext ETF	34,186,949	21,909,750	(3,276,726)	18,633,024
CMCI Commodity Strategy ETF	2,576,858	100,302	(1,035)	99,267
Copper and Green Metals ETF	24,544,846	9,391,314	(2,411,647)	6,979,667
Digital India ETF	15,909,039	3,764,974	(1,291,764)	2,473,210
Gold Miners ETF	14,151,995,857	11,823,537,109	(129,022,442)	11,694,514,667
India Growth Leaders ETF	102,555,556	23,309,096	(6,827,973)	16,481,123
Indonesia Index ETF	63,517,970	5,774,665	(8,848,057)	(3,073,392)
Israel ETF	72,800,614	60,198,627	(9,074,576)	51,124,051
Junior Gold Miners ETF	4,886,952,755	4,689,786,544	(89,391,104)	4,600,395,440
Low Carbon Energy ETF	144,546,869	31,449,989	(41,120,198)	(9,670,209)
Natural Resources ETF	180,702,763	41,424,950	(8,136,798)	33,288,152
Oil Refiners ETF	36,687,308	5,102,188	(3,323,016)	1,779,172
Oil Services ETF	1,645,996,845	16,796,771	(327,605,764)	(310,808,993)
Rare Earth and Strategic Metals ETF	1,499,195,465	339,108,677	(130,109,418)	208,999,259
Steel ETF	167,443,693	10,733,300	(2,593,701)	8,139,599
Uranium and Nuclear ETF	3,355,784,016	649,739,910	(241,033,519)	408,706,391
Vietnam ETF	425,269,597	219,623,563	(39,298,557)	180,325,006
95

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

Note 6—Income Taxes (continued)

As of December 31, 2025, the components of total distributable earnings (loss) on a tax basis, for each Fund, were as follows:

Fund	Undistributed Ordinary Income	(Accumulated Capital Losses^)/ Undistributed Capital Gains	Post-October Losses Deferred*	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Distributable Earnings (Loss)
Africa Index ETF	$181,286	$(74,474,234)	$–	$(19,225)	$32,278,624	$(42,033,549)
Agribusiness ETF	–	(928,327,536)	–	(765,757)	(152,091,453)	(1,081,184,746)
Brazil Small-Cap ETF	169,052	(167,790,023)	–	(49,262)	1,138,966	(166,531,267)
ChiNext ETF	174,029	(15,240,072)	–	(1,869)	18,633,024	3,565,112
CMCI Commodity Strategy ETF	–	–	–	(13)	9,317	9,304
Copper and Green Metals ETF	209,248	(8,918,604)	–	–	6,979,438	(1,729,918)
Digital India ETF	–	170,317	(5,904)	–	2,248,576	2,412,989
Gold Miners ETF	53,206,686	(9,968,562,896)	–	(1,902,199)	11,694,516,079	1,777,257,670
India Growth Leaders ETF	423,216	(74,402,722)	–	(21,875)	15,843,416	(58,157,965)
Indonesia Index ETF	123,796	(133,081,169)	–	(42,045)	(3,072,627)	(136,072,045)
Israel ETF	38,157	(15,136,318)	–	(7,090)	51,124,099	36,018,848
Junior Gold Miners ETF	94,806,778	(4,260,096,519)	–	(503,569)	4,600,392,611	434,599,301
Low Carbon Energy ETF	66,382	(96,242,907)	–	(25,094)	(9,664,785)	(105,866,404)
Natural Resources ETF	41,699	(56,432,214)	–	(14,854)	33,287,542	(23,117,827)
Oil Refiners ETF	328	(14,175,022)	–	(1,375)	1,784,768	(12,391,301)
Oil Services ETF	93,292	(2,308,506,106)	–	(210,231)	(310,808,992)	(2,619,432,037)
Rare Earth and Strategic Metals ETF	28,008,882	(509,702,054)	–	(35,727)	208,998,320	(272,730,579)
Steel ETF	63,397	(179,039,240)	–	(26,622)	8,139,599	(170,862,866)
Uranium and Nuclear ETF	385,066	(102,813,865)	–	(21,451)	408,701,350	306,251,100
Vietnam ETF	–	(320,187,975)	(175,023)	(78,905)	180,327,125	(140,114,778)

^ These accumulated capital losses are available to offset future capital gains and have an unlimited expiration.

* Post-October losses represent certain ordinary specified and/or capital losses incurred after October 31, 2025. These losses are deemed to arise on the first day of the Funds' next taxable year.

The tax character of distributions paid to shareholders was as follows:

	December 31, 2025			December 31, 2024
Fund	Ordinary Income*	Long-Term Capital Gains	Return of Capital	Ordinary Income*	Return of Capital
Africa Index ETF	$1,099,980	$–	$–	$–	$–
Agribusiness ETF	14,200,251	–	–	19,475,310	–
Brazil Small-Cap ETF	1,200,015	–	–	650,035	–
ChiNext ETF	86,680	–	–	48,120	–
CMCI Commodity Strategy ETF	217,127	–	19,873	96,000	–
Copper and Green Metals ETF	512,025	–	–	334,985	–
Digital India ETF	120,773	229,417	–	–	–
Gold Miners ETF	189,994,893	–	–	150,012,756	–
India Growth Leaders ETF	1,000,117	–	–	5,499,942	–
Indonesia Index ETF	1,100,160	–	–	1,274,950	–
Israel ETF	1,759,928	–	–	1,050,000	–
Junior Gold Miners ETF	219,999,409	–	–	116,496,530	–
Low Carbon Energy ETF	2,000,028	–	–	2,000,039	–
Natural Resources ETF	4,499,880	–	–	3,199,875	–
Oil Refiners ETF	775,003	–	–	1,270,005	–
Oil Services ETF	22,400,044	–	–	27,199,954	–
Rare Earth and Strategic Metals ETF	27,999,703	–	–	5,608,675	–
Steel ETF	2,500,020	–	–	2,649,960	–
Uranium and Nuclear ETF	90,998,881	–	–	5,660,855	–
Vietnam ETF	1,198,900	–	–	–	–

* Includes distributions from short-term capital gains (if any).

96

Note 6—Income Taxes (continued)

During the year ended December 31, 2025, Africa Index ETF, Gold Miners ETF, Junior Gold Miners ETF, Natural Resources ETF, Uranium and Nuclear ETF, and Vietnam ETF utilized $449,102, $2,548,620,957, $719,079,142, $1,407,595, $5,983,235, and $58,738,911 respectively, of its capital loss carryover available from prior years.

During the year ended December 31, 2025, as a result of permanent book to tax differences, primarily due to the tax treatment of in-kind redemptions, the Funds incurred differences that affected total distributable earnings (loss) and aggregate paid in capital by the amounts in the table below. Net assets were not affected by these reclassifications.

Fund	Increase (Decrease) in Total Distributable Earnings (Loss)	Increase (Decrease) in Aggregate Paid in Capital
Africa Index ETF	$(908,432)	$908,432
Agribusiness ETF	(8,423,158)	8,423,158
Brazil Small-Cap ETF	(26,366)	26,366
Copper and Green Metals ETF	(480,446)	480,446
Digital India ETF	(100,127)	100,127
Gold Miners ETF	(2,663,169,071)	2,663,169,071
India Growth Leaders ETF	(626,337)	626,337
Indonesia Index ETF	(351,576)	351,576
Israel ETF	(8,052,860)	8,052,860
Junior Gold Miners ETF	(773,528,152)	773,528,152
Low Carbon Energy ETF	(5,182,854)	5,182,854
Natural Resources ETF	194	(194)
Oil Refiners ETF	(725,057)	725,057
Oil Services ETF	(18,958,602)	18,958,602
Rare Earth and Strategic Metals ETF	(48,906,710)	48,906,710
Steel ETF	(6,490,846)	6,490,846
Uranium and Nuclear ETF	(26,467,899)	26,467,899

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, the Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the year ended in December 31, 2025, the Funds did not incur any such interest or penalties.

In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific information regarding income taxes paid. The new disclosures are required for fiscal years beginning after December 15, 2024. ASU 2023-09 is effective for the year ended December 31, 2025 for all of the Funds included in these financial statements. Management has evaluated the implications of these changes and determined that no additional disclosures are necessary for any of the Funds except for Digital India ETF. The funds all qualify as Regulated Investment Companies (RICs) and therefore pay no federal taxes, an immaterial amount of state and local taxes and an immaterial amount of foreign taxes except for Digital India which pays a material amount of foreign taxes as disclosed below:

97

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NOTES TO FINANCIAL STATEMENTS

(continued)

Note 6—Income Taxes (continued)

	Digital India ETF
Income taxes by foreign jurisdiction:
India	$235,740	*
Total income taxes paid, net of refunds	$235,740

*	Includes income and capital gains taxes paid.

Investments in China: Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in A-Shares could result in unexpected tax liabilities for ChiNext ETF (the "Fund"). China generally imposes withholding income tax (“WHT”) at a rate of 10% on dividends derived from non-People’s Republic of China (“PRC”) resident enterprises (including a Qualified Foreign Institutional Investor (“QFII”) and a Renminbi Qualified Foreign Institutional Investor (“RQFII”)) from issuers resident in China. China imposes WHT at a rate of 10% on capital gains derived by non-PRC resident enterprises from the disposal in shares of PRC enterprises. Effective November 17, 2014, investments through the Hong Kong-Shanghai Stock Connect program, QFIIs and RQFIIs, which includes this Fund, were exempted temporarily from WHT with respect to gains derived from the trading of equity investments (including A-shares). However, uncertainties remain regarding the taxation of capital gains in China. PRC rules for taxation of RQFIIs (and QFIIs) and the PRC tax regulations to be issued by the PRC State Administration of Taxation and/or PRC Minister of Finance to clarify the subject matter may apply retrospectively, even if such rules are adverse to the nonresident investors. If the PRC tax authorities were to issue differing formal guidance or tax rules regarding the taxation of capital gains derived by QFIIs, RQFIIs and other nonresident investors WHT on gains from such investments the Fund could be subject to additional tax liabilities. Prior to January 12, 2024, all or a portion of the Fund’s investments were through an RQFII arrangement with a sub-adviser.

Investments in India: India currently assesses a capital gains tax on shares sold on the exchange of 20% on short term capital gains and 12.5% on long term capital gains (plus applicable surcharge and cess). Further, long-term capital gains on certain shares that were held as of January 31, 2018, may be eligible for a step up in cost basis which may reduce realized taxable gains. Existing Indian capital loss carryforwards may be utilized to offset capital gains realized on securities sold.

Note 7—Principal Risks

Non-diversified funds generally hold securities of fewer issuers than diversified funds (See Note 1) and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse economic developments and political conflicts, or natural or other disasters.

Additionally, the Funds may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price, difficult to trade, and potentially less liquid than securities issued in more developed markets. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions, and legal systems that do not protect property risks as well as the laws of the United States. Certain securities of Chinese issuers are, or may in the future become restricted, and the Funds may be forced to sell such restricted securities and incur a loss. There may be limitations or delays in the convertibility or repatriation of certain currencies, which would adversely affect the U.S. dollar value and/or liquidity of a Fund’s investments denominated in such currencies. This

98

Note 7—Principal Risks (continued)

may impair a Fund’s ability to achieve its investment objective and/or may impede a Fund’s ability to satisfy redemption requests in a timely manner.

The taxation of income and capital gains of foreign securities is subject to the fiscal laws and practices of different jurisdictions. Any of those jurisdictions may change their fiscal laws and practices or interpretation and enforcement policies, possibly with retroactive effect. The India Growth Leaders ETF’s investment in the Mauritius Subsidiary involves certain tax risks. Changes to the Double Taxation Avoidance Treaty (the “Treaty”) between Mauritius and India, or its interpretation may adversely affect the ability of the Mauritius Subsidiary to realize efficiently income or capital gains. Indian capital gains tax can be imposed on income arising from the transfer of shares in a company registered outside India which derives, directly or indirectly, its value substantially from the assets located in India.

Should the Chinese government impose restrictions on the ability of ChiNext ETF to repatriate funds associated with direct investment in A-Shares, the Funds may be unable to satisfy distribution requirements applicable to regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended, and the Funds may therefore be subject to Fund-level U.S. federal taxes.

The CMCI Commodity Strategy ETF may invest in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity futures contracts and options on futures contracts that provide economic exposure to the investment returns of the commodities markets. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and economic events and regulatory developments. Exposure to the commodities markets, such as precious metals, industrial metals, gas and other energy products and natural resources, may subject the Fund to greater volatility than investments in traditional securities. Changes in laws or government regulations by the United States and/or the Cayman Islands could adversely affect the operations of the Fund.

As a result of the current conditions related to Russian securities and Russian markets, the Agribusiness ETF, Copper and Green Metals ETF and Natural Resources ETF are unable to dispose of the Russian securities in its portfolios, with limited exceptions, and such positions are deemed illiquid. It is unknown when current restrictions will be lifted. In the event that it becomes possible to dispose of Russian securities, other market participants may attempt to liquidate holdings at the same time as the Funds, and the Funds may be unable to transact at advantageous times or prices with respect to such Russian securities. Russia took actions that impact the custody of equity securities of Russian issuers and may be detrimental to the Funds ability to locate and recover such securities. Russia may continue to take similar actions in the future. Custody issues with respect to Russian securities may ultimately result in losses to the Funds. Additionally, while certain Russian securities held by the Agribusiness ETF, Copper and Green Metals ETF and Natural Resources ETF have declared dividends, there is no assurance these dividends can be realized by the Funds. As a result, all such dividend receivables related to these Russian securities are valued at $0, as of December 31, 2025.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

99

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

Note 8—Trustee Deferred Compensation Plan

The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

The expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities. In prior years, the Natural Resources ETF and Oil Services ETF adopted a unitary management fee in which the Adviser is responsible for paying all expenses of the Funds. For these Funds, the liability for the Plan which is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities represents amounts accrued through the date of conversion to a unitary management fee structure. Digital India ETF and Copper and Green Metals ETF commenced operations with a unitary management fee, and therefore bear no cost or liabilities relative to the Plan.

Note 9—Securities Lending

To generate additional income, the Funds may lend securities pursuant to a securities lending agreement with the securities lending agent. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statements of Operations. Cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Fund’s Schedules of Investments or Statements of Assets and Liabilities as it is held by the agent on behalf of the Funds. The Funds do not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at December 31, 2025, is presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. The following is a summary of the Funds’ securities on loan and related collateral as of December 31, 2025:

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
Africa Index ETF	$6,961,974	$1,789,894	$5,990,470	$7,780,364
Agribusiness ETF	70,508,647	32,017,691	41,167,762	73,185,453
Brazil Small-Cap ETF	865,619	524,099	384,740	908,839
CMCI Commodity Strategy ETF	179,015	–	182,667	182,667
Copper and Green Metals ETF	2,109,084	53,110	2,179,621	2,232,731
Gold Miners ETF	984,067,359	64,968,841	956,334,808	1,021,303,649
Indonesia Index ETF	3,666,493	1,364,762	2,388,106	3,752,868
Israel ETF	9,075,697	3,827,302	5,549,112	9,376,414
Junior Gold Miners ETF	319,643,274	103,978,164	234,551,739	338,529,903
Low Carbon Energy ETF	17,715,287	7,311,985	11,301,440	18,613,425
Natural Resources ETF	27,943,687	10,360,805	18,679,556	29,040,361
Oil Refiners ETF	991,505	7,042	1,043,005	1,050,047
Oil Services ETF	193,072,816	41,071,791	158,019,009	199,090,800
Rare Earth and Strategic Metals ETF	344,825,714	81,757,910	279,444,736	361,202,646
Steel ETF	25,898,354	15,053,208	11,816,621	26,869,829
100

Note 9—Securities Lending (continued)

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
Uranium and Nuclear ETF	$641,566,731	$175,875,119	$485,833,440	$661,708,559

The following table presents money market fund investments held as collateral by type of security on loan as of December 31, 2025:

Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statements of Assets and Liabilities
Fund	Equity Securities
Africa Index ETF	$1,789,894
Agribusiness ETF	32,017,691
Brazil Small-Cap ETF	524,099
Copper and Green Metals ETF	53,110
Gold Miners ETF	64,968,841
Indonesia Index ETF	1,364,762
Israel ETF	3,827,302
Junior Gold Miners ETF	103,978,164
Low Carbon Energy ETF	7,311,985
Natural Resources ETF	10,360,805
Oil Refiners ETF	7,042
Oil Services ETF	41,071,791
Rare Earth and Strategic Metals ETF	81,757,910
Steel ETF	15,053,208
Uranium and Nuclear ETF	175,875,119

*	Remaining contractual maturity: overnight and continuous

Note 10—Bank Line of Credit

The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds based on prevailing market rates in effect at the time of borrowings. During the year ended December 31, 2025, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
Africa Index ETF	14	$305,439	5.68%
Agribusiness ETF	276	782,679	5.59
Brazil Small-Cap ETF	22	281,021	5.43
ChiNext ETF	1	1,966,676	4.99
CMCI Commodity Strategy ETF	10	233,410	5.68
Copper and Green Metals ETF	96	131,644	5.68
Digital India ETF	4	358,272	5.45
Gold Miners ETF	60	11,978,775	5.55
India Growth Leaders ETF	140	919,102	5.54
Indonesia Index ETF	9	128,342	5.68
Israel ETF	26	112,560	5.63
Junior Gold Miners ETF	191	7,244,097	5.62
Low Carbon Energy ETF	295	456,583	5.59
Natural Resources ETF	307	416,253	5.62
Oil Refiners ETF	259	125,445	5.60
101

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NOTES TO FINANCIAL STATEMENTS

(continued)

Note 10—Bank Line of Credit (continued)

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
Oil Services ETF	90	$987,132	5.61%
Rare Earth and Strategic Metals ETF	166	1,823,915	5.66
Steel ETF	48	540,495	5.64
Uranium and Nuclear ETF	156	3,571,805	5.58
Vietnam ETF	171	10,620,576	5.56

Outstanding loan balances as of December 31, 2025, if any, are reflected in the Statements of Assets and Liabilities.

Note 11—Subsequent Event Review

Effective on February 13, 2026, the VanEck Green Metals ETF changed its name to the “VanEck Copper and Green Metals ETF” and its ticker changed to “EMET.” Additionally, the definition of “green metals” as set forth in the Fund’s Principal Investment Strategies was amended to reflect that copper is a type of green metal.

In a landmark ruling issued on January 15, 2026, the Supreme Court of India denied a plaintiff the benefits of the India Mauritius tax treaty, notwithstanding its possession of a valid Mauritius Tax Residency Certificate (TRC) and Global Business License. The Court held that Indian tax authorities may look beyond a TRC to evaluate an entity’s commercial substance, focusing in particular on decision-making authority, control, and the location of effective management when determining eligibility for treaty benefits. In light of this decision, legislative or administrative clarification from the Indian tax authorities may be forthcoming, including guidance regarding the scope of the ruling and its potential effect on applicable statutes of limitation. India Growth Leaders ETF is currently assessing the potential implications of this ruling with respect to treaty benefits previously claimed through its Mauritius Subsidiary. Given the uncertainty surrounding the interpretation and application of the decision, management is not currently able to reasonably estimate the potential impact, if any, to the Fund.

102

VANECK ETF TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of VanEck ETF Trust and Shareholders of each of the twenty funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (twenty of the funds constituting VanEck ETF Trust, hereafter collectively referred to as the “Funds”) as of December 31, 2025, the related statements of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of December 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2025 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Funds

VanEck Africa Index ETF	VanEck Israel ETF
VanEck Agribusiness ETF	VanEck Junior Gold Miners ETF
VanEck Brazil Small-Cap ETF	VanEck Low Carbon Energy ETF
VanEck ChiNext ETF	VanEck Natural Resources ETF
VanEck CMCI Commodity Strategy ETF*	VanEck Oil Refiners ETF
VanEck Copper and Green Metals ETF	VanEck Oil Services ETF
VanEck Digital India ETF	VanEck Rare Earth and Strategic Metals ETF
VanEck Gold Miners ETF	VanEck Steel ETF
VanEck India Growth Leaders ETF*	VanEck Uranium and Nuclear ETF
VanEck Indonesia Index ETF	VanEck Vietnam ETF

*The financial statements of VanEck CMCI Commodity Strategy ETF and VanEck India Growth Leaders ETF are prepared on a consolidated basis

The financial statements of the Funds (other than VanEck CMCI Commodity Strategy ETF, VanEck Digital India ETF and VanEck India Growth Leaders ETF) as of and for the year or period ended December 31, 2021, and the financial highlights for each of the periods ended on December 31, 2021 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated February 28, 2022, expressed an unqualified opinion on those financial statements and financial highlights.

The financial statements of VanEck India Growth Leaders ETF as of and for the year ended December 31, 2021, and the financial highlights for the year ended on or prior to December 31, 2021 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated March 10, 2022, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

103

VANECK ETF TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued)

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.

Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
New York, New York
February 26, 2026

We have served as the auditor of one or more investment companies in the VanEck Funds complex since 2022.

104

VANECK ETF TRUST

TAX INFORMATION

(unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended December 31, 2025. Please consult your tax advisor for proper treatment of this information:

Fund Name	Ticker Symbol	Payable Date	Total Distribution Paid Per Share	Income Dividends	Foreign Taxes Paid (a)	Total Ordinary Income Dividends	Foreign Source Income as a % of Total Ordinary Income (a)
Africa Index ETF	AFK	Annual	$0.2716	$0.2716	$0.0322	$0.3038	100.00%
Agribusiness ETF	MOO	Annual	1.7975	1.7975	-	1.7975	-
Brazil Small-Cap ETF	BRF	Annual	0.8889	0.8889	0.0346	0.9235	96.28
ChiNext ETF	CNXT	Annual	0.0788	0.0788	0.0216	0.1004	94.89
CMCI Commodity Strategy ETF	CMCI	Annual	2.3700	2.1712	-	2.1712	-
Copper and Green Metals ETF	EMET	Annual	0.6827	0.6827	0.0202	0.7029	48.69
Digital India ETF	DGIN	Annual	0.7782	0.2684	0.5239	0.7923	100.00
Gold Miners ETF	GDX	Annual	0.6331	0.6331	0.0653	0.6984	62.34
India Growth Leaders ETF	GLIN	Annual	0.3884	0.3884	0.1872	0.5756	78.29
Indonesia Index ETF	IDX	Annual	0.3438	0.3438	0.0568	0.4006	90.71
Israel ETF	ISRA	Annual	0.8691	0.8691	0.2307	1.0998	79.36
Junior Gold Miners ETF	GDXJ	Annual	2.6494	2.6494	0.0394	2.6888	17.70
Low Carbon Energy ETF	SMOG	Annual	2.0340	2.0340	0.1166	2.1506	74.90
Natural Resources ETF	HAP	Annual	1.3636	1.3636	0.0386	1.4022	62.08
Oil Refiners ETF	CRAK	Annual	0.7561	0.7561	0.0819	0.8380	74.14
Oil Services ETF	OIH	Annual	4.8690	4.8690	-	4.8690	-
Rare Earth and Strategic Metals ETF	REMX	Annual	1.3008	1.3008	0.0068	1.3076	6.74
Steel ETF	SLX	Annual	1.3158	1.3158	0.0342	1.3500	83.06
Uranium and Nuclear ETF	NLR	Annual	3.1661	3.1661	0.0386	3.2047	15.13
Vietnam ETF	VNM	Annual	0.0380	0.0380	-	0.0380	100.00

Fund Name	Ticker Symbol	Payable Date	Long-Term Capital Gains	Return of Capital (b)
CMCI Commodity Strategy ETF	CMCI	Annual	-	$0.1988
Digital India ETF	DGIN	Annual	$0.5098	-

Fund Name	Ticker Symbol	Payable Date	Percent of Total Ordinary Income Dividends that are QDI Eligible (c)	Percent of Total Ordinary Income Dividends that are DRD Eligible (d)	Section 163(j)- Interest Dividends as a % of the Total Ordinary Income Distribution (e)	Qualified Interest Income (QII) as a % of the Total Ordinary Income Distribution (f)	Federal Obligation Interest as a Percentage of the Total Distribution (g)
Africa Index ETF	AFK	Annual	74.50%	0.50%	-%	-%	-%
Agribusiness ETF	MOO	Annual	93.60	47.92	-	-	-
Brazil Small-Cap ETF	BRF	Annual	1.91	0.10	-	-	-
ChiNext ETF	CNXT	Annual	100.00	-	-	-	-
CMCI Commodity Strategy ETF	CMCI	Annual	-	-	33.97	39.97	38.96
Copper and Green Metals ETF	EMET	Annual	56.60	6.26	-		-
Digital India ETF	DGIN	Annual	97.63	-	-	-	-
105

VANECK ETF TRUST

TAX INFORMATION

(unaudited) (continued)

Fund Name	Ticker Symbol	Payable Date	Percent of Total Ordinary Income Dividends that are QDI Eligible (c)	Percent of Total Ordinary Income Dividends that are DRD Eligible (d)	Section 163(j)- Interest Dividends as a % of the Total Ordinary Income Distribution (e)	Qualified Interest Income (QII) as a % of the Total Ordinary Income Distribution (f)	Federal Obligation Interest as a Percentage of the Total Distribution (g)
Gold Miners ETF	GDX	Annual	87.20	13.33	-	-	-
India Growth Leaders ETF	GLIN	Annual	95.14	-	-	-	-
Indonesia Index ETF	IDX	Annual	85.45	-	-	-	-
Israel ETF	ISRA	Annual	87.18	3.74	-	-	-
Junior Gold Miners ETF	GDXJ	Annual	14.73	0.36	-	-	-
Low Carbon Energy ETF	SMOG	Annual	84.78	19.23	-	-	-
Natural Resources ETF	HAP	Annual	77.52	40.40	-	-	-
Oil Refiners ETF	CRAK	Annual	100.00	28.71	-	-	-
Oil Services ETF	OIH	Annual	81.95	80.69	-	-	-
Rare Earth and Strategic Metals ETF	REMX	Annual	8.17	4.05	-	-	-
Steel ETF	SLX	Annual	90.81	16.57	-	-	-
Uranium and Nuclear ETF	NLR	Annual	18.11	6.69	-	-	-

(a) Funds with an amount in these columns have qualified to pass-through foreign taxes and foreign source income to their shareholders. Accordingly, shareholders may include their share of foreign source income on Form 1116 (Form 1118 for corporations) and may either deduct your portion of the taxes in computing your taxable income or take a credit for such taxes against your tax liability. To determine your portion of foreign source income, multiply the dollar amount of your total ordinary dividends by the percentage indicated.

(b) A return of capital is not considered taxable income to shareholders. Shareholders who received these distributions should not include these amounts in taxable income and should treat them as a reduction of the cost basis of the applicable shares upon which these distributions were paid. In order to compute the required adjustment to cost basis, a shareholder should use the more detailed information provided on Form 8937 - Organizational Actions Affecting Basis provided on the funds’ website at www.vaneck.com.

(c) All or a portion of a shareholder’s total ordinary income dividend may be taxed at a reduced capital gains rate rather than the higher marginal tax rates applicable to ordinary income. The amount of a dividend subject to this lower rate is known as Qualified Dividend Income or QDI and is reported in Box 1b of the Form 1099-DIV. Shareholders who received Form 1099-DIV should use the amounts reported to them on Form 1099-DIV when preparing their tax return. To treat a dividend as qualifying for lower rates, shareholders must have held shares on which the dividend was paid for at least 61 days during the 121-day period beginning 60 days before the ex-dividend date of the distribution.

(d) QDI information does not apply to shareholders that are corporations for U.S. tax purposes. Corporate shareholders should use the information regarding the Dividends Received Deduction or DRD. This data is being provided to corporate shareholders in order for them to compute their share of dividends qualifying for the DRD for corporations. To determine your share of income eligible for the DRD, multiply the dollar amount of your total ordinary dividends by the percentage indicated.

(e) These amounts represent distributions paid during the taxable year ended December 31, 2025 that are eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder. To treat a dividend as interest income, shareholders must have held shares on which the dividend was paid for at least 180 days during the 361-day period surrounding the ex-dividend date of the distribution.

(f) These amounts represent distributions paid during the taxable year ended December 31, 2025 that were considered to be Qualified Interest Income (“QII”) distributions. The QII distributions may be exempt from United States withholding tax when distributed to non-U.S. shareholders with proper documentation.

106

(g) Certain states may exempt the portion of dividends derived from assets backed by the full faith and credit of the U.S. Government.

Additionally, Digital India ETF paid short-term capital gains of $0.1315 per share that represents Qualified Short-Term Capital Gains (“QSTG”) which may be exempt from United States withholding tax when distributed to non-U.S. shareholders with proper documentation.

107

Changes In and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers, and Others

Refer to the financial statements included herein.

108

VANECK ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

(unaudited)

VanEck MSCI EM Analyst Sentiment ETF

At a meeting held on December 5, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), considered and approved the investment management agreement between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreement”) with respect to the VanEck MSCI EM Analyst Sentiment ETF (the “Fund”).

The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of the Meeting, the Trustees received materials from the Adviser, including expense information for other funds. The Adviser provided the Trustees with information regarding, among other things, the various aspects of the Fund’s proposed investment program, fee arrangements and service provider arrangements. The Independent Trustees’ consideration of the Investment Management Agreement was based, in part, on their review of information obtained through discussions with the Adviser at the Meeting regarding the proposed management of the Fund and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio manager and others proposed to be involved in the management and administration of the Fund. The Trustees also considered the terms of, and scope of services that the Adviser would provide under, the Investment Management Agreement, including the Adviser’s agreement to pay all of the direct expenses of the Fund, excluding the fee payment under the Investment Management Agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. The Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Fund’s portfolio.

The Trustees considered the benefits, other than the fees under the Investment Management Agreement, that the Adviser would receive from serving as adviser to the Fund. The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of the Fund to the Adviser because the Fund had not yet commenced operations. The Trustees could not consider the historical performance or actual management fees or operating expenses of, or the quality of services previously provided to, the Fund by the Adviser, although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Meeting as part of their consideration of the Investment Management Agreement.

In voting to approve the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, the Investment Management Agreement is in the best interest of the Fund and its shareholders.

109

VANECK ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

(unaudited) (continued)

VanEck MSCI EAFE Analyst Sentiment ETF

At a meeting held on December 5, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), considered and approved the investment management agreement between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreement”) with respect to the VanEck MSCI EAFE Analyst Sentiment ETF (the “Fund”).

The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of the Meeting, the Trustees received materials from the Adviser, including expense information for other funds. The Adviser provided the Trustees with information regarding, among other things, the various aspects of the Fund’s proposed investment program, fee arrangements and service provider arrangements. The Independent Trustees’ consideration of the Investment Management Agreement was based, in part, on their review of information obtained through discussions with the Adviser at the Meeting regarding the proposed management of the Fund and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio manager and others proposed to be involved in the management and administration of the Fund. The Trustees also considered the terms of, and scope of services that the Adviser would provide under, the Investment Management Agreement, including the Adviser’s agreement to pay all of the direct expenses of the Fund, excluding the fee payment under the Investment Management Agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. The Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Fund’s portfolio.

The Trustees considered the benefits, other than the fees under the Investment Management Agreement, that the Adviser would receive from serving as adviser to the Fund. The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of the Fund to the Adviser because the Fund had not yet commenced operations. The Trustees could not consider the historical performance or actual management fees or operating expenses of, or the quality of services previously provided to, the Fund by the Adviser, although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Meeting as part of their consideration of the Investment Management Agreement.

In voting to approve the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, the Investment Management Agreement is in the best interest of the Fund and its shareholders.

110

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December 31, 2025 ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

CLOB	|	AA-BB CLO ETF
BIZD	|	BDC Income ETF
CBON	|	China Bond ETF
CLOI	|	CLO ETF
IHY	|	International High Yield Bond ETF
EMLC	|	J.P. Morgan EM Local Currency Bond ETF
MORT	|	Mortgage REIT Income ETF
DESK	|	Office and Commercial REIT ETF
PFXF	|	Preferred Securities ex Financials ETF

800.826.2333	vaneck.com

VANECK AA-BB CLO ETF

SCHEDULE OF INVESTMENTS

December 31, 2025

	Par (000’s	)	Value
COLLATERALIZED LOAN OBLIGATIONS: 94.0%
Arini US CLO II Ltd. 144A 7.54% (Term SOFR USD 3 Month+3.25%), 03/31/38 (a)	$475		$478,354
Bain Capital Credit CLO 2021-1 Ltd. 144A 10.18% (Term SOFR USD 3 Month+6.30%), 04/18/34 (a)	3,000		2,875,038
Bain Capital Credit CLO 2021-2 Ltd. 144A 5.89% (Term SOFR USD 3 Month+2.00%), 07/16/34 (a)	2,250		2,254,496
Bain Capital Credit CLO 2021-7 Ltd. 144A 10.36% (Term SOFR USD 3 Month+6.50%), 01/22/35 (a)	3,500		3,345,759
Bain Capital Credit CLO 2022-2 Ltd. 144A 8.86% (Term SOFR USD 3 Month+5.00%), 04/22/35 (a)	1,000		1,003,501
Bain Capital Credit CLO 2022-3 Ltd. 144A 7.58% (Term SOFR USD 3 Month+3.70%), 07/17/35 (a)	2,980		2,988,559
BlueMountain CLO XXXI Ltd. 144A 5.75% (Term SOFR USD 3 Month+1.60%), 04/19/34 (a)	1,300		1,301,382
BlueMountain CLO XXXIII Ltd. 144A 10.85% (Term SOFR USD 3 Month+6.93%), 10/20/38 (a)	3,000		3,014,544
BlueMountain CLO XXXV Ltd. 144A 11.93% (Term SOFR USD 3 Month+8.07%), 10/22/37 (a)	2,500		2,517,120
Brant Point CLO 2025-8 Ltd. 144A 5.66% (Term SOFR USD 3 Month+1.70%), 03/31/38 (a)	5,000		5,011,604
Canyon Capital CLO 2019-2 Ltd. 144A 5.80% (Term SOFR USD 3 Month+1.90%), 10/15/34 (a)	1,775		1,778,064
Canyon Capital CLO 2020-1 Ltd. 144A
	Par (000’s	)	Value
5.85% (Term SOFR USD 3 Month+1.95%), 07/15/34 (a)	$1,500		$1,501,685
Capital Four US CLO III Ltd. 144A 6.07% (Term SOFR USD 3 Month+2.20%), 04/21/38 (a)	5,000		5,022,314
Dryden 113 CLO Ltd. 144A 6.90% (Term SOFR USD 3 Month+3.00%), 10/15/37 (a)	2,000		2,003,890
Dryden 72 CLO Ltd. 144A 5.85% (Term SOFR USD 3 Month+2.00%), 05/15/32 (a)	1,000		1,001,105
Dryden 95 CLO Ltd. 144A 6.94% (Term SOFR USD 3 Month+3.05%), 08/20/34 (a)	7,000		6,954,317
Goldentree Loan Management US CLO 8 Ltd. 144A 5.73% (Term SOFR USD 3 Month+1.85%), 10/20/34 (a)	1,000		1,001,127
Halseypoint CLO 7 Ltd. 144A 6.08% (Term SOFR USD 3 Month+2.20%), 07/20/38 (a)	1,000		1,002,611
KKR CLO 27 Ltd. 144A 10.15% (Term SOFR USD 3 Month+6.25%), 01/15/35 (a)	2,500		2,440,898
KKR CLO 36 Ltd. 144A 5.65% (Term SOFR USD 3 Month+1.75%), 10/15/34 (a)	5,000		5,004,974
LCM 39 Ltd. 144A 10.90% (Term SOFR USD 3 Month+7.00%), 10/15/34 (a)	2,500		2,504,948
Madison Park Funding LVII Ltd. 144A 6.81% (Term SOFR USD 3 Month+2.95%), 07/27/34 (a)	1,500		1,486,608
Neuberger Berman Loan Advisers CLO 38 Ltd. 144A 5.28% (Term SOFR USD 3 Month+1.40%), 10/20/36 (a)	5,000		5,004,169
Neuberger Berman Loan Advisers CLO 42 Ltd. 144A 5.29% (Term SOFR USD 3 Month+1.40%), 07/16/36 (a)	5,000		5,002,825
Ocean Trails CLO XIV Ltd. 144A

See Notes to Financial Statements

3

VANECK AA-BB CLO ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
5.88% (Term SOFR USD 3 Month+2.00%), 01/20/38 (a)	$1,700		$1,702,785
Octagon 64 Ltd. 144A 5.57% (Term SOFR USD 3 Month+1.70%), 07/21/37 (a)	10,000		10,015,789
OZLM XXIII Ltd. 144A 6.10% (Term SOFR USD 3 Month+2.20%), 10/15/37 (a)	1,000		1,004,493
Park Avenue Institutional Advisers CLO Ltd. 2021-1 144A 5.53% (Term SOFR USD 3 Month+1.65%), 01/20/34 (a)	1,000		1,000,933
Rockford Tower CLO 2019-2 Ltd. 144A 5.89% (Term SOFR USD 3 Month+2.00%), 08/20/32 (a)	1,000		1,002,037
Rockford Tower CLO 2021-2 Ltd. 144A
5.58% (Term SOFR USD 3 Month+1.70%), 07/20/34 (a)	6,500		6,503,542
5.83% (Term SOFR USD 3 Month+1.95%), 07/20/34 (a)	2,500		2,501,978
Rockford Tower CLO 2022-1 Ltd. 144A 5.58% (Term SOFR USD 3 Month+1.70%), 07/20/35 (a)	7,000		7,011,584
Sculptor CLO XXIX Ltd. 144A 5.61% (Term SOFR USD 3 Month+1.75%), 07/22/38 (a)	3,000		3,009,153
Sculptor CLO XXVI Ltd. 144A 6.08% (Term SOFR USD 3 Month+2.20%), 01/20/38 (a)	3,300		3,316,936
Sculptor CLO XXVIII Ltd. 144A 5.83% (Term SOFR USD 3 Month+1.95%), 01/20/35 (a)	3,000		3,002,130
Sculptor CLO XXX Ltd. 144A 7.48% (Term SOFR USD 3 Month+3.60%), 07/20/38 (a)	2,000		2,011,836
Signal Peak CLO 4 Ltd. 144A
5.51% (Term SOFR USD 3 Month+1.65%), 10/26/34 (a)	5,000		5,012,129
5.86% (Term SOFR USD 3 Month+2.00%), 10/26/34 (a)	2,500		2,502,853
7.32% (Term SOFR USD 3 Month+3.46%), 10/26/34 (a)	2,300		2,269,284
	Par (000’s	)	Value
Sound Point CLO XXIX Ltd. 144A
5.50% (Term SOFR USD 3 Month+1.60%), 04/25/34 (a)	$5,000		$5,003,955
7.62% (Term SOFR USD 3 Month+3.76%), 04/25/34 (a)	3,500		3,475,777
Sound Point CLO XXVI Ltd. 144A 7.50% (Term SOFR USD 3 Month+3.61%), 07/20/34 (a)	1,000		982,636
Sound Point CLO XXXI Ltd. 144A 7.37% (Term SOFR USD 3 Month+3.51%), 10/25/34 (a)	2,500		2,455,520
Trinitas CLO XIX Ltd. 144A 6.83% (Term SOFR USD 3 Month+2.95%), 10/20/33 (a)	2,500		2,502,523
Trinitas CLO XVII Ltd. 144A 7.13% (Term SOFR USD 3 Month+3.25%), 10/20/34 (a)	1,750		1,754,443
Whitebox CLO III Ltd. 144A 5.80% (Term SOFR USD 3 Month+1.90%), 10/15/35 (a)	2,250		2,252,464
Wind River 2021-2 CLO Ltd. 144A 5.88% (Term SOFR USD 3 Month+2.00%), 07/20/34 (a)	2,500		2,503,758
Wind River 2022-1 CLO Ltd. 144A 5.73% (Term SOFR USD 3 Month+1.85%), 07/20/35 (a)	2,500		2,502,875
Wind River 2023-1 CLO Ltd. 144A 5.91% (Term SOFR USD 3 Month+2.05%), 07/25/38 (a)	1,000		1,005,511
Total Collateralized Loan Obligations (Cost: $142,797,078)			142,806,816

SHORT-TERM INVESTMENT: 4.6%
United States Treasury Obligations: 4.6% (Cost: $6,982,129)
United States Treasury Bill (y) 3.52%, 01/27/26	7,000		6,982,868

Total Investments: 98.6% (Cost: $149,779,207)			149,789,684
Other assets less liabilities: 1.4%			2,191,666
NET ASSETS: 100.0%			$151,981,350

See Notes to Financial Statements

4

Definitions:

SOFR	Secured Overnight Financing Rate
USD	United States Dollar

Footnotes:

(a)	Variable rate security — the rate shown is as of 12/31/25
(y)	The rate shown is the calculated yield to maturity.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $142,806,816, or 94.0% of net assets.

The summary of inputs used to value the Fund’s investments as of December 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Collateralized Loan Obligations	$—	$142,806,816	$—	$142,806,816
United States Treasury Obligations	—	6,982,868	—	6,982,868
Total Investments	$—	$149,789,684	$—	$149,789,684

See Notes to Financial Statements

5

VANECK BDC INCOME ETF

SCHEDULE OF INVESTMENTS

December 31, 2025

	Number of Shares	Value
COMMON STOCKS: 67.8%
Financial Services: 67.8%
Ares Capital Corp. †	12,292,242	$248,672,056
Bain Capital Specialty Finance, Inc. †	961,227	13,370,668
Barings BDC, Inc. †	1,823,792	16,742,411
BlackRock TCP Capital Corp. †	1,691,267	9,251,231
Blackstone Secured Lending Fund †	4,716,221	124,178,099
Blue Owl Capital Corp. †	11,817,328	146,889,387
Capital Southwest Corp. †	1,145,571	25,374,398
Carlyle Secured Lending, Inc. †	1,351,554	16,880,909
CION Investment Corp. †	1,030,026	9,960,351
Fidus Investment Corp. †	726,166	14,015,004
FS KKR Capital Corp. †	3,325,709	49,253,750
Gladstone Capital Corp. †	450,366	9,304,562
Gladstone Investment Corp. †	790,323	11,040,812
Goldman Sachs BDC, Inc. †	2,138,317	19,843,582
Golub Capital BDC, Inc. †	3,677,813	49,907,922
Hercules Capital, Inc.	2,774,298	52,212,288
Kayne Anderson BDC, Inc. †	824,303	11,804,019
Main Street Capital Corp. †	839,674	50,707,913
MidCap Financial Investment Corp. †	1,859,967	21,278,022
Morgan Stanley Direct Lending Fund †	1,436,353	23,671,097
New Mountain Finance Corp.	1,850,730	17,045,223
Nuveen Churchill Direct Lending Corp. †	839,143	11,194,168
Oaktree Specialty Lending Corp. †	1,740,319	22,171,664
PennantPark Floating Rate Capital Ltd. †	1,977,860	18,334,762
	Number of Shares		Value
Financial Services (continued)
Prospect Capital Corp. †	7,603,828		$19,693,915
Sixth Street Specialty Lending, Inc. †	1,883,681		40,913,551
SLR Investment Corp. †	848,277		13,114,362
Trinity Capital, Inc. †	1,508,723		22,102,792

Total Common Stocks (Cost: $1,214,760,486)			1,088,928,918

	Par (000’s	)
SHORT-TERM INVESTMENTS: 32.5%
United States Treasury Obligations: 32.5% (Cost: $521,583,946)
United States Treasury Bills (y)
3.75%, 04/16/26 #	272,221		269,455,036
4.20%, 01/15/26 #	252,644		252,321,561
			521,776,597
Total Investments Before Collateral for Securities Loaned: 100.3% (Cost: $1,736,344,432)			1,610,705,515

	Number of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 18.0%
Money Market Fund: 18.0% (Cost: $288,549,931)
State Street Navigator Securities Lending Government Money Market Portfolio 3.80%(a)	288,549,931		288,549,931
Total Investments: 118.3% (Cost: $2,024,894,363)			1,899,255,446
Liabilities in excess of other assets: (18.3)%			(293,208,422)
NET ASSETS: 100.0%			$1,606,047,024

Total Return Swap Contracts

Long Exposure

Reference Obligation	Notional Amount	Counterparty	Rate paid by the Fund	Payment Frequency	Termination Date	Unrealized Appreciation/ (Depreciation)
MVIS US Business Development Companies Index	$10,132,820	Bank of America	4.17%(b)	Monthly	08/31/26	$(799,193)
MVIS US Business Development Companies Index	$555,589,429	UBS	4.72%(c)	Monthly	11/17/26	(6,053,590)
Total						$(6,852,783)

Footnotes:

#	All or a portion of these securities are segregated for swap collateral. Total value of securities segregated is $74,321,191.
(a)	The rate shown is the 7-day yield as of 12/31/25.
(b)	The rate shown reflects the rate in effect at December 31, 2025: Overnight Bank Funding Rate + 0.53%.
(c)	The rate shown reflects the rate in effect at December 31, 2025: Secured Overnight Financing Rate + 0.85%.
(y)	The rate shown is the calculated yield to maturity.

See Notes to Financial Statements

6

†	Security fully or partially on loan. Total market value of securities on loan is $441,105,337.

The summary of inputs used to value the Fund’s investments as of December 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$1,088,928,918	$—	$—	$1,088,928,918
United States Treasury Obligations	—	521,776,597	—	521,776,597
Money Market Fund	288,549,931	—	—	288,549,931
Total Investments	$1,377,478,849	$521,776,597	$—	$1,899,255,446
Other Financial Instruments:
Liabilities
Total Return Swap Contracts	$—	$6,852,783	$—	$6,852,783

*	See Schedule of Investments for industry sectors.

See Notes to Financial Statements

7

VANECK CHINA BOND ETF

SCHEDULE OF INVESTMENTS

December 31, 2025

		Par (000’s	)	Value
CORPORATE BONDS: 72.7%
Energy: 12.0%
China Petrochemical Corp. 2.00%, 08/09/29	CNY	10,000		$1,435,519
China Petroleum & Chemical Corp. 3.20%, 07/27/26	CNY	5,240		757,249
				2,192,768
Financials: 46.7%
Agricultural Development Bank of China
2.96%, 04/17/30	CNY	8,020		1,204,089
3.48%, 02/04/28	CNY	3,400		504,908
Bank of Communications Co. Ltd. Reg S 2.70%, 09/26/26	CNY	5,800		836,994
China Development Bank
2.69%, 09/11/33	CNY	4,060		610,695
3.45%, 09/20/29	CNY	4,800		729,164
3.48%, 01/08/29	CNY	4,460		671,709
3.65%, 05/21/29	CNY	1,950		296,709
3.66%, 03/01/31	CNY	1,170		182,547
3.70%, 10/20/30	CNY	4,150		646,191
4.04%, 07/06/28	CNY	4,360		660,540
China Everbright Bank Co. Ltd. Reg S 2.72%, 09/25/26	CNY	5,800		837,028
Export-Import Bank of China
2.90%, 08/19/32	CNY	3,300		500,361
3.10%, 02/13/33	CNY	580		89,424
3.38%, 07/16/31	CNY	3,400		525,529
		Par (000’s	)	Value
Financials (continued)
3.74%, 11/16/30	CNY	1,740		$271,738
				8,567,626
Utilities: 14.0%
China Huaneng Group Co. Ltd. 3.95%, 04/21/26	CNY	4,500		649,173
China Three Gorges Corp. 4.15%, 05/11/26	CNY	3,400		491,440
Guangdong Hengjian Investment Holding Co. Ltd. 3.28%, 01/14/27	CNY	4,300		625,718
State Grid Corp. of China 2.88%, 08/30/27	CNY	5,500		802,185
				2,568,516
Total Corporate Bonds (Cost: $13,196,004)				13,328,910

GOVERNMENT OBLIGATIONS: 25.3%
China Government Bond
1.43%, 01/25/30	CNY	3,550		506,069
1.44%, 09/15/27	CNY	1,760		252,492
1.62%, 08/15/27	CNY	7,170		1,031,819
2.27%, 05/25/34	CNY	3,490		516,738
2.35%, 02/25/34	CNY	1,760		262,044
2.40%, 07/15/28	CNY	3,480		511,306
2.60%, 09/15/30	CNY	3,400		509,964
2.67%, 11/25/33	CNY	6,950		1,059,154
Total Government Obligations (Cost: $4,438,287)				4,649,586

Total Investments: 98.0% (Cost: $17,634,291)				17,978,496
Other assets less liabilities: 2.0%				365,990
NET ASSETS: 100.0%				$18,344,486

Definitions:

CNY	Chinese Yuan

Footnotes:

Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registering with the Securities and Exchange Commission. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

The summary of inputs used to value the Fund’s investments as of December 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds *	$—	$13,328,910	$—	$13,328,910
Government Obligations *	—	4,649,586	—	4,649,586
Total Investments	$—	$17,978,496	$—	$17,978,496

*	See Schedule of Investments for industry sectors.

See Notes to Financial Statements

8

VANECK CLO ETF

SCHEDULE OF INVESTMENTS

December 31, 2025

	Par (000’s	)	Value
COLLATERALIZED LOAN OBLIGATIONS: 92.1%
610 Funding CLO 2 Ltd. 144A
5.23% (Term SOFR USD 3 Month+1.35%), 01/20/34 (a)	$10,600		$10,605,576
5.73% (Term SOFR USD 3 Month+1.85%), 01/20/34 (a)	6,000		6,008,400
AGL Core CLO 8 Ltd. 144A 5.38% (Term SOFR USD 3 Month+1.50%), 01/20/38 (a)	3,000		3,002,751
AIMCO CLO 24 Ltd. 144A 5.98% (Term SOFR USD 3 Month+1.85%), 04/19/38 (a)	2,650		2,669,743
Allegro CLO XII Ltd. 144A 5.31% (Term SOFR USD 3 Month+1.44%), 07/21/37 (a)	8,625		8,647,460
Anchorage Capital CLO 15 Ltd. 144A 6.31% (Term SOFR USD 3 Month+2.10%), 07/20/38 (a)	2,000		2,009,564
Anchorage Capital CLO 17 Ltd. 144A
5.35% (Term SOFR USD 3 Month+1.45%), 02/15/38 (a)	7,875		7,859,817
5.55% (Term SOFR USD 3 Month+1.65%), 02/15/38 (a)	4,250		4,258,985
Anchorage Capital CLO 30 Ltd. 144A 5.48% (Term SOFR USD 3 Month+1.60%), 01/20/37 (a)	3,075		3,076,316
Ares LX CLO Ltd. 144A 5.80% (Term SOFR USD 3 Month+1.91%), 07/18/34 (a)	2,000		2,003,130
Arini US CLO II Ltd. 144A 7.54% (Term SOFR USD 3 Month+3.25%), 03/31/38 (a)	1,250		1,258,825
Arini US CLO III Ltd. 144A 5.19% (Term SOFR USD 3 Month+1.27%), 01/15/39 (a)	11,000		11,008,019
Bain Capital Credit CLO 2017-2 Ltd. 144A 5.26% (Term SOFR USD 3 Month+1.40%), 07/25/37 (a)	10,600		10,625,037
Bain Capital Credit CLO 2020-3 Ltd. 144A
	Par (000’s	)	Value
6.96% (Term SOFR USD 3 Month+3.10%), 10/23/34 (a)	$10,130		$10,130,071
Bain Capital Credit CLO 2021-1 Ltd. 144A 5.28% (Term SOFR USD 3 Month+1.40%), 04/18/34 (a)	5,950		5,954,028
Bain Capital Credit CLO 2021-2 Ltd. 144A 6.99% (Term SOFR USD 3 Month+3.10%), 07/16/34 (a)	12,850		12,843,575
Bain Capital Credit CLO 2021-4 Ltd. 144A 7.25% (Term SOFR USD 3 Month+3.36%), 10/20/34 (a)	6,780		6,746,798
Bain Capital Credit CLO 2021-7 Ltd. 144A
5.66% (Term SOFR USD 3 Month+1.80%), 01/22/35 (a)	4,500		4,504,181
10.36% (Term SOFR USD 3 Month+6.50%), 01/22/35 (a)	1,100		1,051,524
BlueMountain CLO 2018-3 Ltd. 144A 5.05% (Term SOFR USD 3 Month+1.19%), 10/25/30 (a)	1,373		1,375,521
BlueMountain CLO XXV Ltd. 144A 5.25% (Term SOFR USD 3 Month+1.35%), 01/15/38 (a)	13,000		13,014,404
BlueMountain CLO XXX Ltd. 144A 5.50% (Term SOFR USD 3 Month+1.60%), 04/15/35 (a)	14,475		14,508,654
BlueMountain CLO XXXI Ltd. 144A 5.75% (Term SOFR USD 3 Month+1.60%), 04/19/34 (a)	14,100		14,114,988
BlueMountain CLO XXXII Ltd. 144A 7.00% (Term SOFR USD 3 Month+3.10%), 10/15/34 (a)	5,000		5,007,225
BlueMountain CLO XXXIII Ltd. 144A 7.67% (Term SOFR USD 3 Month+3.75%), 10/20/38 (a)	2,000		2,009,078
BlueMountain CLO XXXIV Ltd. 144A

See Notes to Financial Statements

9

VANECK CLO ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
5.48% (Term SOFR USD 3 Month+1.60%), 04/20/35 (a)	$8,779		$8,800,236
BlueMountain CLO XXXV Ltd. 144A 5.56% (Term SOFR USD 3 Month+1.70%), 10/22/37 (a)	11,000		11,027,302
Brant Point CLO 2024-4 Ltd. 144A 5.63% (Term SOFR USD 3 Month+1.75%), 07/20/37 (a)	5,500		5,513,079
Brant Point CLO 2025-8 Ltd. 144A 5.66% (Term SOFR USD 3 Month+1.70%), 03/31/38 (a)	1,500		1,503,482
Canyon Capital CLO 2016-1 Ltd. 144A 5.87% (Term SOFR USD 3 Month+1.96%), 07/15/31 (a)	10,000		10,045,790
Canyon Capital CLO 2016-2 Ltd. 144A 5.92% (Term SOFR USD 3 Month+2.01%), 10/15/31 (a)	6,000		6,009,240
Canyon Capital CLO 2019-1 Ltd. 144A 5.33% (Term SOFR USD 3 Month+1.43%), 07/15/37 (a)	2,150		2,154,177
Canyon Capital CLO 2019-2 Ltd. 144A
4.91% (Term SOFR USD 3 Month+1.01%), 10/15/34 (a)	5,300		5,290,964
5.80% (Term SOFR USD 3 Month+1.90%), 10/15/34 (a)	12,325		12,346,273
Canyon Capital CLO 2020-1 Ltd. 144A 5.85% (Term SOFR USD 3 Month+1.95%), 07/15/34 (a)	11,500		11,512,915
Canyon Capital CLO 2020-2 Ltd. 144A 5.43% (Term SOFR USD 3 Month+1.53%), 10/15/34 (a)	16,665		16,660,583
Capital Four US CLO Ltd. 144A 5.06% (Term SOFR USD 3 Month+1.30%), 10/18/38 (a)	16,750		16,764,588
CBAM 2017-2 Ltd. 144A 5.99% (Term SOFR USD 3 Month+2.11%), 07/17/34 (a)	1,500		1,501,577
	Par (000’s	)	Value
Columbia Cent CLO 31 Ltd. 144A 5.48% (Term SOFR USD 3 Month+1.60%), 04/20/34 (a)	$5,740		$5,740,155
Columbia Cent CLO 32 Ltd. 144A 6.25% (Term SOFR USD 3 Month+2.10%), 07/24/34 (a)	10,000		9,993,430
Columbia Cent CLO 34 Ltd. 144A
5.51% (Term SOFR USD 3 Month+1.65%), 01/25/38 (a)	12,000		12,008,688
5.71% (Term SOFR USD 3 Month+1.85%), 01/25/38 (a)	2,300		2,306,953
Columbia Cent CLO 35 Ltd. 144A
6.07% (Term SOFR USD 3 Month+1.75%), 07/25/36 (a)	7,500		7,514,550
6.32% (Term SOFR USD 3 Month+2.00%), 07/25/36 (a)	1,500		1,501,835
Creeksource 2024-1 Dunes Creek CLO Ltd. 144A 5.55% (Term SOFR USD 3 Month+1.65%), 01/15/38 (a)	3,500		3,507,893
Dryden 104 CLO Ltd. 144A 5.49% (Term SOFR USD 3 Month+1.60%), 08/20/34 (a)	1,075		1,075,588
Dryden 61 CLO Ltd. 144A 5.46% (Term SOFR USD 3 Month+1.58%), 01/17/32 (a)	10,375		10,392,959
Dryden 64 CLO Ltd. 144A 5.12% (Term SOFR USD 3 Month+1.23%), 04/18/31 (a)	338		338,595
Dryden 95 CLO Ltd. 144A 6.94% (Term SOFR USD 3 Month+3.05%), 08/20/34 (a)	5,275		5,240,575
Fort Washington CLO 2019-1 144A 5.58% (Term SOFR USD 3 Month+1.70%), 10/20/37 (a)	5,500		5,509,158
Halseypoint CLO 7 Ltd. 144A 6.08% (Term SOFR USD 3 Month+2.20%), 07/20/38 (a)	1,200		1,203,133
HPS Loan Management 2023-18 Ltd. 144A 6.93% (Term SOFR USD 3 Month+3.05%), 07/20/39 (a)	1,500		1,504,766

See Notes to Financial Statements

10

	Par (000’s	)	Value
ICG US CLO 2021-3 Ltd. 144A 5.98% (Term SOFR USD 3 Month+2.10%), 10/20/34 (a)	$6,000		$6,007,158
ICG US CLO 2025-2 Ltd. 144A 5.01% (Term SOFR USD 3 Month+1.25%), 01/18/39 (a)	18,750		18,768,637
Kennedy Lewis CLO 12 Ltd. 144A 6.28% (Term SOFR USD 3 Month+2.00%), 07/20/38 (a)	2,500		2,515,005
Kennedy Lewis CLO 22 Ltd. 144A 5.85% (Term SOFR USD 3 Month+1.75%), 07/20/38 (a)	12,000		12,062,628
Kennedy Lewis CLO 9 Ltd. 144A 5.63% (Term SOFR USD 3 Month+1.75%), 01/20/38 (a)	10,000		10,046,610
KKR CLO 24 Ltd. 144A 5.23% (Term SOFR USD 3 Month+1.34%), 04/20/32 (a)	1,971		1,972,747
KKR CLO 27 Ltd. 144A 10.15% (Term SOFR USD 3 Month+6.25%), 01/15/35 (a)	1,000		976,359
KKR CLO 28 Ltd. 144A 5.52% (Term SOFR USD 3 Month+1.65%), 02/09/35 (a)	14,200		14,244,403
KKR CLO 30 Ltd. 144A 5.73% (Term SOFR USD 3 Month+1.85%), 04/17/37 (a)	2,500		2,505,543
KKR CLO 36 Ltd. 144A 5.92% (Term SOFR USD 3 Month+1.75%), 10/15/34 (a)	22,000		22,021,889
KKR CLO 37 Ltd. 144A 5.53% (Term SOFR USD 3 Month+1.65%), 04/20/38 (a)	15,700		15,729,218
KKR CLO 40 Ltd. 144A 5.58% (Term SOFR USD 3 Month+1.70%), 10/20/34 (a)	6,350		6,356,217
KKR CLO 45a Ltd. 144A 6.04% (Term SOFR USD 3 Month+1.75%), 07/15/38 (a)	3,275		3,291,300
LCM 29 Ltd. 144A 5.24% (Term SOFR USD 3 Month+1.33%), 04/15/31 (a)	1,734		1,737,057
LCM 39 Ltd. 144A
	Par (000’s	)	Value
5.90% (Term SOFR USD 3 Month+2.00%), 10/15/34 (a)	$14,250		$14,278,329
7.15% (Term SOFR USD 3 Month+3.25%), 10/15/34 (a)	3,575		3,548,095
10.90% (Term SOFR USD 3 Month+7.00%), 10/15/34 (a)	1,250		1,252,474
LCM 40 Ltd. 144A
6.05% (Term SOFR USD 3 Month+2.15%), 01/15/38 (a)	13,200		13,242,148
11.40% (Term SOFR USD 3 Month+7.50%), 01/15/38 (a)	1,500		1,474,058
LCM 41 Ltd. 144A
5.60% (Term SOFR USD 3 Month+1.70%), 04/15/36 (a)	3,300		3,297,278
7.50% (Term SOFR USD 3 Month+3.60%), 04/15/36 (a)	1,850		1,855,195
Madison Park Funding LXIII Ltd. 144A 6.02% (Term SOFR USD 3 Month+2.15%), 07/21/38 (a)	2,000		2,014,412
Marble Point CLO XXII Ltd. 144A 5.56% (Term SOFR USD 3 Month+1.70%), 07/25/34 (a)	5,200		5,205,871
MidOcean Credit CLO XI Ltd. 144A 5.38% (Term SOFR USD 3 Month+1.50%), 01/18/36 (a)	4,500		4,502,241
MidOcean Credit CLO XX 144A 4.96% (Term SOFR USD 3 Month+1.23%), 01/20/39 (a)	2,680		2,682,742
Neuberger Berman Loan Advisers CLO 38 Ltd. 144A 5.28% (Term SOFR USD 3 Month+1.40%), 10/20/36 (a)	26,700		26,722,267
Neuberger Berman Loan Advisers CLO 42 Ltd. 144A 5.29% (Term SOFR USD 3 Month+1.40%), 07/16/36 (a)	22,500		22,512,712
Ocean Trails CLO XI 144A 5.43% (Term SOFR USD 3 Month+1.55%), 07/20/34 (a)	9,800		9,804,861
OCP CLO 2019-17 Ltd. 144A 5.28% (Term SOFR USD 3 Month+1.40%), 07/20/37 (a)	5,950		5,969,760

See Notes to Financial Statements

11

VANECK CLO ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
Octagon 54 Ltd. 144A 5.29% (Term SOFR USD 3 Month+1.38%), 07/15/34 (a)	$5,900		$5,903,581
Octagon 64 Ltd. 144A 5.57% (Term SOFR USD 3 Month+1.70%), 07/21/37 (a)	25,000		25,039,474
Octagon 66 Ltd. 144A 5.65% (Term SOFR USD 3 Month+1.90%), 02/16/37 (a)	3,600		3,612,859
Octagon Investment Partners 28 Ltd. 144A 5.59% (Term SOFR USD 3 Month+1.72%), 04/24/37 (a)	2,500		2,506,138
OZLM XIV Ltd. 144A 5.74% (Term SOFR USD 3 Month+1.84%), 01/15/38 (a)	16,400		16,446,625
OZLM XIX Ltd. 144A
5.25% (Term SOFR USD 3 Month+1.35%), 01/15/35 (a)	16,625		16,637,152
5.95% (Term SOFR USD 3 Month+2.05%), 01/15/35 (a)	3,125		3,129,138
7.40% (Term SOFR USD 3 Month+3.50%), 01/15/35 (a)	10,000		10,026,470
Palmer Square CLO 2023-2 Ltd. 144A 6.08% (Term SOFR USD 3 Month+2.20%), 07/20/38 (a)	2,000		2,014,404
Park Avenue Institutional Advisers CLO Ltd. 2021-1 144A 5.88% (Term SOFR USD 3 Month+1.65%), 01/20/34 (a)	4,000		4,003,732
Park Blue CLO 2024-V Ltd. 144A 5.34% (Term SOFR USD 3 Month+1.48%), 07/25/37 (a)	5,100		5,115,101
Polus US CLO II Ltd. 144A 8.63% (Term SOFR USD 3 Month+4.75%), 07/20/38 (a)	2,000		2,020,364
Polus US CLO III Ltd. 144A 1.00% (Term SOFR USD 3 Month+2.05%), 01/20/39 (a)	3,000		3,002,250
Rad CLO 22 Ltd. 144A 5.68% (Term SOFR USD 3 Month+1.95%), 10/20/40 (a)	2,925		2,933,178
Regatta VI Funding Ltd. 144A
	Par (000’s	)	Value
5.21% (Term SOFR USD 3 Month+1.25%), 10/20/38 (a)	$36,400		$36,412,775
Rockford Tower CLO 2019-2 Ltd. 144A 5.89% (Term SOFR USD 3 Month+2.00%), 08/20/32 (a)	3,000		3,006,111
Rockford Tower CLO 2020-1 Ltd. 144A 5.78% (Term SOFR USD 3 Month+1.90%), 01/20/36 (a)	8,650		8,663,485
Rockford Tower CLO 2021-2 Ltd. 144A
5.86% (Term SOFR USD 3 Month+1.70%), 07/20/34 (a)	12,500		12,506,813
6.11% (Term SOFR USD 3 Month+1.95%), 07/20/34 (a)	8,500		8,506,724
Rockford Tower CLO 2021-3 Ltd. 144A 5.55% (Term SOFR USD 3 Month+1.65%), 01/15/38 (a)	13,500		13,518,887
Rockford Tower CLO 2022-1 Ltd. 144A 5.97% (Term SOFR USD 3 Month+1.70%), 07/20/35 (a)	10,500		10,517,378
Rockford Tower CLO 2022-3 Ltd. 144A 5.32% (Term SOFR USD 3 Month+1.44%), 07/20/37 (a)	12,000		12,031,236
RR 20 Ltd. 144A 5.45% (Term SOFR USD 3 Month+1.55%), 07/15/37 (a)	22,000		22,014,849
Sagard-Halseypoint CLO 10 Ltd. 144A
5.63% (Term SOFR USD 3 Month+1.75%), 10/20/38 (a)	22,000		22,053,811
5.93% (Term SOFR USD 3 Month+2.05%), 10/20/38 (a)	13,000		13,057,707
Sagard-Halseypoint CLO 8 Ltd. 144A 5.23% (Term SOFR USD 3 Month+1.39%), 01/30/38 (a)	14,500		14,521,895
Sculptor CLO XXIX Ltd. 144A
5.23% (Term SOFR USD 3 Month+1.37%), 07/22/38 (a)	6,200		6,218,619
6.24% (Term SOFR USD 3 Month+1.75%), 07/22/38 (a)	20,000		20,061,019
Sculptor CLO XXVI Ltd. 144A

See Notes to Financial Statements

12

	Par (000’s	)	Value
5.73% (Term SOFR USD 3 Month+1.85%), 01/20/38 (a)	$1,725		$1,729,930
Sculptor CLO XXVIII Ltd. 144A 5.83% (Term SOFR USD 3 Month+1.95%), 01/20/35 (a)	9,000		9,006,390
Sculptor CLO XXX Ltd. 144A 5.93% (Term SOFR USD 3 Month+2.05%), 07/20/38 (a)	2,000		2,002,430
Signal Peak CLO 10 Ltd. 144A 5.32% (Term SOFR USD 3 Month+1.45%), 01/24/38 (a)	1,500		1,498,922
Signal Peak CLO 4 Ltd. 144A
5.81% (Term SOFR USD 3 Month+1.65%), 10/26/34 (a)	37,000		37,089,761
6.16% (Term SOFR USD 3 Month+2.00%), 10/26/34 (a)	13,850		13,865,803
7.32% (Term SOFR USD 3 Month+3.46%), 10/26/34 (a)	7,400		7,301,173
Signal Peak CLO 9 Ltd. 144A
5.23% (Term SOFR USD 3 Month+1.36%), 01/21/38 (a)	5,275		5,292,112
5.62% (Term SOFR USD 3 Month+1.75%), 01/21/38 (a)	6,950		6,982,443
Silver Point CLO 9 Ltd. 144A 6.09% (Term SOFR USD 3 Month+1.80%), 03/31/38 (a)	5,000		5,025,655
Silver Rock CLO II Ltd. 144A
5.48% (Term SOFR USD 3 Month+1.60%), 01/20/35 (a)	21,000		20,983,451
5.98% (Term SOFR USD 3 Month+2.10%), 01/20/35 (a)	2,000		2,002,812
Silver Rock CLO V Ltd. 144A 1.00% (Term SOFR USD 3 Month+2.10%), 01/20/39 (a)	4,000		4,003,000
Sound Point CLO 2025R-1 Ltd. 144A
5.54% (Term SOFR USD 3 Month+1.65%), 02/20/38 (a)	10,200		10,215,800
5.99% (Term SOFR USD 3 Month+2.10%), 02/20/38 (a)	1,000		1,004,189
Sound Point CLO XVIII Ltd. 144A 5.27% (Term SOFR USD 3 Month+1.38%), 01/21/31 (a)	292		291,864
	Par (000’s	)	Value
Sound Point CLO XXIII Ltd. 144A 5.34% (Term SOFR USD 3 Month+1.43%), 07/15/34 (a)	$1,000		$1,001,586
Sound Point CLO XXIX Ltd. 144A 5.50% (Term SOFR USD 3 Month+1.60%), 04/25/34 (a)	2,900		2,902,294
Sound Point CLO XXVI Ltd. 144A
5.32% (Term SOFR USD 3 Month+1.43%), 07/20/34 (a)	1,100		1,101,397
5.80% (Term SOFR USD 3 Month+1.91%), 07/20/34 (a)	10,510		10,515,339
Sound Point CLO XXXI Ltd. 144A 7.37% (Term SOFR USD 3 Month+3.51%), 10/25/34 (a)	2,250		2,209,968
Sound Point CLO XXXIII Ltd. 144A 5.76% (Term SOFR USD 3 Month+1.90%), 04/25/35 (a)	9,900		9,911,771
Sycamore Tree CLO 2021-1 Ltd. 144A 5.27% (Term SOFR USD 3 Month+1.39%), 01/20/38 (a)	11,000		11,044,143
Symphony CLO 42 Ltd. 144A 5.41% (Term SOFR USD 3 Month+1.53%), 04/17/37 (a)	10,600		10,620,606
TCI-Symphony CLO 2017-1 Ltd. 144A 5.10% (Term SOFR USD 3 Month+1.19%), 07/15/30 (a)	560		560,388
TCW CLO 2019-1 AMR Ltd. 144A
5.15% (Term SOFR USD 3 Month+1.30%), 08/16/34 (a)	2,300		2,301,801
5.80% (Term SOFR USD 3 Month+1.95%), 08/16/34 (a)	9,150		9,158,885
7.78% (Term SOFR USD 3 Month+3.93%), 08/16/34 (a)	3,200		3,203,171
TCW CLO 2020-1 Ltd. 144A 5.88% (Term SOFR USD 3 Month+2.00%), 04/20/34 (a)	4,200		4,204,637
TCW CLO 2021-1 Ltd. 144A 5.98% (Term SOFR USD 3 Month+2.10%), 01/20/38 (a)	8,200		8,231,734

See Notes to Financial Statements

13

VANECK CLO ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s	)	Value
TCW CLO 2023-1 Ltd. 144A 5.62% (Term SOFR USD 3 Month+1.75%), 03/31/38 (a)	$2,000		$2,008,600
THL Credit Wind River 2017- 3 CLO Ltd. 144A 6.10% (Term SOFR USD 3 Month+2.20%), 04/15/35 (a)	2,000		2,002,436
TIAA CLO I Ltd. 144A 5.13% (Term SOFR USD 3 Month+1.25%), 07/20/31 (a)	1,759		1,758,761
TICP CLO VII Ltd. 144A 5.80% (Term SOFR USD 3 Month+1.90%), 04/15/33 (a)	3,700		3,703,911
Trinitas CLO XIV Ltd. 144A 5.96% (Term SOFR USD 3 Month+2.10%), 01/25/34 (a)	11,500		11,528,049
Trinitas CLO XIX Ltd. 144A
4.99% (Term SOFR USD 3 Month+1.11%), 10/20/33 (a)	26,490		26,499,138
6.83% (Term SOFR USD 3 Month+2.95%), 10/20/33 (a)	7,000		7,007,063
Trinitas CLO XVII Ltd. 144A 7.41% (Term SOFR USD 3 Month+3.25%), 10/20/34 (a)	3,250		3,258,252
Trinitas CLO XVIII Ltd. 144A 5.63% (Term SOFR USD 3 Month+1.75%), 01/20/35 (a)	12,775		12,787,009
Trinitas CLO XX Ltd. 144A 5.38% (Term SOFR USD 3 Month+1.50%), 07/20/35 (a)	17,000		17,000,237
Voya CLO 2018-1 Ltd. 144A 5.10% (Term SOFR USD 3 Month+1.21%), 04/19/31 (a)	1,271		1,271,132
Wehle Park CLO Ltd. 144A 5.85% (Term SOFR USD 3 Month+1.90%), 10/21/38 (a)	5,000		5,015,040
	Par (000’s	)	Value
Wellfleet CLO 2021-2 Ltd. 144A
5.65% (Term SOFR USD 3 Month+1.75%), 07/15/34 (a)	$7,750		$7,764,531
7.65% (Term SOFR USD 3 Month+3.75%), 07/15/34 (a)	5,500		5,497,476
Whitebox CLO III Ltd. 144A 5.80% (Term SOFR USD 3 Month+1.90%), 10/15/35 (a)	2,100		2,102,300
Wind River 2021-2 CLO Ltd. 144A
5.61% (Term SOFR USD 3 Month+1.60%), 07/20/34 (a)	6,000		6,003,750
6.01% (Term SOFR USD 3 Month+2.00%), 07/20/34 (a)	1,755		1,757,638
Wind River 2023-1 CLO Ltd. 144A 5.91% (Term SOFR USD 3 Month+2.05%), 07/25/38 (a)	1,000		1,005,511
Wind River 2024-1 CLO Ltd. 144A 5.48% (Term SOFR USD 3 Month+1.60%), 04/20/37 (a)	10,000		10,023,560
WISE CLO 2023-1 Ltd. 144A 5.85% (Term SOFR USD 3 Month+1.70%), 10/20/38 (a)	2,250		2,255,774
Total Collateralized Loan Obligations (Cost: $1,216,707,611)			1,218,854,766

SHORT-TERM INVESTMENT: 6.6%
United States Treasury Obligations: 6.6% (Cost: $87,774,184)
United States Treasury Bill (y) 3.52%, 01/27/26	88,000		87,784,622

Total Investments: 98.7% (Cost: $1,304,481,795)			1,306,639,388
Other assets less liabilities: 1.3%			17,846,841
NET ASSETS: 100.0%			$1,324,486,229

Definitions:

SOFR	Secured Overnight Financing Rate
USD	United States Dollar

Footnotes:

(a)	Variable rate security — the rate shown is as of 12/31/25
(y)	The rate shown is the calculated yield to maturity.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $1,218,854,766, or 92.0% of net assets.

See Notes to Financial Statements

14

The summary of inputs used to value the Fund’s investments as of December 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Collateralized Loan Obligations	$—	$1,218,854,766	$—	$1,218,854,766
United States Treasury Obligations	—	87,784,622	—	87,784,622
Total Investments	$—	$1,306,639,388	$—	$1,306,639,388

See Notes to Financial Statements

15

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

December 31, 2025

	Par (000’s		)	Value
CORPORATE BONDS: 97.4%
Argentina: 1.6%
Arcor SAIC 144A 7.60%, 07/31/33	USD	50		$50,575
Pampa Energia SA 144A 7.88%, 12/16/34	USD	75		75,592
Pan American Energy LLC 144A 8.50%, 04/30/32	USD	25		26,562
Pluspetrol SA 144A 8.50%, 05/30/32	USD	100		101,757
Tecpetrol SA 144A
7.62%, 11/03/30	USD	25		24,853
7.62%, 01/22/33	USD	25		25,325
Telecom Argentina SA 144A 9.50%, 07/18/31	USD	75		79,144
Transportadora de Gas del Sur SA 144A 8.50%, 07/24/31	USD	25		26,025
Vista Energy Argentina SAU 144A
7.62%, 12/10/35	USD	25		25,013
8.50%, 06/10/33	USD	25		25,719
YPF Energia Electrica SA 144A 7.88%, 10/16/32	USD	25		25,108
YPF SA 144A
6.95%, 07/21/27	USD	25		25,219
7.00%, 09/30/33 (s)	USD	75		73,741
7.00%, 12/15/47	USD	25		22,052
8.25%, 01/17/34	USD	50		51,223
8.75%, 09/11/31	USD	81		83,941
9.00%, 06/30/29 (s)	USD	25		26,075
				767,924
Australia: 1.1%
Fortescue Treasury Pty Ltd. 144A
4.38%, 04/01/31	USD	50		48,401
4.50%, 09/15/27	USD	25		24,960
5.88%, 04/15/30	USD	100		102,926
6.12%, 04/15/32	USD	50		52,219
Karoon USA Finance, Inc. 144A 10.50%, 05/14/29	USD	25		25,866
Mineral Resources Ltd. 144A
7.00%, 04/01/31	USD	100		104,371
8.50%, 05/01/30	USD	100		104,084
9.25%, 10/01/28	USD	25		26,260
Nufarm Australia Ltd. / Nufarm Americas, Inc. 144A 5.00%, 01/27/30	USD	30		27,627
				516,714
Austria: 0.4%
ams-OSRAM AG Reg S 10.50%, 03/30/29	EUR	100		122,752
LD Celulose International GmbH 144A
	Par (000’s		)	Value
Austria (continued)
7.95%, 01/26/32	USD	50		$52,256
				175,008
Bahrain: 0.6%
Bapco Energies BSCC 144A 7.50%, 10/25/27	USD	200		207,592
Bapco Energies Sukuk Ltd. 144A 5.25%, 04/08/29	USD	100		99,818
				307,410
Belgium: 0.2%
Azelis Finance NV Reg S 4.75%, 09/25/29	EUR	100		120,610
Bermuda: 0.3%
Digicel Group Holdings Ltd. 144A 0.00%, 12/31/30 ^¥	USD	31		0
Investment Energy Resources Ltd. 144A 6.25%, 04/26/29	USD	50		50,401
Seadrill Finance Ltd. 144A 8.38%, 08/01/30	USD	100		104,065
				154,466
Brazil: 3.9%
Amaggi Luxembourg International Sarl 144A 5.25%, 01/28/28	USD	50		49,196
Axia Energia 144A 4.62%, 02/04/30	USD	50		48,396
B3 SA - Brasil Bolsa Balcao 144A 4.12%, 09/20/31	USD	50		46,969
Banco Bradesco SA 144A 6.50%, 01/22/30 †	USD	50		52,646
Banco do Brasil SA 144A 6.00%, 03/18/31	USD	100		103,076
Banco Votorantim SA 144A 5.88%, 04/08/28	USD	100		101,795
Braskem Idesa SAPI 144A 7.45%, 11/15/29 (d) *	USD	75		43,875
Braskem Netherlands Finance BV 144A
4.50%, 01/10/28 †	USD	50		20,601
4.50%, 01/31/30	USD	50		19,580
5.88%, 01/31/50	USD	50		17,406
7.25%, 02/13/33	USD	50		19,407
BRF SA 144A 4.88%, 01/24/30	USD	50		48,545
Caixa Economica Federal 144A 5.62%, 05/13/30	USD	100		101,732
Cosan Luxembourg SA 144A 5.50%, 09/20/29	USD	50		49,011
CSN Inova Ventures 144A 6.75%, 01/28/28 †	USD	50		46,394
Globo Comunicacao e Participacoes S/A 144A 5.50%, 01/14/32	USD	100		98,684

See Notes to Financial Statements

16

	Par (000’s		)	Value
Brazil (continued)
Itau Unibanco Holding SA 144A 6.00%, 02/27/30	USD	50		$51,906
Klabin Austria GmbH 144A
3.20%, 01/12/31	USD	100		90,577
5.75%, 04/03/29	USD	50		50,921
MARB BondCo PLC 144A 3.95%, 01/29/31	USD	50		45,368
MV24 Capital BV 144A 6.75%, 06/01/34	USD	17		17,234
Natura & Co. Luxembourg Holdings Sarl 144A 4.12%, 05/03/28	USD	100		94,423
Petrobras Global Finance BV
5.60%, 01/03/31	USD	25		25,144
6.00%, 01/27/28	USD	75		76,478
6.75%, 01/27/41	USD	50		50,315
6.85%, 06/05/15	USD	75		70,422
6.88%, 01/20/40	USD	50		51,045
6.90%, 03/19/49	USD	25		24,749
7.25%, 03/17/44	USD	25		26,000
7.38%, 01/17/27	USD	25		25,851
Rede D’or Finance Sarl 144A 4.50%, 01/22/30	USD	50		48,661
Rumo Luxembourg Sarl 144A 5.25%, 01/10/28	USD	50		49,940
Samarco Mineracao SA 144A 9.50%, 06/30/31	USD	196		198,644
				1,864,991
Bulgaria: 0.2%
Bulgarian Energy Holding EAD Reg S 2.45%, 07/22/28	EUR	100		113,397
Burkina Faso: 0.1%
IAMGOLD Corp. 144A 5.75%, 10/15/28	USD	25		24,951
Canada: 7.5%
1011778 BC ULC / New Red Finance, Inc. 144A
3.50%, 02/15/29	USD	125		121,214
3.88%, 01/15/28	USD	75		74,002
4.00%, 10/15/30	USD	100		95,353
5.62%, 09/15/29	USD	100		101,944
6.12%, 06/15/29	USD	50		51,384
Air Canada 144A 4.62%, 08/15/29	CAD	100		72,998
Algonquin Power & Utilities Corp. 4.75% (US Treasury Yield Curve Rate T 5 Year+3.25%), 01/18/82 (a)	USD	50		49,518
AltaGas Ltd. 5.25% (Generic Canadian 5 Year+3.81%), 01/11/82 (a)	CAD	15		10,974
	Par (000’s		)	Value
Canada (continued)
7.35% (Generic Canadian 5 Year+4.54%), 08/17/82 (a)	CAD	25		$19,140
8.90% (Generic Canadian 5 Year+5.09%), 11/10/83 (a)	CAD	25		20,276
AltaGas Ltd. 144A 7.20% (US Treasury Yield Curve Rate T 5 Year+3.57%), 10/15/54 (a)	USD	25		25,942
ATS Automation Tooling Systems, Inc. 144A 4.12%, 12/15/28	USD	25		24,486
ATS Corp. 6.50%, 08/21/32	CAD	25		18,612
Bell Canada 5.62% (Generic Canadian 5 Year+2.95%), 03/27/55 (a)	CAD	75		55,913
6.88% (US Treasury Yield Curve Rate T 5 Year+2.39%), 09/15/55 (a)	USD	100		103,588
Bombardier, Inc. 144A
6.00%, 02/15/28	USD	25		25,092
7.00%, 06/01/32	USD	25		26,447
7.25%, 07/01/31	USD	50		53,345
7.45%, 05/01/34	USD	50		56,133
7.50%, 02/01/29	USD	25		26,087
8.75%, 11/15/30	USD	75		81,124
Brookfield Property Finance ULC
3.93%, 01/15/27	CAD	25		18,212
7.12%, 02/13/28	CAD	25		19,158
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC 144A
5.00%, 06/15/29	USD	25		24,307
6.25%, 09/15/27	USD	50		50,210
Capital Power Corp. 8.12% (Generic Canadian 5 Year+4.44%), 06/05/54 (a)	CAD	25		20,541
Capstone Copper Corp. 144A 6.75%, 03/31/33	USD	50		51,930
Cascades, Inc./Cascades USA Inc 144A 5.38%, 01/15/28	USD	25		24,952
Champion Iron Canada, Inc. 144A 7.88%, 07/15/32	USD	25		26,643
Cineplex, Inc. 144A 7.62%, 03/31/29	CAD	25		19,004
Cogeco Communications, Inc. 6.12%, 02/27/29	CAD	25		18,873

See Notes to Financial Statements

17

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s		)	Value
Canada (continued)
Corus Entertainment, Inc. Reg S 5.00%, 05/11/28	CAD	25		$6,657
Doman Building Materials Group Ltd. 7.50%, 09/17/29	CAD	25		18,683
Dye & Durham Ltd. 144A 8.62%, 04/15/29 †	USD	15		14,159
Eldorado Gold Corp. 144A 6.25%, 09/01/29	USD	25		25,299
Empire Communities Corp. 144A 9.75%, 05/01/29	USD	25		25,818
First Quantum Minerals Ltd. 144A
7.25%, 02/15/34	USD	100		105,211
8.00%, 03/01/33	USD	50		53,460
8.62%, 06/01/31	USD	50		52,680
9.38%, 03/01/29	USD	50		52,713
Garda World Security Corp. 144A
6.00%, 06/01/29	USD	50		49,079
8.38%, 11/15/32	USD	75		76,506
GFL Environmental, Inc. 144A
4.00%, 08/01/28	USD	100		98,692
4.38%, 08/15/29	USD	25		24,602
4.75%, 06/15/29	USD	25		24,969
6.75%, 01/15/31	USD	100		105,042
goeasy Ltd. 144A
6.88%, 05/15/30	USD	25		23,887
7.38%, 10/01/30	USD	75		72,237
7.62%, 07/01/29	USD	15		14,845
9.25%, 12/01/28	USD	15		15,435
Great Canadian Gaming Corp./Raptor LLC 144A 8.75%, 11/15/29	USD	25		25,271
Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC 144A 9.00%, 02/15/29	USD	40		41,999
Inter Pipeline Ltd. 6.88% (Canada Bankers’ Acceptances 3 Month+5.01%), 03/26/79 (a)	CAD	25		19,196
Ivanhoe Mines Ltd. 144A 7.88%, 01/23/30	USD	100		103,533
Jones Deslauriers Insurance Management, Inc. 144A 8.50%, 03/15/30	USD	25		26,220
Keyera Corp. 5.95% (Generic Canadian 5 Year+4.66%), 03/10/81 (a)	CAD	25		18,828
6.88% (Canada Bankers’ Acceptances 3 Month+5.17%), 06/13/79 (a)	CAD	25		19,433
	Par (000’s		)	Value
Canada (continued)
Laurentian Bank of Canada 5.09% (Canada Bankers’ Acceptances 3 Month+2.42%), 06/15/32 (a)	CAD	25		$18,336
Mattamy Group Corp. 144A 4.62%, 03/01/30	USD	25		24,363
Mercer International, Inc. 5.12%, 02/01/29 †	USD	50		32,098
Methanex Corp. 5.25%, 12/15/29	USD	100		100,978
New Gold, Inc. 144A 6.88%, 04/01/32	USD	25		26,652
Northriver Midstream Finance LP 144A 6.75%, 07/15/32	USD	25		25,494
NOVA Chemicals Corp. 144A
4.25%, 05/15/29	USD	25		24,469
5.25%, 06/01/27	USD	40		40,378
8.50%, 11/15/28	USD	50		52,340
9.00%, 02/15/30	USD	25		26,725
Open Text Corp. 144A 3.88%, 12/01/29	USD	75		71,280
Pembina Pipeline Corp. 4.80% (Generic Canadian 5 Year+4.17%), 01/25/81 (a)	CAD	50		36,383
Rogers Communications, Inc. 5.62% (Generic Canadian 5 Year+2.85%), 04/15/55 (a)	CAD	50		37,296
7.00% (US Treasury Yield Curve Rate T 5 Year+2.65%), 04/15/55 (a)	USD	50		52,345
7.12% (US Treasury Yield Curve Rate T 5 Year+2.62%), 04/15/55 (a)	USD	25		26,339
Rogers Communications, Inc. 144A 5.25% (US Treasury Yield Curve Rate T 5 Year+3.59%), 03/15/82 (a)	USD	50		50,016
Saturn Oil & Gas, Inc. 144A 9.62%, 06/15/29	USD	24		23,679
Sleep Country Canada Holdings, Inc. 6.62%, 11/28/32	CAD	25		18,588
South Bow Canadian Infrastructure Holdings Ltd. 7.50% (US Treasury Yield Curve Rate T 5 Year+3.67%), 03/01/55 (a)	USD	25		26,737

See Notes to Financial Statements

18

	Par (000’s		)	Value
Canada (continued)
7.62% (US Treasury Yield Curve Rate T 5 Year+3.95%), 03/01/55 (a)	USD	50		$52,306
Superior Plus LP / Superior General Partner, Inc. 144A 4.50%, 03/15/29	USD	25		24,419
Superior Plus LP 144A 4.25%, 05/18/28	CAD	25		18,010
Tamarack Valley Energy Ltd. 144A 7.25%, 05/10/27	CAD	25		18,562
Taseko Mines Ltd. 144A 8.25%, 05/01/30	USD	25		26,587
Teine Energy Ltd. 144A 6.88%, 04/15/29	USD	25		25,091
Telesat Canada / Telesat LLC 144A 5.62%, 12/06/26	USD	25		19,982
TELUS Corp. 6.25% (Generic Canadian 5 Year+3.48%), 07/21/55 (a)	CAD	75		57,353
6.75% (Generic Canadian 5 Year+3.61%), 07/21/55 (a)	CAD	65		51,439
7.00% (US Treasury Yield Curve Rate T 5 Year+2.71%), 10/15/55 (a)	USD	50		52,076
TransAlta Corp. 144A 5.62%, 03/24/32	CAD	25		19,082
TransAlta Corp. Reg S 5.62%, 03/24/32	CAD	25		19,651
Vermilion Energy, Inc. 144A 7.25%, 02/15/33	USD	25		23,573
				3,624,483
Cayman Islands: 0.2%
Banco BTG Pactual SA 144A 6.25%, 04/08/29	USD	50		51,943
Global Aircraft Leasing Co. Ltd. 144A 8.75%, 09/01/27	USD	40		41,532
				93,475
Chile: 0.5%
Falabella SA 144A 3.38%, 01/15/32	USD	50		44,778
Inversiones CMPC SA 144A 6.70% (US Treasury Yield Curve Rate T 5 Year+2.83%), 12/09/57 (a)	USD	100		100,556
Latam Airlines Group SA 144A 7.88%, 04/15/30	USD	100		105,302
				250,636
China: 1.2%
CFAMC III Co. Ltd. Reg S 4.25%, 11/07/27	USD	200		198,927
	Par (000’s		)	Value
China (continued)
Melco Resorts Finance Ltd. 144A
5.38%, 12/04/29	USD	100		$99,071
5.62%, 07/17/27	USD	50		50,013
5.75%, 07/21/28	USD	50		50,016
MGM China Holdings Ltd. 144A 4.75%, 02/01/27	USD	100		99,643
Studio City Finance Ltd. 144A 5.00%, 01/15/29	USD	100		96,646
				594,316
Colombia: 2.2%
Ecopetrol SA
4.62%, 11/02/31	USD	125		112,135
5.88%, 05/28/45	USD	50		37,243
6.88%, 04/29/30	USD	100		101,515
7.38%, 09/18/43	USD	100		91,751
7.75%, 02/01/32	USD	75		77,281
8.38%, 01/19/36	USD	100		102,979
8.62%, 01/19/29	USD	50		53,625
8.88%, 01/13/33	USD	75		80,148
Empresas Publicas de Medellin ESP 144A 4.25%, 07/18/29	USD	75		70,648
Grupo Aval Ltd. 144A 4.38%, 02/04/30	USD	50		46,895
Grupo Nutresa SA 144A
8.00%, 05/12/30	USD	50		54,076
9.00%, 05/12/35	USD	150		169,606
Termocandelaria Power SA 144A 7.75%, 09/17/31	USD	50		51,765
				1,049,667
Costa Rica: 0.1%
Instituto Costarricense de Electricidad 144A 6.38%, 05/15/43	USD	50		49,713
Czech Republic: 0.5%
Czechoslovak Group AS Reg S 5.25%, 01/10/31	EUR	100		121,846
Energo - Pro as Reg S 8.00%, 05/27/30	EUR	100		124,018
				245,864
Denmark: 0.6%
Genmab Finance LLC 144A 6.25%, 12/15/32	USD	150		153,831
Orsted AS Reg S 1.75% (EUR Swap Annual 5 Year+1.95%), 12/09/19 (a)	EUR	100		112,741
				266,572
Dominican Republic: 0.1%
Aeropuertos Dominicanos Siglo XXI SA 144A 7.00%, 06/30/34	USD	25		26,374

See Notes to Financial Statements

19

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s		)	Value
Finland: 0.4%
Finnair Oyj Reg S 4.75%, 05/24/29	EUR	100		$120,560
SBB Treasury Oyj Reg S 1.12%, 11/26/29	EUR	100		85,723
				206,283
France: 11.2%
Accor SA Reg S 7.25% (EUR Swap Annual 5 Year+4.11%), 01/11/29 (o)(a)	EUR	100		128,957
Air France-KLM Reg S 8.12%, 05/31/28	EUR	100		130,491
Alstom SA Reg S 5.87% (EUR Swap Annual 5 Year+2.93%), 05/29/29 (o)(a)	EUR	100		124,610
Altice France SA 144A 6.50%, 04/15/32	USD	77		73,875
Atos SE Reg S 9.36%, 12/18/29 (s)	EUR	75		101,099
Banijay Entertainment SAS 144A 8.12%, 05/01/29	USD	50		52,120
CAB Selas Reg S 3.38%, 02/01/28	EUR	100		114,467
Cerba Healthcare SACA Reg S 3.50%, 05/31/28	EUR	100		85,635
CMA CGM SA Reg S 5.50%, 07/15/29	EUR	100		121,894
Constellium SE 144A 3.75%, 04/15/29	USD	100		96,643
Electricite de France SA 144A 9.12% (US Treasury Yield Curve Rate T 5 Year+5.41%), 03/15/33 (o)(a)	USD	50		58,344
Electricite de France SA Reg S 3.38% (EUR Swap Annual 5 Year+3.97%), 06/15/30 (o)(a)	EUR	200		224,726
5.88% (BPISDS15+3.32%), 01/22/29 (o)(a)	GBP	100		135,192
7.38% (UK Govt Bonds 5 Year Note Generic Bid Yield+3.77%), 06/17/35 (o)(a)	GBP	100		138,304
Emeria SASU Reg S 7.75%, 03/31/28	EUR	100		108,218
Eramet SA Reg S 6.50%, 11/30/29	EUR	100		116,824
Eurofins Scientific SE Reg S 6.75% (Euribor 3 Month ACT/360+4.24%), 04/24/28 (o)(a)	EUR	100		124,903
Eutelsat SA Reg S 2.25%, 07/13/27	EUR	100		116,583
Fnac Darty SA Reg S
	Par (000’s		)	Value
France (continued)
6.00%, 04/01/29	EUR	100		$122,006
Forvia SE Reg S
2.38%, 06/15/27	EUR	100		116,882
5.50%, 06/15/31	EUR	100		122,011
5.62%, 06/15/30	EUR	100		122,793
Holding d’Infrastructures des Metiers de l’Environnement SAS Reg S 0.62%, 09/16/28	EUR	100		109,391
Iliad Holding SAS 144A
7.00%, 10/15/28	USD	100		101,330
8.50%, 04/15/31	USD	100		107,690
iliad SA Reg S
5.38%, 06/14/27	EUR	100		121,161
5.62%, 02/15/30	EUR	100		126,469
Loxam SAS Reg S 6.38%, 05/31/29	EUR	90		109,624
New Immo Holding SA Reg S
5.88%, 04/17/28	EUR	100		121,740
6.00%, 03/22/29	EUR	100		122,556
Nexans SA Reg S 4.12%, 05/29/29	EUR	100		120,620
Opal Bidco SAS Reg S 5.50%, 03/31/32	EUR	100		121,489
Paprec Holding SA Reg S 3.50%, 07/01/28	EUR	100		117,619
Picard Groupe SAS Reg S 6.38%, 07/01/29	EUR	100		122,831
RCI Banque SA Reg S 5.50% (EUR Swap Annual 5 Year+2.75%), 10/09/34 (a)	EUR	100		124,000
Renault SA Reg S 2.50%, 04/01/28	EUR	100		116,578
Rexel SA Reg S 2.12%, 06/15/28	EUR	100		115,834
Seche Environnement SACA Reg S 4.50%, 03/25/30	EUR	100		119,909
SNF Group SACA Reg S 2.62%, 02/01/29	EUR	100		115,142
Tereos Finance Groupe I SA Reg S 7.25%, 04/15/28	EUR	100		119,081
Unibail-Rodamco-Westfield SE Reg S 4.88% (EUR Swap Annual 5 Year+2.50%), 07/04/30 (o)(a)	EUR	100		120,492
Valeo SE Reg S
1.00%, 08/03/28	EUR	100		111,840
4.50%, 04/11/30	EUR	100		120,134
Vallourec SACA 144A 7.50%, 04/15/32	USD	50		53,152
Veolia Environnement SA Reg S

See Notes to Financial Statements

20

	Par (000’s		)	Value
France (continued)
2.50% (EUR Swap Annual 5 Year+2.84%), 01/20/29 (o)(a)	EUR	100		$113,124
4.37% (EUR Swap Annual 5 Year+2.05%), 05/20/30 (o)(a)	EUR	100		119,528
Worldline SA Reg S 5.25%, 11/27/29	EUR	100		104,241
				5,392,152
Georgia: 0.0%
Georgian Railway JSC 144A 4.00%, 06/17/28	USD	25		23,690
Germany: 5.4%
Alstria Office AG Reg S 5.50%, 03/20/31	EUR	100		120,452
Bayer AG Reg S 3.12% (EUR Swap Annual 5 Year+3.11%), 11/12/79 (a)	EUR	100		115,979
7.00% (EUR Swap Annual 5 Year+3.90%), 09/25/83 (a)	EUR	100		129,315
Cerdia Finanz GmbH 144A 9.38%, 10/03/31	USD	100		103,875
Cheplapharm Arzneimittel GmbH Reg S 4.38%, 01/15/28	EUR	100		117,007
Dresdner Funding Trust I 144A 8.15%, 06/30/31	USD	125		137,606
Fressnapf Holding SE Reg S 5.25%, 10/31/31	EUR	100		117,589
Gruenenthal GmbH Reg S 4.12%, 05/15/28	EUR	100		118,230
IHO Verwaltungs GmbH 144A 7.75%, 11/15/30	USD	100		105,156
IHO Verwaltungs GmbH Reg S 8.75%, 05/15/28	EUR	100		122,967
Mahle GmbH Reg S 2.38%, 05/14/28	EUR	100		114,512
METRO AG Reg S 4.00%, 03/05/30	EUR	100		122,581
Nidda Healthcare Holding GmbH Reg S 5.62%, 02/21/30	EUR	100		120,857
Progroup AG Reg S 5.38%, 04/15/31	EUR	100		120,425
Schaeffler AG Reg S
3.38%, 10/12/28	EUR	100		118,139
4.50%, 03/28/30	EUR	100		120,533
Techem Verwaltungsgesellschaft 675 mbH Reg S 5.38%, 07/15/29	EUR	100		121,490
TUI Cruises GmbH Reg S 5.00%, 05/15/30	EUR	100		120,978
	Par (000’s		)	Value
Germany (continued)
WEPA Hygieneprodukte GmbH Reg S 5.62%, 01/15/31	EUR	200		$246,198
ZF Europe Finance BV Reg S 3.00%, 10/23/29	EUR	200		220,750
				2,614,639
Greece: 1.5%
Alpha Bank SA Reg S 6.00% (EUR Swap Annual 5 Year+3.27%), 09/13/34 (a)	EUR	100		126,668
Eurobank SA Reg S 4.25% (EUR Swap Annual 5 Year+2.00%), 04/30/35 (a)	EUR	100		117,662
Metlen Energy & Metals SA Reg S 4.00%, 10/17/29	EUR	100		119,448
National Bank of Greece SA Reg S 8.00% (EUR Swap Annual 5 Year+4.65%), 01/03/34 (a)	EUR	100		130,838
Piraeus Bank SA Reg S 5.38% (EUR Swap Annual 5 Year+3.15%), 09/18/35 (a)	EUR	100		122,934
Public Power Corp. SA Reg S 4.62%, 10/31/31	EUR	100		120,573
				738,123
Guatemala: 0.2%
Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL 144A 5.25%, 04/27/29	USD	100		99,186
Hungary: 0.2%
MBH Bank Nyrt Reg S 5.25% (Euribor 3 Month ACT/360+3.00%), 01/29/30 (a)	EUR	100		119,554
India: 1.3%
Continuum Green Energy India Pvt / Co.-Issuers 144A 7.50%, 06/26/33	USD	94		97,279
Delhi International Airport Ltd. 144A 6.45%, 06/04/29	USD	100		104,170
IIFL Finance Ltd. 144A 8.75%, 07/24/28	USD	100		102,729
JSW Steel Ltd. 144A 5.05%, 04/05/32	USD	100		97,790
Muthoot Finance Ltd. 144A 6.38%, 04/23/29	USD	100		101,590
ReNew Pvt Ltd. 144A 5.88%, 03/05/27	USD	50		49,711
Shriram Finance Ltd. 144A

See Notes to Financial Statements

21

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s		)	Value
India (continued)
6.62%, 04/22/27	USD	50		$51,063
				604,332
Indonesia: 0.3%
Bakrie Telecom Pte Ltd. Reg S 11.50%, 05/07/15 (d) *¥	USD	150		577
Indika Energy Tbk PT 144A 8.75%, 05/07/29	USD	25		24,780
Nickel Industries Ltd. 144A 9.00%, 09/30/30	USD	100		103,807
				129,164
Ireland: 0.6%
ASG Finance DAC 144A 9.75%, 05/15/29	USD	100		89,296
Virgin Media Vendor Financing Notes III DAC Reg S 4.88%, 07/15/28	GBP	150		197,208
				286,504
Israel: 0.5%
Energean Israel Finance Ltd. 144A Reg S 8.50%, 09/30/33	USD	50		53,486
Leviathan Bond Ltd. 144A Reg S
6.50%, 06/30/27	USD	25		25,197
6.75%, 06/30/30	USD	40		40,769
Teva Pharmaceutical Finance Co. LLC 6.15%, 02/01/36	USD	25		26,280
Teva Pharmaceutical Finance Netherlands III BV
4.10%, 10/01/46	USD	50		37,877
6.75%, 03/01/28	USD	50		51,929
				235,538
Italy: 4.6%
A2A SpA Reg S 5.00% (EUR Swap Annual 5 Year+2.26%), 06/11/29 (o)(a)	EUR	100		121,470
Almaviva-The Italian Innovation Co. SpA Reg S 5.00%, 10/30/30	EUR	100		118,666
Banca IFIS SpA Reg S 5.50%, 02/27/29	EUR	100		124,448
Banco BPM SpA Reg S 4.50% (EUR Swap Annual 5 Year+2.25%), 11/26/36 (a)	EUR	200		241,987
BPER Banca SPA Reg S 5.75% (Euribor 3 Month ACT/360+2.60%), 09/11/29 (a)	EUR	150		188,307
IMA Industria Macchine Automatiche SpA Reg S 3.75%, 01/15/28	EUR	100		117,739
Infrastrutture Wireless Italiane SpA Reg S 3.75%, 04/01/30	EUR	100		118,834
	Par (000’s		)	Value
Italy (continued)
Lottomatica Group SpA Reg S 5.38%, 06/01/30	EUR	100		$121,737
Mundys SpA Reg S 1.88%, 02/12/28	EUR	200		229,842
Poste Italiane SpA Reg S 2.62% (EUR Swap Annual 5 Year+2.68%), 03/24/29 (o)(a)	EUR	100		112,864
Prysmian SpA Reg S 5.25% (EUR Swap Annual 5 Year+3.01%), 05/21/30 (o)(a)	EUR	100		122,417
TeamSystem SpA Reg S 5.00%, 07/01/31	EUR	100		118,746
Telecom Italia Capital SA
6.38%, 11/15/33	USD	25		26,322
7.72%, 06/04/38	USD	200		221,876
Telecom Italia SpA Reg S 1.62%, 01/18/29	EUR	100		113,130
Webuild SpA Reg S 7.00%, 09/27/28	EUR	100		127,638
				2,226,023
Jamaica: 0.2%
Digicel International Finance Ltd. / Difi US LLC 144A 8.62%, 08/01/32	USD	100		103,827
Japan: 3.7%
Kioxia Holdings Corp. 144A 6.62%, 07/24/33	USD	100		104,078
Nissan Motor Co. Ltd. 144A
4.34%, 09/17/27	USD	150		148,076
4.81%, 09/17/30	USD	175		165,095
7.50%, 07/17/30	USD	50		52,512
8.12%, 07/17/35	USD	75		79,764
Nissan Motor Co. Ltd. Reg S 3.20%, 09/17/28	EUR	100		115,693
Rakuten Group, Inc. 144A
6.25% (US Treasury Yield Curve Rate T 5 Year+4.96%), 04/22/26 (o)(a)	USD	25		23,888
8.12% (US Treasury Yield Curve Rate T 5 Year+4.25%), 12/15/29 (o)(a)	USD	50		51,544
9.75%, 04/15/29	USD	100		111,936
11.25%, 02/15/27	USD	75		80,257
SoftBank Group Corp. Reg S 3.38%, 07/06/29	EUR	100		113,648
4.00%, 09/19/29	EUR	100		116,658
5.00%, 04/15/28	EUR	100		119,634
5.12%, 09/19/27	USD	200		198,664
5.38%, 01/08/29	EUR	100		120,602

See Notes to Financial Statements

22

	Par (000’s		)	Value
Japan (continued)
6.88% (USD SOFR Spread-Adjusted ICE Swap Rate 5 Year+4.85%), 07/19/27 (o)(a)	USD	200		$195,669
				1,797,718
Jersey, Channel Islands: 0.2%
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC 144A 9.50%, 05/15/30	USD	100		99,954
Luxembourg: 7.2%
Adecoagro SA 144A 7.50%, 07/29/32	USD	30		28,409
Aegea Finance Sarl 144A
7.62%, 01/20/36	USD	100		95,560
9.00%, 01/20/31	USD	50		52,956
Albion Financing 1 Sarl / Aggreko Holdings, Inc. 144A 7.00%, 05/21/30	USD	100		104,776
Altice Financing SA 144A
5.00%, 01/15/28	USD	150		105,159
5.75%, 08/15/29	USD	50		34,723
Ambipar Lux Sarl 144A 9.88%, 02/06/31 (d) *	USD	50		11,250
Aroundtown Finance Sarl 7.88% (US Treasury Yield Curve Rate T 5 Year+3.16%), 08/07/29 (o)(a)	USD	150		151,170
Cidron Aida Finco Sarl Reg S 7.00%, 10/27/31	EUR	100		121,754
Connect Finco Sarl / Connect US Finco LLC 144A 9.00%, 09/15/29	USD	75		79,649
Consolidated Energy Finance SA 144A 12.00%, 02/15/31 †	USD	50		35,412
CPI Property Group SA Reg S
1.50%, 01/27/31	EUR	100		96,185
1.75%, 01/14/30	EUR	100		100,176
4.00%, 01/22/28 (s)	GBP	100		128,603
CSN Resources SA 144A
4.62%, 06/10/31 †	USD	50		38,538
8.88%, 12/05/30	USD	100		92,979
Currenta Group Holdings Sarl Reg S 5.50%, 05/15/30	EUR	100		118,899
Energean Israel Finance Ltd. 144A Reg S
5.38%, 03/30/28	USD	25		24,695
5.88%, 03/30/31	USD	35		33,940
Essendi SA Reg S 6.38%, 10/15/29	EUR	100		123,530
Froneri Lux FinCo Sarl 144A 6.00%, 08/01/32	USD	100		101,452
FS Luxembourg Sarl 144A
	Par (000’s		)	Value
Luxembourg (continued)
8.88%, 02/12/31	USD	100		$104,700
ION Platform Finance US, Inc. 144A 7.88%, 09/30/32	USD	100		95,011
LHMC Finco 2 Sarl Reg S 9.38%, 05/15/30	EUR	105		128,174
Loarre Investments Sarl Reg S 6.50%, 05/15/29	EUR	100		120,976
Luna 1.5 Sarl Reg S 10.50%, 07/01/32	EUR	100		122,390
Matterhorn Telecom SA Reg S 4.50%, 01/30/30	EUR	100		120,625
Maxam Prill Sarl 144A 7.75%, 07/15/30	USD	100		103,897
MC Brazil Downstream Trading Sarl 144A 7.25%, 06/30/31	USD	45		39,766
Minerva Luxembourg SA 144A 4.38%, 03/18/31	USD	75		69,809
PRIO Luxembourg Holding Sarl 144A 6.75%, 10/15/30	USD	50		48,700
Puma International Financing SA 144A 7.75%, 04/25/29	USD	25		25,805
Rede D’or Finance Sarl 144A 6.45%, 09/09/35	USD	100		102,912
Rossini Sarl Reg S 6.75%, 12/31/29	EUR	100		123,718
Saavi Energia Sarl 144A 8.88%, 02/10/35	USD	125		135,725
SES SA Reg S 5.50% (EUR Swap Annual 5 Year+3.23%), 09/12/54 (a)	EUR	100		113,665
Stena International SA 144A 7.25%, 01/15/31	USD	100		102,334
Telenet Finance Luxembourg Notes Sarl Reg S 3.50%, 03/01/28	EUR	100		117,712
TK Elevator US Newco, Inc. 144A 5.25%, 07/15/27	USD	100		100,085
				3,455,819
Malta: 0.2%
VistaJet Malta Finance PLC / Vista Management Holding, Inc. 144A
6.38%, 02/01/30	USD	50		47,620
7.88%, 05/01/27	USD	50		50,406
				98,026
Mauritius: 0.5%
Greenko Power II Ltd. 144A 4.30%, 12/13/28	USD	76		72,081
UPL Corp. Ltd. Reg S

See Notes to Financial Statements

23

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s		)	Value
Mauritius (continued)
4.62%, 06/16/30	USD	200		$188,574
				260,655
Mexico: 3.6%
Alsea SAB de CV 144A 7.75%, 12/14/26	USD	50		50,062
Borr IHC Ltd. / Borr Finance LLC 144A 10.00%, 11/15/28	USD	43		42,954
Cemex SAB de CV 144A 7.20% (US Treasury Yield Curve Rate T 5 Year+3.52%), 06/10/30 (o)(a)	USD	50		52,207
Grupo Aeromexico SAB de CV 144A 8.62%, 11/15/31 †	USD	50		51,172
Nemak SAB de CV 144A 3.62%, 06/28/31	USD	50		43,393
Orbia Advance Corp. SAB de CV 144A 6.80%, 05/13/30	USD	100		98,883
Petroleos Mexicanos
5.35%, 02/12/28	USD	30		30,134
5.95%, 01/28/31	USD	150		145,270
6.35%, 02/12/48	USD	50		39,281
6.38%, 01/23/45	USD	50		40,431
6.49%, 01/23/27	USD	25		25,385
6.50%, 03/13/27	USD	75		76,154
6.50%, 01/23/29	USD	25		25,416
6.50%, 06/02/41	USD	50		43,333
6.62%, 06/15/35	USD	50		47,478
6.70%, 02/16/32	USD	275		274,438
6.75%, 09/21/47	USD	125		102,859
6.84%, 01/23/30	USD	50		50,806
6.95%, 01/28/60	USD	50		40,738
7.69%, 01/23/50	USD	275		246,641
8.75%, 06/02/29	USD	50		53,636
10.00%, 02/07/33 †	USD	50		57,971
Petroleos Mexicanos Reg S 4.75%, 02/26/29	EUR	100		118,182
				1,756,824
Mongolia: 0.1%
Golomt Bank 144A 11.00%, 05/20/27	USD	25		25,904
Morocco: 0.2%
OCP SA 144A 6.88%, 04/25/44	USD	100		104,627
Netherlands: 7.6%
Abertis Infraestructuras Finance BV Reg S 4.87% (EUR Swap Annual 5 Year+2.62%), 11/28/29 (o)(a)	EUR	100		121,038
Boels Topholding BV Reg S 5.75%, 05/15/30	EUR	100		121,696
Braskem Netherlands Finance BV 144A 8.50%, 01/12/31	USD	125		49,025
	Par (000’s		)	Value
Netherlands (continued)
Citycon Treasury BV Reg S 5.38%, 07/08/31	EUR	100		$111,712
Dufry One BV Reg S 2.00%, 02/15/27	EUR	100		116,682
Flora Food Management BV Reg S 6.88%, 07/02/29	EUR	100		116,887
IPD 3 BV Reg S 5.50%, 06/15/31	EUR	100		119,027
Koninklijke KPN NV Reg S 6.00% (EUR Swap Annual 5 Year+3.77%), 09/21/27 (o)(a)	EUR	100		123,419
Odido Holding BV Reg S 3.75%, 01/15/29	EUR	100		117,689
Petrobras Global Finance BV
5.12%, 09/10/30	USD	100		98,118
5.50%, 06/10/51	USD	25		20,608
6.00%, 01/13/35	USD	50		49,391
6.25%, 01/10/36	USD	100		98,243
6.50%, 07/03/33	USD	25		25,793
Saipem Finance International BV Reg S 4.88%, 05/30/30	EUR	100		124,251
Sunrise FinCo I BV 144A 4.88%, 07/15/31	USD	100		95,330
Sunrise FinCo I BV Reg S 4.62%, 05/15/32	EUR	100		118,858
Telefonica Europe BV Reg S
2.38% (EUR Swap Annual 8 Year+2.62%), 02/12/29 (o)(a)	EUR	100		111,870
5.75% (EUAMDB08+3.12%), 01/15/32 (o)(a)	EUR	100		124,555
7.12% (EUR Swap Annual 6 Year+4.32%), 08/23/28 (o)(a)	EUR	100		127,331
TenneT Holding BV Reg S 4.88% (EUR Swap Annual 5 Year+2.21%), 12/21/31 (o)(a)	EUR	100		122,249
Teva Pharmaceutical Finance Netherlands II BV
3.75%, 05/09/27	EUR	100		118,704
4.38%, 05/09/30	EUR	200		241,960
7.38%, 09/15/29	EUR	100		132,532
Teva Pharmaceutical Finance Netherlands III BV
4.75%, 05/09/27	USD	25		25,095
5.12%, 05/09/29 †	USD	50		50,606
6.00%, 12/01/32	USD	25		26,257
Teva Pharmaceutical Finance Netherlands IV BV 5.75%, 12/01/30	USD	50		51,907
United Group BV Reg S 3.62%, 02/15/28	EUR	100		117,533
VZ Vendor Financing II BV Reg S

See Notes to Financial Statements

24

	Par (000’s		)	Value
Netherlands (continued)
2.88%, 01/15/29	EUR	200		$222,488
Wintershall Dea Finance 2 BV Reg S 3.00% (EUR Swap Annual 5 Year+3.32%), 07/20/28 (o)(a)	EUR	100		112,970
Yinson Bergenia Production BV 144A 8.50%, 01/31/45	USD	100		104,962
Yinson Boronia Production BV 144A 8.95%, 07/31/42	USD	49		53,553
ZF Europe Finance BV Reg S 4.75%, 01/31/29	EUR	100		117,204
Ziggo Bond Co. BV Reg S 3.38%, 02/28/30	EUR	100		104,851
Ziggo BV 144A 4.88%, 01/15/30	USD	100		94,617
				3,689,011
Norway: 0.5%
TGS ASA 144A 8.50%, 01/15/30	USD	100		104,789
Var Energi ASA Reg S 7.86% (EUR Swap Annual 5 Year+4.76%), 11/15/83 (a)	EUR	100		129,214
				234,003
Oman: 0.6%
Mazoon Assets Co. SAOC 144A 5.25%, 10/09/31	USD	50		50,962
OQ SAOC 144A 5.12%, 05/06/28	USD	100		100,881
Oryx Funding Ltd. 144A 5.80%, 02/03/31	USD	50		51,727
Oztel Holdings SPC Ltd. 144A 6.62%, 04/24/28	USD	100		104,406
				307,976
Panama: 0.6%
AES Panama Generation Holdings SRL 144A 4.38%, 05/31/30	USD	163		153,840
Banistmo SA 144A 4.25%, 07/31/27	USD	50		49,435
Sable International Finance Ltd. 144A 7.12%, 10/15/32	USD	75		76,073
				279,348
Peru: 0.7%
Banco Internacional del Peru SAA Interbank 144A 6.40% (US Treasury Yield Curve Rate T 5 Year+2.07%), 04/30/35 (a)	USD	50		52,562
Cia de Minas Buenaventura SAA 144A 6.80%, 02/04/32	USD	25		26,066
Hudbay Minerals, Inc. 144A
	Par (000’s		)	Value
Peru (continued)
6.12%, 04/01/29	USD	25		$25,430
Minsur SA 144A 4.50%, 10/28/31	USD	50		47,922
Peru LNG Srl 144A 5.38%, 03/22/30	USD	19		18,175
Petroleos del Peru SA 144A 4.75%, 06/19/32	USD	75		55,363
San Miguel Industrias PET SA / NG PET R&P Latin America SA 144A 3.75%, 08/02/28	USD	100		96,253
				321,771
Poland: 0.7%
Canpack SA / Canpack US LLC 144A 3.88%, 11/15/29	USD	100		95,768
InPost SA Reg S 4.00%, 04/01/31	EUR	200		235,317
				331,085
Portugal: 0.5%
EDP SA Reg S
4.62% (EUR Swap Annual 5 Year+2.40%), 09/16/54 (a)	EUR	100		120,806
4.75% (EUR Swap Annual 5 Year+2.05%), 05/29/54 (a)	EUR	100		121,387
				242,193
Romania: 0.3%
Banca Transilvania SA Reg S 5.12% (EURIBOR ICE Swap Rate 1 Year+2.95%), 09/30/30 (a)	EUR	100		120,671
Saudi Arabia: 0.4%
Dar Al-Arkan Sukuk Co. Ltd. Reg S 7.25%, 07/02/30	USD	200		203,477
Serbia: 0.2%
Telecommunications co Telekom Srbija AD Belgrade 144A 7.00%, 10/28/29	USD	100		100,175
Singapore: 0.2%
Medco Maple Tree Pte Ltd. 144A 8.96%, 04/27/29	USD	50		52,263
Star Energy Geothermal Wayang Windu Ltd. 144A 6.75%, 04/24/33	USD	64		65,825
				118,088
South Africa: 0.3%
Sasol Financing USA LLC 6.50%, 09/27/28	USD	50		49,298
Transnet/South Africa 144A 8.25%, 02/06/28	USD	100		105,732
				155,030

See Notes to Financial Statements

25

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s		)	Value
Spain: 0.5%
Abengoa Abenewco 2 SA Reg S
1.50%, 10/26/24 (d) *∞	USD	63		$633
1.50%, 10/26/24 (d) *∞	USD	63		104
Abengoa SA 0.00%, 03/31/27 (s) ^∞	EUR	100		588
AI Candelaria Spain SA 144A 5.75%, 06/15/33	USD	50		44,407
Colombia Telecomunicaciones SA ESP 144A 4.95%, 07/17/30	USD	50		45,498
Grifols SA Reg S 3.88%, 10/15/28	EUR	100		116,603
Lorca Telecom Bondco SA Reg S 4.00%, 09/18/27	EUR	30		35,007
				242,840
Sweden: 1.4%
Castellum AB Reg S 3.12% (EUR Swap Annual 5 Year+3.45%), 12/02/26 (o)(a)	EUR	100		115,644
Heimstaden Bostad AB Reg S 2.62% (EUR Swap Annual 5 Year+3.15%), 02/01/27 (o)(a)	EUR	100		114,271
Intrum Investments And Financing AB 144A Reg S 8.50%, 09/11/30	EUR	100		98,960
Verisure Holding AB Reg S 5.50%, 05/15/30	EUR	100		122,142
Verisure Midholding AB Reg S 5.25%, 02/15/29	EUR	100		118,055
Volvo Car AB Reg S 4.25%, 05/31/28	EUR	100		120,771
				689,843
Tanzania: 0.1%
AngloGold Ashanti Holdings PLC 6.50%, 04/15/40	USD	40		42,601
Thailand: 0.3%
Bangkok Bank PCL 144A 3.73% (US Treasury Yield Curve Rate T 5 Year+1.90%), 09/25/34 (a)	USD	50		47,473
Muangthai Capital PCL 144A 7.55%, 07/21/30	USD	100		102,825
				150,298
Trinidad and Tobago: 0.1%
Heritage Petroleum Co. Ltd. 144A 9.00%, 08/12/29	USD	25		25,753
Turkey: 2.7%
Akbank TAS 144A 7.50%, 01/20/30	USD	100		105,971
	Par (000’s		)	Value
Turkey (continued)
Eregli Demir ve Celik Fabrikalari TAS 144A 8.38%, 07/23/29	USD	50		$52,732
Mersin Uluslararasi Liman Isletmeciligi AS 144A 8.25%, 11/15/28	USD	50		52,114
TC Ziraat Bankasi AS 144A 7.25%, 02/04/30	USD	100		104,244
Turk Telekomunikasyon AS 144A 7.38%, 05/20/29	USD	100		104,450
Turkcell Iletisim Hizmetleri AS 144A 7.45%, 01/24/30	USD	100		105,371
Turkiye Garanti Bankasi AS 144A 8.12% (US Treasury Yield Curve Rate T 5 Year+3.84%), 01/03/35 (a)	USD	100		104,200
Turkiye Ihracat Kredi Bankasi AS 144A 9.00%, 01/28/27	USD	200		210,581
Turkiye Is Bankasi AS 144A 7.75%, 06/12/29	USD	100		106,135
Turkiye Vakiflar Bankasi TAO 144A
7.25%, 07/31/30	USD	100		103,689
8.99% (US Treasury Yield Curve Rate T 5 Year+4.67%), 10/05/34 (a)	USD	100		107,298
Yapi ve Kredi Bankasi AS 144A 9.25%, 10/16/28	USD	100		109,865
Zorlu Enerji Elektrik Uretim AS 144A 11.00%, 04/23/30	USD	50		43,330
				1,309,980
United Arab Emirates: 0.8%
Alpha Star Holding VIII Ltd. Reg S 8.38%, 04/12/27	USD	200		206,537
Binghatti Sukuk 2 Spv Ltd. Reg S 7.75%, 07/02/29	USD	200		195,706
				402,243
United Kingdom: 10.1%
Allwyn Entertainment Financing UK PLC Reg S 7.25%, 04/30/30	EUR	90		111,290
Amber Finco PLC Reg S 6.62%, 07/15/29	EUR	100		123,769
Ardonagh Finco Ltd. 144A 7.75%, 02/15/31	USD	100		104,907
Ardonagh Finco Ltd. Reg S 6.88%, 02/15/31	EUR	100		121,534
Aston Martin Capital Holdings Ltd. 144A

See Notes to Financial Statements

26

	Par (000’s		)	Value
United Kingdom (continued)
10.00%, 03/31/29	USD	50		$46,575
Atlantica Sustainable Infrastructure Ltd. 144A 4.12%, 06/15/28	USD	100		97,434
Avianca Midco 2 PLC 144A 9.00%, 12/01/28	USD	75		75,687
Azule Energy Finance PLC 144A 8.12%, 01/23/30	USD	100		100,230
B&M European Value Retail SA Reg S 8.12%, 11/15/30	GBP	100		140,801
BCP V Modular Services Finance II PLC Reg S 4.75%, 11/30/28	EUR	100		111,307
Bellis Acquisition Co. PLC Reg S 8.12%, 05/14/30	GBP	100		125,452
Belron UK Finance PLC 144A 5.75%, 10/15/29	USD	150		153,256
Biocon Biologics Global PLC 144A 6.67%, 10/09/29	USD	100		100,885
British Telecommunications PLC Reg S 5.12% (EUR Swap Annual 5 Year+2.54%), 10/03/54 (a)	EUR	200		244,544
Edge Finco PLC Reg S 8.12%, 08/15/31	GBP	100		143,443
EG Global Finance PLC 144A 12.00%, 11/30/28	USD	100		108,800
Global Auto Holdings Ltd./ AAG FH UK Ltd 144A 8.75%, 01/15/32	USD	50		48,049
Heathrow Finance PLC Reg S 4.12%, 09/01/29 (s)	GBP	100		126,487
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC 144A 7.25%, 02/15/31	USD	50		51,522
HTA Group Ltd. 144A 7.50%, 06/04/29	USD	100		103,606
IHS Holding Ltd. 144A 8.25%, 11/29/31 †	USD	50		52,359
INEOS Finance PLC Reg S
6.38%, 04/15/29	EUR	100		103,724
6.62%, 05/15/28	EUR	100		109,153
INEOS Quattro Finance 2 Plc 144A 9.62%, 03/15/29 †	USD	100		69,388
Ithaca Energy North Sea PLC 144A 8.12%, 10/15/29	USD	100		103,554
Jaguar Land Rover Automotive PLC Reg S 4.50%, 07/15/28	EUR	100		118,481
Jerrold Finco PLC Reg S
	Par (000’s		)	Value
United Kingdom (continued)
7.88%, 04/15/30	GBP	100		$138,510
Market Bidco Finco PLC Reg S 6.75%, 01/31/31	EUR	100		116,439
Mobico Group PLC Reg S 4.88%, 09/26/31	EUR	100		93,406
Motion Bondco DAC 144A 6.62%, 11/15/27 †	USD	100		97,165
NGG Finance PLC Reg S 2.12% (EUR Swap Annual 5 Year+2.53%), 09/05/82 (a)	EUR	100		115,705
Panama Infrastructure Receivable Purchaser PLC 144A 0.00%, 04/05/32 ^	USD	100		77,220
Sisecam UK PLC 144A 8.62%, 05/02/32	USD	50		52,051
Standard Chartered PLC 144A 7.01%, 07/30/37 (o)	USD	50		52,382
Vedanta Resources Finance II PLC 144A
9.47%, 07/24/30	USD	100		102,371
10.88%, 09/17/29	USD	50		52,797
Virgin Media Secured Finance PLC 144A 5.50%, 05/15/29	USD	50		49,290
Virgin Media Secured Finance PLC Reg S 4.25%, 01/15/30	GBP	100		123,934
Vmed O2 UK Financing I PLC 144A 4.75%, 07/15/31	USD	100		92,400
Vmed O2 UK Financing I PLC Reg S
3.25%, 01/31/31	EUR	100		112,479
4.50%, 07/15/31	GBP	100		119,837
5.62%, 04/15/32	EUR	100		118,469
Vodafone Group PLC
4.12% (US Treasury Yield Curve Rate T 5 Year+2.77%), 06/04/81 (a)	USD	100		93,626
5.12% (US Treasury Yield Curve Rate T 5 Year+3.07%), 06/04/81 (a)	USD	100		78,539
7.00% (USD Swap Semi 30/360 5 Year+4.87%), 04/04/79 (a)	USD	75		79,504
Vodafone Group PLC Reg S 8.00% (UK Govt Bonds 5 Year Note Generic Bid Yield+3.84%), 08/30/86 (a)	GBP	100		147,084
WE Soda Investments Holding PLC 144A 9.50%, 10/06/28	USD	50		50,587

See Notes to Financial Statements

27

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s		)	Value
United Kingdom (continued)
Zegona Finance PLC Reg S 6.75%, 07/15/29	EUR	90		$111,474
				4,871,506
United States: 5.0%
Amer Sports Co. 144A 6.75%, 02/16/31	USD	75		78,695
Ardagh Packaging Finance PLC Escrow Shares 0.00%, ^∞	USD	30		5,442
Boots Group Finco LP Reg S
5.38%, 08/31/32	EUR	100		121,562
7.38%, 08/31/32	GBP	100		139,452
California Buyer Ltd. / Atlantica Sustainable Infrastructure PLC 144A 6.38%, 02/15/32	USD	50		50,191
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 144A 5.38%, 12/30/30	USD	100		93,104
EUSHI Finance, Inc. 7.62% (US Treasury Yield Curve Rate T 5 Year+3.14%), 12/15/54 (a)	USD	50		52,598
Fibercop SpA 144A
6.38%, 11/15/33	USD	50		49,672
7.20%, 07/18/36	USD	50		49,887
7.72%, 06/04/38	USD	200		201,240
Fibercop SpA Reg S 7.88%, 07/31/28	EUR	100		128,650
Garrett Motion Holdings, Inc. / Garrett LX I Sarl 144A 7.75%, 05/31/32	USD	50		53,178
ION Platform Finance US, Inc. / ION Platform Finance SARL 144A
8.75%, 05/01/29	USD	100		101,411
9.50%, 05/30/29	USD	100		101,369
Kosmos Energy Ltd. 144A 8.75%, 10/01/31 †	USD	50		28,476
Kronos Acquisition Holdings, Inc. 144A 8.25%, 06/30/31	USD	25		16,531
LCPR Senior Secured Financing DAC 144A 6.75%, 10/15/27	USD	75		52,500
Mong Duong Finance Holdings BV 144A 5.12%, 05/07/29	USD	58		57,351
New Flyer Holdings, Inc. 144A 9.25%, 07/01/30	USD	25		26,997
Open Text Holdings, Inc. 144A
4.12%, 02/15/30	USD	50		47,824
4.12%, 12/01/31	USD	25		23,355
Playtika Holding Corp. 144A 4.25%, 03/15/29	USD	25		22,441
	Par (000’s		)	Value
United States (continued)
Q-Park Holding I BV Reg S 2.00%, 03/01/27	EUR	100		$116,964
RB Global Holdings, Inc. 144A
6.75%, 03/15/28	USD	100		102,390
7.75%, 03/15/31	USD	40		41,869
Sasol Financing USA LLC 5.50%, 03/18/31	USD	50		42,489
Sasol Financing USA LLC 144A 8.75%, 05/03/29	USD	100		101,893
SierraCol Energy Andina LLC/SierraCol Energy Arauca/Colombia Energy Development 144A 9.00%, 11/14/30	USD	100		95,150
Wynn Macau Ltd. 144A
5.12%, 12/15/29	USD	75		74,352
5.62%, 08/26/28	USD	100		100,045
ZF North America Capital, Inc. 144A
6.75%, 04/23/30	USD	50		49,443
6.88%, 04/14/28	USD	50		51,215
6.88%, 04/23/32	USD	125		122,335
				2,400,071
Uzbekistan: 0.4%
Navoi Mining & Metallurgical Combinat 144A
6.70%, 10/17/28	USD	100		103,640
6.95%, 10/17/31	USD	25		26,716
Uzbekneftegaz JSC 144A 4.75%, 11/16/28	USD	50		48,159
				178,515
Total Corporate Bonds (Cost: $46,511,072)				47,041,591

	Number of Shares
COMMON STOCK: 0.0% (Cost: $7,953)
Luxembourg: 0.0%
LUXCO3 Shares (EUR) ∞		452		8,162

Total Investments Before Collateral for Securities Loaned: 97.4% (Cost: $46,519,025)				47,049,753

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.2%
Money Market Fund: 1.2% (Cost: $571,687)
State Street Navigator Securities Lending Government Money Market Portfolio 3.80%(b)		571,687		571,687

See Notes to Financial Statements

28

	Number of Shares	Value
Total Investments: 98.6% (Cost: $47,090,712)		$47,621,440
Other assets less liabilities: 1.4%		694,811
NET ASSETS: 100.0%		$48,316,251

Definitions:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

Footnotes:

(a)	Variable rate security — the rate shown is as of 12/31/25
(b)	The rate shown is the 7-day yield as of 12/31/25.
(d)	Security in default
(o)	Perpetual Maturity — the date shown, if applicable, is the next call date
(s)	Coupon adjusts periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at December 31, 2025.
*	Non-income producing
^	Zero Coupon Bond
†	Security fully or partially on loan. Total market value of securities on loan is $547,900.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registering with the Securities and Exchange Commission. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $20,008,862, or 41.4% of net assets.

The summary of inputs used to value the Fund’s investments as of December 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds
Argentina	$—	$767,924	$—	$767,924
Australia	—	516,714	—	516,714
Austria	—	175,008	—	175,008
Bahrain	—	307,410	—	307,410
Belgium	—	120,610	—	120,610
Bermuda	—	154,466	0	154,466
Brazil	—	1,864,991	—	1,864,991
Bulgaria	—	113,397	—	113,397
Burkina Faso	—	24,951	—	24,951
Canada	—	3,624,483	—	3,624,483
Cayman Islands	—	93,475	—	93,475
Chile	—	250,636	—	250,636
China	—	594,316	—	594,316
Colombia	—	1,049,667	—	1,049,667
Costa Rica	—	49,713	—	49,713
Czech Republic	—	245,864	—	245,864
Denmark	—	266,572	—	266,572
Dominican Republic	—	26,374	—	26,374
Finland	—	206,283	—	206,283
France	—	5,392,152	—	5,392,152

See Notes to Financial Statements

29

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Georgia	$—	$23,690	$—	$23,690
Germany	—	2,614,639	—	2,614,639
Greece	—	738,123	—	738,123
Guatemala	—	99,186	—	99,186
Hungary	—	119,554	—	119,554
India	—	604,332	—	604,332
Indonesia	—	128,587	577	129,164
Ireland	—	286,504	—	286,504
Israel	—	235,538	—	235,538
Italy	—	2,226,023	—	2,226,023
Jamaica	—	103,827	—	103,827
Japan	—	1,797,718	—	1,797,718
Jersey, Channel Islands	—	99,954	—	99,954
Luxembourg	—	3,455,819	—	3,455,819
Malta	—	98,026	—	98,026
Mauritius	—	260,655	—	260,655
Mexico	—	1,756,824	—	1,756,824
Mongolia	—	25,904	—	25,904
Morocco	—	104,627	—	104,627
Netherlands	—	3,689,011	—	3,689,011
Norway	—	234,003	—	234,003
Oman	—	307,976	—	307,976
Panama	—	279,348	—	279,348
Peru	—	321,771	—	321,771
Poland	—	331,085	—	331,085
Portugal	—	242,193	—	242,193
Romania	—	120,671	—	120,671
Saudi Arabia	—	203,477	—	203,477
Serbia	—	100,175	—	100,175
Singapore	—	118,088	—	118,088
South Africa	—	155,030	—	155,030
Spain	—	241,515	1,325	242,840
Sweden	—	689,843	—	689,843
Tanzania	—	42,601	—	42,601
Thailand	—	150,298	—	150,298
Trinidad and Tobago	—	25,753	—	25,753
Turkey	—	1,309,980	—	1,309,980
United Arab Emirates	—	402,243	—	402,243
United Kingdom	—	4,871,506	—	4,871,506
United States	—	2,394,629	5,442	2,400,071
Uzbekistan	—	178,515	—	178,515
Common Stock *	—	—	8,162	8,162
Money Market Fund	571,687	—	—	571,687
Total Investments	$571,687	$47,034,247	$15,506	$47,621,440

*	See Schedule of Investments for geographic regions.

See Notes to Financial Statements

30

VANECK J.P. MORGAN EM LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

December 31, 2025

	Par (000’s		)	Value
CORPORATE BONDS: 0.1%
Qatar: 0.1%
QNB Finance Ltd. Reg S 3.50%, 03/09/26	CNY	14,100		$2,023,649
South Africa: 0.0%
Eskom Holdings 7.50%, 09/15/33	ZAR	11,000		620,875
Transnet Reg S 13.50%, 04/18/28	ZAR	500		32,972
				653,847
Total Corporate Bonds (Cost: $2,717,661)				2,677,496

GOVERNMENT OBLIGATIONS: 98.0%
Brazil: 5.7%
Brazil Letras do Tesouro Nacional
0.00%, 07/01/26 ^	BRL	150,960		25,803,968
0.00%, 07/01/27 ^	BRL	136,250		20,656,438
0.00%, 01/01/28 ^	BRL	72,885		10,405,284
0.00%, 07/01/28 ^	BRL	51,450		6,903,824
0.00%, 01/01/29 ^	BRL	238,910		30,065,083
0.00%, 07/01/29 ^	BRL	107,630		12,694,411
0.00%, 01/01/30 ^	BRL	86,060		9,508,217
0.00%, 01/01/32 ^	BRL	101,280		8,562,660
Brazil Notas do Tesouro Nacional, Series F
10.00%, 01/01/27	BRL	166,290		29,400,381
10.00%, 01/01/29	BRL	150,005		25,343,902
10.00%, 01/01/31	BRL	196,050		31,440,615
10.00%, 01/01/33	BRL	63,870		9,823,178
10.00%, 01/01/35	BRL	129,510		19,378,838
				239,986,799
Chile: 3.3%
Bonos de la Tesoreria de la Republica en pesos
0.00%, 05/06/27 ^	CLP	17,375,000		18,231,248
0.00%, 04/01/29 ^	CLP	13,075,000		12,471,338
5.00%, 03/01/35	CLP	14,350,000		15,575,924
6.00%, 01/01/43	CLP	10,225,000		12,414,714
Bonos de la Tesoreria de la Republica en pesos 144A Reg S
4.70%, 09/01/30	CLP	13,760,000		15,010,971
5.00%, 10/01/28	CLP	4,585,000		5,128,504
5.30%, 11/01/37	CLP	5,925,000		6,562,271
5.80%, 10/01/29	CLP	9,370,000		10,685,285
5.80%, 10/01/34	CLP	5,290,000		6,072,466
6.00%, 04/01/33	CLP	19,970,000		23,118,072
6.20%, 10/01/40	CLP	6,085,000		7,310,994
7.00%, 05/01/34	CLP	3,060,000		3,779,121
				136,360,908
China: 8.8%
China Government Bond
1.42%, 11/15/27	CNY	22,610		3,241,523
1.42%, 08/15/28	CNY	47,480		6,800,331
1.43%, 01/25/30	CNY	46,300		6,592,530
1.45%, 02/25/28	CNY	41,080		5,895,498
	Par (000’s		)	Value
China (continued)
1.45%, 04/25/30	CNY	34,160		$4,864,070
1.46%, 05/25/28	CNY	42,750		6,139,109
1.49%, 12/25/31	CNY	7,420		1,049,017
1.55%, 07/25/30	CNY	35,030		5,009,132
1.57%, 05/15/32	CNY	30,040		4,256,009
1.61%, 02/15/35	CNY	45,660		6,400,106
1.62%, 08/15/27	CNY	38,050		5,471,400
1.63%, 10/25/30	CNY	8,470		1,212,566
1.65%, 05/15/35	CNY	21,810		3,065,923
1.67%, 05/25/35	CNY	56,270		7,945,617
1.74%, 10/15/29	CNY	23,650		3,414,633
1.78%, 09/15/32	CNY	28,030		4,021,588
1.78%, 11/15/35	CNY	11,020		1,567,192
1.79%, 03/25/32	CNY	48,530		6,985,106
1.83%, 08/25/35	CNY	43,770		6,251,534
1.85%, 05/15/27	CNY	39,350		5,671,114
1.87%, 09/15/31	CNY	22,750		3,286,560
1.88%, 04/25/55	CNY	36,970		4,842,012
1.90%, 07/15/55	CNY	30,280		3,940,341
1.91%, 07/15/29	CNY	50,110		7,272,803
1.92%, 07/15/45	CNY	12,610		1,688,664
1.92%, 01/15/55	CNY	18,770		2,479,983
1.98%, 04/25/45	CNY	17,010		2,301,231
2.04%, 02/25/27	CNY	12,440		1,794,719
2.04%, 11/25/34	CNY	31,610		4,596,044
2.05%, 04/15/29	CNY	37,480		5,463,128
2.11%, 08/25/34	CNY	39,940		5,840,867
2.12%, 06/25/31	CNY	45,620		6,680,820
2.15%, 08/25/55	CNY	22,660		3,158,979
2.17%, 08/29/34	CNY	32,100		4,717,503
2.18%, 08/15/26	CNY	22,280		3,204,902
2.19%, 09/25/54	CNY	23,990		3,312,708
2.25%, 08/29/39	CNY	10,050		1,466,428
2.27%, 05/25/34	CNY	38,670		5,723,416
2.28%, 03/25/31	CNY	34,020		5,024,585
2.33%, 08/15/44	CNY	19,200		2,746,428
2.35%, 02/25/34	CNY	29,880		4,447,179
2.37%, 01/20/27	CNY	930		134,546
2.37%, 01/15/29	CNY	9,880		1,454,123
2.39%, 11/15/26	CNY	16,370		2,364,328
2.40%, 07/15/28	CNY	29,730		4,365,031
2.44%, 10/15/27	CNY	26,900		3,920,470
2.47%, 07/25/54	CNY	21,390		3,125,198
2.48%, 04/15/27	CNY	20,420		2,964,807
2.48%, 09/25/28	CNY	37,560		5,537,993
2.49%, 05/25/44	CNY	17,090		2,502,553
2.50%, 07/25/27	CNY	29,960		4,357,368
2.52%, 08/25/33	CNY	6,870		1,034,645
2.54%, 12/25/30	CNY	34,720		5,191,782
2.55%, 10/15/28	CNY	38,520		5,692,664
2.57%, 05/20/54	CNY	22,180		3,309,558
2.60%, 09/15/30	CNY	43,970		6,587,300
2.60%, 09/01/32	CNY	23,120		3,487,914
2.62%, 04/15/28	CNY	25,120		3,697,495
2.62%, 09/25/29	CNY	28,330		4,215,105
2.62%, 06/25/30	CNY	31,820		4,758,134
2.64%, 01/15/28	CNY	7,570		1,111,960

See Notes to Financial Statements

31

VANECK J.P. MORGAN EM LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s		)	Value
China (continued)
2.67%, 05/25/33	CNY	25,880		$3,933,719
2.67%, 11/25/33	CNY	32,960		5,023,162
2.68%, 05/21/30	CNY	36,870		5,520,571
2.69%, 08/12/26	CNY	37,930		5,475,191
2.69%, 08/15/32	CNY	25,560		3,870,616
2.75%, 06/15/29	CNY	22,310		3,330,100
2.75%, 02/17/32	CNY	33,920		5,147,369
2.76%, 05/15/32	CNY	15,150		2,305,618
2.79%, 12/15/29	CNY	28,190		4,232,163
2.80%, 03/24/29	CNY	20,650		3,081,050
2.80%, 03/25/30	CNY	42,140		6,341,910
2.80%, 11/15/32	CNY	23,750		3,635,806
2.85%, 06/04/27	CNY	32,270		4,720,520
2.88%, 02/25/33	CNY	22,910		3,535,748
2.89%, 11/18/31	CNY	30,340		4,647,258
2.91%, 10/14/28	CNY	23,110		3,447,099
3.00%, 10/15/53	CNY	19,830		3,211,811
3.01%, 05/13/28	CNY	32,740		4,869,458
3.02%, 05/27/31	CNY	30,990		4,769,430
3.12%, 12/05/26	CNY	6,090		886,916
3.12%, 10/25/52	CNY	19,280		3,175,825
3.13%, 11/21/29	CNY	21,890		3,333,796
3.19%, 04/15/53	CNY	18,430		3,077,313
3.25%, 11/22/28	CNY	2,020		305,223
3.27%, 11/19/30	CNY	32,810		5,104,871
3.28%, 12/03/27	CNY	33,930		5,046,068
3.29%, 05/23/29	CNY	24,120		3,677,227
3.32%, 04/15/52	CNY	14,840		2,519,559
3.53%, 10/18/51	CNY	18,230		3,200,059
3.72%, 04/12/51	CNY	16,770		3,020,840
3.81%, 09/14/50	CNY	30,910		5,619,583
				369,722,151
Colombia: 3.9%
Colombian TES
5.75%, 11/03/27	COP	27,368,500		6,581,496
6.00%, 04/28/28	COP	71,396,500		16,548,839
6.25%, 07/09/36	COP	43,276,000		7,137,498
7.00%, 03/26/31	COP	55,944,100		11,582,583
7.00%, 06/30/32	COP	51,206,200		10,064,691
7.25%, 10/18/34	COP	50,951,700		9,600,901
7.25%, 10/26/50	COP	39,906,100		6,085,530
7.50%, 08/26/26	COP	21,274,700		5,572,826
7.75%, 09/18/30	COP	49,224,600		10,715,018
9.25%, 05/28/42	COP	86,908,700		17,183,942
11.00%, 08/22/29	COP	48,540,100		12,146,017
11.50%, 07/25/46	COP	58,787,600		14,002,453
11.75%, 01/24/35	COP	19,735,000		5,094,472
12.75%, 11/28/40	COP	25,403,200		6,755,580
13.25%, 02/09/33	COP	87,057,100		23,233,166
				162,305,012
Czech Republic: 4.5%
Czech Republic Government Bond
0.05%, 11/29/29	CZK	142,320		5,974,497
0.25%, 02/10/27	CZK	255,600		12,009,476
1.20%, 03/13/31	CZK	239,430		10,083,633
1.50%, 04/24/40	CZK	150,820		4,822,543
1.75%, 06/23/32	CZK	238,970		9,991,166
	Par (000’s		)	Value
Czech Republic (continued)
1.95%, 07/30/37	CZK	140,510		$5,180,626
2.00%, 10/13/33	CZK	237,250		9,702,889
2.75%, 07/23/29	CZK	251,420		11,768,549
3.00%, 03/03/33	CZK	147,640		6,583,987
3.50%, 05/30/35	CZK	261,780		11,770,308
3.60%, 06/03/36	CZK	129,720		5,775,373
4.25%, 10/24/34	CZK	103,550		4,938,921
4.50%, 11/11/32	CZK	264,060		12,961,831
4.90%, 04/14/34	CZK	268,120		13,417,235
5.00%, 09/30/30	CZK	268,590		13,601,600
5.30%, 09/19/35	CZK	43,930		2,252,440
5.50%, 12/12/28	CZK	202,530		10,318,302
5.75%, 03/29/29	CZK	111,970		5,760,048
6.20%, 06/16/31	CZK	108,630		5,804,917
Czech Republic Government Bond Reg S
0.95%, 05/15/30	CZK	238,500		10,209,071
2.50%, 08/25/28	CZK	243,320		11,486,177
4.20%, 12/04/36	CZK	126,650		5,942,936
				190,356,525
Dominican Republic: 1.2%
Dominican Republic International Bond 144A
10.50%, 03/15/37	DOP	842,300		14,245,589
10.75%, 06/01/36	DOP	687,750		11,879,665
11.25%, 09/15/35	DOP	121,200		2,143,007
13.62%, 02/03/33	DOP	384,800		7,417,993
Dominican Republic International Bond Reg S
10.50%, 03/15/37	DOP	153,200		2,603,704
10.75%, 06/01/36	DOP	168,000		2,901,903
11.25%, 09/15/35	DOP	474,900		8,396,979
13.62%, 02/03/33	DOP	95,080		1,832,908
				51,421,748
Hungary: 3.6%
Hungary Government Bond
1.50%, 08/26/26 †	HUF	1,776,960		5,295,046
2.00%, 05/23/29	HUF	5,475,820		14,652,590
2.25%, 04/20/33	HUF	3,422,770		7,879,058
2.25%, 06/22/34	HUF	2,099,440		4,615,500
2.75%, 12/22/26	HUF	2,325,990		6,908,301
3.00%, 10/27/27	HUF	3,865,010		11,210,908
3.00%, 08/21/30	HUF	5,836,280		15,502,522
3.00%, 10/27/38	HUF	1,658,700		3,365,405
3.00%, 04/25/41	HUF	1,350,170		2,547,879
3.25%, 10/22/31	HUF	5,222,940		13,593,278
4.50%, 03/23/28	HUF	3,503,520		10,353,312
4.50%, 05/27/32	HUF	881,700		2,416,422
4.75%, 11/24/32	HUF	3,933,340		10,841,119
6.00%, 11/28/29	HUF	806,600		2,447,517
6.75%, 10/22/28	HUF	5,236,490		16,252,632
6.75%, 07/23/31	HUF	877,490		2,724,986
7.00%, 10/24/35	HUF	4,443,480		13,782,860

See Notes to Financial Statements

32

	Par (000’s		)	Value
Hungary (continued)
9.50%, 10/21/26	HUF	2,370,210		$7,434,999
				151,824,334
India: 7.9%
India Government Bond
5.77%, 08/03/30	INR	914,410		9,945,669
5.79%, 05/11/30	INR	912,260		9,935,317
5.85%, 12/01/30	INR	1,045,300		11,406,151
6.01%, 07/21/30	INR	79,510		876,801
6.10%, 07/12/31	INR	781,570		8,562,613
6.33%, 05/05/35	INR	654,280		7,166,700
6.45%, 10/07/29	INR	870,030		9,767,691
6.48%, 10/06/35	INR	360,840		3,962,182
6.54%, 01/17/32	INR	1,157,150		12,868,693
6.67%, 12/17/50	INR	1,094,780		11,297,430
6.75%, 12/23/29	INR	572,480		6,496,819
6.79%, 12/30/31	INR	66,600		750,773
6.79%, 10/07/34	INR	1,669,630		18,763,846
6.79%, 12/02/34	INR	134,300		1,503,063
6.99%, 12/15/51	INR	1,302,070		14,090,757
7.02%, 06/18/31	INR	513,540		5,854,190
7.04%, 06/03/29	INR	662,120		7,584,271
7.06%, 04/10/28	INR	492,930		5,648,605
7.10%, 04/18/29	INR	792,380		9,095,936
7.10%, 04/08/34	INR	1,463,750		16,751,011
7.16%, 09/20/50	INR	811,770		8,910,653
7.17%, 04/17/30	INR	550,650		6,318,904
7.18%, 08/14/33	INR	1,421,040		16,328,583
7.18%, 07/24/37	INR	580,410		6,620,722
7.26%, 01/14/29	INR	412,930		4,765,863
7.26%, 08/22/32	INR	1,302,600		15,011,232
7.26%, 02/06/33	INR	938,450		10,810,665
7.30%, 06/19/53	INR	1,649,800		18,410,702
7.32%, 11/13/30	INR	506,070		5,859,990
7.36%, 09/12/52	INR	1,400,750		15,770,917
7.37%, 10/23/28	INR	459,880		5,318,741
7.37%, 01/23/54	INR	39,470		448,073
7.38%, 06/20/27	INR	609,050		6,955,875
7.41%, 12/19/36	INR	1,271,800		14,800,961
7.54%, 05/23/36	INR	1,293,580		15,200,012
7.72%, 06/15/49	INR	710,180		8,342,261
				332,202,672
Indonesia: 8.1%
Indonesia Treasury Bond
5.12%, 04/15/27	IDR	157,035,000		9,417,555
5.88%, 03/15/31	IDR	25,822,000		1,574,915
6.12%, 05/15/28	IDR	140,480,000		8,574,290
6.25%, 06/15/36	IDR	93,721,000		5,670,004
6.38%, 08/15/28	IDR	135,226,000		8,318,299
6.38%, 04/15/32	IDR	209,260,000		12,819,428
6.38%, 07/15/37	IDR	23,415,000		1,419,240
6.50%, 07/15/30	IDR	227,702,000		14,209,424
6.50%, 02/15/31	IDR	240,400,000		14,842,501
6.50%, 04/15/36	IDR	48,725,000		3,011,503
6.62%, 05/15/33	IDR	138,401,000		8,548,661
6.62%, 02/15/34	IDR	255,476,000		15,857,037
6.75%, 07/15/35	IDR	253,074,000		15,967,717
6.88%, 04/15/29	IDR	202,674,000		12,683,761
7.00%, 05/15/27	IDR	130,368,000		8,010,868
	Par (000’s		)	Value
Indonesia (continued)
7.00%, 09/15/30	IDR	218,889,000		$13,854,699
7.00%, 02/15/33	IDR	230,191,000		14,540,630
7.12%, 06/15/38	IDR	158,618,000		10,149,820
7.12%, 08/15/40	IDR	173,199,000		11,158,274
7.12%, 06/15/42	IDR	158,128,000		10,061,560
7.12%, 06/15/43	IDR	140,477,000		8,938,432
7.12%, 08/15/45	IDR	121,211,000		7,805,225
7.50%, 08/15/32	IDR	82,839,000		5,361,176
7.50%, 06/15/35	IDR	163,802,000		10,757,573
7.50%, 05/15/38	IDR	91,484,000		6,005,675
7.50%, 04/15/40	IDR	197,748,000		12,972,734
8.25%, 05/15/29	IDR	152,631,000		9,936,913
8.25%, 06/15/32	IDR	60,648,000		4,089,294
8.25%, 05/15/36	IDR	135,577,000		9,359,229
8.38%, 09/15/26	IDR	92,180,000		5,657,945
8.38%, 03/15/34	IDR	176,635,000		12,092,426
8.38%, 04/15/39	IDR	88,090,000		6,173,271
8.75%, 05/15/31	IDR	97,671,000		6,645,315
9.00%, 03/15/29	IDR	114,730,000		7,608,096
9.50%, 07/15/31	IDR	50,189,000		3,538,001
10.50%, 08/15/30	IDR	70,826,000		5,088,981
Perusahaan Penerbit SBSN
4.88%, 07/15/26	IDR	33,725,000		2,016,778
5.88%, 07/15/28	IDR	82,430,000		5,031,322
6.38%, 03/15/34	IDR	58,856,000		3,583,196
6.62%, 09/15/29	IDR	10,084,000		622,719
6.88%, 03/15/36	IDR	24,600,000		1,559,230
8.88%, 11/15/31	IDR	58,822,000		4,028,375
				339,562,092
Malaysia: 8.3%
Malaysia Government Bond
2.63%, 04/15/31	MYR	48,394		11,520,554
3.34%, 05/15/30	MYR	13,302		3,288,621
3.48%, 07/02/35	MYR	10,822		2,660,726
3.50%, 05/31/27	MYR	41,800		10,366,884
3.52%, 04/20/28	MYR	34,737		8,657,747
3.58%, 07/15/32	MYR	37,533		9,357,826
3.73%, 06/15/28	MYR	31,780		7,960,249
3.76%, 05/22/40	MYR	37,478		9,207,830
3.83%, 07/05/34	MYR	41,764		10,554,030
3.88%, 08/15/29	MYR	40,377		10,184,328
3.90%, 11/30/26	MYR	32,129		7,989,328
3.90%, 11/16/27	MYR	31,911		8,013,744
3.92%, 07/15/55	MYR	13,645		3,325,849
4.05%, 04/18/39	MYR	39,113		9,927,275
4.07%, 06/15/50	MYR	40,782		10,250,870
4.18%, 05/16/44	MYR	30,506		7,836,697
4.25%, 05/31/35	MYR	22,331		5,827,154
4.46%, 03/31/53	MYR	34,475		9,203,346
4.50%, 04/30/29	MYR	15,350		3,942,666
4.64%, 11/07/33	MYR	33,874		9,018,175
4.70%, 10/15/42	MYR	33,797		9,199,467
4.76%, 04/07/37	MYR	35,693		9,700,853
4.89%, 06/08/38	MYR	32,445		8,920,305
4.92%, 07/06/48	MYR	24,860		7,043,344

See Notes to Financial Statements

33

VANECK J.P. MORGAN EM LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s		)	Value
Malaysia (continued)
Malaysia Government Investment Issue
3.42%, 09/30/27	MYR	37,133		$9,213,939
3.45%, 07/15/36	MYR	29,652		7,228,630
3.46%, 10/15/30	MYR	38,336		9,526,699
3.60%, 07/31/28	MYR	42,314		10,556,551
3.61%, 04/30/35	MYR	18,652		4,631,016
3.63%, 08/30/30	MYR	13,861		3,471,871
3.77%, 05/31/45	MYR	14,433		3,517,471
3.80%, 10/08/31	MYR	33,696		8,512,090
3.97%, 07/16/40	MYR	10,990		2,779,904
4.07%, 09/30/26	MYR	40,171		9,986,806
4.12%, 11/30/34	MYR	42,413		10,927,469
4.13%, 07/09/29	MYR	41,348		10,513,867
4.19%, 10/07/32	MYR	35,216		9,094,919
4.25%, 09/30/30	MYR	31,449		8,078,958
4.26%, 07/26/27	MYR	16,567		4,159,301
4.29%, 08/14/43	MYR	43,339		11,277,970
4.37%, 10/31/28	MYR	35,662		9,080,762
4.42%, 09/30/41	MYR	28,047		7,419,714
4.47%, 09/15/39	MYR	43,317		11,542,242
4.66%, 03/31/38	MYR	13,922		3,773,680
				349,251,727
Mexico: 5.9%
Mexican Bonos
5.50%, 03/04/27	MXN	18,798		1,022,063
7.00%, 09/03/26	MXN	7,872		436,847
7.50%, 06/03/27	MXN	12,005		667,029
7.50%, 05/26/33	MXN	426,506		22,087,452
7.75%, 05/29/31	MXN	640,173		34,330,649
7.75%, 11/23/34	MXN	571,127		29,498,166
7.75%, 11/13/42	MXN	578,301		27,528,646
8.00%, 04/15/32	MXN	78,264		4,191,221
8.00%, 05/24/35	MXN	88,381		4,582,492
8.00%, 02/21/36	MXN	146,336		7,543,676
8.00%, 11/07/47	MXN	345,638		16,571,437
8.00%, 07/31/53	MXN	562,839		26,735,670
8.00%, 04/29/55	MXN	37,325		1,764,437
8.50%, 03/02/28	MXN	32,111		1,807,910
8.50%, 03/01/29	MXN	372,062		20,886,485
8.50%, 05/31/29	MXN	293,074		16,445,900
8.50%, 02/28/30	MXN	146,224		7,881,526
8.50%, 11/18/38	MXN	347,508		18,141,227
10.00%, 11/20/36	MXN	128,966		7,632,275
				249,755,108
Peru: 3.5%
Peru Government Bond
5.35%, 08/12/40	PEN	35,148		9,284,087
5.40%, 08/12/34	PEN	66,174		19,618,057
5.94%, 02/12/29	PEN	21,965		6,844,731
6.15%, 08/12/32	PEN	60,675		19,476,370
6.35%, 08/12/28	PEN	10,246		3,207,974
6.90%, 08/12/37	PEN	61,228		19,050,911
6.95%, 08/12/31	PEN	39,866		13,186,405
Peru Government Bond 144A Reg S
6.85%, 08/12/35 †	PEN	58,712		18,799,845
7.30%, 08/12/33	PEN	65,538		22,235,793
	Par (000’s		)	Value
Peru (continued)
7.60%, 08/12/39	PEN	46,516		$15,113,585
				146,817,758
Poland: 5.3%
Republic of Poland Government Bond
0.00%, 01/25/28 ^	PLN	5,375		1,385,736
0.25%, 10/25/26	PLN	16,854		4,580,537
1.25%, 10/25/30	PLN	72,820		17,519,091
1.75%, 04/25/32	PLN	79,603		18,671,431
2.50%, 07/25/26	PLN	4,234		1,174,034
2.50%, 07/25/27	PLN	39,099		10,700,358
2.75%, 04/25/28	PLN	19,314		5,257,796
2.75%, 10/25/29	PLN	72,543		19,130,932
3.75%, 05/25/27	PLN	46,072		12,849,129
4.50%, 07/25/30	PLN	88,113		24,568,370
4.50%, 01/25/31	PLN	19,920		5,528,433
4.75%, 07/25/29	PLN	71,360		20,223,601
5.00%, 01/25/30	PLN	36,222		10,329,703
5.00%, 10/25/34	PLN	72,252		20,025,681
5.00%, 10/25/35	PLN	34,113		9,389,258
6.00%, 10/25/33	PLN	79,331		23,610,150
7.50%, 07/25/28	PLN	56,976		17,223,919
				222,168,159
Romania: 3.9%
Romania Government Bond
2.50%, 10/25/27	RON	22,295		4,817,595
3.65%, 09/24/31	RON	27,355		5,448,994
4.15%, 01/26/28	RON	28,665		6,334,713
4.15%, 10/24/30	RON	25,855		5,377,435
4.25%, 04/28/36	RON	22,260		4,209,234
4.75%, 10/11/34	RON	27,750		5,570,875
4.85%, 07/25/29	RON	30,175		6,567,199
5.00%, 02/12/29	RON	27,235		6,009,257
5.80%, 07/26/27	RON	28,560		6,537,942
6.30%, 04/26/28	RON	24,645		5,653,284
6.30%, 04/25/29	RON	36,610		8,355,257
6.70%, 02/25/32	RON	35,920		8,266,113
6.75%, 04/25/35	RON	19,020		4,388,433
6.85%, 07/29/30	RON	15,735		3,653,978
7.10%, 07/31/34	RON	35,760		8,427,912
7.20%, 10/28/26	RON	30,980		7,214,165
7.20%, 05/31/27	RON	32,820		7,658,214
7.20%, 10/30/33	RON	37,245		8,822,231
7.35%, 04/28/31	RON	38,080		9,051,769
7.50%, 07/27/33	RON	9,095		2,190,054
7.65%, 07/27/31	RON	15,440		3,718,683
7.90%, 02/24/38	RON	36,775		9,252,048
8.00%, 04/29/30	RON	36,890		8,918,744
8.25%, 09/29/32	RON	38,365		9,537,835
8.75%, 10/30/28	RON	36,545		8,889,671
				164,871,635
Serbia: 1.2%
Serbia Treasury Bonds
4.50%, 08/20/32	RSD	1,491,070		14,589,279
5.25%, 07/27/35	RSD	1,260,890		12,718,469
5.88%, 02/08/28	RSD	1,169,730		12,037,420

See Notes to Financial Statements

34

	Par (000’s		)	Value
Serbia (continued)
7.00%, 10/26/31	RSD	1,128,090		$12,522,793
				51,867,961
South Africa: 5.7%
Republic of South Africa Government Bond
6.25%, 03/31/36	ZAR	93,760		4,811,872
6.50%, 02/28/41	ZAR	118,931		5,696,199
7.00%, 02/28/31	ZAR	222,861		13,141,812
8.00%, 01/31/30	ZAR	471,328		29,057,801
8.25%, 03/31/32	ZAR	478,653		29,582,445
8.50%, 01/31/37	ZAR	379,765		22,732,379
8.75%, 01/31/44	ZAR	394,223		22,778,076
8.75%, 02/28/48	ZAR	580,813		33,712,000
8.88%, 02/28/35	ZAR	471,743		29,664,466
9.00%, 01/31/40	ZAR	404,313		24,466,346
10.00%, 03/31/33	ZAR	40,253		2,697,507
10.88%, 03/31/38	ZAR	139,925		9,762,579
11.62%, 03/31/53	ZAR	120,835		9,206,106
				237,309,588
Supranational: 6.7%
African Development Bank 6.55%, 05/23/35	INR	670,000		7,141,347
Asian Development Bank 2.50%, 02/15/27	CNY	14,000		2,019,409
Asian Infrastructure Investment Bank Reg S 5.00%, 03/05/26	MXN	55,650		3,079,886
European Bank for Reconstruction & Development
0.00%, 01/28/27 ^	MXN	12,500		639,617
0.87%, 03/04/26	PLN	7,140		1,978,939
2.75%, 04/27/32	CNY	30,310		4,540,811
4.25%, 02/07/28	IDR	58,730,000		3,472,209
5.00%, 10/06/26	IDR	76,263,400		4,574,152
5.12%, 05/01/27	IDR	15,160,000		910,345
6.25%, 04/11/28	INR	393,600		4,343,139
6.38%, 01/08/36	INR	460,000		5,010,841
6.75%, 01/13/32	INR	1,081,700		12,027,474
European Bank for Reconstruction & Development Reg S 3.01%, 03/13/28	PLN	25,730		6,977,523
European Investment Bank 144A 6.95%, 03/01/29	INR	231,500		2,599,661
European Investment Bank Reg S 1.00%, 02/25/28	PLN	44,372		11,602,819
2.75%, 08/25/26	PLN	63,868		17,690,884
2.88%, 11/15/29	PLN	4,088		1,083,049
3.00%, 11/25/29	PLN	35,400		9,381,155
4.50%, 02/16/28	MXN	96,500		5,010,840
7.40%, 10/23/33	INR	161,500		1,858,507
Inter-American Development Bank 7.00%, 01/25/29	INR	555,000		6,242,866
	Par (000’s		)	Value
Supranational (continued)
7.00%, 04/17/33	INR	672,000		$7,607,528
7.05%, 04/08/29	INR	392,000		4,397,251
7.35%, 10/06/30	INR	534,000		6,094,580
International Bank for Reconstruction & Development
1.75%, 01/24/28	CNY	39,000		5,578,975
2.25%, 01/19/29	CNY	49,000		7,098,384
2.50%, 01/13/31	CNY	14,000		2,056,989
2.50%, 08/02/33	CNY	40,000		5,879,610
2.75%, 01/19/27	CNY	76,000		10,976,557
2.75%, 07/26/34	CNY	20,000		2,994,027
4.25%, 01/22/26	MXN	69,480		3,841,794
5.30%, 06/25/30	MXN	141,000		6,866,922
5.35%, 02/09/29	IDR	15,600,000		939,924
5.73%, 08/02/27	PLN	5,600		1,597,390
6.50%, 04/17/30	INR	501,600		5,482,965
6.50%, 10/01/37	INR	928,000		9,985,720
6.75%, 09/08/27	INR	266,200		2,973,297
7.05%, 07/22/29	INR	337,000		3,796,712
7.07%, 06/26/29	MXN	32,700		1,755,355
7.25%, 01/21/27	MXN	269,750		14,979,193
8.50%, 04/06/26	MXN	33,600		1,874,626
International Bank for Reconstruction & Development Reg S 6.75%, 06/17/27	MXN	65,300		3,578,235
International Finance Corp.
5.02%, 02/11/28	MXN	40,000		2,080,147
5.13%, 08/05/30	MXN	33,000		1,611,761
7.00%, 07/20/27	MXN	334,280		18,393,806
7.02%, 04/06/28	MXN	70,500		3,798,715
7.50%, 01/18/28	MXN	109,710		6,064,911
7.75%, 01/18/30	MXN	247,780		13,484,541
12.00%, 11/03/27	COP	7,100,000		1,970,689
International Finance Corp. Reg S 8.38%, 05/31/29	MXN	238,740		13,254,783
				283,200,860
Thailand: 6.8%
Thailand Government Bond
1.00%, 06/17/27	THB	401,725		12,731,273
1.19%, 04/17/29	THB	73,080		2,323,380
1.58%, 12/17/35	THB	277,554		8,797,908
1.60%, 12/17/29	THB	279,336		8,999,811
1.60%, 06/17/35	THB	141,677		4,504,933
1.66%, 03/17/30	THB	273,077		8,823,662
2.00%, 12/17/31	THB	436,916		14,413,960
2.00%, 06/17/42	THB	201,642		6,262,512
2.05%, 04/17/28	THB	308,055		9,984,029
2.12%, 12/17/26	THB	303,916		9,739,857
2.25%, 03/17/27	THB	333,286		10,723,680
2.40%, 11/17/27	THB	329,986		10,730,769
2.40%, 03/17/29	THB	324,439		10,698,608
2.41%, 03/17/35	THB	260,112		8,837,428
2.50%, 11/17/29	THB	312,344		10,399,644

See Notes to Financial Statements

35

VANECK J.P. MORGAN EM LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

	Par (000’s		)	Value
Thailand (continued)
2.65%, 06/17/28	THB	368,611		$12,119,738
2.70%, 06/17/40	THB	185,073		6,434,636
2.80%, 06/17/34	THB	319,268		11,124,756
2.88%, 12/17/28	THB	270,080		9,001,707
2.88%, 06/17/46	THB	240,133		8,315,566
2.98%, 06/17/45	THB	243,139		8,601,053
3.30%, 06/17/38	THB	344,217		12,615,940
3.35%, 06/17/33	THB	331,084		11,961,170
3.39%, 06/17/37	THB	351,877		13,010,308
3.40%, 06/17/36	THB	253,088		9,295,281
3.45%, 06/17/43	THB	381,786		14,169,062
3.65%, 06/20/31	THB	265,019		9,452,085
3.77%, 06/25/32	THB	330,526		12,065,081
4.88%, 06/22/29	THB	287,957		10,290,280
				286,428,117
Turkey: 2.5%
Turkiye Government Bond
10.50%, 08/11/27	TRY	215,601		3,645,768
11.00%, 02/24/27	TRY	63,124		1,167,683
11.70%, 11/13/30	TRY	135,012		1,742,702
12.40%, 03/08/28	TRY	287,627		4,641,884
16.90%, 09/02/26	TRY	180,322		3,799,607
17.30%, 07/19/28	TRY	458,151		8,182,934
17.80%, 07/13/33	TRY	248,540		4,089,515
26.20%, 10/05/33	TRY	1,007,570		22,821,926
27.70%, 09/27/34	TRY	324,501		7,704,384
30.00%, 09/12/29	TRY	1,331,179		30,188,436
31.08%, 11/08/28	TRY	790,939		18,266,117
				106,250,956
	Par (000’s		)	Value
Uruguay: 1.2%
Uruguay Government International Bond
8.00%, 10/29/35	UYU	383,500		$10,114,063
8.25%, 05/21/31	UYU	583,041		15,413,483
9.75%, 07/20/33	UYU	678,684		19,515,098
Uruguay Government International Bond 144A 8.50%, 03/15/28	UYU	63,147		1,652,383
Uruguay Government International Bond Reg S 8.50%, 03/15/28	UYU	103,013		2,695,566
				49,390,593
Total Government Obligations (Cost: $3,968,600,291)				4,121,054,703

Total Investments Before Collateral for Securities Loaned: 98.1% (Cost: $3,971,317,952)				4,123,732,199

		Number of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.2%
Money Market Fund: 0.2% (Cost: $10,336,646)
State Street Navigator Securities Lending Government Money Market Portfolio 3.80%(a)		10,336,646		10,336,646
Total Investments: 98.3% (Cost: $3,981,654,598)				4,134,068,845
Other assets less liabilities: 1.7%				73,145,156
NET ASSETS: 100.0%				$4,207,214,001

Definitions:

BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DOP	Dominican Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
RSD	Serbian Dinar
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

See Notes to Financial Statements

36

Footnotes:

(a)	The rate shown is the 7-day yield as of 12/31/25.
^	Zero Coupon Bond
†	Security fully or partially on loan. Total market value of securities on loan is $9,873,846.

Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registering with the Securities and Exchange Commission. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $173,755,205, or 4.1% of net assets.

The summary of inputs used to value the Fund’s investments as of December 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds *	$—	$2,677,496	$—	$2,677,496
Government Obligations *	—	4,121,054,703	—	4,121,054,703
Money Market Fund	10,336,646	—	—	10,336,646
Total Investments	$10,336,646	$4,123,732,199	$—	$4,134,068,845

*	See Schedule of Investments for geographic regions.

See Notes to Financial Statements

37

VANECK MORTGAGE REIT INCOME ETF

SCHEDULE OF INVESTMENTS

December 31, 2025

	Number of Shares	Value
COMMON STOCKS: 100.1%
Financial Services: 100.1%
Adamas Trust, Inc. †	871,830	$6,364,359
AGNC Investment Corp. †	4,826,488	51,739,951
Annaly Capital Management, Inc.	2,881,058	64,420,457
Apollo Commercial Real Estate Finance, Inc. †	1,134,994	10,986,742
Arbor Realty Trust, Inc. †	1,855,299	14,397,120
Ares Commercial Real Estate Corp. †	585,711	2,799,699
ARMOUR Residential REIT, Inc. †	1,021,819	18,075,978
Blackstone Mortgage Trust, Inc. †	936,736	17,919,760
BrightSpire Capital, Inc. †	1,172,159	6,564,090
Chimera Investment Corp.	788,258	9,798,047
Dynex Capital, Inc. †	1,253,203	17,557,374
Ellington Financial, Inc. †	1,057,498	14,360,823
Franklin BSP Realty Trust, Inc. †	737,325	7,395,370
Invesco Mortgage Capital, Inc.	743,335	6,251,447
KKR Real Estate Finance Trust, Inc. †	502,533	4,130,821
Ladder Capital Corp.	1,118,844	12,296,096
MFA Financial, Inc.	1,032,534	9,612,892
	Number of Shares	Value
Financial Services (continued)
Orchid Island Capital, Inc. †	2,099,476	$15,116,227
PennyMac Mortgage Investment Trust †	716,358	8,990,293
Ready Capital Corp. †	1,404,633	3,062,100
Redwood Trust, Inc. †	972,121	5,375,829
Rithm Capital Corp.	2,464,488	26,862,919
Starwood Property Trust, Inc. †	1,620,661	29,188,105
TPG RE Finance Trust, Inc.	581,185	5,004,003
Two Harbors Investment Corp.	876,599	9,204,289

Total Common Stocks (Cost: $386,890,375)		377,474,791

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 15.4%
Money Market Fund: 15.4% (Cost: $58,177,789)
State Street Navigator Securities Lending Government Money Market Portfolio 3.80%(a)	58,177,789	58,177,789
Total Investments: 115.5% (Cost: $445,068,164)		435,652,580
Liabilities in excess of other assets: (15.5)%		(58,515,198)
NET ASSETS: 100.0%		$377,137,382

Footnotes:

(a)	The rate shown is the 7-day yield as of 12/31/25.
†	Security fully or partially on loan. Total market value of securities on loan is $102,807,817.

The summary of inputs used to value the Fund’s investments as of December 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$377,474,791	$—	$—	$377,474,791
Money Market Fund	58,177,789	—	—	58,177,789
Total Investments	$435,652,580	$—	$—	$435,652,580

*	See Schedule of Investments for industry sectors.

See Notes to Financial Statements

38

VANECK OFFICE AND COMMERCIAL REIT ETF

SCHEDULE OF INVESTMENTS

December 31, 2025

	Number of Shares	Value
COMMON STOCKS: 100.3%
Equity Real Estate Investment Trusts (REITs): 100.3%
Alexander’s, Inc.	146	$31,819
American Assets Trust, Inc.	2,890	54,708
Brandywine Realty Trust †	8,479	24,759
BXP, Inc. †	2,780	187,593
COPT Defense Properties	4,691	130,410
Cousins Properties, Inc.	7,192	185,410
Douglas Emmett, Inc.	6,488	71,303
Easterly Government Properties, Inc.	2,322	49,203
Empire State Realty Trust, Inc.	7,736	50,439
Highwoods Properties, Inc.	3,378	87,220
Hudson Pacific Properties, Inc. *	2,730	29,566
JBG SMITH Properties †	1,972	33,544
Kilroy Realty Corp. †	4,167	155,721
Kimco Realty Corp.	2,314	46,905
Net Lease Office Properties	872	22,489
Piedmont Realty Trust, Inc. †	7,333	61,157
Prologis, Inc.	603	76,979
	Number of Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Realty Income Corp.	1,380	$77,791
Regency Centers Corp.	445	30,718
Rexford Industrial Realty, Inc.	604	23,387
Simon Property Group, Inc.	431	79,782
SL Green Realty Corp.	1,990	91,281
Vornado Realty Trust	5,553	184,804
WP Carey, Inc.	841	54,127

Total Common Stocks (Cost: $2,012,362)		1,841,115

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.4%
Money Market Fund: 1.4% (Cost: $24,846)
State Street Navigator Securities Lending Government Money Market Portfolio 3.80%(a)	24,846	24,846
Total Investments: 101.7% (Cost: $2,037,208)		1,865,961
Liabilities in excess of other assets: (1.7)%		(31,889)
NET ASSETS: 100.0%		$1,834,072

Definitions:

Footnotes:

(a)	The rate shown is the 7-day yield as of 12/31/25.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $388,144.

The summary of inputs used to value the Fund’s investments as of December 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$1,841,115	$—	$—	$1,841,115
Money Market Fund	24,846	—	—	24,846
Total Investments	$1,865,961	$—	$—	$1,865,961

*	See Schedule of Investments for industry sectors.

See Notes to Financial Statements

39

VANECK PREFERRED SECURITIES EX FINANCIALS ETF

SCHEDULE OF INVESTMENTS

December 31, 2025

	Number of Shares	Value
PREFERRED SECURITIES: 99.8%
Aerospace & Defense: 9.9%
Boeing Co. 6.00%, 10/15/27 †	2,908,190	$200,839,601
Automobiles & Auto Parts: 2.7%
Ford Motor Co.
6.00%, 12/01/59 †	964,825	19,894,691
6.20%, 06/01/59	904,524	19,112,592
6.50%, 08/15/62 †	723,618	16,093,264
		55,100,547
Chemicals: 4.1%
Albemarle Corp. 7.25%, 03/01/27	1,386,936	82,370,129
Computers Phones & Household Electronics: 3.0%
Hewlett Packard Enterprise Co. 7.62%, 09/01/27	904,524	60,322,706
Consumer Goods Conglomerates: 0.2%
Brookfield Infrastructure Finance ULC 5.00%, 05/24/81	301,509	4,911,582
Diversified Retail: 0.4%
QVC Group, Inc. 8.00%, 03/15/31 †	383,457	1,395,783
QVC, Inc. 6.25%, 11/26/68	603,256	4,928,602
		6,324,385
Electric Utilities & IPPs: 25.8%
Brookfield BRP Holdings Canada, Inc.
4.62%, 04/30/26 (o)	422,112	6,492,082
4.88%, 12/09/26 (o)	313,568	5,082,937
DTE Energy Co.
4.38%, 12/01/81	337,687	5,798,086
5.25%, 12/01/77 †	482,412	10,198,190
6.25%, 10/01/85	723,618	18,010,852
Duke Energy Corp.
5.62%, 09/15/78 †	603,015	14,834,169
5.75% (o) †	1,206,030	30,114,569
Entergy Arkansas LLC 4.88%, 09/01/66	494,473	10,235,591
Entergy Louisiana LLC 4.88%, 09/01/66 †	325,628	6,659,093
Entergy Mississippi LLC 4.90%, 10/01/66 †	313,568	6,440,687
Georgia Power Co. 5.00%, 10/01/77 †	325,628	7,294,067
NextEra Energy Capital Holdings, Inc.
5.65%, 03/01/79 †	829,146	19,741,966
6.50%, 06/01/85	1,055,277	26,719,614
NextEra Energy, Inc.
7.23%, 11/01/27 †	904,524	44,095,545
7.30%, 06/01/27	1,206,030	62,436,173
PG&E Corp. 6.00%, 12/01/27	970,853	39,804,973
SCE Trust V
	Number of Shares	Value
Electric Utilities & IPPs (continued)
5.45% (Term SOFR USD 3 Month+4.05%), 03/15/26 (o)(a)	361,810	$9,113,994
SCE Trust VI 5.00% (o)	572,865	9,973,580
SCE Trust VII 7.50%, 11/22/28 (o) †	663,316	16,768,628
SCE Trust VIII 6.95%, 05/13/29 (o) †	422,112	10,033,602
Southern Co.
4.20%, 10/15/60	904,524	16,046,256
4.95%, 01/30/80	1,206,030	24,410,047
5.25%, 12/01/77 †	542,714	11,728,049
6.50%, 03/15/85 †	681,407	17,307,738
7.12%, 12/15/28	1,206,030	60,735,671
Tennessee Valley Authority
2.13% (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year+0.94%), 06/01/28 †(a)	309,347	7,439,795
Xcel Energy, Inc. 6.25%, 10/15/85	1,085,427	27,092,258
		524,608,212
Electronic Equipment & Parts: 1.0%
Novanta, Inc. 6.50%, 11/01/28	380,912	20,942,542
Food & Tobacco: 3.5%
CHS, Inc.
6.75% (o)	593,970	14,676,999
7.10% (o)	506,532	12,617,712
7.50% (o)	624,120	15,827,683
7.88% (o) †	647,036	16,809,995
8.00% (o) †	370,009	10,249,250
		70,181,639
Healthcare Equipment & Supplies: 1.5%
Bruker Corp. 6.38%, 09/01/28	83,216	30,457,056
Healthcare Providers & Services: 1.5%
BrightSpring Health Services, Inc. 6.75%, 02/01/27	241,205	30,442,483
Homebuilding / Household Goods: 0.9%
QXO, Inc. 5.50%, 05/15/28	346,734	19,122,380
Investment Banking & Investment Services: 1.2%
DigitalBridge Group, Inc.
7.12% (o) †	350,233	7,771,670
7.15% (o)	387,980	8,613,156
KKR Real Estate Finance Trust, Inc. 6.50%, 04/16/26 (o)	395,337	7,222,807
		23,607,633
Multiline Utilities: 2.8%
Algonquin Power & Utilities Corp.

See Notes to Financial Statements

40

	Number of Shares	Value
Multiline Utilities (continued)
8.86% 07/01/79 †(a)	422,112	$10,742,750
CMS Energy Corp.
5.88%, 10/15/78 †	337,687	7,648,610
5.88%, 03/01/79 †	759,799	17,589,347
Sempra 5.75%, 07/01/79	913,569	20,199,011
		56,179,718
Natural Gas Utilities: 0.4%
Spire, Inc. 5.90% (o) †	301,509	7,230,186
Office Equipment: 0.4%
Pitney Bowes, Inc. 6.70%, 03/07/43	421,415	8,592,652
Oil & Gas: 0.5%
NGL Energy Partners LP 11.14% (Term SOFR USD 3 Month+7.47%) (o)(a)	379,416	9,098,396
Oil & Gas Related Equipment and Srvices: 0.5%
TransCanada PipeLines Ltd. 6.25%, 11/01/85	446,201	10,949,772
Professional & Commercial Services: 0.3%
BIP Bermuda Holdings I Ltd. 5.12%, 01/21/27 (o)	361,810	5,980,719
Real Estate Operations: 0.6%
Brookfield Property Preferred LP 6.25%, 07/26/81	809,365	12,545,157
Residential & Commercial REITs: 17.0%
AGNC Investment Corp.
8.75% (o)	416,081	10,501,884
8.86% (Term SOFR USD 3 Month+4.96%) (o)(a)	693,467	17,017,680
9.16% (Term SOFR USD 3 Month+5.25%) (o) †(a)	485,426	12,140,504
9.28% (Term SOFR USD 3 Month+5.37%) (o) †(a)	391,961	9,900,935
Annaly Capital Management, Inc.
8.09% (Term SOFR USD 3 Month+4.43%) (o) †(a)	512,563	12,778,196
8.88%, 09/30/30 (o) †	331,659	8,619,817
8.91% (Term SOFR USD 3 Month+5.25%) (o) †(a)	533,668	13,645,891
8.92% (Term SOFR USD 3 Month+5.25%) (o)(a)	868,343	22,108,013
Arbor Realty Trust, Inc. 6.25% (Term SOFR USD 3 Month+5.44%), 10/12/26 (o) †(a)	342,030	7,442,573
Chimera Investment Corp.
8.69% (Term SOFR USD 3 Month+5.00%) (o) †(a)	313,568	6,688,406
9.74% (Term SOFR USD 3 Month+6.05%) (o)(a)	391,961	9,113,093
Digital Realty Trust, Inc.
	Number of Shares	Value
Residential & Commercial REITs (continued)
5.20% (o)	416,081	$8,517,178
Diversified Healthcare Trust
5.62%, 08/01/42	422,112	6,758,013
6.25%, 02/01/46	301,509	5,276,408
Franklin BSP Realty Trust, Inc. 7.50% (o) †	311,398	6,642,119
Hudson Pacific Properties, Inc. 4.75%, 11/16/26 (o) †	512,563	7,949,852
Kimco Realty Corp. 5.25% (o) †	315,498	6,515,034
MFA Financial, Inc. 9.27% (Term SOFR USD 3 Month+5.61%) (o)(a)	331,659	7,568,458
PennyMac Mortgage Investment Trust 6.75%, 08/24/26 (o)	301,509	5,568,871
Public Storage
3.88% (o)	340,706	5,257,094
4.00%, 06/16/26 (o)	1,252,823	19,958,645
4.10%, 01/13/27 (o)	301,509	4,902,536
4.62% (o)	681,407	12,606,029
4.70% (o)	312,120	5,824,159
4.88% (o) †	381,346	7,363,791
5.05% (o)	361,810	7,294,090
5.15% (o) †	337,687	6,973,237
5.60% (o) †	343,720	7,857,439
Rithm Capital Corp.
7.00% (US Treasury Yield Curve Rate T 5 Year+6.22%), 11/15/26 (o) (a)	560,804	13,812,603
9.08% (Term SOFR USD 3 Month+5.23%) (o)(a)	479,519	11,925,638
9.75% (Term SOFR USD 3 Month+5.90%) (o) †(a)	339,497	8,677,543
RLJ Lodging Trust 1.95% (o) †	388,342	9,669,716
Two Harbors Investment Corp. 7.62% 07/27/27 (o) †(a)	306,333	7,217,206
UMH Properties, Inc. 6.38% (o)	388,221	8,470,982
Vornado Realty Trust
4.45%, 09/22/26 (o) †	361,810	5,155,792
5.25% (o) †	747,138	12,645,899
5.40% (o)	361,810	6,393,183
		346,758,507
Semiconductors & Semiconductor Equipment: 2.6%
Microchip Technology, Inc. 7.50%, 03/15/28 †	895,478	52,188,458
Software & IT Services: 9.0%
Strategy, Inc.
8.00% (o)	419,669	33,053,131
10.00% (o) †	753,015	66,465,969
10.50% (o) †	844,554	83,437,712
		182,956,812
Telecommunications Services: 10.0%
AT&T, Inc.

See Notes to Financial Statements

41

VANECK PREFERRED SECURITIES EX FINANCIALS ETF

SCHEDULE OF INVESTMENTS

(continued)

	Number of Shares	Value
Telecommunications Services (continued)
4.75% (o)	2,110,554	$40,142,737
5.00% (o) †	1,447,238	29,147,374
5.35%, 11/01/66	1,594,977	35,520,138
Qwest Corp.
6.50%, 09/01/56	1,178,897	22,139,686
6.75%, 06/15/57	795,982	15,123,658
Telephone and Data Systems, Inc.
6.00%, 09/30/26 (o)	832,160	15,852,648
6.62%, 03/31/26 (o)	506,532	10,545,996
T-Mobile USA, Inc.
5.50%, 03/01/70	483,377	11,335,190
5.50%, 06/01/70	476,140	11,027,402
	Number of Shares	Value
Telecommunications Services (continued)
6.25%, 09/01/69	474,575	$11,888,104
		202,722,933
Total Preferred Securities (Cost: $1,986,316,374)		2,024,434,205

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 4.8%
Money Market Fund: 4.8% (Cost: $97,300,456)
State Street Navigator Securities Lending Government Money Market Portfolio 3.80%(b)	97,300,456	97,300,456
Total Investments: 104.6% (Cost: $2,083,616,830)		2,121,734,661
Liabilities in excess of other assets: (4.6)%		(93,222,580)
NET ASSETS: 100.0%		$2,028,512,081

Definitions:

IPP	Independent power producer
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

Footnotes:

(a)	Variable rate security — the rate shown is as of 12/31/25
(b)	The rate shown is the 7-day yield as of 12/31/25.
(o)	Perpetual Maturity — the date shown, if applicable, is the next call date
†	Security fully or partially on loan. Total market value of securities on loan is $144,990,489.

The summary of inputs used to value the Fund’s investments as of December 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Preferred Securities *	$2,024,434,205	$—	$—	$2,024,434,205
Money Market Fund	97,300,456	—	—	97,300,456
Total Investments	$2,121,734,661	$—	$—	$2,121,734,661

*	See Schedule of Investments for industry sectors.

See Notes to Financial Statements

42

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2025

	AA-BB CLO ETF	BDC Income ETF	China Bond ETF	CLO ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$149,789,684	$1,610,705,515	$17,978,496	$1,306,639,388
Short-term investments held as collateral for securities loaned (3)	—	288,549,931	—	—
Cash	380,060	—	59,106	10,980,072
Cash denominated in foreign currency, at value (4)	—	—	131,423	—
Receivables:
Investment securities sold	—	11,206,460	—	—
Shares of beneficial interest sold	—	11,325,104	—	—
Dividends and interest	1,869,808	12,459,160	236,189	14,263,997
Prepaid expenses	—	—	635	—
Other assets	—	—	83	—
Total assets	152,039,552	1,934,246,170	18,405,932	1,331,883,457
Liabilities:
Total return swap contracts, at value	—	6,852,783	—	—
Payables:
Investment securities purchased	—	—	—	7,000,000
Shares of beneficial interest redeemed	—	11,325,104	—	—
Collateral for securities loaned	—	288,549,931	—	—
Due to Adviser	58,202	546,729	387	397,228
Due to custodian	—	20,868,902	—	—
Deferred Trustee fees	—	9,396	1,861	—
Accrued expenses	—	—	59,198	—
Accrued interest	—	46,301	—	—
Total liabilities	58,202	328,199,146	61,446	7,397,228
NET ASSETS	$151,981,350	$1,606,047,024	$18,344,486	$1,324,486,229
Shares outstanding	3,000,000	113,450,000	800,000	25,100,000
Net asset value, per share	$50.66	$14.16	$22.93	$52.77
Net Assets consist of:
Aggregate paid-in capital	$151,974,697	$1,886,081,573	$18,239,435	$1,322,075,046
Total distributable earnings (loss)	6,653	(280,034,549)	105,051	2,411,183
NET ASSETS	$151,981,350	$1,606,047,024	$18,344,486	$1,324,486,229
(1) Includes Investment in securities on loan, at market value	$—	$441,105,337	$—	$—
(2) Cost of investments - Unaffiliated issuers	$149,779,207	$1,736,344,432	$17,634,291	$1,304,481,795
(3) Cost of short-term investments held as collateral for securities loaned	$—	$288,549,931	$—	$—
(4) Cost of cash denominated in foreign currency	$—	$—	$132,251	$—

See Notes to Financial Statements

43

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2025

	International High Yield Bond ETF	J.P. Morgan EM Local Currency Bond ETF	Mortgage REIT Income ETF	Office and Commercial REIT ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$47,049,753	$4,123,732,199	$377,474,791	$1,841,115
Short-term investments held as collateral for securities loaned (3)	571,687	10,336,646	58,177,789	24,846
Cash	50,046	19,253,821	—	—
Cash denominated in foreign currency, at value (4)	354,899	1,712,967	—	—
Receivables:
Investment securities sold	73,995	23,017,543	—	—
Shares of beneficial interest sold	—	—	1,577,977	—
Dividends and interest	837,405	83,408,216	7,568,845	8,975
Federal and State income taxes	—	—	—	187
Prepaid expenses	—	20,229	—	—
Other assets	—	40,439	—	—
Total assets	48,937,785	4,261,522,060	444,799,402	1,875,123
Liabilities:
Payables:
Investment securities purchased	—	41,235,984	1,550,516	—
Collateral for securities loaned	571,687	10,336,646	58,177,789	24,846
Due to Adviser	16,426	862,792	123,993	810
Due to custodian	—	—	7,792,184	15,395
Deferred Trustee fees	33,385	362,301	16,359	—
Accrued expenses	—	289,433	—	—
Accrued foreign taxes	—	1,219,882	—	—
Accrued interest	36	1,021	1,179	—
Total liabilities	621,534	54,308,059	67,662,020	41,051
NET ASSETS	$48,316,251	$4,207,214,001	$377,137,382	$1,834,072
Shares outstanding	2,200,000	163,022,682	35,850,000	50,000
Net asset value, per share	$21.96	$25.81	$10.52	$36.68
Net Assets consist of:
Aggregate paid-in capital	$66,762,835	$4,606,493,320	$558,313,056	$2,156,799
Total distributable loss	(18,446,584)	(399,279,319)	(181,175,674)	(322,727)
NET ASSETS	$48,316,251	$4,207,214,001	$377,137,382	$1,834,072
(1) Includes Investment in securities on loan, at market value	$547,900	$9,873,846	$102,807,817	$388,144
(2) Cost of investments - Unaffiliated issuers	$46,519,025	$3,971,317,952	$386,890,375	$2,012,362
(3) Cost of short-term investments held as collateral for securities loaned	$571,687	$10,336,646	$58,177,789	$24,846
(4) Cost of cash denominated in foreign currency	$353,688	$1,709,679	$—	$—

See Notes to Financial Statements

44

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2025

Preferred Securities ex Financials ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$2,024,434,205
Short-term investments held as collateral for securities loaned (3)	97,300,456
Receivables:
Investment securities sold	46,682,543
Shares of beneficial interest sold	31,858,157
Dividends and interest	6,122,080
Federal and State income taxes	25,478
Total assets	2,206,422,919
Liabilities:
Payables:
Investment securities purchased	49,247,448
Shares of beneficial interest redeemed	29,092,155
Collateral for securities loaned	97,300,456
Due to Adviser	690,859
Due to custodian	1,542,691
Deferred Trustee fees	36,282
Accrued interest	947
Total liabilities	177,910,838
NET ASSETS	$2,028,512,081
Shares outstanding	115,050,000
Net asset value, per share	$17.63
Net Assets consist of:
Aggregate paid-in capital	$2,250,457,219
Total distributable loss	(221,945,138)
NET ASSETS	$2,028,512,081
(1) Includes Investment in securities on loan, at market value	$144,990,489
(2) Cost of investments - Unaffiliated issuers	$1,986,316,374
(3) Cost of short-term investments held as collateral for securities loaned	$97,300,456

See Notes to Financial Statements

45

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2025

	AA-BB CLO ETF	BDC Income ETF	China Bond ETF	CLO ETF
Income:
Dividends	$—	$129,868,630	$—	$—
Interest	8,050,269	13,339,084	409,910	65,032,718
Securities lending income	—	4,217,456	—	—
Total income	8,050,269	147,425,170	409,910	65,032,718

Expenses:
Management fees	505,803	6,190,323	75,061	4,178,564
Professional fees	—	—	57,642	—
Custody and accounting fees	—	—	22,204	—
Reports to shareholders	—	—	11,058	—
Trustees’ fees and expenses	—	—	1,028	—
Exchange listing fees	—	—	2,319	—
Insurance	—	—	1,146	—
Interest	—	233,268	—	760
Taxes	227	1,585	250	243
Other	—	—	781	—
Total expenses	506,030	6,425,176	171,489	4,179,567
Expenses assumed by the Adviser	—	—	(77,413)	—
Net expenses	506,030	6,425,176	94,076	4,179,567
Net investment income	7,544,239	140,999,994	315,834	60,853,151

Net realized gain (loss) on:
Investments	187,649	(27,925,526)	(403,784)	575,411
In-kind redemptions	—	23,891,105	—	288,491
Capital gain distributions from investment companies	—	612,573	—	—
Swap contracts	—	(35,409,974)	—	—
Foreign currency transactions and foreign denominated assets and liabilities	—	—	8,594	—
Net realized gain (loss)	187,649	(38,831,822)	(395,190)	863,902

Net change in unrealized appreciation (depreciation) on:
Investments	(415,434)	(181,251,632)	1,112,179	(1,756,759)
Swap contracts	—	(6,937,639)	—	—
Foreign currency translations and foreign denominated assets and liabilities	—	—	16,865	—
Net change in unrealized appreciation (depreciation)	(415,434)	(188,189,271)	1,129,044	(1,756,759)
Net increase (decrease) in net assets resulting from operations	$7,316,454	$(86,021,099)	$1,049,688	$59,960,294

See Notes to Financial Statements

46

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2025

	International High Yield Bond ETF	J.P. Morgan EM Local Currency Bond ETF	Mortgage REIT Income ETF	Office and Commercial REIT ETF
Income:
Dividends	$—	$—	$33,446,934	$58,912
Interest	2,080,899	225,542,110	18,846	101
Securities lending income	8,384	22,923	308,360	240
Net foreign taxes withheld	(1,697)	(5,614,306)	—	—
Total income	2,087,586	219,950,727	33,774,140	59,253

Expenses:
Management fees	145,593	8,997,145	1,253,276	11,140
Professional fees	—	71,480	—	—
Custody and accounting fees	—	698,886	—	—
Reports to shareholders	—	338,281	—	—
Trustees’ fees and expenses	—	159,828	—	—
Exchange listing fees	—	1,841	—	—
Insurance	—	33,757	—	—
Interest	143	58,986	83,009	—
Taxes	234	254	1,020	301
Other	—	47,143	—	—
Total expenses	145,970	10,407,601	1,337,305	11,441
Expenses assumed by the Adviser	—	(351,534)	—	—
Net expenses	145,970	10,056,067	1,337,305	11,441
Net investment income	1,941,616	209,894,660	32,436,835	47,812

Net realized gain (loss) on:
Investments (1)	(32,787)	(74,806,657)	(18,262,190)	(149,727)
In-kind redemptions	(171,637)	331,638	2,453,415	218,380
Foreign currency transactions and foreign denominated assets and liabilities	6,218	(34,875)	—	—
Net realized gain (loss)	(198,206)	(74,509,894)	(15,808,775)	68,653

Net change in unrealized appreciation (depreciation) on:
Investments (2)	2,204,574	396,129,509	19,906,335	(331,772)
Foreign currency translations and foreign denominated assets and liabilities	13,798	3,571,591	—	—
Net change in unrealized appreciation (depreciation)	2,218,372	399,701,100	19,906,335	(331,772)
Net increase (decrease) in net assets resulting from operations	$3,961,782	$535,085,866	$36,534,395	$(215,307)
(1) Net of foreign taxes	$—	$(680,282)	$—	$—
(2) Net change in accrued foreign taxes	$—	$(781,418)	$—	$—

See Notes to Financial Statements

47

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2025

Preferred Securities ex Financials ETF
Income:
Dividends	$130,831,311
Interest	164,423
Securities lending income	1,195,240
Net foreign taxes reclaimed	9,983
Total income	132,200,957

Expenses:
Management fees	7,558,351
Interest	21,351
Taxes	476
Total expenses	7,580,178
Net investment income	124,620,779

Net realized gain (loss) on:
Investments	(41,905,489)
In-kind redemptions	47,318,882
Net realized gain	5,413,393

Net change in unrealized appreciation (depreciation) on:
Investments	31,520,429
Net change in unrealized appreciation (depreciation)	31,520,429
Net increase in net assets resulting from operations	$161,554,601

See Notes to Financial Statements

48

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	AA-BB CLO ETF
	Year Ended December 31, 2025	Period Ended December 31, 2024(a)
Operations:
Net investment income	$7,544,239	$895,028
Net realized gain (loss)	187,649	(61)
Net change in unrealized appreciation (depreciation)	(415,434)	425,912
Net increase in net assets resulting from operations	7,316,454	1,320,879
Distributions to shareholders from:
Distributable earnings	(7,740,860)	(889,820)

Share transactions*:
Proceeds from sale of shares	106,733,286	60,300,171
Cost of shares redeemed	(15,058,760)	—
Net increase in net assets resulting from share transactions	91,674,526	60,300,171
Total increase in net assets	91,250,120	60,731,230
Net Assets, beginning of period	60,731,230	—
Net Assets, end of period	$151,981,350	$60,731,230
*Transactions in capital shares:
Shares sold	2,100,000	1,200,000
Shares redeemed	(300,000)	—
Net increase	1,800,000	1,200,000

(a)	For the period September 25, 2024 (commencement of operations) through December 31, 2024.

See Notes to Financial Statements

49

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	BDC Income ETF
	Year Ended December 31, 2025	Period Ended December 31, 2024(a)	Year Ended April 30, 2024
Operations:
Net investment income	$140,999,994	$100,277,252	$89,851,157
Net realized gain (loss)	(38,831,822)	(6,033,853)	3,724,610
Net change in unrealized appreciation (depreciation)	(188,189,271)	2,207,977	93,198,589
Net increase (decrease) in net assets resulting from operations	(86,021,099)	96,451,376	186,774,356
Distributions to shareholders from:
Distributable earnings	(98,652,381)	(100,652,127)	(89,851,157)
Return of capital	(71,762,469)	(534,358)	(187,793)
Total distributions	(170,414,850)	(101,186,485)	(90,038,950)

Share transactions*:
Proceeds from sale of shares	726,385,774	382,193,690	510,600,418
Cost of shares redeemed	(233,150,090)	(92,553,027)	(100,247,033)
Net increase in net assets resulting from share transactions	493,235,684	289,640,663	410,353,385
Total increase in net assets	236,799,735	284,905,554	507,088,791
Net Assets, beginning of period	1,369,247,289	1,084,341,735	577,252,944
Net Assets, end of period	$1,606,047,024	$1,369,247,289	$1,084,341,735
*Transactions in capital shares:
Shares sold	46,750,000	22,925,000	31,825,000
Shares redeemed	(15,850,000)	(5,550,000)	(6,350,000)
Net increase	30,900,000	17,375,000	25,475,000

(a)	The Fund changed its fiscal year-end from April 30 to December 31. The period includes activity from May 1, 2024 through December 31, 2024.

See Notes to Financial Statements

50

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	China Bond ETF
	Year Ended December 31, 2025	Period Ended December 31, 2024(a)	Year Ended April 30, 2024
Operations:
Net investment income	$315,834	$311,579	$765,062
Net realized loss	(395,190)	(383,568)	(3,361,989)
Net change in unrealized appreciation (depreciation)	1,129,044	554,868	1,766,414
Net increase (decrease) in net assets resulting from operations	1,049,688	482,879	(830,513)
Distributions to shareholders from:
Distributable earnings	(139,605)	—	—
Return of capital	(176,385)	(312,780)	(1,040,340)
Total distributions	(315,990)	(312,780)	(1,040,340)

Share transactions*:
Proceeds from sale of shares	—	—	2,165,020
Cost of shares redeemed	(4,383,302)	(2,252,117)	(19,651,805)
Net decrease in net assets resulting from share transactions	(4,383,302)	(2,252,117)	(17,486,785)
Total decrease in net assets	(3,649,604)	(2,082,018)	(19,357,638)
Net Assets, beginning of period	21,994,090	24,076,108	43,433,746
Net Assets, end of period	$18,344,486	$21,994,090	$24,076,108
*Transactions in capital shares:
Shares sold	—	—	100,000
Shares redeemed	(200,000)	(100,000)	(900,000)
Net decrease	(200,000)	(100,000)	(800,000)

(a)	The Fund changed its fiscal year-end from April 30 to December 31. The Period includes activity from May 1, 2024 through December 31, 2024.

See Notes to Financial Statements

51

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	CLO ETF
	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income	$60,853,151	$28,689,042
Net realized gain	863,902	2,167,982
Net change in unrealized appreciation (depreciation)	(1,756,759)	1,575,429
Net increase in net assets resulting from operations	59,960,294	32,432,453
Distributions to shareholders from:
Distributable earnings	(61,868,570)	(30,616,070)

Share transactions*:
Proceeds from sale of shares	739,475,963	570,662,000
Cost of shares redeemed	(204,748,242)	(15,684,333)
Net increase in net assets resulting from share transactions	534,727,721	554,977,667
Total increase in net assets	532,819,445	556,794,050
Net Assets, beginning of year	791,666,784	234,872,734
Net Assets, end of year	$1,324,486,229	$791,666,784
*Transactions in capital shares:
Shares sold	14,000,000	10,800,000
Shares redeemed	(3,900,000)	(300,000)
Net increase	10,100,000	10,500,000

See Notes to Financial Statements

52

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	International High Yield Bond ETF
	Year Ended December 31, 2025	Period Ended December 31, 2024(a)	Year Ended April 30, 2024
Operations:
Net investment income	$1,941,616	$929,861	$2,207,379
Net realized loss	(198,206)	(730,316)	(5,090,301)
Net change in unrealized appreciation (depreciation)	2,218,372	1,240,408	5,490,598
Net increase in net assets resulting from operations	3,961,782	1,439,953	2,607,676
Distributions to shareholders from:
Distributable earnings	(2,039,590)	(762,590)	(1,811,747)
Return of capital	—	(190,340)	(464,333)
Total distributions	(2,039,590)	(952,930)	(2,276,080)

Share transactions*:
Proceeds from sale of shares	28,017,187	—	—
Cost of shares redeemed	(4,240,867)	(8,297,285)	(35,962,025)
Net increase (decrease) in net assets resulting from share transactions	23,776,320	(8,297,285)	(35,962,025)
Total increase (decrease) in net assets	25,698,512	(7,810,262)	(35,630,429)
Net Assets, beginning of period	22,617,739	30,428,001	66,058,430
Net Assets, end of period	$48,316,251	$22,617,739	$30,428,001
*Transactions in capital shares:
Shares sold	1,300,000	—	—
Shares redeemed	(200,000)	(400,000)	(1,800,000)
Net increase (decrease)	1,100,000	(400,000)	(1,800,000)

(a)	The Fund changed its fiscal year-end from April 30 to December 31. The Period includes activity from May 1, 2024 through December 31, 2024.

See Notes to Financial Statements

53

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	J.P. Morgan EM Local Currency Bond ETF
	Year Ended December 31, 2025	Period Ended December 31, 2024(a)	Year Ended April 30, 2024
Operations:
Net investment income	$209,894,660	$116,610,026	$190,687,135
Net realized loss	(74,509,894)	(80,348,331)	(239,448,468)
Net change in unrealized appreciation (depreciation)	399,701,100	2,685,881	72,095,992
Net increase in net assets resulting from operations	535,085,866	38,947,576	23,334,659
Distributions to shareholders from:
Distributable earnings	(144,597,007)	—	(74,799,534)
Return of capital	(63,717,700)	(116,685,317)	(116,037,962)
Total distributions	(208,314,707)	(116,685,317)	(190,837,496)

Share transactions*:
Proceeds from sale of shares	1,475,817,740	115,993,004	362,831,748
Cost of shares redeemed	(185,928,158)	(226,378,184)	(640,998,130)
Net increase (decrease) in net assets resulting from share transactions	1,289,889,582	(110,385,180)	(278,166,382)
Total increase (decrease) in net assets	1,616,660,741	(188,122,921)	(445,669,219)
Net Assets, beginning of period	2,590,553,260	2,778,676,181	3,224,345,400
Net Assets, end of period	$4,207,214,001	$2,590,553,260	$2,778,676,181
*Transactions in capital shares:
Shares sold	59,300,000	4,600,000	14,400,000
Shares redeemed	(7,900,000)	(9,400,000)	(26,300,000)
Net increase (decrease)	51,400,000	(4,800,000)	(11,900,000)

(a)	The Fund changed its fiscal year-end from April 30 to December 31. The Period includes activity from May 1, 2024 through December 31, 2024.

See Notes to Financial Statements

54

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Mortgage REIT Income ETF
	Year Ended December 31, 2025	Period Ended December 31, 2024(a)	Year Ended April 30, 2024
Operations:
Net investment income	$32,436,835	$20,146,343	$23,290,638
Net realized loss	(15,808,775)	(25,273,187)	(17,394,242)
Net change in unrealized appreciation (depreciation)	19,906,335	24,541,341	9,541,624
Net increase in net assets resulting from operations	36,534,395	19,414,497	15,438,020
Distributions to shareholders from:
Distributable earnings	(31,969,592)	(18,288,440)	(23,290,638)
Return of capital	(9,106,273)	(5,850,010)	(2,175,757)
Total distributions	(41,075,865)	(24,138,450)	(25,466,395)

Share transactions*:
Proceeds from sale of shares	122,637,333	50,849,592	98,094,333
Cost of shares redeemed	(28,937,585)	(14,189,073)	(21,455,897)
Net increase in net assets resulting from share transactions	93,699,748	36,660,519	76,638,436
Total increase in net assets	89,158,278	31,936,566	66,610,061
Net Assets, beginning of period	287,979,104	256,042,538	189,432,477
Net Assets, end of period	$377,137,382	$287,979,104	$256,042,538
*Transactions in capital shares:
Shares sold	11,400,000	4,450,000	8,650,000
Shares redeemed	(2,700,000)	(1,250,000)	(1,900,000)
Net increase	8,700,000	3,200,000	6,750,000

(a)	The Fund changed its fiscal year-end from April 30 to December 31. The period includes activity from May 1, 2024 through December 31, 2024.

See Notes to Financial Statements

55

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Office and Commercial REIT ETF
	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income	$47,812	$38,992
Net realized gain	68,653	105,793
Net change in unrealized appreciation (depreciation)	(331,772)	32,329
Net increase (decrease) in net assets resulting from operations	(215,307)	177,114
Distributions to shareholders from:
Distributable earnings	(53,922)	(34,588)
Return of capital	(49,934)	(22,379)
Total distributions	(103,856)	(56,967)

Share transactions*:
Proceeds from sale of shares	2,050,001	1,659,528
Cost of shares redeemed	(2,047,087)	(786,927)
Net increase in net assets resulting from share transactions	2,914	872,601
Total increase (decrease) in net assets	(316,249)	992,748
Net Assets, beginning of year	2,150,321	1,157,573
Net Assets, end of year	$1,834,072	$2,150,321
*Transactions in capital shares:
Shares sold	50,000	40,000
Shares redeemed	(50,000)	(20,000)
Net increase	—	20,000

See Notes to Financial Statements

56

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Preferred Securities ex Financials ETF
	Year Ended December 31, 2025	Period Ended December 31, 2024(a)	Year Ended April 30, 2024
Operations:
Net investment income	$124,620,779	$87,260,197	$99,354,821
Net realized gain (loss)	5,413,393	(81,947,165)	(31,324,978)
Net change in unrealized appreciation (depreciation)	31,520,429	118,561,865	(4,235,878)
Net increase in net assets resulting from operations	161,554,601	123,874,897	63,793,965
Distributions to shareholders from:
Distributable earnings	(130,217,130)	(108,632,645)	(103,210,465)

Share transactions*:
Proceeds from sale of shares	493,740,702	380,527,666	610,528,274
Cost of shares redeemed	(397,617,918)	(82,936,239)	(42,538,023)
Net increase in net assets resulting from share transactions	96,122,784	297,591,427	567,990,251
Total increase in net assets	127,460,255	312,833,679	528,573,751
Net Assets, beginning of period	1,901,051,826	1,588,218,147	1,059,644,396
Net Assets, end of period	$2,028,512,081	$1,901,051,826	$1,588,218,147
*Transactions in capital shares:
Shares sold	28,050,000	21,450,000	35,350,000
Shares redeemed	(23,150,000)	(4,650,000)	(2,500,000)
Net increase	4,900,000	16,800,000	32,850,000

(a)	The Fund changed its fiscal year-end from April 30 to December 31. The period includes activity from May 1, 2024 through December 31, 2024.

See Notes to Financial Statements

57

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	AA-BB CLO ETF

	Year Ended December 31, 2025	Period Ended December 31, 2024 (a)

Net asset value, beginning of period	$50.61	$50.00
Net investment income (b)	3.41	0.95
Net realized and unrealized gain (loss) on investments	(0.02)	0.49
Total from investment operations	3.39	1.44
Distributions from:
Net investment income	(3.28)	(0.83)
Net realized capital gains	(0.06)	—
Total distributions	(3.34)	(0.83)
Net asset value, end of period	$50.66	$50.61
Total return (c)	6.92%	2.90%

Ratios to average net assets
Expenses	0.45%	0.45	%(d)
Net investment income	6.71%	6.93	%(d)
Supplemental data
Net assets, end of period (in millions)	$152	$61
Portfolio turnover rate (e)	47%	—%

(a)	For the period September 25, 2024 (commencement of operations) through December 31, 2024.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

58

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	BDC Income ETF
	Year Ended December 31, 2025	Period Ended December 31, 2024(a)		Year Ended April 30,
				2024	2023	2022	2021

Net asset value, beginning of period	$16.59	$16.64		$14.54	$16.76	$16.76	$10.75
Net investment income (b)	1.43	1.39		1.84	1.63	1.44	1.43
Net realized and unrealized gain (loss) on investments	(2.19)	(0.08)		2.04	(2.18)	(0.06)	6.02
Total from investment operations	(0.76)	1.31		3.88	(0.55)	1.38	7.45
Distributions from:
Net investment income	(0.97)	(1.35)		(1.78)	(1.63)	(1.38)	(1.44)
Return of capital	(0.70)	(0.01)		— (c)	(0.04)	—	— (c)
Total distributions	(1.67)	(1.36)		(1.78)	(1.67)	(1.38)	(1.44)
Net asset value, end of period	$14.16	$16.59		$16.64	$14.54	$16.76	$16.76
Total return (d)	(4.62)%	8.11%		28.03%	(2.60)%	8.23%	73.81%

Ratios to average net assets
Gross expenses (e)(f)	0.42%	0.42	%(g)	0.42%	0.42%	0.41%	0.46%
Net expenses (e)(f)	0.42%	0.42	%(g)	0.42%	0.42%	0.41%	0.41%
Net expenses excluding interest and taxes (e)(f)	0.40%	0.40	%(g)	0.40%	0.40%	0.40%	0.40%
Net investment income (e)	9.11%	12.55	%(g)	11.60%	10.75%	8.34%	10.57%
Supplemental data
Net assets, end of year (in millions)	$1,606	$1,369		$1,084	$577	$625	$412
Portfolio turnover rate (h)	28%	17%		12%	28%	29%	26%

(a)	The Fund changed its fiscal year-end from April 30 to December 31. The period includes activity from May 1, 2024 through December 31, 2024.
(b)	Calculated based upon average shares outstanding
(c)	Amount represents less than $0.005 per share.
(d)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(e)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(f)	Periods after April 30, 2021 reflect a unitary management fee structure.
(g)	Annualized
(h)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

59

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	China Bond ETF
	Year Ended December 31, 2025	Period Ended December 31, 2024(a)		Year Ended April 30,
				2024	2023	2022	2021

Net asset value, beginning of period	$21.99	$21.89		$22.86	$23.56	$24.07	$22.39
Net investment income (b)	0.38	0.29		0.51	0.57	0.66	0.73
Net realized and unrealized gain (loss) on investments	0.94	0.11		(0.79)	(0.76)	(0.40)	1.60
Total from investment operations	1.32	0.40		(0.28)	(0.19)	0.26	2.33
Distributions from:
Net investment income	(0.17)	—		—	— (c)	(0.76)	(0.65)
Return of capital	(0.21)	(0.30)		(0.69)	(0.51)	(0.01)	—
Total distributions	(0.38)	(0.30)		(0.69)	(0.51)	(0.77)	(0.65)
Net asset value, end of period	$22.93	$21.99		$21.89	$22.86	$23.56	$24.07
Total return (d)	6.04%	1.83%		(1.21)%	(0.80)%	1.02%	10.56%

Ratios to average net assets
Gross expenses	0.91%	1.16	%(e)	0.79%	0.51%	0.52%	0.68%
Net expenses	0.50%	0.50	%(e)	0.51%	0.51%	0.51%	0.50%
Net expenses excluding interest and taxes	0.50%	0.50	%(e)	0.50%	0.50%	0.50%	0.50%
Net investment income	1.68%	1.97	%(e)	2.31%	2.51%	2.69%	3.07%
Supplemental data
Net assets, end of year (in millions)	$18	$22		$24	$43	$130	$104
Portfolio turnover rate (f)	48%	72%		65%	10%	60%	17%

(a)	The Fund changed its fiscal year-end from April 30 to December 31. The period includes activity from May 1, 2024 through December 31, 2024.
(b)	Calculated based upon average shares outstanding
(c)	Amount represents less than $0.005 per share.
(d)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(e)	Annualized
(f)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

60

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	CLO ETF

	Year Ended December 31,			Period Ended December 31,
	2025	2024	2023	2022 (a)

Net asset value, beginning of period	$52.78	$52.19	$50.48	$50.00
Net investment income (b)	2.97	3.52	3.32	1.18
Net realized and unrealized gain (loss) on investments	(0.02)	0.61	1.32	0.43
Total from investment operations	2.95	4.13	4.64	1.61
Distributions from:
Net investment income	(2.93)	(3.42)	(2.93)	(1.13)
Net realized capital gains	(0.03)	(0.12)	—	—
Total distributions	(2.96)	(3.54)	(2.93)	(1.13)
Net asset value, end of period	$52.77	$52.78	$52.19	$50.48
Total return (c)	5.74%	8.13%	9.40%	3.26%

Ratios to average net assets
Expenses	0.39%	0.40%	0.40%	0.40	%(d)
Net investment income	5.61%	6.65%	6.38%	4.43	%(d)
Supplemental data
Net assets, end of period (in millions)	$1,324	$792	$235	$25
Portfolio turnover rate (e)	39%	68%	59%	15%

(a)	For the period June 22, 2022 (commencement of operations) through December 31, 2022.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

61

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	International High Yield Bond ETF
	Year Ended December 31, 2025	Period Ended December 31, 2024(a)		Year Ended April 30,
				2024	2023	2022	2021

Net asset value, beginning of period	$20.56	$20.29		$20.02	$20.90	$25.71	$22.21
Net investment income (b)	1.16	0.75		1.06	0.96	1.02	1.13
Net realized and unrealized gain (loss) on investments	1.41	0.31		0.33	(0.85)	(4.78)	3.54
Total from investment operations	2.57	1.06		1.39	0.11	(3.76)	4.67
Distributions from:
Net investment income	(1.17)	(0.63)		(0.88)	(0.89)	(1.05)	(1.10)
Return of capital	—	(0.16)		(0.24)	(0.10)	—	(0.07)
Total distributions	(1.17)	(0.79)		(1.12)	(0.99)	(1.05)	(1.17)
Net asset value, end of period	$21.96	$20.56		$20.29	$20.02	$20.90	$25.71
Total return (c)	12.72%	5.23%		7.13%	0.78%	(15.07)%	21.30%

Ratios to average net assets
Gross expenses (d)	0.40%	0.41	%(e)	0.40%	0.40%	0.40%	0.56%
Net expenses (d)	0.40%	0.41	%(e)	0.40%	0.40%	0.40%	0.40%
Net expenses excluding interest and taxes (d)	0.40%	0.40	%(e)	0.40%	0.40%	N/A	N/A
Net investment income	5.33%	5.33	%(e)	5.27%	4.89%	4.21%	4.54%
Supplemental data
Net assets, end of year (in millions)	$48	$23		$30	$66	$79	$100
Portfolio turnover rate (f)	36%	19%		31%	22%	25%	33%

(a)	The Fund changed its fiscal year-end from April 30 to December 31. The period includes activity from May 1, 2024 through December 31, 2024.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Periods after April 30, 2021 reflect a unitary management fee structure.
(e)	Annualized
(f)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

62

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	J.P. Morgan EM Local Currency Bond ETF
	Year Ended December 31, 2025	Period Ended December 31, 2024(a)		Year Ended April 30,
				2024	2023	2022	2021

Net asset value, beginning of period	$23.21	$23.87		$25.13	$25.33	$31.14	$29.36
Net investment income (b)	1.57	1.02		1.52	1.43	1.47	1.55
Net realized and unrealized gain (loss) on investments	2.56	(0.66)		(1.25)	(0.21)	(5.84)	1.78
Total from investment operations	4.13	0.36		0.27	1.22	(4.37)	3.33
Distributions from:
Net investment income	(1.06)	—		(0.60)	(0.18)	(0.77)	(0.01)
Return of capital	(0.47)	(1.02)		(0.93)	(1.24)	(0.67)	(1.54)
Total distributions	(1.53)	(1.02)		(1.53)	(1.42)	(1.44)	(1.55)
Net asset value, end of period	$25.81	$23.21		$23.87	$25.13	$25.33	$31.14
Total return (c)	18.21%	1.43%		1.03%	5.16%	(14.56)%	11.40%

Ratios to average net assets
Gross expenses	0.31%	0.31	%(d)	0.31%	0.31%	0.32%	0.31%
Net expenses	0.30%	0.30	%(d)	0.30%	0.30%	0.30%	0.30%
Net investment income	6.30%	6.26	%(d)	6.10%	5.87%	5.00%	4.92%
Supplemental data
Net assets, end of year (in millions)	$4,207	$2,591		$2,779	$3,224	$3,073	$3,380
Portfolio turnover rate (e)	26%	25%		37%	29%	33%	40%

(a)	The Fund changed its fiscal year-end from April 30 to December 31. The period includes activity from May 1, 2024 through December 31, 2024.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

63

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Mortgage REIT Income ETF
	Year Ended December 31, 2025	Period Ended December 31, 2024(a)		Year Ended April 30,
				2024	2023	2022	2021

Net asset value, beginning of period	$10.61	$10.69		$11.01	$15.23	$19.45	$11.42
Net investment income (b)	1.10	0.80		1.17	1.21	0.76	0.86
Net realized and unrealized gain (loss) on investments	0.15	0.05		(0.22)	(3.82)	(3.44)	8.49
Total from investment operations	1.25	0.85		0.95	(2.61)	(2.68)	9.35
Distributions from:
Net investment income	(1.04)	(0.70)		(1.16)	(1.21)	(0.79)	(0.83)
Return of capital	(0.30)	(0.23)		(0.11)	(0.40)	(0.75)	(0.49)
Total distributions	(1.34)	(0.93)		(1.27)	(1.61)	(1.54)	(1.32)
Net asset value, end of period	$10.52	$10.61		$10.69	$11.01	$15.23	$19.45
Total return (c)	12.73%	7.88%		8.59%	(16.95)%	(14.74)%	85.71%

Ratios to average net assets
Gross expenses (d)	0.43%	0.42	%(e)	0.43%	0.43%	0.41%	0.49%
Net expenses (d)	0.43%	0.42	%(e)	0.43%	0.43%	0.41%	0.41%
Net expenses excluding interest and taxes (d)	0.40%	0.40	%(e)	0.40%	0.40%	0.40%	0.40%
Net investment income	10.35%	10.44	%(e)	10.40%	9.30%	4.15%	5.55%
Supplemental data
Net assets, end of year (in millions)	$377	$288		$256	$189	$211	$310
Portfolio turnover rate (f)	20%	26%		16%	19%	12%	31%

(a)	The Fund changed its fiscal year-end from April 30 to December 31. The period includes activity from May 1, 2024 through December 31, 2024.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Periods after April 30, 2021 reflect a unitary management fee structure.
(e)	Annualized
(f)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

64

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Office and Commercial REIT ETF

	Year Ended December 31,		Period Ended December 31,
	2025	2024	2023 (a)

Net asset value, beginning of period	$43.01	$38.59	$35.14
Net investment income (b)	0.85	1.22	0.51
Net realized and unrealized gain (loss) on investments	(5.29)	4.83	3.61
Total from investment operations	(4.44)	6.05	4.12
Distributions from:
Net investment income	(0.98)	(0.85)	(0.58)
Net realized capital gains	—	(0.15)	(0.09)
Return of capital	(0.91)	(0.63)	—
Total distributions	(1.89)	(1.63)	(0.67)
Net asset value, end of period	$36.68	$43.01	$38.59
Total return (c)	(10.37)%	16.24%	11.70%

Ratios to average net assets
Expenses	0.51%	0.52%	0.50	%(d)
Expenses excluding interest and taxes	0.50%	0.50%	0.50	%(d)
Net investment income	2.15%	3.07%	5.40	%(d)
Supplemental data
Net assets, end of period (in millions)	$2	$2	$1
Portfolio turnover rate (e)	13%	17%	1%

(a)	For the period September 20, 2023 (commencement of operations) through December 31, 2023.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

65

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Preferred Securities ex Financials ETF
	Year Ended December 31, 2025	Period Ended December 31, 2024(a)		Year Ended April 30,
				2024	2023	2022	2021

Net asset value, beginning of period	$17.26	$17.01		$17.51	$19.15	$20.97	$18.23
Net investment income (b)	1.14	0.85		1.29	1.12	1.01	0.98
Net realized and unrealized gain (loss) on investments	0.42	0.43		(0.45)	(1.62)	(1.68)	2.72
Total from investment operations	1.56	1.28		0.84	(0.50)	(0.67)	3.70
Distributions from:
Net investment income	(1.19)	(1.03)		(1.34)	(1.14)	(1.13)	(0.96)
Return of capital	—	—		—	—	(0.02)	—
Total distributions	(1.19)	(1.03)		(1.34)	(1.14)	(1.15)	(0.96)
Net asset value, end of period	$17.63	$17.26		$17.01	$17.51	$19.15	$20.97
Total return (c)	9.44%	7.57%		5.04%	(2.50)%	(3.61)%	20.78%

Ratios to average net assets
Gross expenses (d)	0.40%	0.40	%(e)	0.40%	0.41%	0.40%	0.43%
Net expenses (d)	0.40%	0.40	%(e)	0.40%	0.41%	0.40%	0.40%
Net expenses excluding interest and taxes (d)	0.40%	0.40	%(e)	0.40%	0.40%	0.40%	0.40%
Net investment income	6.60%	7.14	%(e)	7.55%	6.28%	4.79%	4.97%
Supplemental data
Net assets, end of year (in millions)	$2,029	$1,901		$1,588	$1,060	$1,002	$948
Portfolio turnover rate (f)	31%	30%		27%	27%	37%	36%

(a)	The Fund changed its fiscal year-end from April 30 to December 31. The period includes activity from May 1, 2024 through December 31, 2024.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Periods after April 30, 2021 reflect a unitary management fee structure.
(e)	Annualized
(f)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

66

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2025

Note 1—Fund Organization

VanEck ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust. These financial statements relate only to the investment portfolios listed in the diversification table below (each a “Fund” and, collectively, the “Funds”). Van Eck Associates Corporation (the “Adviser”) serves as the investment adviser for the Funds.

Fund	Diversification Classification

AA-BB CLO ETF (“AA-BB CLO”)	Non-Diversified
BDC Income ETF (“BDC Income”)	Diversified
China Bond ETF (“China Bond”)	Non-Diversified
CLO ETF (“CLO”)	Non-Diversified
International High Yield Bond ETF (“International High Yield”)	Diversified
J.P. Morgan EM Local Currency Bond ETF (“J.P. Morgan EM”)	Non-Diversified
Mortgage REIT Income ETF (“Mortgage REIT”)	Non-Diversified
Office and Commercial REIT ETF (“Office and Commercial REIT”)	Non-Diversified
Preferred Securities ex Financials ETF (“Preferred Securities”)	Non-Diversified

Each Fund’s investment objective, except for AA-BB CLO ETF and CLO ETF, is to replicate as closely as possible, before fees and expenses, the price and yield performance of its index which are listed in the table below.

Fund	Index

BDC Income	MVIS® US Business Development Companies Index
China Bond	FTSE Chinese Broad Bond 0-10 Years Diversified Select Index
International High Yield	ICE BofA Global ex-US Issuers High Yield Constrained Index
J.P. Morgan EM	J.P. Morgan GBI-EM Global Core Index
Mortgage REIT	MVIS® US Mortgage REITs Index
Office and Commercial REIT	MarketVector™ US Listed Office and Commercial REITs Index
Preferred Securities	ICE Exchange-Listed Fixed & Adjustable Rate Non-Financial Preferred Securities Index

The AA-BB CLO ETF and CLO ETF are actively managed exchange-traded funds that seek capital preservation and current income by primarily investing in investment-grade debt tranches of collateralized loan obligations (“CLOs”). The China Bond, International High Yield, and J.P. Morgan EM funds expect to use a sampling approach in seeking to achieve their objectives. Sampling means that the Adviser uses quantitative analysis to select bonds and other securities that represent a sample of securities in the index in terms of key risk factors, performance attributes and other characteristics. The number of securities in each Fund will be based upon several factors, including asset size of the Fund. The Adviser generally expects each Fund to hold less than the total number of securities in the index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective. China Bond seeks to achieve its investment objective by primarily investing in RMB bonds through Bond Connect. BDC Income, Mortgage REIT, Office and Commercial REIT and Preferred Securities each seek to achieve their investment objective through a portfolio of securities in substantially the same weighting as their index. BDC Income may invest in swaps and other types of derivative instruments that have investment exposure to BDCs, including swaps on the benchmark index and/or swaps on the components that comprise the benchmark index. BDC Income may also invest in exchange-traded notes.

Van Eck Associates Corp. (“VEAC”) serves as the investment adviser for the Funds, except for BDC Income. Van Eck Absolute Return Advisers Corporation (“VEARA”) serves as the investment adviser to BDC Income. VEAC and VEARA are collectively referred to as the “Adviser”. PineBridge Investments LLC (“PineBridge” or the “Sub-Adviser”) is a Sub-Adviser for the AA-BB CLO ETF and CLO ETF. On December 30, 2025, PineBridge was acquired by MetLife, Inc. (“MetLife”) and is now part of MetLife Investment Management, the institutional

67

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

Note 1—Fund Organization (continued)

asset management business of MetLife. There have been no changes to the investment staff of PineBridge that provide services to the Funds, as well as to each Fund’s portfolio managers, investment philosophy or principal investment strategies and risks, in connection with the transaction.

Note 2—Significant Accounting Policies

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies.

The following summarizes the Funds’ significant accounting policies.

A.    Security Valuation

The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy. Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Swap contracts are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the net

68

Note 2—Significant Accounting Policies (continued)

A.    Security Valuation (continued)

change in value, if any, is regarded as an unrealized gain or loss and is categorized as Level 2 in the fair value hierarchy.

The Funds’ Board of Trustees (the “Trustees”) has designated the Adviser as valuation designee to perform the Funds’ fair value determinations, subject to board oversight and certain reporting and other requirements. The Adviser has adopted policies and procedures reasonably designed to comply with the requirements.  Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee of the Adviser convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.    Federal Income Taxes

It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

C.    Distributions to Shareholders

Dividends to shareholders from net investment income, if any, are declared and paid monthly by each fund (except BDC Income, Mortgage REIT, and Office and Commercial REIT which are declared and paid quarterly). Distributions of net realized capital gains, if any, are declared and paid annually. Income dividends, capital gain distributions and return of capital distributions, if any, are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP, due to recharacterization for tax purposes. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital. A portion of a dividend may be reclassified as a tax return of capital upon the final determination of the Fund’s taxable income which can only be determined after the Fund’s fiscal year end.

D.    Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized

69

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

Note 2—Significant Accounting Policies (continued)

D.    Currency Translation (continued)

gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statements of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

E.    Restricted Securities

The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included in the Schedules of Investments.

F.    Use of Derivative Instruments

The Funds may invest in derivative instruments. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as OTC derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. GAAP requires enhanced disclosures about the Fund’s derivative instruments and hedging activities. Details of this disclosure are found below as well as in the Schedule of Investments.

Total Return Swaps

The BDC Income ETF enters into total return swaps in order take a “long” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty. Documentation governing the Fund’s swap transactions may contain provisions for early termination of a swap in the event the net assets of the Fund decline below specific levels set forth in the documentation (“net asset contingent features”). If these levels are triggered, the Fund’s counterparty has the right to terminate the swap and require the Fund to pay or receive a settlement amount in connection with the terminated swap transaction. The total return swap position held by the Fund at December 31, 2025 is reflected in the Fund’s Schedule of Investments.

During the year ended December 31, 2025, the BDC Income ETF held total return swap contracts with average monthly notional amount of $349,694,648.

70

Note 2—Significant Accounting Policies (continued)

F.    Use of Derivative Instruments (continued)

At December 31, 2025, the BDC Income ETF held the following derivatives:

Liabilities Derivatives
Equity Risk
BDC Income
Swap contracts[1]	$6,852,783

1   Statement of Assets and Liabilities location: Total return swap contracts, at value

The impact of transactions in derivative instruments during the year ended December 31, 2025 was as follows:

Equity Risk
BDC Income
Realized loss:
Swap contracts[1]	$(35,409,974)
Net change in unrealized appreciation (depreciation):
Swap contracts[2]	(6,937,639)

1   Statement of Operations location: Net realized gain (loss) on swap contracts

2   Statement of Operations location: Net change in unrealized appreciation (depreciation) on swap contracts

G.    Offsetting Assets and Liabilities

In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may receive cash and or securities as collateral for securities lending. In general, collateral received exceeds the net amount of the unrealized gain/loss or market value of financial instruments. For financial reporting purposes, the Funds present securities lending assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Cash collateral received for securities lending held in the form of money market fund investments, if any, at December 31, 2025 is presented in the Schedules of Investments and in the Statements of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

The table below presents both gross and net information about the derivative instruments eligible for offset in the Statements of Assets and Liabilities subject to a master netting or similar agreements, as well as financial collateral received or pledged (including cash collateral) as of December 31, 2025. The total amount of collateral reported, if any, is limited to the net amounts of financial assets and liabilities presented in the Statements of Assets and Liabilities for the respective financial instruments. In general, collateral received or pledged exceeds the net amount of the unrealized gain/loss or market value of financial instruments.

71

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

Note 2—Significant Accounting Policies (continued)

G.    Offsetting Assets and Liabilities (continued)

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments and Cash Collateral Received	Net Amount
BDC Income
Total return swap contracts	$6,852,783	$—	$6,852,783	$—	$6,852,783

H.    Segment Reporting

The Funds’ Chief Financial Officer and the Funds’ Treasurer act as the Funds’ chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, with a defined investment strategy which is executed by the Adviser. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

I.    Other

Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Interest income, including amortization of premiums and discounts, is accrued using the effective interest method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date.

The Funds earn interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statements of Operations.

The character of distributions received from certain investments may be comprised of net investment income, capital gains, and return of capital. It is the Funds’ policy to estimate the character of distributions received from these investments based on historical data if actual amounts are not available. After each calendar year end, these investments report the actual tax character of distributions. Differences between the estimated and actual amounts are reflected in the Funds’ records in the year in which they are reported by adjusting the related cost basis of investments, capital gains and income, as necessary.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements

The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets.

The Funds listed in the table below utilize a unitary management fee structure where the Adviser will pay all Fund expenses, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses. The unitary management fee rates for the year ended December 31, 2025 are as follows:

72

Note 3—Investment Management and Other Agreements (continued)

Fund	Management Fees
AA-BB CLO ETF	0.45%
BDC Income	0.40
CLO ETF	0.36	*
International High Yield	0.40
Mortgage REIT	0.40
Office and Commercial REIT ETF	0.50
Preferred Securities	0.40

*Prior to September 8, 2025 the management fee rate was 0.40%

For the Funds listed below, the management fee rates and expense limitations for the year ended December 31, 2025 are as follows:

Fund	Management Fees	Expense Limitations
China Bond	0.40%	0.50%
J.P. Morgan EM	0.27	0.30

The Adviser has agreed, until at least May 1, 2026, to waive management fees and assume expenses to prevent each Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding their expense limitations.

Refer to the Statements of Operations for amounts assumed by the Adviser for the year ended December 31, 2025.

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ distributor (the “Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4—Capital Share Transactions

As of December 31, 2025, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”).

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including, for the benefit of the Funds, a requirement to maintain cash collateral on deposit at the custodian equal to at least 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to the transfer agent. In addition, the Funds may impose variable fees on the purchase or redemption of Creation

73

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

Note 4—Capital Share Transactions (continued)

Units for cash, or on transactions effected outside the clearing process, to defray certain transaction costs. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

Note 5—Investments

For the year ended December 31, 2025, purchases and sales of investments (excluding short-term investments and in-kind capital share transactions) and the purchases and sales of investments resulting from in-kind capital share transactions (excluding short-term investments and U.S. government obligations) were as follows:

			In-Kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
AA-BB CLO ETF	$128,385,533	$50,655,368	$5,007,295	$—
BDC Income	504,893,774	342,394,722	—	231,787,387
China Bond	8,478,213	9,763,284	—	—
CLO ETF	845,461,593	402,530,399	80,530,909	89,226,817
International High Yield	14,675,131	12,869,269	25,321,142	4,239,388
J.P. Morgan EM	1,512,502,310	837,620,250	632,604,126	99,489,401
Mortgage REIT	64,326,648	65,902,846	122,588,508	29,290,560
Office and Commercial REIT ETF	282,515	1,239,221	2,049,633	1,093,211
Preferred Securities	586,343,450	573,427,496	478,443,203	392,572,010

Note 6—Income Taxes

As of December 31, 2025, for Federal income tax purposes, the identified tax cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AA-BB CLO ETF	$149,779,206	$445,143	$(434,665)	$10,478
BDC Income	2,040,725,421	31,960,694	(173,430,669)	(141,469,975)
China Bond	17,634,291	534,990	(190,785)	344,205
CLO ETF	1,304,481,795	2,430,610	(273,017)	2,157,593
International High Yield	47,161,232	1,552,707	(1,092,499)	460,208
J.P. Morgan EM	4,059,931,445	228,128,740	(153,991,340)	74,137,400
Mortgage REIT	455,642,055	20,962,300	(40,951,775)	(19,989,475)
Office and Commercial REIT ETF	2,045,879	31,873	(211,791)	(179,918)
Preferred Securities	2,104,969,312	116,233,083	(99,467,734)	16,765,349

As of December 31, 2025, the components of total distributable earnings (loss) on a tax basis, for each Fund, were as follows:

Fund	Undistributed Ordinary Income	(Accumulated Capital Losses^)/ Undistributed Capital Gains	Post-October Losses Deferred*	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Distributable Earnings (Loss)
AA-BB CLO ETF	$961	$–	$(4,786)	$–	$10,478	$6,653
BDC Income	–	(138,555,179)	–	6,843,387	(148,322,758)	(280,034,550)
China Bond	–	(241,464)	–	(1,861)	348,376	105,051
CLO ETF	64,021	189,569	–	–	2,157,593	2,411,183
International High Yield	46,240	(18,924,621)	–	(33,695)	465,492	(18,446,584)

J.P. Morgan EM	–	(486,143,199)	(5,038,200)	17,667,607	74,234,473	(399,279,319)
Mortgage REIT	–	(163,494,982)	–	2,308,787	(19,989,475)	(181,175,670)
74

Note 6—Income Taxes (continued)

Fund	Undistributed Ordinary Income	(Accumulated Capital Losses^)/ Undistributed Capital Gains	Post-October Losses Deferred*	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Distributable Earnings (Loss)
Office and Commercial REIT ETF	$–	$(145,615)	$–	$2,806	$(179,918)	$(322,727)
Preferred Securities	2,391,180	(240,641,667)	–	(460,000)	16,765,349	(221,945,138)

^ These accumulated capital losses are available to offset future capital gains and have an unlimited expiration.

* Post-October losses represent certain ordinary, specified and/or capital losses incurred after October 31, 2025. These losses are deemed to arise on the first day of the funds’ next taxable year.

The tax character of distributions paid to shareholders was as follows:

	December 31, 2025			December 31, 2024
Fund	Ordinary Income*	Long-Term Capital Gains	Return of Capital	Ordinary Income*	Long-Term Capital Gains	Return of Capital
AA-BB CLO ETF	$7,740,860	$–	$–	$889,820	$–	$–
BDC Income	98,652,381	–	71,762,469	100,652,127	–	534,358
China Bond	139,605	–	176,385	–	–	312,780
CLO ETF	61,171,503	697,067	–	30,059,570	556,500	–
International High Yield	2,039,590	–	–	762,590	–	190,340
J.P. Morgan EM	144,597,007	–	63,717,700	–	–	116,685,317
Mortgage REIT	31,969,592	–	9,106,273	18,288,440	–	5,850,010
Office and Commercial REIT ETF	53,922	–	49,934	34,093	495	22,379
Preferred Securities	130,217,130	–	–	108,632,645	–	–

*Includes short-term capital gains (if any)

During the year ended December 31, 2025, as a result of permanent book to tax differences, primarily due to the tax treatment of in-kind redemptions, the Funds incurred differences that affected total distributable earnings (loss) and aggregate paid in capital by the amounts in the table below. Net assets were not affected by these reclassifications.

Fund	Increase (Decrease) in Total Distributable Earnings (Loss)	Increase (Decrease) in Aggregate Paid in Capital
BDC Income	$(19,525,179)	$19,525,179
CLO ETF	(288,491)	288,491
International High Yield	171,632	(171,632)
J.P. Morgan EM	6,217,862	(6,217,862)
Mortgage REIT	(1,764,890)	1,764,890
Office and Commercial REIT ETF	(215,311)	215,311
Preferred Securities	(42,515,034)	42,515,034

Realized gains or losses attributable to fluctuations in foreign exchange rates on investments and other foreign currency denominated assets and liabilities result in permanent book to tax differences, which may affect the tax character of distributions and undistributed net investment income at the end of the Funds’ fiscal year and may result in a tax return of capital.

75

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

Note 6—Income Taxes (continued)

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, the Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended December 31, 2025 the Funds did not incur any interest or penalties.

Investments in China:

China generally imposes withholding tax (“WHT”) at a rate of 10% (which may be reduced by the double taxation agreement/arrangement) on interest income derived by nonresidents in the Chinese corporate bond market, including Qualified Foreign Institutional Investors (“QFII”), Renminbi Qualified Foreign Institutional Investors (“RQFIIs”) and investors in the China Bond Connect Program.

On November 7, 2018, the People’s Republic of China (“PRC”) issued guidance (Circular 108) clarifying that nonresidents (including QFIIs, and RQFIIs) are exempted from withholding income tax and value added tax (“VAT”) with respect to bond interest income derived in the Chinese domestic bond market from November 7, 2018 to November 6, 2021. On November 26, 2021, the PRC Ministry of Finance and PRC State Taxation Administration (“STA”) jointly issued Caishui [2021] No. 34 (“Circular 34”) to formally extend the tax exemption period provided in Circular 108 to December 31, 2025. On January 15, 2026, STA [2026] No.5, extended the Corporate Income Tax (“CIT”) and VAT exemption treatment for the foreign institutions’ bond interest income derived from their investment into the domestic bond market of Mainland China from January 1, 2026 to December 31, 2027.

Additionally, under the PRC Corporate Income Tax regime, China also imposes WHT at a rate of 10% (subject to treaty relief) on PRC-sourced capital gains derived by nonresident enterprises, provided that the nonresident enterprises (i) do not have places of business, establishments or permanent establishments in the PRC; and (ii) are not PRC tax resident enterprises. However, capital gains derived by a nonresident pursuant to an RQFII license and investments through the China Bond Connect Program from the transfer of bonds issued by PRC entities are considered to be non PRC-sourced and therefore not subject to WHT.

PRC rules for taxation of RQFIIs (and QFIIs) and investment through the China Bond Connect Program are evolving and future tax guidance issued by the PRC State Administration of Taxation and/or PRC Ministry of Finance may apply retroactively regarding the tax treatment of capital gains derived from the transfer of Chinese bonds by nonresidents, even if such rules are adverse to China Bond and J.P. Morgan EM and their shareholders. If the PRC tax authorities were to issue differing formal guidance or tax rules regarding capital gains from Chinese Bonds to RQFIIs, which is the former sub-adviser in this case, and begin collecting capital gains tax, China Bond could be subject to a tax liability via the former sub-adviser. If the PRC tax authorities were to issue differing formal guidance or tax rules regarding capital gains from Chinese Bond investments made through the Bond Connect Program, and begin collecting capital gains tax, China Bond and J.P. Morgan EM could be subject to a tax liability. The impact of any such tax liability on the return for China Bond and J.P. Morgan EM could be substantial.

In December 2023, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific information regarding income taxes paid. The new

76

Note 6—Income Taxes (continued)

disclosures are effective for funds with fiscal years beginning after December 15, 2024. Management has determined that no additional disclosures are required for the Funds included in this report, since the Funds pay no federal income taxes and have immaterial amounts of state, local and foreign taxes.

Note 7—Principal Risks

Non-diversified funds generally hold securities of fewer issuers than diversified funds (See Note 1) and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse economic developments and political conflicts, or natural or other disasters.

The Funds (except BDC Income, China Bond, Mortgage REIT, Office and Commercial REIT and Preferred Securities) may directly or indirectly invest in non-investment grade securities, often referred to as “junk bonds.” Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. These high yield securities may involve greater risks and considerations not typically associated with investing in U.S. government bonds and other high quality fixed-income securities. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid to the extent that there is no established retail secondary market. These Funds may not be able to sell bonds at desired prices and large purchases or sales of certain high-yield bond issues may cause substantial fluctuations in share price, yield and total return.

The AA-BB CLO and CLO assets are concentrated in CLO securities, organized as trusts or other special purpose vehicles that are typically collateralized by a pool of loans which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may individually be rated below investment grade or equivalent unrated loans, and including “covenant lite” loans, which have few or no financial maintenance covenants. CLOs include both the economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments. The degree of such risk will generally correspond to the specific tranche in which the Funds are invested. The Funds invest primarily in investment grade-rated tranches of CLOs; however, the rating does not constitute a guarantee of credit quality and may be downgraded, and in stressed market environments it is possible that even senior CLO debt tranches could experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of the subordinated/ equity tranches, market anticipation of defaults, as well as negative market sentiment with respect to CLO securities as an asset class. The Funds’ portfolio managers may not be able to accurately predict how specific CLOs or the portfolio of underlying loans for such CLO securities will react to changes or stresses in the market, including changes in interest rates. The most common risks associated with investing in CLO securities are liquidity risk, interest rate risk, credit risk, call risk, and the risk of default of the underlying asset. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction of income received from floating rate securities held by a Fund and may adversely affect the value of a Fund’s shares. Generally, floating rate securities carry lower yields than fixed notes of the same maturity.

BDC Income invests in business development companies which generally invest in less mature private companies or thinly traded U.S. public companies which involve greater risk than well-established publicly traded companies. BDC Income may invest in total return swap agreements that provide economic exposure to the investment returns of underlying BDC companies. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Derivative

77

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

Note 7—Principal Risks (continued)

strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security.

China Bond, International High Yield, and J.P. Morgan EM invest in foreign securities. Investments in foreign securities may involve a greater degree of risk than investments in domestic securities due to political, economic or social instability. Foreign investments may also be subject to foreign taxes and settlement delays. Since the Funds may have significant investments in foreign debt securities, they may be subject to greater credit and interest risks and greater currency fluctuations than portfolios with significant investments in domestic debt securities. Should the Chinese government impose restrictions on the ability of China Bond to repatriate funds associated with direct investment in bonds issued in the PRC, the Fund may be unable to satisfy distribution requirements applicable to regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and the Fund may therefore be subject to Fund-level U.S. federal taxes.

Should the Chinese government impose restrictions on the ability of China Bond to repatriate funds associated with direct investment in bonds issued in the PRC, the Fund may be unable to satisfy distribution requirements applicable to regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and the Fund may therefore be subject to Fund-level U.S. federal taxes.

Mortgage REIT invests directly in mortgage real estate investment trusts (“mortgage REITs”) and is exposed to the risks specific to the real estate market as well as the risks that relate specifically to the way in which mortgage REITs are organized and operated. Mortgage REITs receive principal and interest payments from the owners of the mortgaged properties. Accordingly, mortgage REITs are subject to the credit risk of the borrowers to whom they extend credit. To the extent that a mortgage REIT invests in mortgage-backed securities, it may be subject to default risk or interest rate risk. Mortgage REIT may invest in mortgage REITs that may trade at a discount or premium to their net asset value.

Office and Commercial REIT invests in office and commercial real estate companies and is exposed to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which Real Estate Investment Trusts (“REITs”) are organized and operated. REITs generally invest directly in real estate, in mortgages or in some combination of the two. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type.

Preferred Securities invests in preferred securities which are essentially contractual obligations that declare distributions but permit the issuer to defer or suspend distributions. For tax purposes, this may require the Fund to account for the distribution that has been deferred or suspended, even though it may not have received this income. Preferred securities are also subject to credit risk. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely distributions of dividends. In addition, preferred securities are subject to interest rate risk. Preferred securities interest rates may move in an inverse direction to that of general interest rates. Preferred Securities may invest directly in real estate investment trusts (“REITs”) and is exposed to the risk of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. REITs generally invest directly in real estate, in mortgages or in some combination of the two. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs may also be subject to heavy cash flow dependency, default by borrowers and self-liquidation.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

78

Note 8—Trustee Deferred Compensation Plan

The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

A unitary management fee was adopted on May 1, 2021, for BDC Income, International High Yield, Mortgage REIT, and Preferred Securities. For these Funds, the liability for the Plan shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities represents amounts accrued through April 30, 2021.

For China Bond and J.P. Morgan EM, the expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations, and the liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities. AA-BB CLO ETF, CLO ETF and Office and Commercial REIT ETF commenced operations with a unitary management fee and therefore bear no costs or liabilities relative to the Plan.

Note 9—Securities Lending

To generate additional income, the Funds, excluding the AA-BB ETF and the CLO ETF, may lend securities pursuant to a securities lending agreement with the securities lending agent. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statements of Operations. Cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Fund’s Schedules of Investments or Statements of Assets and Liabilities as it is held by the agent on behalf of the Funds. The Funds do not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at December 31, 2025, is presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. The following is a summary of the Funds’ securities on loan and related collateral as of December 31, 2025:

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
BDC Income	$441,105,337	$288,549,931	$171,340,115	$459,890,046
International High Yield	547,900	571,687	2,993	574,680
J.P. Morgan EM	9,873,846	10,336,646	–	10,336,646
Mortgage REIT	102,807,817	58,177,789	48,620,758	106,798,547
Office and Commercial REIT ETF	388,144	24,846	381,093	405,939
Preferred Securities	144,990,489	97,300,456	52,276,317	149,576,773

The following table presents money market fund investments held as collateral by type of security on loan as of December 31, 2025:

79

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

Note 9—Securities Lending (continued)

	Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statements of Assets and Liabilities
Fund	Corporate Bonds	Equity Securities	Government Obligations
BDC Income	$–	$288,549,931	$–
International High Yield	571,687	–	–
J.P. Morgan EM	–	–	10,336,646
Mortgage REIT	–	58,177,789	–
Office and Commercial REIT ETF	–	24,846	–
Preferred Securities	–	97,300,456	–

*	Remaining contractual maturity: overnight and continuous

Note 10—Bank Line of Credit

The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds based on prevailing market rates in effect at the time of borrowings. During the year ended December 31, 2025, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
BDC Income	125	$11,802,168	5.59%
CLO ETF	5	962,724	5.68
International High Yield	2	160,703	5.56
J.P. Morgan EM	85	4,353,044	5.65
Mortgage REIT	150	3,389,736	5.57
Preferred Securities	102	1,315,511	5.64

Outstanding loan balances as of December 31, 2025, if any, are reflected in the Statements of Assets and Liabilities.

80

VANECK ETF TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of VanEck ETF Trust and Shareholders of each of the nine funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (nine of the funds constituting VanEck ETF Trust, hereafter collectively referred to as the “Funds”) as of December 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of December 31, 2025, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Funds

VanEck AA-BB CLO ETF (1)	VanEck J.P. Morgan EM Local Currency Bond ETF (2)
VanEck BDC Income ETF (2)	VanEck Mortgage REIT Income ETF (2)
VanEck China Bond ETF (2)	VanEck Office and Commercial REIT ETF (3)
VanEck CLO ETF (3)	VanEck Preferred Securities ex Financials ETF (2)
VanEck International High Yield Bond ETF (2)

(1) Statement of operations for the year ended December 31, 2025, and statement of changes in net assets for the year ended December 31, 2025 and the period September 25, 2024 (commencement of operations) through December 31, 2024

(2) Statement of operations for the year ended December 31, 2025, and statement of changes in net assets for the year ended December 31, 2025, the period May 1, 2024 through December 31, 2024 and for the year ended April 30, 2024

(3) Statement of operations for the year ended December 31, 2025 and statement of changes in net assets for the years ended December 31, 2025 and 2024

The financial statements of the Funds (except for VanEck AA-BB CLO ETF, VanEck CLO ETF, and VanEck Office and Commercial REIT ETF) as of and for the year or period ended April 30, 2022, and the financial highlights for each of the periods ended on April 30, 2022 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated June 23, 2022, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the

81

VANECK ETF TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued)

financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

February 26, 2026

We have served as the auditor of one or more investment companies in the VanEck Funds complex since 2022.

82

VANECK ETF TRUST

TAX INFORMATION

(unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended December 31, 2025. Please consult your tax advisor for proper treatment of this information:

Fund Name	Ticker Symbol	Payable Date	Total Distribution Per Share	Income Dividends	Foreign Taxes Paid (a)	Total Ordinary Income Dividends	Foreign Source Income as a % of Total Ordinary Income (a)	Long- Term Capital Gains	Return of Capital (b)
AA-BB CLO ETF	CLOB	Monthly	$3.3477	$3.3477	$-	$3.3477	-%	$-	$-
BDC Income	BIZD	Quarterly	1.6708	0.9672	-	0.9672	-	-	0.7036
China Bond	CBON	Monthly	0.3796	0.1677	-	0.1677	100.00	-	0.2119
CLO ETF	CLOI	Monthly	2.9608	2.9329	-	2.9329	-	0.0279	-
International High Yield	IHY	Monthly	1.1699	1.1691	0.0008	1.1699	90.80	-	-
J.P. Morgan EM	EMLC	Monthly	1.5262	1.0594	0.0461	1.1055	100.00	-	0.4668
Mortgage REIT	MORT	Quarterly	1.3412	1.0439	-	1.0439	-	-	0.2973
Office and Commercial REIT ETF	DESK	Quarterly	1.8920	0.9823	-	0.9823	-	-	0.9097
Preferred Securities	PFXF	Monthly	1.1870	1.1870	-	1.1870	-	-	-

Fund Name	Ticker Symbol	Payable Date	Percent of Total Ordinary Income Dividends that are QDI Eligible (c)	Percent of Total Ordinary Income Dividends that are DRD Eligible (d)	Section 199A QBI as a Percent of Ordinary Income Dividends (e)	Section 163(j)- Interest Dividends as a % of the Total Ordinary Income Distribution (f)	Qualified Interest Income (QII) as a % of the Total Ordinary Income Distribution (g)	Federal Obligation Interest as a Percentage of the Total Distribution (h)
AA-BB CLO ETF	CLOB	Monthly	-%	-%	-%	97.67%	3.76%	2.76%
BDC Income	BIZD	Quarterly	4.09	2.98	0.07	50.57	78.66	8.86%
China Bond	CBON	Monthly	-	-	-	100.00	-	-
CLO ETF	CLOI	Monthly	-	-	-	99.98	3.88	3.87
International High Yield	IHY	Monthly	-	-	-	95.60	-	-
J.P. Morgan EM	EMLC	Monthly	-	-	-	100.00	-	-
Mortgage REIT	MORT	Quarterly	2.90	-	59.88	-	-	-
Office and Commercial REIT ETF	DESK	Quarterly	2.61	-	78.11	-	-	-
Preferred Securities	PFXF	Monthly	29.29	28.64	17.89	24.62	23.69	-

(a) Funds with an amount in these columns have qualified to pass-through foreign taxes and foreign source income to their shareholders. Accordingly, shareholders may include their share of foreign source income on Form 1116 (Form 1118 for corporations) and may either deduct your portion of the taxes in computing your taxable income or take a credit for such taxes against your tax liability. To determine your portion of foreign source income, multiply the dollar amount of your total ordinary dividends by the percentage indicated.

(b) A return of capital is not considered taxable income to shareholders. Shareholders who received these distributions should not include these amounts in taxable income and should treat them as a reduction of the cost basis of the applicable shares upon which these distributions were paid. In order to compute the required adjustment to cost basis, a shareholder should use the more detailed information provided on Form 8937 -Organizational Actions Affecting Basis provided on the funds’ website at www.vaneck.com.

(c) All or a portion of a shareholder’s total ordinary income dividend may be taxed at a reduced capital gains rate rather than the higher marginal tax rates applicable to ordinary income. The amount of a dividend subject to this lower rate is known as Qualified Dividend Income or QDI and is reported in Box 1b of the Form 1099-DIV. Shareholders who received Form 1099-DIV should use the amounts reported to them on Form 1099-DIV when preparing their tax return. To treat a dividend as qualifying for lower rates, shareholders must have held shares on which the dividend was paid for at least 61 days during the 121-day period beginning 60 days before the ex-dividend date of the distribution.

(d) QDI information does not apply to shareholders that are corporations for U.S. tax purposes. Corporate shareholders should use the information regarding the Dividends Received Deduction or DRD. This data is being provided to corporate shareholders in order for them to compute their share of dividends qualifying for the DRD for corporations. To determine your share of income eligible for the DRD, multiply the dollar amount of your total ordinary dividends by the percentage indicated.

(e) The Section 199A amount represents the percentage of each Fund’s ordinary income distributions that represent Qualified Business Income (QBI) for purposes of the Internal Revenue Code Section 199A deduction. Section 199A allows a deduction of up to 20% on QBI for non-corporate taxpayers.

83

VANECK ETF TRUST

TAX INFORMATION

(unaudited) (continued)

(f) These amounts represent distributions paid during the taxable year ended December 31, 2025 that are eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder. To treat a dividend as interest income, shareholders must have held shares on which the dividend was paid for at least 180 days during the 361-day period surrounding the ex-dividend date of the distribution.

(g) These amounts represent distributions paid during the taxable year ended December 31, 2025 that were considered to be Qualified Interest Income (“QII”) distributions. The QII distributions may be exempt from United States withholding tax when distributed to non-U.S. shareholders with proper documentation.

(h) Certain states may exempt the portion of dividends derived from assets backed by the full faith and credit of the U.S. Government.

Additionally, AA-BB CLO ETF and CLO ETF paid short-term capital gains of $0.0641 and $0.0070 per share, respectively, that represents Qualified Short-Term Capital Gains (“QSTG”) which may be exempt from United States withholding tax when distributed to non-U.S. shareholders with proper documentation.

84

Changes In and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers, and Others

Refer to the financial statements included herein.

Approval of Investment Advisory Contracts

Not applicable.

85

December 31, 2025 ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

RSX	|	Russia ETF
RSXJ	|	Russia Small-Cap ETF

800.826.2333	vaneck.com

VANECK RUSSIA ETF

SCHEDULE OF INVESTMENTS

December 31, 2025

	Number of Shares	Value
COMMON STOCKS: 0.0%
Banks: 0.0%
Sberbank of Russia PJSC *∞	46,050,016	$0
VTB Bank PJSC *∞	13,375,470	0
		0
Consumer Discretionary Distribution & Retail: 0.0%
Ozon Holdings PLC (ADR) * †∞	8,707	0
Energy: 0.0%
Gazprom PJSC *∞	45,772,138	0
LUKOIL PJSC *∞	2,063,982	0
Novatek PJSC *∞	7,452,940	0
Rosneft Oil Co. PJSC *∞	16,922,345	0
Surgutneftegas PAO *∞	125,211,510	0
Surgutneftegas PAO (ADR) *∞	1,364,815	0
Tatneft PJSC (ADR) *∞	3,393,156	0
		0
Financial Services: 0.0%
Moscow Exchange MICEX-RTS PJSC *∞	17,946,312	0
Materials: 0.0%
Alrosa PJSC *∞	33,188,190	0
Evraz PLC *∞	266,000	0
GMK Norilskiy Nickel PAO *∞	52,917,800	0
GMK Norilskiy Nickel PAO (ADR) *∞	4	0
Novolipetsk Steel PJSC *∞	22,272,460	0
PhosAgro PJSC *∞	705,974	0
PhosAgro PJSC (GDR) ∞	13,644	0
Polyus PJSC (GDR) *∞	1,155,875	0
Raspadskaya PAO *∞	730,890	0
Severstal PAO (GDR) *∞	3,405,164	0
		0
Media & Entertainment: 0.0%
VK IPJSC (GDR) *∞	2,338,938	0
Telecommunication Services: 0.0%
Rostelecom PJSC *∞	13,944,591	0
	Number of Shares	Value
Utilities: 0.0%
Inter RAO UES PJSC *∞	482,502,010	$0
Irkutsk Electronetwork Co. JSC *∞	7,410,870	0
		0
Total Common Stocks (Cost: $1,403,242,108)		0

PREFERRED SECURITIES: 0.0% (Cost: $46,034,628)
Energy: 0.0%
Transneft PJSC ∞	2,097,200	0

MONEY MARKET FUND: 100.7% (Cost: $32,412,663)
State Street Institutional Treasury Plus - Premier Class 3.74%(a)	32,412,663	32,412,663

Total Investments Before Collateral for Securities Loaned: 100.7% (Cost: $1,481,689,399)		32,412,663

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.5%
Money Market Fund: 0.5% (Cost: $150,672)
State Street Navigator Securities Lending Government Money Market Portfolio 3.80%(a)	150,672	150,672
Total Investments: 101.2% (Cost: $1,481,840,071)		32,563,335
Liabilities in excess of other assets: (1.2)%		(391,197)
NET ASSETS: 100.0%		$32,172,138

Definitions:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Footnotes:

(a)	The rate shown is the 7-day yield as of 12/31/25.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is 0.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

See Notes to Financial Statements

3

VANECK RUSSIA ETF

SCHEDULE OF INVESTMENTS

(continued)

The summary of inputs used to value the Fund’s investments as of December 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$—	$—	$0	$0
Preferred Securities *	—	—	0	0
Money Market Funds	32,563,335	—	—	32,563,335
Total Investments	$32,563,335	$—	$0	$32,563,335

*	See Schedule of Investments for industry sectors.

The Adviser has elected to apply a 100% discount for lack of marketability to all Level 3 investments due to the political conditions surrounding Russia. The following tables reconcile the valuation of the Fund’s Level 3 investment securities and related transactions during the year ended December 31, 2025. Transfers in/out of levels are assessed at the beginning of the year (See Note 2):

Common Stock
Balance as of December 31, 2024	$0
Realized loss	—
Net change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in/out of level 3	—
Balance as of December 31, 2025	$0
Preferred Securities
Balance as of December 31, 2024	$0
Realized loss	—
Net change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in/out of level 3	—
Balance as of December 31, 2025	$0

See Notes to Financial Statements

4

VANECK RUSSIA SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

December 31, 2025

	Number of Shares	Value
COMMON STOCKS: 0.0%
Banks: 0.0%
Credit Bank of Moscow PJSC*∞	21,005,200	$0
Consumer Discretionary Distribution & Retail: 0.0%
M.Video PJSC*∞	110,194	0
Consumer Staples Distribution & Retail: 0.0%
Lenta International Co. PJSC (GDR)*∞	263,199	0
Energy: 0.0%
Sovcomflot PJSC*∞	989,960	0
Financial Services: 0.0%
SFI PJSC*∞	2,663	0
Food, Beverage & Tobacco: 0.0%
NovaBev Group PJSC*∞	89,880	0
Materials: 0.0%
Mechel PJSC*∞	438,883	0
Raspadskaya PAO *∞	703,205	0
Segezha Group PJSC 144A*∞	8,945,900	0
		0
Real Estate Management & Development: 0.0%
Etalon Group PLC (GDR)*∞	394,873	0
Gruppa Kompanii Samolyot PAO *∞	16,988	0
LSR Group PJSC*∞	103,574	0
		0
Telecommunication Services: 0.0%
Sistema AFK PAO*∞	6,612,640	0
	Number of Shares	Value
Transportation: 0.0%
Aeroflot PJSC*∞	1,885,382	$0
Globaltrans Investment PLC (GDR) ∞	182,773	0
Novorossiysk Commercial Sea Port PJSC*∞	8,972,400	0
		0
Utilities: 0.0%
Mosenergo PJSC*∞	19,492,800	0
OGK-2 PJSC *∞	51,450,600	0
TGC-1 PJSC *∞	1,701,100,000	0
Unipro PAO*∞	24,734,000	0
		0
Total Common Stocks (Cost: $20,767,966)		0

PREFERRED SECURITIES: 0.0% (Cost: $341,612)
Utilities: 0.0%
Rosseti Lenenergo PJSC ∞	171,506	0

MONEY MARKET FUND: 110.6% (Cost: $376,383)
State Street Institutional Treasury Plus - Premier Class 3.74%(a)	376,383	376,383

Total Investments: 110.6% (Cost: $21,485,961)		376,383
Liabilities in excess of other assets: (10.6)%		(36,000)
NET ASSETS: 100.0%		$340,383

Definitions:

GDR	Global Depositary Receipt

Footnotes:

(a)	The rate shown is the 7-day yield as of 12/31/25.
*	Non-income producing
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $0, or 0.0% of net assets.

The summary of inputs used to value the Fund’s investments as of December 31, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$—	$—	$0	$0
Preferred Securities *	—	—	0	0
Money Market Fund	376,383	—	—	376,383
Total Investments	$376,383	$—	$0	$376,383

*	See Schedule of Investments for industry sectors.

See Notes to Financial Statements

5

VANECK RUSSIA SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

(continued)

The Adviser has elected to apply a 100% discount for lack of marketability to all Level 3 investments due to the political conditions surrounding Russia. The following tables reconcile the valuation of the Fund’s Level 3 investment securities and related transactions during the year ended December 31, 2025. Transfers in/out of levels are assessed at the beginning of the year (See Note 2):

Common Stock
Balance as of December 31, 2024	$0
Realized loss	(1,603,111)
Net change in unrealized appreciation (depreciation)	1,603,111
Purchases	—
Sales	—
Transfers in/out of level 3	—
Balance as of December 31, 2025	$0
Preferred Securities
Balance as of December 31, 2024	$0
Realized loss	—
Net change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in/out of level 3	—
Balance as of December 31, 2025	$0

See Notes to Financial Statements

6

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2025

	Russia ETF	Russia Small-Cap ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$32,412,663	$376,383
Short-term investments held as collateral for securities loaned (3)	150,672	—
Cash denominated in foreign currency, at value (4)	683	629
Receivables:
Due from Adviser	—	7,541
Dividends and interest	83,214	2,589
Prepaid expenses	776	478
Other assets	16,140	417
Total assets	32,664,148	388,037
Liabilities:
Payables:
Collateral for securities loaned	150,672	—
Deferred Trustee fees	263,225	5,030
Accrued expenses	78,113	42,624
Total liabilities	492,010	47,654
NET ASSETS	$32,172,138	$340,383
Shares outstanding	95,900,000	883,318
Net asset value, per share	$0.34	$0.39
Net Assets consist of:
Aggregate paid-in capital	$3,460,323,422	$41,603,873
Total distributable loss	(3,428,151,284)	(41,263,490)
NET ASSETS	$32,172,138	$340,383
(1) Includes Investment in securities on loan, at market value	$—	$—
(2) Cost of investments - Unaffiliated issuers	$1,481,689,399	$21,485,961
(3) Cost of short-term investments held as collateral for securities loaned	$150,672	$—
(4) Cost of cash denominated in foreign currency	$612	$612

See Notes to Financial Statements

7

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2025

	Russia ETF	Russia Small-Cap ETF
Income:
Dividends	$1,352,275	$729,311
Interest	18,896	698
Securities lending income	797	—
Total income	1,371,968	730,009
Expenses:
Professional fees	109,421	26,997
Custody and accounting fees	30,129	—
Reports to shareholders	69,762	11,767
Trustees’ fees and expenses	24,322	1,303
Insurance	2,036	1,019
Taxes	263	259
Other	921	921
Total expenses	236,854	42,266
Expenses assumed by the Adviser	—	(38,819)
Net expenses	236,854	3,447
Net investment income	1,135,114	726,562

Net realized gain (loss) on:
Investments	480	(1,603,111	)(a)
Net realized gain (loss)	480	(1,603,111)

Net change in unrealized appreciation (depreciation) on:
Investments	—	1,603,111
Foreign currency translations and foreign denominated assets and liabilities	48	43
Net change in unrealized appreciation (depreciation)	48	1,603,154
Net increase in net assets resulting from operations	$1,135,642	$726,605

(a) Amount represents a realized loss resulting from an issuer bankruptcy. Due to the bankruptcy and share cancellation, no proceeds were received from the issuer.

See Notes to Financial Statements

8

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Russia ETF		Russia Small-Cap ETF
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income	$1,135,114	$2,558,164	$726,562	$32,699
Net realized gain (loss)	480	(80,967,925)	(1,603,111)	(157,606)
Net change in unrealized appreciation (depreciation)	48	167,972,420	1,603,154	2,064,582
Net increase in net assets resulting from operations	1,135,642	89,562,659	726,605	1,939,675
Distributions to shareholders from:
Distributable earnings	(1,141,210)*	(2,757,442)	(725,027)	(33,046)
Return of capital	—	(87,014,548)	—	(1,907,869)
Total distributions	(1,141,210)	(89,771,990)	(725,027)	(1,940,915)

Total increase (decrease) in net assets	(5,568)	(209,331)	1,578	(1,240)
Net Assets, beginning of year	32,177,706	32,387,037	338,805	340,045
Net Assets, end of year	$32,172,138	$32,177,706	$340,383	$338,805

*	Refer to Note 1 for distribution information.

There were no share transactions for the years ended December 31, 2025 and December 31, 2024, respectively (See Note 5).

See Notes to Financial Statements

9

VANECK ETF TRUST

STATEMENTS OF CASH FLOWS

For the Year Ended December 31, 2025

	Russia ETF		Russia Small-Cap ETF
Cash Flows from Operating Activities
Net increase in net assets resulting from operations	$1,135,642		$726,605
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used for) operating activities:
Net (purchases) sales of short term investments	(73,352)		25,589
Net realized loss on investments in securities	—		1,603,111
Net change in unrealized (appreciation) depreciation on investments	—		(1,603,111)
(Increase) decrease in assets:
Dividends and interest receivable	16,749		(1,364)
Due from Adviser	—		(2,489)
Prepaid expenses	854		53
Other assets	(3,465)		780
Increase (decrease) in liabilities:
Accrued expenses	4,792		(25,016)
Deferred trustee fees	27,046		506
Net cash provided by operating activities	1,108,266		724,664

Cash Flows from Financing Activities
Cash distributions paid	(1,141,210)	(a)	(725,027)
Net cash used for financing activities	(1,141,210)		(725,027)
Cash Balance
Net change in cash	(32,944)		(363)
Cash at beginning of year	33,627		992
Cash at end of year	$683		$629

(a) Refer to Note 1 for distribution information.

See Notes to Financial Statements

10

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Russia ETF
	Year Ended December 31,
	2025		2024		2023		2022		2021

Net asset value, beginning of year	$0.34		$0.34		$0.37		$26.75		$23.82
Net investment income (a)	0.01		0.03		0.02		0.05		1.39
Net realized and unrealized gain (loss) on investments	—		0.91		0.66		(26.43)		3.06
Total from investment operations	0.01		0.94		0.68		(26.38)		4.45
Distributions from:
Net investment income	(0.01)		(0.03)		(0.02)		—		(1.52)
Return of capital	—		(0.91)		(0.69)		—		—
Total distributions	(0.01)		(0.94)		(0.71)		—		(1.52)
Net asset value, end of year	$0.34		$0.34		$0.34		$0.37		$26.75
Total return (b)	3.64%		421.94	%(c)	296.65	%(c)	(98.62)%		18.74%

Ratios to average net assets
Expenses (d)	0.72	%(e)	0.32%		0.47%		0.60	%(e)	0.56%
Expenses excluding interest, a portion of depositary receipt fees and taxes (d) (f)	0.72	%(e)	0.31%		0.41%		0.59	%(e)	0.56%
Net investment income	3.47%		4.72%		4.55%		1.67%		4.99%
Supplemental data
Net assets, end of year (in millions)	$32		$32		$32		$35		$1,376
Portfolio turnover rate (g)	—%		—%		—%		4%		20%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Total Return includes the impact of proceeds from the sale of certain investments, which were previously being fair valued at zero. See Note 2 - Plan of Liquidation for more information.
(d)	Effective March 11, 2022, the Adviser implemented a voluntary waiver of its management fee for the Fund (See Note 4).
(e)	During the period the Fund incurred significant expenses outside of its expense cap.
(f)	Prior to May 1, 2023, the ratio excludes depositary receipt fees in excess of 0.10% of average daily net assets.
(g)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

11

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Russia Small-Cap ETF
	Year Ended December 31,
	2025		2024		2023	2022		2021

Net asset value, beginning of year	$0.38		$0.38		$0.44	$32.97		$36.22
Net investment income (loss) (a)	0.82	(b)	0.04		0.02	(0.09)		1.12
Net realized and unrealized gain (loss) on Investments	0.01		2.16		—	(32.44)		(2.29)
Total from investment operations	0.83		2.20		0.02	(32.53)		(1.17)
Distributions from:
Net investment income	(0.82)		(0.04)		(0.02)	—		(2.00)
Return of capital	—		(2.16)		(0.06)	—		(0.08)
Total distributions	(0.82)		(2.20)		(0.08)	—		(2.08)
Net asset value, end of year	$0.39		$0.38		$0.38	$0.44		$32.97
Total return (c)	215.15%		580.57	%(d)	5.73%	(98.66)%		(3.29)%

Ratios to average net assets
Gross expenses (e)	8.88	%(f)	12.02%		24.81%	5.34	%(f)	1.08%
Net expenses (e)	0.72	%(f)	0.72%		0.74%	4.50	%(f)	0.75%
Net expenses excluding interest, a portion of depositary receipt fees and taxes (e) (g)	0.67	%(f)	0.67%		0.67%	4.49	%(f)	0.75%
Net investment income (loss)	152.67	%(b)	4.80%		5.30%	(1.77)%		3.01%
Supplemental data
Net assets, end of year (in millions)	$—	(h)	$—	(h)	$— (h)	$—	(h)	$24
Portfolio turnover rate (i)	—%		—%		—%	68%		47%

(a)	Calculated based upon average shares outstanding
(b)	During the year the Fund received a special dividend.
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Total Return includes the impact of proceeds from the sale of certain investments, which were previously being fair valued at zero. See Note 2 - Plan of Liquidation for more information.
(e)	Effective March 11, 2022, the Adviser implemented a voluntary waiver of its management fee for the Fund (See Note 4).
(f)	During the period the Fund incurred significant expenses outside of its expense cap (See Note 2).
(g)	Prior to May 1, 2023, the ratio excludes depositary receipt fees in excess of 0.08% of average daily net assets.
(h)	Amount is less than $500,000.
(i)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

12

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2025

Note 1—Fund Organization

VanEck ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust. These financial statements relate only to the investment portfolios listed in the diversification table below (each a “Fund” and, collectively, the “Funds”). Van Eck Associates Corporation (the “Adviser”) serves as the investment adviser for the Funds.

Fund	Diversification Classification

Russia ETF	Non-Diversified
Russia Small-Cap ETF	Non-Diversified

Prior to the Funds’ plan of liquidation (See Note 2), the Funds sought to replicate as closely as possible, before fees and expenses, the price and yield performance of their index. Effective July 31, 2023, the MVIS Russia Index and the MVIS Russia Small-Cap Index were decommissioned.

The Russia ETF declared a distribution of $0.0119 per share on December 22, 2025, to shareholders of record as of December 22, 2025. The distribution was paid to Depository Trust & Clearing Corporation (DTCC) to be distributed to shareholders on December 26, 2025. However, this distribution is currently being held by DTCC pending the issuance of a license to DTCC from the Office of Foreign Assets Control under applicable sanctions regulations relating to Russia authorizing its release. Shareholders should consult their tax advisers with regard to the U.S. federal income tax consequences of the unpaid distribution.

The Russia ETF has qualified as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). However, due to the restrictions on the Russia ETF’s ability to pay distributions, the Russia ETF will be unable, unless the restrictions are lifted, to pay the required distributions of its investment company taxable income and realized capital gains, if any. Regulated investment companies are required to annually distribute at least 90% of their investment company taxable income. Unless these restrictions are lifted, the Russia ETF will be unable to meet this requirement and will no longer be qualified as a regulated investment company after certain deadlines have passed. The loss of qualification is likely to result in income tax liability for the Russia ETF and result in economic loss for the shareholders of the Russia ETF.

Note 2— Plan of Liquidation

Russia’s large-scale invasion of Ukraine and the geo-political events that followed have significantly adversely impacted the Funds’ operations since March 2022. The governments of the United States and many other countries imposed economic sanctions on certain Russian individuals and Russian governmental, corporate and banking entities. A number of jurisdictions also instituted broad sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. In response, the government of Russia imposed capital controls to restrict movements of capital entering and exiting the country. As a result, the value and liquidity of Russian securities and its currency have experienced significant declines. The Russian securities markets were closed for a period of time and were reopened on March 24, 2022, but significant trading limitations have remained. It remains uncertain how long this will persist.

As a result, the fair value of Russian securities held by the Funds were valued near or at zero since shortly after the invasion and have rendered virtually all of the Funds’ investments in equity securities, including depositary receipts, illiquid.

On September 29, 2022, the Board of Trustees of the Trust (the Trustees”) unanimously voted to approve a Plan of Liquidation and Termination of the Funds, contingent on receiving any necessary relief from the SEC. On December 28, 2022, the SEC granted exemptive relief to each Fund permitting them to suspend the right of redemption with respect to shares of each Fund and, if necessary, postpone the date of payment of redemption proceeds with respect to redemption orders received but not yet paid until the Funds complete the liquidation of their portfolios and distribute all of their assets to remaining shareholders. Furthermore, because the Funds have been delisted by Cboe BZX Exchange, Inc. in connection with the liquidation of the

13

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

Note 2— Plan of Liquidation (continued)

Funds, the Funds are no longer exchange-traded funds and we do not anticipate that there will be a trading market for your shares. Upon payment of the final liquidating distribution, the Funds will be terminated.

The Funds will not engage in any business or investment activities except for the purposes of winding up their affairs. It is expected that the liquidation of the Funds will take an extended period of time, if circumstances involving Russian securities markets do not improve.

While certain Russian securities held by the Funds have declared dividends, there is no assurance these dividends can be collected by the Funds. As a result, all such dividend receivables related to these Russian securities are valued at $0 as of December 31, 2025.

The Funds may be terminated at any time on a date determined by the Board, even if the Russian securities and depositary receipts have not been sold. Due to the uncertainty involved, there can be no assurance that shareholders will receive any additional liquidating distributions relating to the Russian securities and depositary receipts. The distribution to shareholders of sale proceeds of Russian securities and depositary receipts, if any, will be reduced by expenses related to the sale.

In connection with the Plan of Liquidation, the Funds shall bear the expenses incurred in connection with carrying out liquidation, including, but not limited to, printing and legal expenses, audit and tax services fees, and the expenses of reports to shareholders. All such expenses will be considered extraordinary expenses for purposes of any expense limitation in effect with respect to the Fund.

Refer to the Liquidation FAQ posted on the Funds’ webpages for additional information.

Note 3— Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies.

The following summarizes the Funds’ significant accounting policies.

A.	Security Valuation

The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ
14

Note 3— Significant Accounting Policies (continued)

A.	Security Valuation (continued)

official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy. Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

The Funds’ Board of Trustees (the “Trustees”) has designated the Adviser as valuation designee to perform the Funds’ fair value determinations, subject to board oversight and certain reporting and other requirements. The Adviser has adopted policies and procedures reasonably designed to comply with the requirements. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee of the Adviser convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The holdings of the Funds at December 31, 2025 are generally restricted from trading and any currency denominated in Rubles cannot be repatriated, therefore the Pricing Committee is currently fair valuing these investments at $0 as represented in the Schedule of Investments and deeming all these holdings as Level 3 in the fair value hierarchy.

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Federal Income Taxes

It is each Fund’s policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

15

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

Note 3— Significant Accounting Policies (continued)

C.	Distributions to Shareholders

In accordance with the Plan of Liquidation and Termination, the Funds may make a series of liquidating distributions at various times. Additionally, until termination, each of the Funds may declare taxable distributions of income (if any) and/or net capital gains, (if any after reduction for capital loss carryforwards) to continue to satisfy the Federal income and excise tax distribution requirements for regulated investment companies. See Note 1 for distribution information.

D.	Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statements of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities, are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

Any currency denominated in Rubles cannot be repatriated and such currency was valued at $0 as of December 31, 2025.

E.	Restricted Securities

The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

F.	Offsetting Assets and Liabilities

In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may receive cash and or securities as collateral for securities lending. For financial reporting purposes, the Funds present securities lending assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Cash collateral received for securities lending in the form of money market fund investments, if any, at December 31, 2025 is presented in the Schedules of Investments and in the Statements of Assets and Liabilities. Non-cash collateral, if any, is disclosed in Note 10 (Securities Lending).

G.	Segment Reporting

The Chief Financial Officer and the Treasurer act as the Funds’ chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. In accordance with the Plan of Liquidation, the Funds will not engage in any business or investment activities except for the purposes of winding up their affairs. Therefore, the CODM has determined that segment reporting is not applicable.
16

Note 3— Significant Accounting Policies (continued)

H.	Other

Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date.

The Funds earn interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statements of Operations.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 4— Investment Management and Other Agreements

Prior to March 11, 2022, the Adviser received a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. Effective March 11, 2022, the Adviser has implemented a waiver of the Funds’ management fee, which will continue to be in effect while the Funds liquidate. The Adviser may eliminate such management fee waiver in its sole discretion at any time. In addition, the Adviser has temporarily agreed to waive and assume expenses to prevent each Fund’s total annual operating expenses (excluding acquired fund fees and expenses, depositary receipt fees, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding the expense limitations listed in the table below.

The management fee rates and expense limitations for the year ended December 31, 2025, are as follows:

Fund	Management Fees	Expense Limitations
Russia ETF	0.50%	0.62%
Russia Small-Cap ETF	0.50	0.67

*	Fee rates reflected are those in effect before voluntary waivers.

Refer to the Statements of Operations for the amounts assumed by the Adviser for the year ended December 31, 2025.

In connection with the Plan of Liquidation (Note 2), the Funds shall bear the expenses incurred in connection with carrying out liquidation, including, but not limited to, printing and legal expenses, audit and tax services fees, and the expenses of reports to shareholders. All such expenses will be considered extraordinary expenses for purposes of any expense limitation in effect with respect to the Fund.

In addition, Van Eck Securities Corporation (the “Distributor”), an affiliate of the Adviser, acts as the Funds’ distributor. Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 5— Capital Share Transactions

As of December 31, 2025, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Since March 2, 2022, VanEck Russia Small-Cap ETF had temporarily suspended new creations of its shares and since March 3, 2022, VanEck Russia ETF had temporarily suspended new creations of its shares. Such suspensions became permanent on December 28, 2022, when the Plan of Liquidation and Termination of the Funds became effective.

17

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

Note 6— Investments

For the year ended December 31, 2025, there were no purchases and sales of investments (excluding short-term investments). One position held by RSXJ was written off due to bankruptcy by the issuer and cancellation of shares. The Fund received no proceeds.

Note 7— Income Taxes

As of December 31, 2025, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Russia ETF	$1,483,477,710	$–	$(1,450,914,375)	$(1,450,914,375)
Russia Small-Cap ETF	22,037,326	–	(21,660,943)	(21,660,943)

At December 31, 2025, the components of total distributable earnings (losses) on a tax basis, for each Fund, were as follows:

Fund	Undistributed Ordinary Income	(Accumulated Capital Losses^)/ Undistributed Capital Gains	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Distributable Earnings (Loss)
Russia ETF	$20,950	$(1,976,994,706)	$(263,226)	$(1,450,914,302)	$(3,428,151,284)
Russia Small-Cap ETF	2,041	(19,599,576)	(5,028)	(21,660,927)	(41,263,490)

^	These accumulated capital losses are available to offset future capital gains and have an unlimited expiration.

The tax character of dividends paid to shareholders was as follows:

	December 31, 2025	December 31, 2024
Fund	Ordinary Income	Ordinary Income	Return of Capital
Russia ETF	$1,141,210 *	$2,757,442	$87,014,548
Russia Small-Cap ETF	725,027	33,046	1,907,869

*	Refer to Note 1 for distribution information.

During the year ended December 31, 2025, Russia ETF utilized $480 of its capital loss carryover available from prior years.

Each year, the Funds assess the need for any reclassifications due to permanent book to tax differences that affect distributable earnings (losses) and aggregate paid in capital. Net assets are not affected by these reclassifications. During the year ended December 31, 2025, the Funds did not have any reclassifications.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, the Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes, if any, on both realized and unrealized appreciation.

18

Note 7— Income Taxes (continued)

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended December 31, 2025, the Funds did not incur any interest or penalties.

In December 2023, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific information regarding income taxes paid. The new disclosures are effective for funds with fiscal years beginning after December 15, 2024. Management has determined that no additional disclosures are required for the Funds included in this report, since the Funds pay no federal income taxes and have immaterial amounts of state, local and foreign taxes.

Note 8— Principal Risks

Non-diversified funds generally hold securities of fewer issuers than diversified funds (See Note 1) and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Funds own securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse economic developments and political conflicts, or natural or other disasters. Additionally, the Funds invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price, difficult to trade, and potentially less liquid than securities issued in more developed markets. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions, and legal systems that do not protect property risks as well as the laws of the United States.

As a result of the current conditions related to Russian securities and Russian markets as outlined in the Plan of Liquidation (Note 2), the Funds are unable to dispose of the Russian securities in their portfolios, with limited exceptions, and the Funds’ portfolios have become illiquid. It is unknown when current restrictions will be lifted. In the event that it becomes possible to dispose of Russian securities, other market participants may attempt to liquidate holdings at the same time as the Funds, and the Funds may be unable to transact at advantageous times or prices. Russia recently took actions that impact the custody of equity securities of Russian issuers and may be detrimental to a Fund's ability to locate and recover such securities. Russia may continue to take similar actions in the future. Custody issues with respect to Russian securities may ultimately result in losses to a Fund.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 9— Trustee Deferred Compensation Plan

The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which a Trustee can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds of the Trust as directed by the Trustees.

The expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 10— Securities Lending

To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with the securities lending agent. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the

19

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

Note 10— Securities Lending (continued)

market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statements of Operations. Cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Funds’ Schedules of Investments or Statements of Assets and Liabilities as it is held by the agent on behalf of the Funds. The Funds do not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at December 31, 2025, is presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. The following is a summary of the Funds’ securities on loan and related collateral as of December 31, 2025:

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
Russia ETF	$–	$150,672	$–	$150,672

The following table presents money market fund investments held as collateral by type of security on loan as of December 31, 2025:

Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statements of Assets and Liabilities
Fund	Equity Securities
Russia ETF	$150,672

*	Remaining contractual maturity: overnight and continuous

Note 11— Subsequent Events

Subsequent to December 31, 2025, State Street Bank and Trust Company, which serves as custodian and provides transfer agency and fund accounting services to the Russia ETF, indicated that, due to certain restrictions imposed by the Office of Foreign Assets Control, State Street Bank and Trust Company and its affiliates will no longer process any financial transactions, including distributions for the Russia ETF. The Russia ETF will therefore have no operational mechanism to conduct transactions, pay expenses, or effect distributions to shareholders. Regulated investment companies are required to annually distribute at least 90% of their investment company taxable income. Without the ability to have its financial transactions processed, if the Russia ETF earned investment company taxable income for a particular taxable year, the Russia ETF would be unable to meet this annual distribution requirement and would no longer be qualified as a regulated investment company after certain deadlines have passed. The loss of qualification would likely result in income tax liability for the Russia ETF and result in economic loss for the shareholders of the Russia ETF.

20

VANECK ETF TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of VanEck ETF Trust and Shareholders of VanEck Russia ETF and VanEck Russia Small-Cap ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of VanEck Russia ETF and VanEck Russia Small-Cap ETF (two of the funds constituting VanEck ETF Trust, hereafter collectively referred to as the "Funds") as of December 31, 2025, the related statements of operations and cash flows for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the four years in the period ended December 31, 2025, (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of each of their operations and each of their cash flows for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2025 and each of the financial highlights for each of the four years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

The financial statement of the Funds as of and for the year ended December 31, 2021, and the financial highlights for each of the periods ended on or prior to December 31, 2021 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated February 28, 2022, expressed an unqualified opinion on the financial statements and financial highlights.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.

Emphasis of Matter

As discussed in Note 2 to the financial statements, due to the Russia invasion of Ukraine, the Board unanimously voted to close and liquidate the Funds, and management is in process of executing its liquidation plan.

/s/PricewaterhouseCoopers LLP

New York, New York

February 26, 2026

21

VANECK ETF TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued)

We have served as the auditor of one or more investment companies in the VanEck Funds complex since 2022.

22

VANECK ETF TRUST

TAX INFORMATION

(unaudited)

The following information is provided with respect to the distributions paid and received by shareholders during the taxable year ended December 31, 2025. Please consult your tax advisor for proper treatment of this information:

Fund Name	Ticker Symbol	Payable Date	Total Ordinary Income Dividends	Section 163(j)- Interest Dividends as a % of the Total Ordinary Income Distribution (a)	Qualified Interest Income (QII) as a % of the Total Ordinary Income Distribution (b)
Russia Small-Cap ETF	RSXJ	Annual	$0.8208	1.44%	3.00%

Fund Name	Ticker Symbol	Federal Obligation Interest (c)
Russia Small-Cap ETF	RSXJ	1.53%

(a) These amounts represent distributions paid during the taxable year ended December 31, 2025 that are eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder. To treat a dividend as interest income, shareholders must have held shares on which the dividend was paid for at least 180 days during the 361-day period surrounding the ex-dividend date of the distribution.

(b) These amounts represent distributions paid during the taxable year ended December 31, 2025 that were considered to be Qualified Interest Income ("QII") distributions. The QII distributions may be exempt from United States withholding tax when distributed to non-U.S. shareholders with proper documentation.

(c) The interest from Federal obligations represents income derived from assets backed by the full faith and credit of the U.S. Government. State law varies as to what percentage of this dividend is exempt from state income tax.

23

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers, and Others

Refer to the financial statements included herein.

Approval of Investment Advisory Contracts

Not applicable.

24

Item 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7.

Item 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7.

Item 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7.

Item 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7.

Item 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 13.	PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 14.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

Item 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

Item 19.	EXHIBITS.

(a)(1)	The code of ethics is attached as EX-99.CODE ETH

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VANECK ETF TRUST

By (Signature and Title)	/s/ John J. Crimmins, CFO

Date	March 10, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jan F. van Eck, CEO

Date	March 10, 2026

By (Signature and Title)	/s/ John J. Crimmins, CFO

Date	March 10, 2026